UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks — 83.98%

	Aerospace & Defense — 1.56%
26,319	L-3 Communications Holdings, Inc.	$3,311
10,383	Lockheed Martin Corp.	2,107
11,011	Raytheon Co.	1,203
21,991	The Boeing Co.	3,300

		9,921

	Air Freight & Logistics — 0.47%
31,129	United Parcel Service, Inc., Class - B	3,018

	Airlines — 1.84%
6,752	Copa Holdings SA, Class - A	682
176,741	Delta Air Lines, Inc.	7,946
158,312	JetBlue Airways Corp.(a)	3,048

		11,676

	Auto Components — 0.88%
25,030	Lear Corp.	2,774
51,778	Magna International, Inc., ADR	2,779

		5,553

	Automobiles — 1.81%
568,629	Ford Motor Co.	9,178
63,577	General Motors Co.	2,384

		11,562

	Banks — 5.49%
6,647	Associated Banc-Corp.	124
626,657	Bank of America Corp.	9,643
1,491	Bank of Hawaii Corp.	91
3,859	BankUnited, Inc.	126
29,919	BB&T Corp.	1,167
1,181	BOK Financial Corp.	72
111,984	Citizens Financial Group, Inc.	2,702
2,227	Cullen/Frost Bankers, Inc.	154
38,876	Fifth Third Bancorp	733
13,255	First Niagara Financial Group, Inc.	117
8,657	Fulton Financial Corp.	107
54,964	JPMorgan Chase & Co.	3,330
4,393	M&T Bank Corp.	558
4,320	PacWest Bancorp	203
23,334	PNC Financial Services Group, Inc.	2,176
67,644	U.S. BanCorp	2,954
196,689	Wells Fargo & Co.	10,699

		34,956

	Beverages — 1.41%
28,081	Coca-Cola Enterprises, Inc.	1,241
8,076	Dr. Pepper Snapple Group, Inc.	634
5,410	Molson Coors Brewing Co., Class - B	403
35,061	PepsiCo, Inc.	3,353
82,733	The Coca-Cola Co.	3,354

		8,985

	Biotechnology — 0.62%
39,984	Gilead Sciences, Inc.(a)	3,924

	Capital Markets — 0.72%
1,088	Artisan Partners Asset Management, Inc.	49
5,329	BlackRock, Inc., Class - A	1,951
4,976	Eaton Vance Corp.	207
3,249	Federated Investors, Inc., Class - B	110

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Capital Markets (continued)
18,946	Invesco Ltd.	$752
5,119	Lazard Ltd., Class - A	269
3,699	LPL Financial Holdings, Inc.	162
10,947	T. Rowe Price Group, Inc.	886
3,539	Waddell & Reed Financial, Inc., Class - A	175

		4,561

	Chemicals — 3.22%
7,973	Air Products & Chemicals, Inc.	1,206
2,284	Albemarle Corp.	121
19,075	CF Industries Holdings, Inc.	5,410
33,572	E.I. du Pont de Nemours & Co.	2,399
6,493	Eastman Chemical Co.	450
7,871	Huntsman Corp.	175
64,197	LyondellBasell Industries NV, Class - A	5,636
12,677	Praxair, Inc.	1,531
54,568	The Dow Chemical Co.	2,618
16,887	The Mosaic Co.	778
1,973	The Scotts Miracle-Gro Co.	133

		20,457

	Commercial Services & Supplies — 0.35%
4,476	Covanta Holding Corp.	100
5,523	KAR Auction Services, Inc.	209
7,375	Pitney Bowes, Inc.	172
6,910	R.R. Donnelley & Sons Co.	133
10,121	Republic Services, Inc., Class - A	411
6,981	The ADT Corp.	290
16,354	Waste Management, Inc.	887

		2,202

	Communications Equipment — 1.40%
163,622	Brocade Communications Systems, Inc.	1,941
118,310	Cisco Systems, Inc.	3,256
5,021	Harris Corp.	395
47,962	Qualcomm, Inc.	3,327

		8,919

	Construction & Engineering — 0.01%
6,000	KBR, Inc.	87

	Consumer Finance — 2.73%
121,038	Capital One Financial Corp.	9,539
67,682	Discover Financial Services	3,814
18,918	Navient Corp.	385
390,699	SLM Corp.	3,626

		17,364

	Containers & Packaging — 0.19%
4,136	Avery Dennison Corp.	219
4,260	Bemis Co., Inc.	197
6,828	Greif, Inc., Class - A	268
4,160	Packaging Corp. of America	326
3,852	Sonoco Products Co.	175

		1,185

	Distributors — 0.09%
6,451	Genuine Parts Co.	601

	Diversified Consumer Services — 0.05%
10,207	H&R Block, Inc.	327

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Diversified Telecommunication Services — 1.20%
100,980	AT&T, Inc.	$3,297
23,672	CenturyLink, Inc.	818
35,692	Frontier Communications Corp.	252
67,698	Verizon Communications, Inc.	3,292

		7,659

	Electric Utilities — 1.85%
41,576	American Electric Power, Inc.	2,339
11,364	Duke Energy Corp.	873
79,721	Edison International	4,979
2,666	Entergy Corp.	207
5,191	Eversource Energy	262
12,520	Exelon Corp.	421
6,098	FirstEnergy Corp.	214
2,335	Great Plains Energy, Inc.	62
1,397	Hawaiian Electric Industries, Inc.	45
6,524	NextEra Energy, Inc.	679
3,518	OGE Energy Corp.	111
3,688	Pepco Holdings, Inc.	99
1,616	Pinnacle West Capital Corp.	103
9,923	PPL Corp.	334
15,378	The Southern Co.	681
2,086	Westar Energy, Inc.	81
8,217	Xcel Energy, Inc.	286

		11,776

	Electrical Equipment — 0.85%
20,258	Eaton Corp. PLC	1,376
59,031	Emerson Electric Co.	3,342
6,040	Rockwell Automation, Inc.	701

		5,419

	Electronic Equipment, Instruments & Components — 0.44%
72,665	Keysight Technologies, Inc.(a)	2,700
3,941	National Instruments Corp.	126

		2,826

	Energy Equipment & Services — 1.39%
5,106	Atwood Oceanics, Inc.	144
1,366	Franks International NV	26
24,294	Helmerich & Payne, Inc.	1,654
68,083	National Oilwell Varco, Inc.	3,403
8,436	Patterson-UTI Energy, Inc.	158
3,897	RPC, Inc.	50
40,982	Schlumberger Ltd.	3,420

		8,855

	Food & Staples Retailing — 0.66%
11,130	Safeway, Inc.(a)	1
11,130	Safeway, Inc.(a)	11
23,860	Sysco Corp.	900
40,338	Wal-Mart Stores, Inc.	3,318

		4,230

	Food Products — 1.74%
29,508	Archer-Daniels-Midland Co.	1,399
6,599	Campbell Soup Co.	307
15,749	ConAgra Foods, Inc.	575
7,435	Flowers Foods, Inc.	169
27,621	General Mills, Inc.	1,563
6,229	Hershey Co.	629
34,388	Ingredion, Inc.	2,676

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Food Products (continued)
11,550	Kellogg Co.	$762
23,363	Kraft Foods Group, Inc.	2,035
5,625	McCormick & Co., Inc.	434
1,716	Pinnacle Foods, Inc.	70
4,298	The J.M. Smucker Co.	497

		11,116

	Gas Utilities — 0.72%
1,968	AGL Resources, Inc.	98
1,513	Atmos Energy Corp.	84
1,396	National Fuel Gas Co.	84
2,924	Questar Corp.	70
130,018	UGI Corp.	4,237

		4,573

	Health Care Equipment & Supplies — 0.40%
36,930	Baxter International, Inc.	2,530

	Health Care Providers & Services — 2.75%
55,454	Aetna, Inc.	5,908
75,120	Anthem, Inc.	11,599

		17,507

	Hotels, Restaurants & Leisure — 1.58%
14,906	Carnival Corp.	713
4,735	Darden Restaurants, Inc.	328
3,838	Dunkin’ Brands Group, Inc.	183
10,174	International Game Technology	177
60,031	Las Vegas Sands Corp.	3,304
34,076	McDonald’s Corp.	3,321
2,772	SeaWorld Entertainment, Inc.	53
2,623	Six Flags Entertainment Corp.	127
3,141	Wynn Resorts Ltd.	395
19,094	YUM! Brands, Inc.	1,503

		10,104

	Household Durables — 0.34%
4,997	Garmin Ltd.	237
4,816	Leggett & Platt, Inc.	222
24,349	Tupperware Brands Corp.	1,681

		2,140

	Household Products — 1.32%
39,285	Colgate-Palmolive Co.	2,724
18,230	Kimberly-Clark Corp.	1,953
4,453	The Clorox Co.	492
39,600	The Procter & Gamble Co.	3,244

		8,413

	Independent Power and Renewable Electricity Producers — 0.88%
232,827	Calpine Corp.(a)	5,324
5,046	NRG Energy, Inc.	127
11,482	The AES Corp.	148

		5,599

	Industrial Conglomerates — 1.04%
20,227	3M Co.	3,337
131,942	General Electric Co.	3,273

		6,610

	Insurance — 5.77%
15,285	ACE Ltd.	1,705
20,497	Aflac, Inc.	1,312

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Insurance (continued)
4,380	Allied World Assurance Co. Holdings AG	$177
145,227	Allstate Corp.	10,335
55,780	American Financial Group, Inc.	3,578
88,149	American International Group, Inc.	4,830
54,568	Aon PLC	5,244
5,744	Arthur J. Gallagher & Co.	269
4,601	AXIS Capital Holdings Ltd.	237
6,021	Cincinnati Financial Corp.	321
1,121	CNA Financial Corp.	46
1,535	Endurance Specialty Holdings Ltd.	94
947	Erie Indemnity Co., Class - A	83
2,040	Everest Re Group Ltd.	356
1,759	Hanover Insurance Group, Inc.	128
975	Mercury General Corp.	56
65,367	MetLife, Inc.	3,304
9,804	Old Republic International Corp.	146
2,363	PartnerRe Ltd.	270
13,302	Principal Financial Group, Inc.	683
2,699	ProAssurance Corp.	124
19,055	Prudential Financial, Inc.	1,530
12,073	The Chubb Corp.	1,221
24,440	The Progressive Corp.	665
3,518	Validus Holdings Ltd.	148

		36,862

	Internet Software & Services — 0.08%
2,095	Equinix, Inc.	488

	IT Services — 2.30%
28,613	Accenture PLC, Class - A	2,681
18,846	Automatic Data Processing, Inc.	1,614
47,700	Booz Allen Hamilton Holding Corp.	1,380
20,413	International Business Machines Corp.	3,277
2,750	Leidos Holdings, Inc.	115
10,527	Paychex, Inc.	522
24,746	Western Union Co.	515
352,563	Xerox Corp.	4,531

		14,635

	Leisure Products — 0.44%
4,885	Hasbro, Inc.	309
109,170	Mattel, Inc.	2,494

		2,803

	Machinery — 2.18%
41,443	Caterpillar, Inc.	3,317
2,153	Crane Co.	134
22,115	Cummins, Inc.	3,066
16,808	Deere & Co.	1,474
13,963	Dover Corp.	965
99,764	ITT Corp.	3,982
5,980	Stanley Black & Decker, Inc.	570
8,401	The Timken Co.	354

		13,862

	Media — 1.51%
7,733	Cablevision Systems Corp., Class - A	142
3,613	Cinemark Holdings, Inc.	163
9,864	Gannett Co., Inc.	366
12,180	Omnicom Group, Inc.	950
2,979	Regal Entertainment Group, Class - A	68
18,367	The Interpublic Group of Cos., Inc.	406

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Media (continued)
12,601	Thomson Reuters Corp.	$511
83,026	Time Warner, Inc.	7,010

		9,616

	Metals & Mining — 0.70%
5,785	Allegheny Technologies, Inc.	174
1,467	Compass Minerals International, Inc.	137
158,603	Freeport-McMoRan Copper & Gold, Inc.	3,005
13,021	Nucor Corp.	619
5,284	Reliance Steel & Aluminum Co.	323
9,358	Steel Dynamics, Inc.	188

		4,446

	Multi-line Insurance — 0.00%
303	American National Insurance Co.	30

	Multiline Retail — 2.85%
31,191	Dillard’s, Inc., Class - A	4,258
66,692	Dollar General Corp.(a)	5,027
83,478	Kohl’s Corp.	6,532
28,711	Target Corp.	2,356

		18,173

	Multi-Utilities — 0.55%
1,809	Alliant Energy Corp.	114
3,542	Ameren Corp.	149
7,762	CenterPoint Energy, Inc.	158
3,936	CMS Energy Corp.	137
5,014	Consolidated Edison, Inc.	306
9,283	Dominion Resources, Inc.	659
2,754	DTE Energy Co.	222
1,129	Integrys Energy Group, Inc.	81
3,502	MDU Resources Group, Inc.	75
4,284	NiSource, Inc.	189
6,214	PG&E Corp.	330
6,911	Public Service Enterprise Group, Inc.	290
2,336	SCANA Corp.	128
3,324	Sempra Energy	363
3,347	TECO Energy, Inc.	65
1,292	Vectren Corp.	57
3,916	Wisconsin Energy Corp.	194

		3,517

	Oil, Gas & Consumable Fuels — 8.95%
20,994	Chesapeake Energy Corp.^	297
31,768	Chevron Corp.	3,335
53,148	ConocoPhillips	3,309
529	CVR Energy, Inc.	23
39,338	Exxon Mobil Corp.	3,344
2,144	Golar LNG Ltd.	71
144,110	Hess Corp.	9,780
8,138	HollyFrontier Corp.	328
53,771	Kinder Morgan, Inc.	2,262
58,258	Marathon Oil Corp.	1,521
39,511	Marathon Petroleum Corp.	4,046
99,615	Murphy Oil Corp.	4,642
140,779	Occidental Petroleum Corp.	10,276
28,599	ONEOK, Inc.	1,380
2,272	PBF Energy, Inc.	77
25,718	Phillips 66	2,021
28,957	Spectra Energy Corp.	1,047
2,334	Targa Resources Corp.	224

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)
1,773	Teekay Shipping Corp.	$83
33,267	The Williams Cos., Inc.	1,683
114,642	Valero Energy Corp.	7,293

		57,042

	Paper & Forest Products — 0.19%
2,852	Domtar Corp.	132
19,850	International Paper Co.	1,101

		1,233

	Personal Products — 0.04%
16,412	Avon Products, Inc.	131
2,466	Nu Skin Enterprises, Inc., Class - A^	149

		280

	Pharmaceuticals — 4.34%
55,566	AbbVie, Inc.	3,253
49,726	Bristol-Myers Squibb Co.	3,207
30,880	Eli Lilly & Co.	2,243
32,632	Johnson & Johnson	3,283
57,219	Merck & Co., Inc.	3,289
355,360	Pfizer, Inc.	12,362

		27,637

	Professional Services — 0.08%
11,150	Nielsen Holdings NV	497

	Real Estate Investment Trusts — 0.95%
768	Alexandria Real Estate Equities, Inc.	75
994	American Campus Communities, Inc.	43
8,831	American Realty Capital Properties, Inc.	87
1,757	Apartment Investment & Management Co., Class - A	69
1,143	AvalonBay Communities, Inc.	199
2,177	BioMed Realty Trust, Inc.	49
1,619	Brandywine Realty Trust	26
556	Brixmor Property Group, Inc.	15
781	Camden Property Trust	61
1,823	CBL & Associates Properties, Inc.	36
1,012	Columbia Property Trust, Inc.	27
815	Corporate Office Properties Trust	24
1,196	Corrections Corp. of America	48
3,420	Crown Castle International Corp.	282
3,261	DDR Corp.	61
1,570	Digital Realty Trust, Inc.	104
1,413	Douglas Emmett, Inc.	42
2,738	Duke Realty Corp.	60
813	Equity Lifestyle Properties, Inc.	45
3,689	Equity Residential	287
568	Essex Property Trust, Inc.	131
1,029	Extra Space Storage, Inc.	70
599	Federal Realty Investment Trust	88
859	Gaming And Leisure Properties, Inc.	32
6,363	General Growth Properties, Inc.	188
5,379	HCP, Inc.	232
3,121	Health Care REIT, Inc.	241
1,068	Healthcare Trust of America, Inc., Class - A	30
542	Home Properties, Inc.	38
1,233	Hospitality Properties Trust	41
8,554	Host Hotels & Resorts, Inc.	173
2,000	Iron Mountain, Inc.	73
3,738	Kimco Realty Corp.	100

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Real Estate Investment Trusts (continued)
811	Lamar Advertising Co., Class - A	$48
1,505	Liberty Property Trust	54
3,421	MFA Financial, Inc.	27
723	Mid-America Apartment Communities, Inc.	56
1,275	National Retail Properties, Inc.	52
2,507	NorthStar Realty Finance Corp.	45
1,287	OMEGA Healthcare Investors, Inc.	52
1,559	Piedmont Office Realty Trust, Inc., Class - A	29
1,752	Plum Creek Timber Co., Inc.	76
578	Post Properties, Inc.	33
4,850	Prologis, Inc.	211
1,333	Public Storage	263
1,348	Rayonier, Inc.	36
2,131	Realty Income Corp.	110
791	Regency Centers Corp.	54
2,335	Retail Properties of America, Inc., Class - A	37
2,414	Senior Housing Properties Trust	54
3,076	Simon Property Group, Inc.	601
3,831	Spirit Realty Capital, Inc.	46
2,052	Starwood Property Trust, Inc.	50
1,023	Tanger Factory Outlet Centers, Inc.	36
708	Taubman Centers, Inc.	55
1,723	The Macerich Co.	145
2,979	Two Harbors Investment Corp.	32
2,167	UDR, Inc.	74
3,028	Ventas, Inc.	221
1,571	Vornado Realty Trust	176
1,179	Weingarten Realty Investors	42
6,174	Weyerhaeuser Co.	205
1,057	WP Carey, Inc.	72

		6,069

	Road & Rail — 0.21%
13,079	Norfolk Southern Corp.	1,346

	Semiconductors & Semiconductor Equipment — 2.62%
11,839	Analog Devices, Inc.	746
113,013	Applied Materials, Inc.	2,550
263,694	Intel Corp.	8,245
11,441	KLA-Tencor Corp.	667
9,062	Linear Technology Corp.	424
10,467	Maxim Integrated Products, Inc.	364
7,537	Microchip Technology, Inc.	369
49,370	Texas Instruments, Inc.	2,823
11,305	Xilinx, Inc.	478

		16,666

	Software — 3.30%
13,162	CA, Inc.	429
73,314	Electronic Arts, Inc.(a)	4,312
313,200	Microsoft Corp.	12,732
60,650	Oracle Corp.	2,617
39,239	Symantec Corp.	917

		21,007

	Specialty Retail — 2.52%
4,874	Abercrombie & Fitch Co., Class - A	107
12,412	Best Buy Co., Inc.	469
86,451	Foot Locker, Inc.	5,447
134,465	GameStop Corp., Class - A^	5,104
290,157	Office Depot, Inc.(a)	2,669

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Specialty Retail (continued)
140,348	Staples, Inc.	$2,286

		16,082

	Technology Hardware, Storage & Peripherals — 2.00%
2,459	Diebold, Inc.	87
402,733	Hewlett-Packard Co.	12,550
2,532	Lexmark International, Inc., Class - A	107

		12,744

	Textiles, Apparel & Luxury Goods — 0.07%
11,214	Coach, Inc.	465

	Thrifts & Mortgage Finance — 0.07%
14,921	New York Community Bancorp, Inc.	250
11,838	People’s United Financial, Inc.	180

		430

	Tobacco — 1.65%
113,754	Altria Group, Inc.	5,690
13,292	Lorillard, Inc.	869
42,080	Philip Morris International, Inc.	3,170
11,787	Reynolds American, Inc.	812

		10,541

	Trading Companies & Distributors — 0.16%
18,116	Fastenal Co.	751
2,112	GATX Corp.	122
1,969	MSC Industrial Direct Co., Inc., Class - A	142

		1,015

	Water Utilities — 0.03%
2,661	American Water Works Co., Inc.	145
2,788	Aqua America, Inc.	73

		218

	Wireless Telecommunication Services — 0.42%
3,507	Telephone & Data Systems, Inc.	87
79,007	Vodafone Group PLC, ADR	2,582

		2,669

	Total Common Stocks	535,028

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.81%
$5,144	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	5,144

	Total Time Deposit	5,144

	Mutual Fund — 15.61%
99,450,706	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	99,451

	Total Mutual Fund	99,451

Shares or Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.51%
$3,277	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $3,276,930 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $3,342,445)^^	$3,277

	Total Repurchase Agreement	3,277

	Total Investments (cost $554,061) — 100.91%	642,900
	Liabilities in excess of other assets — (0.91)%	(5,791)

	Net Assets - 100.00%	$637,109

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $5,490 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2015.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	42.25%	41.73%	—	83.98%
Time Deposit	0.81%	—	—	0.81%
Mutual Fund	—	—	15.61%	15.61%
Repurchase Agreement	0.45%	0.06%	—	0.51%
Other Assets (Liabilities)	-0.80%	-0.10%	-0.01%	-0.91%

Total Net Assets	42.71%	41.69%	15.60%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.51%

	Aerospace & Defense — 1.57%
40,149	L-3 Communications Holdings, Inc.	$5,050
15,008	Lockheed Martin Corp.	3,046
15,915	Raytheon Co.	1,739
31,785	The Boeing Co.	4,770

		14,605

	Air Freight & Logistics — 0.47%
44,992	United Parcel Service, Inc., Class - B	4,362

	Airlines — 1.88%
9,768	Copa Holdings SA, Class - A	986
276,524	Delta Air Lines, Inc.	12,433
211,703	JetBlue Airways Corp.(a)	4,075

		17,494

	Auto Components — 0.87%
36,656	Lear Corp.	4,062
74,442	Magna International, Inc., ADR	3,994

		8,056

	Automobiles — 1.84%
849,427	Ford Motor Co.	13,710
91,891	General Motors Co.	3,446

		17,156

	Banks — 5.62%
9,606	Associated Banc-Corp.	179
981,724	Bank of America Corp.	15,109
2,149	Bank of Hawaii Corp.	132
5,577	BankUnited, Inc.	183
43,243	BB&T Corp.	1,686
1,707	BOK Financial Corp.	105
176,397	Citizens Financial Group, Inc.	4,256
3,218	Cullen/Frost Bankers, Inc.	222
56,188	Fifth Third Bancorp	1,059
19,157	First Niagara Financial Group, Inc.	169
12,509	Fulton Financial Corp.	154
79,443	JPMorgan Chase & Co.	4,813
6,350	M&T Bank Corp.	806
6,243	PacWest Bancorp	293
33,727	PNC Financial Services Group, Inc.	3,145
97,768	U.S. BanCorp	4,270
291,973	Wells Fargo & Co.	15,882

		52,463

	Beverages — 1.39%
40,587	Coca-Cola Enterprises, Inc.	1,794
11,672	Dr. Pepper Snapple Group, Inc.	916
7,819	Molson Coors Brewing Co., Class - B	582
50,676	PepsiCo, Inc.	4,846
119,578	The Coca-Cola Co.	4,849

		12,987

	Biotechnology — 0.65%
62,027	Gilead Sciences, Inc.(a)	6,087

	Capital Markets — 0.71%
1,573	Artisan Partners Asset Management, Inc.	72
7,702	BlackRock, Inc., Class - A	2,819
7,192	Eaton Vance Corp.	299
4,694	Federated Investors, Inc., Class - B	159

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Capital Markets (continued)
27,383	Invesco Ltd.	$1,087
7,399	Lazard Ltd., Class - A	389
5,477	LPL Financial Holdings, Inc.	240
15,822	T. Rowe Price Group, Inc.	1,281
5,115	Waddell & Reed Financial, Inc., Class - A	253

		6,599

	Chemicals — 3.24%
11,524	Air Products & Chemicals, Inc.	1,743
3,302	Albemarle Corp.	174
28,048	CF Industries Holdings, Inc.	7,957
48,524	E.I. du Pont de Nemours & Co.	3,468
9,385	Eastman Chemical Co.	650
11,399	Huntsman Corp.	253
98,212	LyondellBasell Industries NV, Class - A	8,623
18,322	Praxair, Inc.	2,212
78,870	The Dow Chemical Co.	3,784
24,407	The Mosaic Co.	1,124
2,853	The Scotts Miracle-Gro Co.	192

		30,180

	Commercial Services & Supplies — 0.34%
6,467	Covanta Holding Corp.	145
7,982	KAR Auction Services, Inc.	303
10,658	Pitney Bowes, Inc.	249
9,985	R.R. Donnelley & Sons Co.	192
14,628	Republic Services, Inc., Class - A	593
10,089	The ADT Corp.	419
23,638	Waste Management, Inc.	1,281

		3,182

	Communications Equipment — 1.41%
256,484	Brocade Communications Systems, Inc.	3,043
170,999	Cisco Systems, Inc.	4,707
7,257	Harris Corp.	572
69,323	Qualcomm, Inc.	4,806

		13,128

	Construction & Engineering — 0.01%
8,671	KBR, Inc.	126

	Consumer Finance — 2.79%
180,336	Capital One Financial Corp.	14,214
106,248	Discover Financial Services	5,987
27,342	Navient Corp.	556
560,754	SLM Corp.	5,204

		25,961

	Containers & Packaging — 0.18%
5,978	Avery Dennison Corp.	316
6,157	Bemis Co., Inc.	285
9,868	Greif, Inc., Class - A	388
6,015	Packaging Corp. of America	470
5,567	Sonoco Products Co.	253

		1,712

	Distributors — 0.09%
9,323	Genuine Parts Co.	869

	Diversified Consumer Services — 0.05%
14,752	H&R Block, Inc.	473

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Diversified Telecommunication Services — 1.19%
145,951	AT&T, Inc.	$4,765
34,213	CenturyLink, Inc.	1,182
51,586	Frontier Communications Corp.	364
97,848	Verizon Communications, Inc.	4,758

		11,069

	Electric Utilities — 1.93%
66,992	American Electric Power, Inc.	3,768
16,425	Duke Energy Corp.	1,261
124,136	Edison International	7,755
3,853	Entergy Corp.	299
7,502	Eversource Energy	379
18,095	Exelon Corp.	608
8,813	FirstEnergy Corp.	309
3,373	Great Plains Energy, Inc.	90
2,018	Hawaiian Electric Industries, Inc.	65
9,430	NextEra Energy, Inc.	981
5,084	OGE Energy Corp.	161
5,329	Pepco Holdings, Inc.	143
2,335	Pinnacle West Capital Corp.	149
14,342	PPL Corp.	483
22,227	The Southern Co.	984
3,015	Westar Energy, Inc.	117
11,876	Xcel Energy, Inc.	413

		17,965

	Electrical Equipment — 0.84%
29,280	Eaton Corp. PLC	1,989
85,320	Emerson Electric Co.	4,830
8,730	Rockwell Automation, Inc.	1,013

		7,832

	Electronic Equipment, Instruments & Components — 0.48%
114,269	Keysight Technologies, Inc.(a)	4,246
5,695	National Instruments Corp.	182

		4,428

	Energy Equipment & Services — 1.37%
7,447	Atwood Oceanics, Inc.	209
1,993	Franks International NV	37
35,113	Helmerich & Payne, Inc.	2,390
98,403	National Oilwell Varco, Inc.	4,919
12,237	Patterson-UTI Energy, Inc.	230
5,625	RPC, Inc.	72
59,234	Schlumberger Ltd.	4,942

		12,799

	Food & Staples Retailing — 0.66%
18,568	Safeway, Inc.(a)	1
18,568	Safeway, Inc.(a)	19
34,485	Sysco Corp.	1,301
58,302	Wal-Mart Stores, Inc.	4,795

		6,116

	Food Products — 1.76%
42,650	Archer-Daniels-Midland Co.	2,022
9,537	Campbell Soup Co.	444
22,761	ConAgra Foods, Inc.	831
10,744	Flowers Foods, Inc.	244
39,921	General Mills, Inc.	2,260
9,002	Hershey Co.	908

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Food Products (continued)
53,603	Ingredion, Inc.	$4,171
16,694	Kellogg Co.	1,101
33,768	Kraft Foods Group, Inc.	2,942
8,130	McCormick & Co., Inc.	627
2,480	Pinnacle Foods, Inc.	101
6,212	The J.M. Smucker Co.	719

		16,370

	Gas Utilities — 0.71%
2,846	AGL Resources, Inc.	141
2,190	Atmos Energy Corp.	121
2,021	National Fuel Gas Co.	122
4,225	Questar Corp.	101
186,759	UGI Corp.	6,087

		6,572

	Health Care Equipment & Supplies — 0.39%
53,377	Baxter International, Inc.	3,656

	Health Care Providers & Services — 2.74%
75,173	Aetna, Inc.	8,008
113,604	Anthem, Inc.	17,542

		25,550

	Hotels, Restaurants & Leisure — 1.57%
21,544	Carnival Corp.	1,031
6,843	Darden Restaurants, Inc.	474
5,546	Dunkin’ Brands Group, Inc.	264
14,704	International Game Technology	256
86,765	Las Vegas Sands Corp.	4,776
49,251	McDonald’s Corp.	4,799
4,004	SeaWorld Entertainment, Inc.	77
3,791	Six Flags Entertainment Corp.	184
4,539	Wynn Resorts Ltd.	571
27,597	YUM! Brands, Inc.	2,172

		14,604

	Household Durables — 0.34%
7,223	Garmin Ltd.	343
6,961	Leggett & Platt, Inc.	321
35,192	Tupperware Brands Corp.	2,429

		3,093

	Household Products — 1.30%
56,781	Colgate-Palmolive Co.	3,937
26,349	Kimberly-Clark Corp.	2,822
6,436	The Clorox Co.	710
57,236	The Procter & Gamble Co.	4,691

		12,160

	Independent Power and Renewable Electricity Producers — 0.82%
317,532	Calpine Corp.(a)	7,262
7,291	NRG Energy, Inc.	184
16,593	The AES Corp.	213

		7,659

	Industrial Conglomerates — 1.03%
29,236	3M Co.	4,823
190,701	General Electric Co.	4,731

		9,554

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Insurance — 5.85%
22,092	ACE Ltd.	$2,463
29,625	Aflac, Inc.	1,896
6,329	Allied World Assurance Co. Holdings AG	256
216,120	Allstate Corp.	15,381
79,096	American Financial Group, Inc.	5,074
130,602	American International Group, Inc.	7,156
85,957	Aon PLC	8,263
8,302	Arthur J. Gallagher & Co.	388
6,650	AXIS Capital Holdings Ltd.	343
8,702	Cincinnati Financial Corp.	464
1,659	CNA Financial Corp.	69
2,225	Endurance Specialty Holdings Ltd.	136
1,369	Erie Indemnity Co., Class - A	119
2,949	Everest Re Group Ltd.	514
2,546	Hanover Insurance Group, Inc.	185
1,411	Mercury General Corp.	81
94,478	MetLife, Inc.	4,776
14,169	Old Republic International Corp.	212
3,415	PartnerRe Ltd.	390
19,226	Principal Financial Group, Inc.	988
3,901	ProAssurance Corp.	179
27,784	Prudential Financial, Inc.	2,231
17,450	The Chubb Corp.	1,764
35,323	The Progressive Corp.	961
5,084	Validus Holdings Ltd.	214

		54,503

	Internet Software & Services — 0.08%
3,028	Equinix, Inc.	705

	IT Services — 2.35%
41,356	Accenture PLC, Class - A	3,875
27,239	Automatic Data Processing, Inc.	2,333
75,899	Booz Allen Hamilton Holding Corp.	2,197
29,505	International Business Machines Corp.	4,735
3,974	Leidos Holdings, Inc.	167
15,215	Paychex, Inc.	755
35,765	Western Union Co.	744
551,420	Xerox Corp.	7,085

		21,891

	Leisure Products — 0.43%
7,061	Hasbro, Inc.	447
157,788	Mattel, Inc.	3,605

		4,052

	Machinery — 2.20%
59,899	Caterpillar, Inc.	4,794
3,115	Crane Co.	194
31,964	Cummins, Inc.	4,431
24,293	Deere & Co.	2,130
20,181	Dover Corp.	1,395
155,921	ITT Corp.	6,223
8,644	Stanley Black & Decker, Inc.	824
12,141	The Timken Co.	512

		20,503

	Media — 1.49%
11,175	Cablevision Systems Corp., Class - A	205
5,222	Cinemark Holdings, Inc.	235
14,256	Gannett Co., Inc.	529

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Media (continued)
17,605	Omnicom Group, Inc.	$1,373
4,304	Regal Entertainment Group, Class - A	98
26,545	The Interpublic Group of Cos., Inc.	587
18,212	Thomson Reuters Corp.	739
119,600	Time Warner, Inc.	10,099

		13,865

	Metals & Mining — 0.69%
8,361	Allegheny Technologies, Inc.	251
2,114	Compass Minerals International, Inc.	197
229,235	Freeport-McMoRan Copper & Gold, Inc.	4,345
18,819	Nucor Corp.	894
7,637	Reliance Steel & Aluminum Co.	466
13,524	Steel Dynamics, Inc.	272

		6,425

	Multi-line Insurance — 0.00%
442	American National Insurance Co.	43

	Multiline Retail — 2.80%
44,657	Dillard’s, Inc., Class - A	6,096
95,319	Dollar General Corp.(a)	7,185
120,453	Kohl’s Corp.	9,425
41,498	Target Corp.	3,406

		26,112

	Multi-Utilities — 0.55%
2,615	Alliant Energy Corp.	165
5,119	Ameren Corp.	216
11,217	CenterPoint Energy, Inc.	229
5,688	CMS Energy Corp.	199
7,247	Consolidated Edison, Inc.	442
13,417	Dominion Resources, Inc.	951
3,980	DTE Energy Co.	321
1,631	Integrys Energy Group, Inc.	117
5,060	MDU Resources Group, Inc.	108
6,191	NiSource, Inc.	273
8,982	PG&E Corp.	477
9,989	Public Service Enterprise Group, Inc.	419
3,377	SCANA Corp.	186
4,805	Sempra Energy	524
4,835	TECO Energy, Inc.	94
1,869	Vectren Corp.	82
5,660	Wisconsin Energy Corp.	280

		5,083

	Oil, Gas & Consumable Fuels — 9.13%
30,342	Chesapeake Energy Corp.^	430
45,916	Chevron Corp.	4,820
76,818	ConocoPhillips	4,783
769	CVR Energy, Inc.	33
56,857	Exxon Mobil Corp.	4,833
3,097	Golar LNG Ltd.	103
225,336	Hess Corp.	15,293
11,762	HollyFrontier Corp.	474
77,718	Kinder Morgan, Inc.	3,269
84,202	Marathon Oil Corp.	2,199
61,889	Marathon Petroleum Corp.	6,337
153,534	Murphy Oil Corp.	7,155
214,723	Occidental Petroleum Corp.	15,674
41,336	ONEOK, Inc.	1,994

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)
3,284	PBF Energy, Inc.	$111
37,172	Phillips 66	2,922
41,853	Spectra Energy Corp.	1,514
3,373	Targa Resources Corp.	323
2,566	Teekay Shipping Corp.	119
48,082	The Williams Cos., Inc.	2,432
163,882	Valero Energy Corp.	10,426

		85,244

	Paper & Forest Products — 0.19%
4,122	Domtar Corp.	191
28,691	International Paper Co.	1,592

		1,783

	Personal Products — 0.04%
23,719	Avon Products, Inc.	190
3,577	Nu Skin Enterprises, Inc., Class - A	215

		405

	Pharmaceuticals — 4.30%
80,312	AbbVie, Inc.	4,701
71,872	Bristol-Myers Squibb Co.	4,636
44,633	Eli Lilly & Co.	3,243
47,165	Johnson & Johnson	4,745
82,702	Merck & Co., Inc.	4,754
517,506	Pfizer, Inc.	18,003

		40,082

	Professional Services — 0.08%
16,115	Nielsen Holdings NV	718

	Real Estate Investment Trusts — 0.94%
1,111	Alexandria Real Estate Equities, Inc.	109
1,431	American Campus Communities, Inc.	61
12,761	American Realty Capital Properties, Inc.	126
2,539	Apartment Investment & Management Co., Class - A	100
1,652	AvalonBay Communities, Inc.	288
3,145	BioMed Realty Trust, Inc.	71
2,338	Brandywine Realty Trust	37
810	Brixmor Property Group, Inc.	22
1,131	Camden Property Trust	88
2,638	CBL & Associates Properties, Inc.	52
1,466	Columbia Property Trust, Inc.	40
1,180	Corporate Office Properties Trust	35
1,728	Corrections Corp. of America	70
4,943	Crown Castle International Corp.	408
4,711	DDR Corp.	88
2,270	Digital Realty Trust, Inc.	150
2,042	Douglas Emmett, Inc.	61
3,956	Duke Realty Corp.	86
1,173	Equity Lifestyle Properties, Inc.	64
5,333	Equity Residential	414
828	Essex Property Trust, Inc.	190
1,494	Extra Space Storage, Inc.	101
866	Federal Realty Investment Trust	127
1,245	Gaming And Leisure Properties, Inc.	46
9,196	General Growth Properties, Inc.	272
7,775	HCP, Inc.	336
4,512	Health Care REIT, Inc.	349
1,538	Healthcare Trust of America, Inc., Class - A	43

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Real Estate Investment Trusts (continued)
790	Home Properties, Inc.	$55
1,776	Hospitality Properties Trust	59
12,362	Host Hotels & Resorts, Inc.	249
2,890	Iron Mountain, Inc.	105
5,401	Kimco Realty Corp.	145
1,176	Lamar Advertising Co., Class - A	70
2,180	Liberty Property Trust	78
4,942	MFA Financial, Inc.	39
1,049	Mid-America Apartment Communities, Inc.	81
1,849	National Retail Properties, Inc.	76
3,621	NorthStar Realty Finance Corp.	66
1,859	OMEGA Healthcare Investors, Inc.	75
2,252	Piedmont Office Realty Trust, Inc., Class - A	42
2,535	Plum Creek Timber Co., Inc.	110
831	Post Properties, Inc.	47
7,009	Prologis, Inc.	305
1,921	Public Storage	379
1,949	Rayonier, Inc.	53
3,080	Realty Income Corp.	159
1,145	Regency Centers Corp.	78
3,380	Retail Properties of America, Inc., Class - A	54
3,487	Senior Housing Properties Trust	77
4,446	Simon Property Group, Inc.	869
5,535	Spirit Realty Capital, Inc.	67
2,966	Starwood Property Trust, Inc.	72
1,483	Tanger Factory Outlet Centers, Inc.	52
1,024	Taubman Centers, Inc.	79
2,487	The Macerich Co.	210
4,304	Two Harbors Investment Corp.	46
3,132	UDR, Inc.	107
4,377	Ventas, Inc.	320
2,276	Vornado Realty Trust	255
1,700	Weingarten Realty Investors	61
8,923	Weyerhaeuser Co.	296
1,528	WP Carey, Inc.	104

		8,774

	Road & Rail — 0.21%
18,995	Norfolk Southern Corp.	1,955

	Semiconductors & Semiconductor Equipment — 2.61%
17,112	Analog Devices, Inc.	1,078
171,967	Applied Materials, Inc.	3,880
382,346	Intel Corp.	11,955
16,536	KLA-Tencor Corp.	964
13,097	Linear Technology Corp.	613
15,128	Maxim Integrated Products, Inc.	527
10,893	Microchip Technology, Inc.	533
71,358	Texas Instruments, Inc.	4,080
16,339	Xilinx, Inc.	691

		24,321

	Software — 3.29%
19,022	CA, Inc.	620
102,928	Electronic Arts, Inc.(a)	6,054
456,793	Microsoft Corp.	18,571
93,940	Oracle Corp.	4,054
56,712	Symantec Corp.	1,325

		30,624

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Specialty Retail — 2.46%
7,043	Abercrombie & Fitch Co., Class - A	$155
17,939	Best Buy Co., Inc.	678
112,267	Foot Locker, Inc.	7,073
196,501	GameStop Corp., Class - A^	7,460
436,443	Office Depot, Inc.(a)	4,015
215,493	Staples, Inc.	3,509

		22,890

	Technology Hardware, Storage & Peripherals — 2.14%
3,553	Diebold, Inc.	126
631,996	Hewlett-Packard Co.	19,694
3,660	Lexmark International, Inc., Class - A	155

		19,975

	Textiles, Apparel & Luxury Goods — 0.07%
16,208	Coach, Inc.	671

	Thrifts & Mortgage Finance — 0.07%
21,564	New York Community Bancorp, Inc.	361
17,108	People’s United Financial, Inc.	260

		621

	Tobacco — 1.67%
170,359	Altria Group, Inc.	8,520
19,212	Lorillard, Inc.	1,256
60,820	Philip Morris International, Inc.	4,582
17,036	Reynolds American, Inc.	1,174

		15,532

	Trading Companies & Distributors — 0.16%
26,183	Fastenal Co.	1,085
3,053	GATX Corp.	177
2,846	MSC Industrial Direct Co., Inc., Class - A	205

		1,467

	Water Utilities — 0.03%
3,846	American Water Works Co., Inc.	209
4,029	Aqua America, Inc.	106

		315

	Wireless Telecommunication Services — 0.44%
5,067	Telephone & Data Systems, Inc.	126
122,840	Vodafone Group PLC, ADR	4,014

		4,140

	Total Common Stocks	787,566

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.01%
$9,397	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	9,397

	Total Time Deposit	9,397

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Fund — 16.46%
153,422,695	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	$153,423

	Total Mutual Fund	153,423

	Repurchase Agreement — 0.47%
$4,417	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $4,416,752 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $4,505,056)^^	4,417

	Total Repurchase Agreement	4,417

	Total Investments (cost $827,626) — 102.45%	954,803
	Liabilities in excess of other assets — (2.45)%	(22,836)

	Net Assets - 100.00%	$931,967

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $7,396 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2015.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	43.27%	41.24%	—	84.51%
Time Deposit	1.01%	—	—	1.01%
Mutual Funds	—	—	16.46%	16.46%
Repurchase Agreement	0.43%	0.04%	—	0.47%
Other Assets (Liabilities)	-1.21%	0.20%	-1.44%	-2.45%

Total Net Assets	43.50%	41.48%	15.02%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.14%

	Aerospace & Defense — 1.32%
8,230	General Dynamics Corp.	$1,117
2,321	L-3 Communications Holdings, Inc.	292
3,899	Precision Castparts Corp.	819
8,429	Raytheon Co.	921
3,641	Rockwell Collins, Inc.	352
36,169	The Boeing Co.	5,427
24,675	United Technologies Corp.	2,892

		11,820

	Air Freight & Logistics — 0.06%
4,000	C.H. Robinson Worldwide, Inc.	293
5,303	Expeditors International of Washington, Inc.	255

		548

	Airlines — 0.02%
1,951	Spirit Airlines, Inc.(a)	151

	Automobiles — 0.43%
20,154	Tesla Motors, Inc.^(a)	3,804

	Banks — 0.03%
1,432	Cullen/Frost Bankers, Inc.	99
3,698	First Republic Bank	211

		310

	Beverages — 1.07%
4,149	Brown-Forman Corp., Class - B	375
5,273	Dr. Pepper Snapple Group, Inc.	414
3,854	Monster Beverage Corp.(a)	533
40,807	PepsiCo, Inc.	3,902
106,905	The Coca-Cola Co.	4,335

		9,559

	Biotechnology — 5.18%
25,588	Alexion Pharmaceuticals, Inc.(a)	4,434
89,153	Amgen, Inc.	14,251
21,366	Biogen Idec, Inc.(a)	9,022
48,023	Celgene Corp.(a)	5,536
46,393	Gilead Sciences, Inc.(a)	4,553
11,919	Regeneron Pharmaceuticals, Inc.(a)	5,381
26,499	Vertex Pharmaceuticals, Inc.(a)	3,126

		46,303

	Capital Markets — 1.94%
2,512	Federated Investors, Inc., Class - B	85
10,678	Franklin Resources, Inc.	548
16,928	Goldman Sachs Group, Inc.	3,182
108,278	Morgan Stanley	3,864
3,566	SEI Investments Co.	157
115,716	State Street Corp.	8,509
7,082	T. Rowe Price Group, Inc.	574
7,253	TD Ameritrade Holdg Corp.	270
2,298	Waddell & Reed Financial, Inc., Class - A	114

		17,303

	Chemicals — 3.10%
5,703	Air Products & Chemicals, Inc.	863
92,519	Ecolab, Inc.	10,582
2,183	International Flavors & Fragrances, Inc.	256
109,868	Monsanto Co.	12,365

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Chemicals (continued)
7,876	Praxair, Inc.	$951
3,184	Sigma-Aldrich Corp.	440
7,694	The Sherwin-Williams Co.	2,189

		27,646

	Commercial Services & Supplies — 0.10%
2,708	Cintas Corp.	221
3,037	Copart, Inc.(a)	114
2,547	Rollins, Inc.	63
2,275	Stericycle, Inc.(a)	320
3,327	Waste Connections, Inc.	160

		878

	Communications Equipment — 1.38%
137,930	Cisco Systems, Inc.	3,797
2,026	F5 Networks, Inc.(a)	233
2,862	Harris Corp.	225
116,569	Qualcomm, Inc.	8,083

		12,338

	Construction & Engineering — 0.04%
3,989	Fluor Corp.	228
3,548	Jacobs Engineering Group, Inc.(a)	160

		388

	Consumer Finance — 1.05%
120,310	American Express Co.	9,399

	Containers & Packaging — 0.03%
1,749	AptarGroup, Inc.	111
2,741	Sonoco Products Co.	125

		236

	Distributors — 0.04%
4,142	Genuine Parts Co.	386

	Diversified Consumer Services — 0.01%
2,606	Apollo Group, Inc., Class - A(a)	49

	Diversified Financial Services — 0.57%
2,313	CBOE Holdings, Inc.	133
8,587	CME Group, Inc.	813
39,972	The McGraw-Hill Cos., Inc.	4,133

		5,079

	Electrical Equipment — 0.18%
6,591	AMETEK, Inc.	346
18,885	Emerson Electric Co.	1,070
1,588	Hubbell, Inc., Class - B	174

		1,590

	Electronic Equipment, Instruments & Components — 0.11%
8,469	Amphenol Corp., Class - A	499
1,301	Dolby Laboratories, Inc., Class - A	50
3,817	FLIR Systems, Inc.	119
4,176	Ingram Micro, Inc.(a)	105
2,674	National Instruments Corp.	86
1,366	Zebra Technologies Corp.(a)	124

		983

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Energy Equipment & Services — 1.70%
11,691	Core Laboratories NV	$1,222
1,100	Dril-Quip, Inc.(a)	75
6,327	FMC Technologies, Inc.(a)	234
2,590	Helmerich & Payne, Inc.	176
11,543	National Oilwell Varco, Inc.	578
2,678	Oceaneering International, Inc.	144
151,895	Schlumberger Ltd.	12,674

		15,103

	Food & Staples Retailing — 3.31%
53,688	Costco Wholesale Corp.	8,133
31,482	CVS Caremark Corp.	3,249
15,730	Sysco Corp.	593
43,874	The Kroger Co.	3,363
25,696	Walgreens Boots Alliance, Inc.	2,176
42,881	Wal-Mart Stores, Inc.	3,527
163,474	Whole Foods Market, Inc.	8,515

		29,556

	Food Products — 2.54%
4,689	Campbell Soup Co.	218
4,630	Flowers Foods, Inc.	105
86,768	Hershey Co.	8,756
3,586	Hormel Foods Corp.	204
3,495	McCormick & Co., Inc.	269
5,437	Mead Johnson Nutrition Co.	547
339,549	Mondelez International, Inc., Class - A	12,255
2,793	The J.M. Smucker Co.	323

		22,677

	Health Care Equipment & Supplies — 1.76%
149,173	Abbott Laboratories	6,912
14,588	Baxter International, Inc.	1,000
5,205	Becton, Dickinson & Co.	747
2,040	C.R. Bard, Inc.	341
3,813	Dentsply International, Inc.	194
2,842	Edwards Lifesciences Corp.(a)	405
1,285	IDEXX Laboratories, Inc.(a)	199
963	Intuitive Surgical, Inc.(a)	486
38,515	Medtronic PLC	3,004
3,774	ResMed, Inc.	271
7,636	St. Jude Medical, Inc.	499
9,054	Stryker Corp.	835
2,799	Varian Medical Systems, Inc.(a)	263
4,522	Zimmer Holdings, Inc.	531

		15,687

	Health Care Providers & Services — 1.10%
9,602	Aetna, Inc.	1,023
7,522	Anthem, Inc.	1,161
19,767	Express Scripts Holding Co.(a)	1,715
2,294	Henry Schein, Inc.(a)	320
2,696	Laboratory Corp. of America Holdings(a)	340
6,208	McKesson Corp.	1,404
2,690	MEDNAX, Inc.(a)	195
2,311	Patterson Cos., Inc.	113
3,889	Quest Diagnostics, Inc.	299
26,385	UnitedHealth Group, Inc.	3,121
2,381	VCA Antech, Inc.(a)	131

		9,822

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Health Care Technology — 1.17%
142,312	Cerner Corp.(a)	$10,426
1,017	Veeva Systems, Inc.(a)	26

		10,452

	Hotels, Restaurants & Leisure — 2.90%
5,537	Chipotle Mexican Grill, Inc.(a)	3,602
59,561	Marriott International, Inc.	4,784
26,627	McDonald’s Corp.	2,595
659	Panera Bread Co., Class - A(a)	105
146,047	Starbucks Corp.	13,831
11,870	YUM! Brands, Inc.	934

		25,851

	Household Durables — 0.02%
3,281	Garmin Ltd.	156

	Household Products — 1.84%
3,648	Church & Dwight Co., Inc.	312
143,057	Colgate-Palmolive Co.	9,919
10,142	Kimberly-Clark Corp.	1,086
3,456	The Clorox Co.	382
57,579	The Procter & Gamble Co.	4,718

		16,417

	Industrial Conglomerates — 0.55%
17,609	3M Co.	2,905
1,717	Carlisle Cos., Inc.	159
16,356	Danaher Corp.	1,389
2,683	Roper Industries, Inc.	461

		4,914

	Insurance — 0.82%
73,540	Aon PLC	7,070
3,235	Brown & Brown, Inc.	107
3,528	Torchmark Corp.	194

		7,371

	Internet & Catalog Retail — 4.45%
46,545	Amazon.com, Inc.(a)	17,319
12,458	Netflix, Inc.(a)	5,191
11,865	Priceline.com, Inc.(a)	13,813
26,634	TripAdvisor, Inc.(a)	2,215
40,124	Vipshop Holdings Ltd., ADR(a)	1,181

		39,719

	Internet Software & Services — 8.79%
67,771	Alibaba Group Holding Ltd., ADR(a)	5,641
34,128	eBay, Inc.(a)	1,969
36,050	Equinix, Inc.	8,394
142,662	Facebook, Inc., Class - A(a)	11,729
35,581	Google, Inc.(a)	19,497
17,502	Google, Inc., Class - A(a)	9,708
6,917	LendingClub Corp.(a)	136
41,742	LinkedIn Corp., Class - A(a)	10,430
3,145	Rackspace Hosting, Inc.(a)	162
269,715	Tencent Holdings Ltd., ADR	5,116
92,505	Twitter, Inc.(a)	4,633
25,506	Yahoo!, Inc.(a)	1,133

		78,548

	IT Services — 6.10%
17,038	Accenture PLC, Class - A	1,596
4,307	Amdocs Ltd.	234

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	IT Services (continued)
124,384	Automatic Data Processing, Inc.	$10,652
3,245	Broadridge Financial Solutions, Inc.	179
16,376	Cognizant Technology Solutions Corp.(a)	1,022
2,227	FleetCor Technologies, Inc.(a)	336
1,819	Global Payments, Inc.	167
25,469	International Business Machines Corp.	4,088
2,274	Jack Henry & Associates, Inc.	159
146,542	MasterCard, Inc., Class - A	12,660
8,764	Paychex, Inc.	435
4,241	Teradata Corp.(a)	187
4,521	Total System Services, Inc.	172
340,702	Visa, Inc., Class - A	22,285
14,528	Western Union Co.	302

		54,474

	Leisure Products — 0.03%
1,758	Polaris Industries, Inc.	248

	Life Sciences Tools & Services — 0.78%
991	Bio-Techne Corp.	99
26,110	Illumina, Inc.(a)	4,848
784	Mettler-Toledo International, Inc.(a)	258
10,745	Thermo Electron Corp.	1,443
2,280	Waters Corp.(a)	283

		6,931

	Machinery — 0.24%
1,309	Crane Co.	82
3,847	Donaldson Co., Inc.	145
2,164	IDEX Corp.	164
8,709	Illinois Tool Works, Inc.	846
2,954	Pall Corp.	297
1,541	The Middleby Corp.(a)	158
2,590	Wabtec Corp.	246
4,949	Xylem, Inc.	173

		2,111

	Marine — 0.01%
1,539	Kirby Corp.(a)	116

	Media — 2.22%
1,182	John Wiley & Sons, Inc., Class - A	72
525	Morningstar, Inc.	39
6,967	Omnicom Group, Inc.	543
2,846	Scripps Networks Interactive, Class - A	195
149,686	The Walt Disney Co.	15,702
38,136	Time Warner, Inc.	3,220

		19,771

	Multiline Retail — 0.12%
5,548	Dollar Tree, Inc.(a)	451
2,568	Family Dollar Stores, Inc.	203
5,597	Kohl’s Corp.	438

		1,092

	Oil, Gas & Consumable Fuels — 1.89%
45,953	Chevron Corp.	4,824
33,732	Concho Resources, Inc.(a)	3,910
36,365	EOG Resources, Inc.	3,334
55,559	Exxon Mobil Corp.	4,723
1,924	World Fuel Services Corp.	111

		16,902

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Personal Products — 0.07%
1,590	Nu Skin Enterprises, Inc., Class - A	$96
6,173	The Estee Lauder Cos., Inc., Class - A	513

		609

	Pharmaceuticals — 5.61%
28,699	Actavis PLC(a)	8,542
113,864	Bristol-Myers Squibb Co.	7,344
26,494	Eli Lilly & Co.	1,925
47,536	Johnson & Johnson	4,782
146,005	Merck & Co., Inc.	8,392
94,308	Novo Nordisk A/S, Class - B, ADR	5,035
21,813	Perrigo Co. PLC	3,611
101,758	Sanofi-Aventis, ADR	5,031
22,573	Shire PLC, ADR	5,401

		50,063

	Professional Services — 0.12%
3,280	Equifax, Inc.	305
1,819	IHS, Inc.(a)	207
1,732	Towers Watson & Co., Class - A	229
4,481	Versik Analytics, Inc., Class - A(a)	320

		1,061

	Real Estate Investment Trusts — 0.42%
40,072	American Tower Corp.	3,773
	Road & Rail — 0.88%
19,963	Canadian Pacific Railway Ltd.	3,647
1,206	Landstar System, Inc.	80
37,825	Union Pacific Corp.	4,097

		7,824

	Semiconductors & Semiconductor Equipment — 1.48%
8,465	Analog Devices, Inc.	533
85,100	Applied Materials, Inc.	1,920
86,622	ARM Holdings PLC, ADR	4,270
134,024	Intel Corp.	4,191
6,357	Linear Technology Corp.	298
19,866	NXP Semiconductors NV(a)	1,993

		13,205

	Software — 6.30%
74,446	Adobe Systems, Inc.(a)	5,504
2,489	ANSYS, Inc.(a)	220
4,418	Citrix Systems, Inc.(a)	282
1,134	FactSet Research Systems, Inc.	181
42,750	FireEye, Inc.(a)	1,678
7,630	Intuit, Inc.	740
112,348	Microsoft Corp.	4,568
88,441	Oracle Corp.	3,816
134,991	Red Hat, Inc.(a)	10,225
190,424	Salesforce.com, Inc.(a)	12,721
103,480	SAP AG, ADR	7,468
1,755	SolarWinds, Inc.(a)	90
51,738	Splunk, Inc.(a)	3,063
29,649	VMware, Inc., Class - A(a)	2,432
39,178	Workday, Inc., Class - A(a)	3,307

		56,295

	Specialty Retail — 3.94%
1,720	Aaron’s, Inc.	49
1,943	Abercrombie & Fitch Co., Class - A	43
1,955	Advance Auto Parts, Inc.	293

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Specialty Retail (continued)
879	AutoZone, Inc.(a)	$600
4,991	Bed Bath & Beyond, Inc.(a)	383
7,620	Best Buy Co., Inc.	288
2,589	Dick’s Sporting Goods, Inc.	148
2,923	GameStop Corp., Class - A^	111
6,749	Gap, Inc.	292
346,694	Inditex SA, ADR	5,528
181,430	Lowe’s Cos., Inc.	13,496
21,967	O’Reilly Automotive, Inc.(a)	4,750
5,709	Ross Stores, Inc.	602
17,431	Staples, Inc.	284
70,883	The TJX Cos., Inc.	4,964
32,960	Tiffany & Co.	2,901
1,714	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	259
2,870	Urban Outfitters, Inc.(a)	131

		35,122

	Technology Hardware, Storage & Peripherals — 2.96%
200,339	Apple, Inc.	24,928
55,147	EMC Corp.	1,410
1,681	Lexmark International, Inc., Class - A	71

		26,409

	Textiles, Apparel & Luxury Goods — 1.83%
7,396	Coach, Inc.	306
939	Deckers Outdoor Corp.(a)	68
1,187	Fossil Group, Inc.(a)	98
5,486	Michael Kors Holdings Ltd.(a)	361
99,564	NIKE, Inc., Class - B	9,990
1,596	Ralph Lauren Corp.	210
57,093	Under Armour, Inc., Class - A(a)	4,610
9,304	V.F. Corp.	701

		16,344

	Tobacco — 0.43%
9,746	Lorillard, Inc.	637
42,356	Philip Morris International, Inc.	3,191

		3,828

	Trading Companies & Distributors — 0.10%
7,975	Fastenal Co.	330
1,281	MSC Industrial Direct Co., Inc., Class - A	92
2,894	NOW, Inc.^(a)	63
1,572	W.W. Grainger, Inc.	371

		856

	Total Common Stocks	742,077

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.40%
$12,510	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	12,510

	Total Time Deposit	12,510

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Fund — 15.36%
137,038,743	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	$137,039

	Total Mutual Fund	137,039

	Repurchase Agreement — 0.27%
$2,379	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $2,378,922 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $2,426,483)^^	2,379

	Total Repurchase Agreement	2,379

	Total Investments (cost $621,642) — 100.17%	894,005
	Liabilities in excess of other assets — (0.17)%	(1,557)

	Net Assets - 100.00%	$892,448

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $3,928 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2015.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	Sustainable Growth Advisers	HC Capital Solutions	Total
Common Stocks	35.76%	21.16%	26.22%	—	83.14%
Time Deposit	0.39%	—	1.01%	—	1.40%
Mutual Funds	—	—	—	15.36%	15.36%
Repurchase Agreement	0.26%	0.01%	—	—	0.27%
Other Assets (Liabilities)	-0.21%	0.06%	-0.01%	-0.01%	-0.17%

Total Net Assets	36.20%	21.23%	27.22%	15.35%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks — 83.73%

	Aerospace & Defense — 1.47%
13,704	General Dynamics Corp.	$1,860
3,872	L-3 Communications Holdings, Inc.	487
6,483	Precision Castparts Corp.	1,361
14,030	Raytheon Co.	1,533
6,071	Rockwell Collins, Inc.	586
60,669	The Boeing Co.	9,106
41,085	United Technologies Corp.	4,815

		19,748

	Air Freight & Logistics — 0.07%
6,653	C.H. Robinson Worldwide, Inc.	488
8,850	Expeditors International of Washington, Inc.	426

		914

	Airlines — 0.02%
3,263	Spirit Airlines, Inc.(a)	252

	Automobiles — 0.48%
33,950	Tesla Motors, Inc.^(a)	6,409

	Banks — 0.04%
2,371	Cullen/Frost Bankers, Inc.	164
6,163	First Republic Bank	352

		516

	Beverages — 1.18%
6,899	Brown-Forman Corp., Class - B	623
8,807	Dr. Pepper Snapple Group, Inc.	691
6,413	Monster Beverage Corp.(a)	888
67,938	PepsiCo, Inc.	6,496
177,926	The Coca-Cola Co.	7,215

		15,913

	Biotechnology — 5.18%
45,919	Alexion Pharmaceuticals, Inc.(a)	7,958
113,135	Amgen, Inc.	18,086
35,907	Biogen Idec, Inc.(a)	15,161
80,439	Celgene Corp.(a)	9,273
77,905	Gilead Sciences, Inc.(a)	7,645
13,709	Regeneron Pharmaceuticals, Inc.(a)	6,189
44,496	Vertex Pharmaceuticals, Inc.(a)	5,249

		69,561

	Capital Markets — 1.83%
4,191	Federated Investors, Inc., Class - B	142
17,772	Franklin Resources, Inc.	912
28,490	Goldman Sachs Group, Inc.	5,355
181,626	Morgan Stanley	6,482
5,956	SEI Investments Co.	263
133,323	State Street Corp.	9,803
11,772	T. Rowe Price Group, Inc.	953
12,049	TD Ameritrade Holdg Corp.	449
3,831	Waddell & Reed Financial, Inc., Class - A	190

		24,549

	Chemicals — 2.84%
9,512	Air Products & Chemicals, Inc.	1,439
110,187	Ecolab, Inc.	12,603
3,646	International Flavors & Fragrances, Inc.	428
155,991	Monsanto Co.	17,555

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Chemicals (continued)
13,121	Praxair, Inc.	$1,584
5,258	Sigma-Aldrich Corp.	727
13,584	The Sherwin-Williams Co.	3,865

		38,201

	Commercial Services & Supplies — 0.11%
4,511	Cintas Corp.	368
5,048	Copart, Inc.(a)	190
4,244	Rollins, Inc.	105
3,801	Stericycle, Inc.(a)	533
5,543	Waste Connections, Inc.	267

		1,463

	Communications Equipment — 1.34%
229,615	Cisco Systems, Inc.	6,320
3,395	F5 Networks, Inc.(a)	390
4,764	Harris Corp.	375
157,641	Qualcomm, Inc.	10,931

		18,016

	Construction & Engineering — 0.05%
6,635	Fluor Corp.	379
5,924	Jacobs Engineering Group, Inc.(a)	268

		647

	Consumer Finance — 0.81%
138,520	American Express Co.	10,821

	Containers & Packaging — 0.03%
2,940	AptarGroup, Inc.	187
4,561	Sonoco Products Co.	207

		394

	Distributors — 0.05%
6,886	Genuine Parts Co.	642

	Diversified Consumer Services — 0.01%
4,349	Apollo Group, Inc., Class - A(a)	82

	Diversified Financial Services — 0.63%
3,858	CBOE Holdings, Inc.	221
14,290	CME Group, Inc.	1,353
67,071	The McGraw-Hill Cos., Inc.	6,936

		8,510

	Electrical Equipment — 0.20%
10,983	AMETEK, Inc.	577
31,445	Emerson Electric Co.	1,781
2,647	Hubbell, Inc., Class - B	290

		2,648

	Electronic Equipment, Instruments & Components — 0.12%
14,090	Amphenol Corp., Class - A	830
2,149	Dolby Laboratories, Inc., Class - A	82
6,357	FLIR Systems, Inc.	199
6,938	Ingram Micro, Inc.(a)	174
4,451	National Instruments Corp.	143
2,273	Zebra Technologies Corp.(a)	206

		1,634

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Energy Equipment & Services — 1.47%
13,463	Core Laboratories NV	$1,407
1,828	Dril-Quip, Inc.(a)	125
10,534	FMC Technologies, Inc.(a)	390
4,320	Helmerich & Payne, Inc.	294
19,232	National Oilwell Varco, Inc.	962
4,458	Oceaneering International, Inc.	240
196,067	Schlumberger Ltd.	16,360

		19,778

	Food & Staples Retailing — 3.36%
89,933	Costco Wholesale Corp.	13,624
52,397	CVS Caremark Corp.	5,408
26,188	Sysco Corp.	988
73,253	The Kroger Co.	5,616
42,774	Walgreens Boots Alliance, Inc.	3,622
71,400	Wal-Mart Stores, Inc.	5,873
193,305	Whole Foods Market, Inc.	10,067

		45,198

	Food Products — 2.16%
7,781	Campbell Soup Co.	362
7,686	Flowers Foods, Inc.	175
101,957	Hershey Co.	10,288
5,983	Hormel Foods Corp.	340
5,839	McCormick & Co., Inc.	450
9,060	Mead Johnson Nutrition Co.	911
443,563	Mondelez International, Inc., Class - A	16,009
4,643	The J.M. Smucker Co.	537

		29,072

	Health Care Equipment & Supplies — 1.94%
249,315	Abbott Laboratories	11,552
24,312	Baxter International, Inc.	1,665
8,658	Becton, Dickinson & Co.	1,243
3,419	C.R. Bard, Inc.	572
6,348	Dentsply International, Inc.	323
4,722	Edwards Lifesciences Corp.(a)	673
2,138	IDEXX Laboratories, Inc.(a)	330
1,604	Intuitive Surgical, Inc.(a)	810
64,092	Medtronic PLC	4,999
6,289	ResMed, Inc.	451
12,725	St. Jude Medical, Inc.	832
15,072	Stryker Corp.	1,390
4,654	Varian Medical Systems, Inc.(a)	438
7,512	Zimmer Holdings, Inc.	883

		26,161

	Health Care Providers & Services — 1.22%
16,013	Aetna, Inc.	1,706
12,532	Anthem, Inc.	1,935
32,897	Express Scripts Holding Co.(a)	2,854
3,825	Henry Schein, Inc.(a)	534
4,490	Laboratory Corp. of America Holdings(a)	566
10,334	McKesson Corp.	2,338
4,480	MEDNAX, Inc.(a)	325
3,854	Patterson Cos., Inc.	188
6,475	Quest Diagnostics, Inc.	498
43,911	UnitedHealth Group, Inc.	5,193
3,969	VCA Antech, Inc.(a)	218

		16,355

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Health Care Technology — 0.92%
168,012	Cerner Corp.(a)	$12,309
1,690	Veeva Systems, Inc.(a)	43

		12,352

	Hotels, Restaurants & Leisure — 2.93%
9,233	Chipotle Mexican Grill, Inc.(a)	6,006
99,819	Marriott International, Inc.	8,018
44,294	McDonald’s Corp.	4,316
1,094	Panera Bread Co., Class - A(a)	175
203,383	Starbucks Corp.	19,261
19,782	YUM! Brands, Inc.	1,557

		39,333

	Household Durables — 0.02%
5,470	Garmin Ltd.	260

	Household Products — 1.75%
6,084	Church & Dwight Co., Inc.	520
182,301	Colgate-Palmolive Co.	12,641
16,887	Kimberly-Clark Corp.	1,809
5,772	The Clorox Co.	637
95,818	The Procter & Gamble Co.	7,851

		23,458

	Industrial Conglomerates — 0.61%
29,322	3M Co.	4,837
2,876	Carlisle Cos., Inc.	266
27,232	Danaher Corp.	2,312
4,466	Roper Industries, Inc.	768

		8,183

	Insurance — 0.65%
84,700	Aon PLC	8,141
5,398	Brown & Brown, Inc.	179
5,889	Torchmark Corp.	323

		8,643

	Internet & Catalog Retail — 4.32%
66,350	Amazon.com, Inc.(a)	24,689
20,831	Netflix, Inc.(a)	8,680
16,131	Priceline.com, Inc.(a)	18,779
44,445	TripAdvisor, Inc.(a)	3,696
72,524	Vipshop Holdings Ltd., ADR(a)	2,135

		57,979

	Internet Software & Services — 8.91%
113,098	Alibaba Group Holding Ltd., ADR(a)	9,414
56,779	eBay, Inc.(a)	3,275
41,484	Equinix, Inc.	9,660
237,803	Facebook, Inc., Class - A(a)	19,551
50,032	Google, Inc.(a)	27,417
29,172	Google, Inc., Class - A(a)	16,182
13,236	LendingClub Corp.(a)	260
61,729	LinkedIn Corp., Class - A(a)	15,424
5,256	Rackspace Hosting, Inc.(a)	271
453,295	Tencent Holdings Ltd., ADR	8,599
155,123	Twitter, Inc.(a)	7,769
42,457	Yahoo!, Inc.(a)	1,887

		119,709

	IT Services — 6.00%
28,350	Accenture PLC, Class - A	2,656
7,169	Amdocs Ltd.	390

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	IT Services (continued)
149,819	Automatic Data Processing, Inc.	$12,830
5,417	Broadridge Financial Solutions, Inc.	298
27,268	Cognizant Technology Solutions Corp.(a)	1,701
3,725	FleetCor Technologies, Inc.(a)	562
3,046	Global Payments, Inc.	279
42,400	International Business Machines Corp.	6,805
3,798	Jack Henry & Associates, Inc.	265
247,415	MasterCard, Inc., Class - A	21,375
14,585	Paychex, Inc.	724
7,062	Teradata Corp.(a)	312
7,510	Total System Services, Inc.	287
484,857	Visa, Inc., Class - A	31,715
24,170	Western Union Co.	503

		80,702

	Leisure Products — 0.03%
2,957	Polaris Industries, Inc.	417

	Life Sciences Tools & Services — 0.86%
1,655	Bio-Techne Corp.	166
43,873	Illumina, Inc.(a)	8,144
1,305	Mettler-Toledo International, Inc.(a)	429
17,883	Thermo Electron Corp.	2,402
3,809	Waters Corp.(a)	474

		11,615

	Machinery — 0.26%
2,181	Crane Co.	136
6,399	Donaldson Co., Inc.	241
3,622	IDEX Corp.	275
14,496	Illinois Tool Works, Inc.	1,409
4,919	Pall Corp.	494
2,555	The Middleby Corp.(a)	262
4,320	Wabtec Corp.	410
8,232	Xylem, Inc.	288

		3,515

	Marine — 0.01%
2,550	Kirby Corp.(a)	191

	Media — 2.12%
1,974	John Wiley & Sons, Inc., Class - A	121
866	Morningstar, Inc.	65
11,587	Omnicom Group, Inc.	904
4,727	Scripps Networks Interactive, Class - A	324
202,437	The Walt Disney Co.	21,233
68,951	Time Warner, Inc.	5,822

		28,469

	Multiline Retail — 0.14%
9,275	Dollar Tree, Inc.(a)	752
4,237	Family Dollar Stores, Inc.	336
9,342	Kohl’s Corp.	731

		1,819

	Oil, Gas & Consumable Fuels — 2.10%
76,493	Chevron Corp.	8,030
56,723	Concho Resources, Inc.(a)	6,575
60,999	EOG Resources, Inc.	5,593
92,496	Exxon Mobil Corp.	7,862
3,214	World Fuel Services Corp.	185

		28,245

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Personal Products — 0.08%
2,633	Nu Skin Enterprises, Inc., Class - A	$159
10,272	The Estee Lauder Cos., Inc., Class - A	854

		1,013

	Pharmaceuticals — 5.95%
48,181	Actavis PLC(a)	14,340
190,405	Bristol-Myers Squibb Co.	12,281
44,086	Eli Lilly & Co.	3,203
79,112	Johnson & Johnson	7,959
244,992	Merck & Co., Inc.	14,082
158,498	Novo Nordisk A/S, Class - B, ADR	8,462
25,118	Perrigo Co. PLC	4,158
117,188	Sanofi-Aventis, ADR	5,794
40,748	Shire PLC, ADR	9,751

		80,030

	Professional Services — 0.13%
5,470	Equifax, Inc.	508
3,046	IHS, Inc.(a)	347
2,909	Towers Watson & Co., Class - A	385
7,459	Versik Analytics, Inc., Class - A(a)	532

		1,772

	Real Estate Investment Trusts — 0.47%
66,896	American Tower Corp.	6,298

	Road & Rail — 0.97%
33,386	Canadian Pacific Railway Ltd.	6,100
2,016	Landstar System, Inc.	134
63,667	Union Pacific Corp.	6,895

		13,129

	Semiconductors & Semiconductor Equipment — 1.66%
14,084	Analog Devices, Inc.	887
142,560	Applied Materials, Inc.	3,216
144,137	ARM Holdings PLC, ADR	7,106
223,074	Intel Corp.	6,976
10,607	Linear Technology Corp.	496
35,932	NXP Semiconductors NV(a)	3,606

		22,287

	Software — 6.27%
130,655	Adobe Systems, Inc.(a)	9,661
4,142	ANSYS, Inc.(a)	365
7,339	Citrix Systems, Inc.(a)	469
1,897	FactSet Research Systems, Inc.	302
70,285	FireEye, Inc.(a)	2,759
12,713	Intuit, Inc.	1,233
186,990	Microsoft Corp.	7,602
147,190	Oracle Corp.	6,351
185,504	Red Hat, Inc.(a)	14,052
271,802	Salesforce.com, Inc.(a)	18,159
118,680	SAP AG, ADR	8,565
2,951	SolarWinds, Inc.(a)	151
86,383	Splunk, Inc.(a)	5,114
49,158	VMware, Inc., Class - A(a)	4,031
64,502	Workday, Inc., Class - A(a)	5,445

		84,259

	Specialty Retail — 3.88%
2,870	Aaron’s, Inc.	81
3,247	Abercrombie & Fitch Co., Class - A	72
3,269	Advance Auto Parts, Inc.	489

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Specialty Retail (continued)
1,455	AutoZone, Inc.(a)	$993
8,297	Bed Bath & Beyond, Inc.(a)	637
12,855	Best Buy Co., Inc.	486
4,318	Dick’s Sporting Goods, Inc.	246
4,864	GameStop Corp., Class - A	185
11,235	Gap, Inc.	487
604,881	Inditex SA, ADR	9,645
208,930	Lowe’s Cos., Inc.	15,541
36,805	O’Reilly Automotive, Inc.(a)	7,959
9,522	Ross Stores, Inc.	1,003
28,991	Staples, Inc.	472
118,839	The TJX Cos., Inc.	8,325
55,435	Tiffany & Co.	4,879
2,878	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	434
4,778	Urban Outfitters, Inc.(a)	218

		52,152

	Technology Hardware, Storage & Peripherals — 3.47%
354,895	Apple, Inc.	44,160
91,759	EMC Corp.	2,345
2,784	Lexmark International, Inc., Class - A	118

		46,623

	Textiles, Apparel & Luxury Goods — 2.03%
12,292	Coach, Inc.	509
1,552	Deckers Outdoor Corp.(a)	113
1,964	Fossil Group, Inc.(a)	162
9,156	Michael Kors Holdings Ltd.(a)	602
166,358	NIKE, Inc., Class - B	16,692
2,642	Ralph Lauren Corp.	347
95,691	Under Armour, Inc., Class - A(a)	7,727
15,460	V.F. Corp.	1,164

		27,316

	Tobacco — 0.47%
16,240	Lorillard, Inc.	1,061
70,491	Philip Morris International, Inc.	5,310

		6,371

	Trading Companies & Distributors — 0.11%
13,296	Fastenal Co.	551
2,130	MSC Industrial Direct Co., Inc., Class - A	154
4,822	NOW, Inc.^(a)	104
2,610	W.W. Grainger, Inc.	616

		1,425

	Total Common Stocks	1,125,049

Shares or
Principal
Amount		Value
(000)	Security Description	(000)
	Time Deposit — 1.49%
$20,029	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	20,029

	Total Time Deposit	20,029

Shares or
Principal
Amount		Value
(000)	Security Description	(000)
	Mutual Fund — 15.97%
214,561,026	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	$214,561

	Total Mutual Fund	214,561

	Repurchase Agreement — 0.31%
$4,196	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $4,196,280 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $4,280,176)^^	4,196

	Total Repurchase Agreement	4,196

	Total Investments (cost $1,021,522) — 101.50%	1,363,835
	Liabilities in excess of other assets — (1.50)%	(20,117)

	Net Assets - 100.00%	$1,343,718

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $6,925 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2015.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	Sustainable Growth Advisers	HC Capital Solutions	Total
Common Stocks	40.27%	23.40%	20.06%	—	83.73%
Time Deposits	0.72%	—	0.77%	—	1.49%
Mutual Funds	—	—	—	15.97%	15.97%
Repurchase Areements	0.30%	0.01%	—	—	0.31%
Other Assets (Liabilities)	-0.62%	0.06%	-0.01%	-0.93%	-1.50%

Total Net Assets	40.67%	23.47%	20.82%	15.04%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts
Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 03/31/15(000)	Unrealized Appreciation/ (Depreciation)(000)
	Currencies Purchased
21,920,000	Chinese Renminbi	Citi Bank	9/8/15	$3,484	$3,480	$(4)

	Total Currencies Purchased			$3,484	$3,480	$(4)

	Currencies Sold
21,920,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	$3,483	$3,480	$3

	Total Currencies Sold			$3,483	$3,480	$3

	Net Unrealized/Appreciation(Depreciation)					$(1)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks — 86.42%

	Aerospace & Defense — 1.40%
59	AAR Corp.	$2
9	Aerovironment, Inc.(a)	—
1	American Science & Engineering, Inc.	—
15	Astronics Corp.(a)	1
2,601	Cubic Corp.	135
6,620	Curtiss-Wright Corp.	489
71	Ducommun, Inc.(a)	2
35	Engility Holdings, Inc.(a)	1
18,000	Erickson Air-Crane, Inc.(a)	78
3,389	Esterline Technologies Corp.(a)	388
90	Exelis, Inc.	2
48	GenCorp, Inc.(a)	1
54	HEICO Corp.	3
2	Moog, Inc., Class - A(a)	—
24	National Presto Industries, Inc.	2
4,271	Orbital ATK, Inc.	327
8	Sparton Corp.(a)	—
8,130	TASER International, Inc.(a)	196
7	Teledyne Technologies, Inc.(a)	1
20	Triumph Group, Inc.	1

		1,629

	Air Freight & Logistics — 0.41%
202	Air Transport Services Group, Inc.(a)	2
39	Atlas Air Worldwide Holdings, Inc.(a)	2
18	Echo Global Logistics, Inc.(a)	—
26	Forward Air Corp.	1
30	Hub Group, Inc., Class - A(a)	1
8	Park-Ohio Holdings Corp.	—
22,438	UTI Worldwide, Inc.(a)	276
4,318	XPO Logistics, Inc.(a)	197

		479

	Airlines — 2.24%
11	Allegiant Travel Co.	2
4,920	American Airlines Group, Inc.	260
20	Copa Holdings SA, Class - A	2
107	Hawaiian Holdings, Inc.(a)	2
27,444	JetBlue Airways Corp.(a)	528
128	Republic Airways Holdings, Inc.(a)	2
140	SkyWest, Inc.	2
26,921	United Continental Holdings, Inc.(a)	1,811
2	Virgin America, Inc.(a)	—

		2,609

	Auto Components — 1.80%
56	American Axle & Manufacturing Holdings, Inc.(a)	1
2,178	Autoliv, Inc.	257
79	Cooper Tire & Rubber Co.	3
7,018	Dana Holding Corp.	149
22	Dorman Products, Inc.(a)	1
19	Drew Industries, Inc.	1
12,841	Fox Factory Holding Corp.(a)	197
6,733	Gentherm, Inc.(a)	340
8,601	Modine Manufacturing Co.(a)	116
13	Motorcar Parts of America, Inc.(a)	—
130	Remy International, Inc.	3
3	Shiloh Industries, Inc.(a)	—
28,100	Spartan Motors, Inc.	136
11	Standard Motor Products, Inc.	—

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Auto Components (continued)
12,643	Stoneridge, Inc.(a)	$143
2	Strattec Security Corp.	—
5,900	Superior Industries, Inc.	112
7,830	Tenneco, Inc.(a)	451
119	Tower International, Inc.(a)	3
1,720	TRW Automotive Holdings Corp.(a)	180

		2,093

	Automobiles — 0.00%
21	Winnebago Industries, Inc.	—

	Banks — 4.54%
40	1st Source, Inc.	1
66	American National Bankshares, Inc.	1
8,775	Associated Banc-Corp.	163
40	Banco Latinoamericano de Comercio Exterior SA, Class - E	1
6,915	Bank of the Ozarks, Inc.	255
13,660	BankUnited, Inc.	448
4,210	Banner Corp.	193
9,966	BBCN Bancorp, Inc.	144
40	Camden National Corp.	2
1	Cardinal Financial Corp.	—
77	CNB Financial Corp.	1
23,287	Columbia Banking System, Inc.	676
10,195	Cullen/Frost Bankers, Inc.	705
16	Eagle BanCorp, Inc.(a)	1
71	Fidelity Southern Corp.	1
60	Financial Institutions, Inc.	1
260	First Bancorp(a)	2
84	First Bancorp	1
80	First Community Bancshares, Inc.	1
28	First Financial Bankshares, Inc.	1
45	First Financial Corp.	2
50	First Interstate BancSystem, Inc.	1
8,225	First Midwest BanCorp, Inc.	143
165	First Niagara Financial Group, Inc.	1
40	Great Southern Bancorp, Inc.	2
50	Hancock Holding Co.	1
60	Heartland Financial USA, Inc.	2
35	Home Bancshares, Inc.	1
59	Horizon Bancorp	1
115	Independent Bank Corp.	1
4	Independent Bank Group, Inc.	—
60	International Bancshares Corp.	2
33	Investors Bancorp, Inc.	—
2	LegacyTexas Financial Group, Inc.	—
70	MainSource Financial Group, Inc.	1
2,500	MB Financial, Inc.	78
90	MidSouth Bancorp, Inc.	1
13,549	National Penn Bancshares, Inc.	146
60	NBT Bancorp, Inc.	2
50	Northrim BanCorp, Inc.	1
85	OFG Bancorp	1
11,854	PacWest Bancorp	557
50	Peoples Bancorp, Inc.	1
8,380	Popular, Inc.(a)	289
14,178	Square 1 Financial, Inc., Class - A(a)	381
109	Susquehanna Bancshares, Inc.	1
4,470	SVB Financial Group(a)	569
5,592	Synovus Financial Corp.	157

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Banks (continued)
8,872	TCF Financial Corp.	$139
14	Texas Capital Bancshares, Inc.(a)	1
93	TowneBank	1
61	Trustmark Corp.	1
71	Univest Corp. of Pennsylvania	1
4,703	Webster Financial Corp.	174
40	WesBanco, Inc.	1
33	Western Alliance Bancorp(a)	1
30	Wintrust Financial Corp.	1

		5,260

	Beverages — 0.00%
23	Coca-Cola Bottling Co. Consolidated	3
10	Craft Brew Alliance, Inc.(a)	—
9	National Beverage Corp.(a)	—
7	The Boston Beer Co., Inc., Class - A(a)	2

		5

	Biotechnology — 3.01%
3,184	Acadia Pharmaceuticals, Inc.(a)	104
13	Acceleron Pharma, Inc.(a)	—
23	Achillion Pharmaceuticals, Inc.(a)	—
102	Acorda Therapeutics, Inc.(a)	3
21	Actinium Pharmaceuticals, Inc.(a)	—
1	Adamas Pharmaceuticals, Inc.(a)	—
26	Aegerion Pharmaceuticals, Inc.(a)	1
45	Agenus, Inc.(a)	—
12	Agios Pharmaceuticals, Inc.(a)	1
7	Akebia Therapeutics, Inc.(a)	—
8	Alder Biopharmaceuticals, Inc.(a)	—
13	AMAG Pharmaceuticals, Inc.(a)	1
9	Anacor Pharmaceuticals, Inc.(a)	1
4	Applied Genetic Technologies Corp.(a)	—
4	Ardelyx, Inc.(a)	—
196	Arena Pharmaceuticals, Inc.(a)	1
132	ARIAD Pharmaceuticals, Inc.(a)	1
91	Array BioPharma, Inc.(a)	1
47	Arrowhead Research Corp.(a)	—
5	Atara Biotherapeutics, Inc.(a)	—
8	Auspex Pharmaceuticals, Inc.(a)	1
6	Avalanche Biotechnologies, Inc.(a)	—
42	BioCryst Pharmaceuticals, Inc.(a)	—
974	BioMarin Pharmaceutical, Inc.(a)	121
3	BioSpecifics Technologies Corp.(a)	—
39	BioTime, Inc.(a)	—
20	Bluebird Bio, Inc.(a)	2
8	Calithera Biosciences, Inc.(a)	—
4	Cara Therapeutics, Inc.(a)	—
4,459	Celladon Corp.(a)	84
3,816	Celldex Therapeutics, Inc.(a)	106
5	Cellular Dynamics International, Inc.(a)	—
9,028	Cepheid, Inc.(a)	515
24	Chimerix, Inc.(a)	1
20	Clovis Oncology, Inc.(a)	1
4	Coherus Biosciences, Inc.(a)	—
118	CTI BioPharma Corp.(a)	—
15	CytRx Corp.(a)	—
2	Dicerna Pharmaceuticals, Inc.(a)	—
7,574	Dyax Corp.(a)	127
1	Eleven Biotherapeutics, Inc.(a)	—
93	Emergent BioSolutions, Inc.(a)	3
8	Enanta Pharmaceuticals, Inc.(a)	—

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Biotechnology (continued)
13	Epizyme, Inc.(a)	$—
5	Esperion Therapeutics, Inc.(a)	—
23,552	Exact Sciences Corp.(a)	520
144	Exelixis, Inc.(a)	—
7	Fibrogen, Inc.(a)	—
16	Five Prime Therapeutics, Inc.(a)	—
4	Flexion Therapeutics, Inc.(a)	—
11	Foundation Medicine, Inc.(a)	1
12	Galectin Therapeutics, Inc.(a)	—
103	Galena Biopharma, Inc.(a)	—
6,273	Genomic Health, Inc.(a)	193
83	Halozyme Therapeutics, Inc.(a)	1
21	Heron Therapeutics, Inc.(a)	—
10	Hyperion Therapeutics, Inc.(a)	—
71	Idera Pharmaceuticals, Inc.(a)	—
6	Immune Design Corp.(a)	—
69	ImmunoGen, Inc.(a)	1
61	Immunomedics, Inc.(a)	—
43	Infinity Pharmaceuticals, Inc.(a)	1
43	Inovio Pharmaceuticals, Inc.(a)	—
40	Insmed, Inc.(a)	1
8	Insys Therapeutics, Inc.(a)	—
31	Intrexon Corp.(a)	1
97	Ironwood Pharmaceuticals, Inc.(a)	2
2,790	Isis Pharmaceuticals, Inc.(a)	179
12	Karyopharm Therapeutics, Inc.(a)	—
81	Keryx Biopharmaceuticals, Inc.(a)	1
12,110	Kindred Biosciences, Inc.(a)	86
6	Kite Pharma, Inc.(a)	—
16	KYTHERA Biopharmaceuticals, Inc.(a)	1
180	Lexicon Pharmaceuticals, Inc.(a)	—
16	Ligand Pharmaceuticals, Inc., Class - B(a)	1
17	MacroGenics, Inc.(a)	1
183	MannKind Corp.(a)	1
75	Merrimack Pharmaceuticals, Inc.(a)	1
75	MiMedx Group, Inc.(a)	1
8	Mirati Therapeutics, Inc.(a)	—
39	Momenta Pharmaceuticals, Inc.(a)	1
5,610	Myriad Genetics, Inc.^(a)	200
17	NanoViricides, Inc.(a)	—
80	Navidea Biopharmaceuticals, Inc.(a)	—
2	NeoStem, Inc.(a)	—
42	Neuralstem, Inc.(a)	—
68	Neurocrine Biosciences, Inc.(a)	3
15	NewLink Genetics Corp.(a)	1
35	Northwest Biotherapeutics, Inc.(a)	—
199	Novavax, Inc.(a)	2
18	Ohr Pharmaceutical, Inc.(a)	—
5,922	OncoMed Pharmaceuticals, Inc.^(a)	154
64	Oncothyreon, Inc.(a)	—
2,391	Ophthotech Corp.(a)	111
161	Opko Health, Inc.(a)	2
99	Orexigen Therapeutics, Inc.(a)	1
48	Organovo Holdings, Inc.(a)	—
16	Osiris Therapeutics, Inc.(a)	—
6	Otonomy, Inc.(a)	—
429	PDL BioPharma, Inc.	3
122	Peregrine Pharmaceuticals, Inc.(a)	—
37	Portola Pharmaceuticals, Inc.(a)	1
10	Progenics Pharmaceuticals, Inc.(a)	—
6	Prothena Corp. PLC(a)	—
2,263	PTC Therapeutics, Inc.(a)	139

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Biotechnology (continued)
546	Puma Biotechnology, Inc.(a)	$129
7	Radius Health, Inc.(a)	—
52	Raptor Pharmaceuticals Corp.(a)	1
18	Receptos, Inc.(a)	3
12	Regulus Therapeutics, Inc.(a)	—
4,421	Repligen Corp.(a)	134
16	Retrophin, Inc.(a)	—
4	Sage Therapeutics, Inc.(a)	—
6,620	Sangamo BioSciences, Inc.(a)	104
31	Sarepta Therapeutics, Inc.(a)	—
5,745	Seattle Genetics, Inc.(a)	204
5	Spark Therapeutics, Inc.	—
17	Spectrum Pharmaceuticals, Inc.(a)	—
12	Stemline Therapeutics, Inc.(a)	—
50	Sunesis Pharmaceuticals, Inc.(a)	—
19	Synageva BioPharma Corp.(a)	2
80	Synergy Pharmaceuticals, Inc.(a)	—
44	Synta Pharmaceuticals Corp.(a)	—
4	T2 Biosystems, Inc.(a)	—
16	Tesaro, Inc.(a)	1
21	TG Therapeutics, Inc.(a)	—
41	Threshold Pharmaceuticals, Inc.(a)	—
4	Tokai Pharmaceuticals, Inc.(a)	—
2,876	Ultragenyx Pharmaceutical, Inc.(a)	180
33	Vanda Pharmaceuticals, Inc.(a)	—
4	Versartis, Inc.(a)	—
54,200	Vical, Inc.(a)	51
6	Vital Therapies, Inc.(a)	—
11	Xencor, Inc.(a)	—
66	XOMA Corp.(a)	—
6	Zafgen, Inc.(a)	—
73	ZIOPHARM Oncology, Inc.(a)	1

		3,496

	Building Products — 2.10%
34	AAON, Inc.	1
9	Advanced Drainage Systems, Inc.	—
11	American Woodmark Corp.(a)	1
14	Apogee Enterprises, Inc.	1
3,387	Armstrong World Industries, Inc.(a)	195
42	Builders FirstSource, Inc.(a)	—
9,914	CaesarStone Sdot Yam Ltd.	602
9	Continental Building Products, Inc.(a)	—
8,925	Gibraltar Industries, Inc.(a)	146
5,355	Griffon Corp.	93
15	Insteel Industries, Inc.	—
4,750	Lennox International, Inc.	532
2,704	Masonite International Corp.(a)	182
22	NCI Building Systems, Inc.(a)	—
6	Norcraft Cos., Inc.(a)	—
7	Nortek, Inc.(a)	1
7	Patrick Industries, Inc.(a)	—
35	PGT, Inc.(a)	—
15	Ply Gem Holdings, Inc.(a)	—
1	Quanex Building Products Corp.	—
2,203	Simpson Manufacturing Co., Inc.	82
4,348	Trex Co., Inc.(a)	237
6,543	Universal Forest Products, Inc.	364

		2,437

	Capital Markets — 1.88%
36	Arlington Asset Investment Corp.	1

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Capital Markets (continued)
2,319	Artisan Partners Asset Management, Inc.	$105
36	BGC Partners, Inc., Class - A	—
74	Calamos Asset Management, Inc., Class - A	1
4,400	Capital Southwest Corp.	204
16	Cohen & Steers, Inc.	1
61,400	Cowen Group, Inc.(a)	319
2	Diamond Hill Investment Group, Inc.	—
6,200	E*Trade Financial Corp.(a)	177
28	Evercore Partners, Inc., Class - A	1
40	FBR & Co.(a)	1
43	Financial Engines, Inc.	2
16	GAMCO Investors, Inc., Class - A	1
23	Greenhill & Co., Inc.	1
27	HFF, Inc., Class - A	1
7,896	Interactive Brokers Group, Inc., Class - A	269
3	International Fcstone, Inc.(a)	—
82	Ladenburg Thalmann Financial Services, Inc.(a)	—
3,000	LPL Financial Holdings, Inc.	132
57	Manning & Napier, Inc.	1
12	Om Asset Management PLC	—
41	Oppenheimer Holdings, Inc., Class - A	1
12	Pzena Investment Management, Inc.	—
4,315	Raymond James Financial, Inc.	245
11	RCS Capital Corp., Class - A	—
5	Silvercrest Asset Management Group, Inc.	—
11,364	Stifel Financial Corp.(a)	635
6	Virtus Investment Partners, Inc.	1
1,759	Waddell & Reed Financial, Inc., Class - A	87
6	Westwood Holdings Group, Inc.	—
87	WisdomTree Investments, Inc.	2

		2,188

	Chemicals — 2.21%
50	A. Schulman, Inc.	2
3,013	Albemarle Corp.	159
40	Axiall Corp.	2
26	Balchem Corp.	1
3,958	Cabot Corp.	178
42	Calgon Carbon Corp.	1
64	Chase Corp.	3
61	Chemtura Corp.(a)	2
58	Ferro Corp.(a)	1
47	Flotek Industries, Inc.(a)	1
3,122	FMC Corp.	179
138	FutureFuel Corp.	1
40	H.B. Fuller Co.	2
1	Hawkins, Inc.	—
10	Innophos Holdings, Inc.	1
4	Innospec, Inc.	—
78	Koppers Holdings, Inc.	2
16,047	Kraton Performance Polymers, Inc.(a)	324
6	Marrone Bio Innovations, Inc.(a)	—
5,378	Methanex Corp.	288
7	Minerals Technologies, Inc.	1
1,096	NewMarket Corp.	523
69	Olin Corp.	2
40	Omnova Solutions, Inc.(a)	—
5,453	PolyOne Corp.	204
7	Quaker Chemical Corp.	1
173,110	Rentech, Inc.(a)	194
29	Senomyx, Inc.(a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Chemicals (continued)
4,802	Sensient Technologies Corp.	$330
48	Stepan Co.	2
12	Trecora Resources(a)	—
7,870	Tronox Ltd., Class - A	160
4	Zep, Inc.	—

		2,564

	Commercial Services & Supplies — 1.23%
51	ABM Industries, Inc.	2
160	ACCO Brands Corp.(a)	1
2,958	ARC Document Solutions, Inc.(a)	27
5,725	Brady Corp.	162
25	Casella Waste Systems, Inc.(a)	—
6	Cenveo, Inc.(a)	—
41	Deluxe Corp.	3
107	Ennis, Inc.	2
57	Healthcare Services Group, Inc.	2
6	Heritage-Crystal Clean, Inc.(a)	—
1,993	Herman Miller, Inc.	55
34	HNI Corp.	2
53	Interface, Inc.	1
5,190	KAR Auction Services, Inc.	196
158	Kimball International, Inc., Class - B	2
39	Knoll, Inc.	1
2,400	Matthews International Corp., Class - A	124
6,963	Mobile Mini, Inc.	296
25	MSA Safety, Inc.	1
4	Multi-Color Corp.	—
35	Performant Financial Corp.(a)	—
70	Quad Graphics, Inc.	2
80	R.R. Donnelley & Sons Co.	2
2,331	Ritchie Bros. Auctioneers, Inc.	58
13	SP Plus Corp.(a)	—
150	Steelcase, Inc., Class - A	3
2,817	Team, Inc.(a)	110
5,785	Tetra Tech, Inc.	139
2,447	The Brink’s Co.	68
10	UniFirst Corp.	1
4,033	United Stationers, Inc.	165
17	US Ecology, Inc.	1
57	West Corp.	2

		1,428

	Communications Equipment — 0.51%
2,398	ADTRAN, Inc.	45
11	Alliance Fiber Optic Products, Inc.	—
10	Applied Optoelectronics, Inc.(a)	—
87	Aruba Networks, Inc.(a)	2
65	BEL Fuse, Inc., Class - B	1
57	Black Box Corp.	1
27	CalAmp Corp.(a)	—
85	Ciena Corp.(a)	2
10	Clearfield, Inc.(a)	—
47	Extreme Networks, Inc.(a)	—
78	Finisar Corp.(a)	2
14	Harmonic, Inc.(a)	—
84	Infinera Corp.(a)	2
30	InterDigital, Inc.	2
7	Ixia(a)	—
9	KVH Industries, Inc.(a)	—
11	NumereX Corp., Class - A(a)	—
83	ParkerVision, Inc.(a)	—

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Communications Equipment (continued)
23,000	PC-Telephone, Inc.	$184
31	Plantronics, Inc.	2
51	Polycom, Inc.(a)	1
1	Procera Networks, Inc.(a)	—
52	Ruckus Wireless, Inc.(a)	1
26,564	ShoreTel, Inc.(a)	181
4,900	Sierra Wireless, Inc.^(a)	162
40	Sonus Networks, Inc.(a)	—
58	TESSCO Technologies, Inc.	1
26	Ubiquiti Networks, Inc.	1
33	ViaSat, Inc.(a)	2

		592

	Construction & Engineering — 0.67%
3	Aegion Corp.(a)	—
4	Argan, Inc.	—
40	Chicago Bridge & Iron Co.	2
5	Comfort Systems USA, Inc.	—
24	Dycom Industries, Inc.(a)	1
19,635	Furmanite Corp.(a)	155
2,820	KBR, Inc.	41
14,337	MasTec, Inc.(a)	278
60	MYR Group, Inc.(a)	2
3,022	Primoris Services Corp.	52
6,147	Quanta Services, Inc.(a)	175
3,403	Tutor Perini Corp.(a)	79

		785

	Construction Materials — 0.65%
5,100	Eagle Materials, Inc.	427
8,951	Headwaters, Inc.(a)	164
1,190	Martin Marietta Materials, Inc.	166
1	United States Lime & Minerals, Inc.	—
10	US Concrete, Inc.(a)	—

		757

	Consumer Finance — 0.35%
5	Credit Acceptance Corp.(a)	1
14	Encore Capital Group, Inc.(a)	1
50	Enova International, Inc.(a)	1
87	EZCORP, Inc., Class - A(a)	1
23	First Cash Financial Services, Inc.(a)	1
6,259	Green Dot Corp., Class - A(a)	100
23	Nelnet, Inc., Class - A	1
72	Nicholas Financial, Inc.(a)	1
5,436	PRA Group, Inc.(a)	295
60	Santander Consumer USA Holdings, Inc.	1
19	World Acceptance Corp.(a)	1

		404

	Containers & Packaging — 1.17%
4	AEP Industries, Inc.(a)	—
6,721	AptarGroup, Inc.	427
22,158	Berry Plastics Group, Inc.(a)	803
264	Graphic Packaging Holding Co.	4
34	Greif, Inc., Class - A	1
24	Myers Industries, Inc.	—
1,589	Packaging Corp. of America	124

		1,359

	Distributors — 0.00%
2	Core-Mark Holding Co., Inc.	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Distributors (continued)
36	Pool Corp.	$3

		3

	Diversified Consumer Services — 0.16%
5,964	2U, Inc.(a)	153
13	American Public Education, Inc.(a)	—
54	Apollo Group, Inc., Class - A(a)	1
23	Bright Horizons Family Solutions, Inc.(a)	1
9	Capella Education Co.	1
4,164	Career Education Corp.(a)	21
6	Collectors Universe, Inc.	—
38	Grand Canyon Education, Inc.(a)	2
4	ITT Educational Services, Inc.(a)	—
173	K12, Inc.(a)	3
2	Liberty Tax, Inc.(a)	—
65	LifeLock, Inc.(a)	1
49	Sotheby’s	2
41	Steiner Leisure Ltd.(a)	2
9	Strayer Education, Inc.(a)	—
19	Weight Watchers International, Inc.(a)	—

		187

	Diversified Financial Services — 0.38%
6,775	Leucadia National Corp.	151
30	MarketAxess Holdings, Inc.	2
8,287	On Deck Capital, Inc.(a)	177
4,809	PHH Corp.(a)	116

		446

	Diversified Telecommunication Services — 0.84%
24	8x8, Inc.(a)	—
38	Cincinnati Bell, Inc.(a)	—
13,698	Cogent Communications Group, Inc.	485
31	Consolidated Communications Holdings, Inc.	1
15	FairPoint Communications, Inc.(a)	—
27	General Communication, Inc., Class - A(a)	—
52	Hawaiian Telcom Holdco, Inc.(a)	1
94	IDT Corp.	2
44	inContact, Inc.(a)	—
24	Inteliquent, Inc.	—
8	Intelsat SA(a)	—
12	Lumos Networks Corp.	—
14	MagicJack VocalTec Ltd.(a)	—
51,900	ORBCOMM, Inc.(a)	311
18,845	Premiere Global Services, Inc.(a)	180

		980

	Electric Utilities — 0.76%
12,604	El Paso Electric Co.	487
10,254	ITC Holdings Corp.	384
93	PNM Resources, Inc.	3
66	Portland General Electric Co.	2
170	Spark Energy, Inc., Class - A	3
92	The Empire District Electric Co.	2
57	UIL Holdings Corp.	3
70	Unitil Corp.	2

		886

	Electrical Equipment — 1.01%
2,630	Acuity Brands, Inc.	443
22	AZZ, Inc.	1

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Electrical Equipment (continued)
231	Capstone Turbine Corp.(a)	$—
882	Encore Wire Corp.	33
4,431	EnerSys	285
2,942	Enphase Energy, Inc.(a)	39
37	Franklin Electric Co., Inc.	1
218	FuelCell Energy, Inc.(a)	—
56	Generac Holdings, Inc.(a)	3
10,600	General Cable Corp.	183
685	Hubbell, Inc., Class - B	75
33,900	Orion Energy Systems, Inc.(a)	106
37	Polypore International, Inc.(a)	2
3	Power Solutions International, Inc.(a)	—
30	Preformed Line Products Co.	1
25	Regal-Beloit Corp.	2
26	Thermon Group Holdings, Inc.(a)	1

		1,175

	Electronic Equipment, Instruments & Components — 4.08%
10	Anixter International, Inc.(a)	1
12	Badger Meter, Inc.	1
10,207	Belden, Inc.	956
61	Benchmark Electronics, Inc.(a)	1
8,566	Cognex Corp.(a)	425
1	Coherent, Inc.(a)	—
8,463	Control4 Corp.(a)	101
12	CUI Global, Inc.(a)	—
25	Daktronics, Inc.	—
35	Dolby Laboratories, Inc., Class - A	1
8,041	DTS, Inc.(a)	274
120	Electro Rent Corp.	1
100	Fabrinet(a)	2
12	FARO Technologies, Inc.(a)	1
34	FEI Co.	3
25,791	Flextronics International Ltd.(a)	327
6,338	Insight Enterprises, Inc.(a)	181
4,229	InvenSense, Inc.(a)	64
3,495	IPG Photonics Corp.(a)	324
6,838	Itron, Inc.(a)	250
10,717	Jabil Circuit, Inc.	251
138	Kimball Electronics, Inc.(a)	2
2,862	Littelfuse, Inc.	284
21	Maxwell Technologies, Inc.(a)	—
2	Mesa Laboratories, Inc.	—
31	Methode Electronics, Inc.	1
12	MTS Systems Corp.	1
31	Newport Corp.(a)	1
3	OSI Systems, Inc.(a)	—
70	PC Connection, Inc.	2
55	Plexus Corp.(a)	2
32	RealD, Inc.(a)	—
5,941	Rogers Corp.(a)	488
66	Sanmina Corp.(a)	2
26	SYNNEX Corp.	2
2,923	Tech Data Corp.(a)	169
15,159	Trimble Navigation Ltd.(a)	382
224	TTM Technologies, Inc.(a)	2
5,023	Universal Display Corp.(a)	235
119	Vishay Intertechnology, Inc.	2

		4,739

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Energy Equipment & Services — 1.51%
6,296	Atwood Oceanics, Inc.	$177
21	Basic Energy Services, Inc.(a)	—
37	C&J Energy Services, Inc.(a)	—
16	CARBO Ceramics, Inc.	—
177	Dawson Geophysical Co.(a)	1
33	Diamond Offshore Drilling, Inc.	1
2,481	Dril-Quip, Inc.(a)	170
16	Forum Energy Technologies, Inc.(a)	—
11	Glori Energy, Inc.(a)	—
7,207	Gulf Island Fabrication, Inc.	107
39	GulfMark Offshore, Inc.	1
13,097	Helix Energy Solutions Group, Inc.(a)	196
11	ION Geophysical Corp.(a)	—
7,950	Key Energy Services, Inc.(a)	14
20	Matrix Service Co.(a)	—
73,613	McDermott International, Inc.(a)	283
11,300	Mitcham Industries, Inc.(a)	52
110	Nabors Industries Ltd.	2
30,130	Newpark Resources, Inc.(a)	275
8	Nordic American Offshore Ltd.	—
410	Parker Drilling Co.(a)	1
30	PHI, Inc.(a)	1
32	Pioneer Energy Services Corp.(a)	—
26	Profire Energy, Inc.(a)	—
10	RigNet, Inc.(a)	—
19,923	Superior Energy Services, Inc.	446
80	Tesco Corp.	1
34	Unit Corp.(a)	1
613	US Silica Holdings, Inc.	22
1,891	Vantage Drilling Co.(a)	1
34	Willbros Group, Inc.(a)	—

		1,752

	Food & Staples Retailing — 0.95%
9,848	Casey’s General Stores, Inc.	888
13	Chefs’ Warehouse Holdings LLC(a)	—
5,672	Diplomat Pharmacy, Inc.(a)	196
23	Fairway Group Holdings Corp.(a)	—
92	Ingles Markets, Inc., Class - A	5
12	Liberator Medical Holdings, Inc.	—
8	Natural Grocers by Vitamin Cottage, Inc.(a)	—
15	PriceSmart, Inc.	1
9	Smart & Final Stores, Inc.(a)	—
23	The Andersons, Inc.	1
35	The Fresh Market, Inc.(a)	1
40	United Natural Foods, Inc.(a)	3
119	Village Super Market, Inc., Class - A	4

		1,099

	Food Products — 0.17%
41	B&G Foods, Inc., Class - A	1
42	Boulder Brands, Inc.(a)	—
13	Calavo Growers, Inc.	1
55	Cal-Maine Foods, Inc.	2
24	Darling Ingredients, Inc.(a)	—
18	Diamond Foods, Inc.(a)	1
5	Farmer Brothers Co.(a)	—
42	Fresh Del Monte Produce, Inc.	2
7	Freshpet, Inc.(a)	—
14	Inventure Foods, Inc.(a)	—
12	J&J Snack Foods Corp.	1
30	John B Sanfilippo & Son, Inc.	1

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Food Products (continued)
9	Lancaster Colony Corp.	$1
12,800	Landec Corp.(a)	180
5	Lifeway Foods, Inc.(a)	—
9	Limoneira Co.	—
150	Omega Protein Corp.(a)	2
31	Sanderson Farms, Inc.	2
1	Seaboard Corp.(a)	5
14	Tootsie Roll Industries, Inc.	—
18	TreeHouse Foods, Inc.(a)	2

		201

	Gas Utilities — 0.65%
44	Southwest Gas Corp.	3
23,197	UGI Corp.	756

		759

	Health Care Equipment & Supplies — 5.55%
18	Abaxis, Inc.	1
5,257	Abiomed, Inc.(a)	376
63	Accuray, Inc.(a)	1
11	Anika Therapeutics, Inc.(a)	—
95	Antares Pharma, Inc.(a)	—
16	AtriCure, Inc.(a)	—
1	Atrion Corp.	—
27	Cantel Medical Corp.	1
22	Cardiovascular Systems, Inc.(a)	1
77	Cerus Corp.(a)	—
22	Cyberonics, Inc.(a)	1
6	Cynosure, Inc.(a)	—
18,844	DexCom, Inc.(a)	1,176
1,770	Edwards Lifesciences Corp.(a)	252
52	Endologix, Inc.(a)	1
80	Exactech, Inc.(a)	2
32	GenMark Diagnostics, Inc.(a)	—
53	Globus Medical, Inc.(a)	1
40	Greatbatch, Inc.(a)	2
3	Haemonetics Corp.(a)	—
50	Halyard Health, Inc.(a)	2
1,514	HeartWare International, Inc.(a)	133
5	Inogen, Inc.(a)	—
19,647	Insulet Corp.(a)	656
8	Integra LifeSciences Holdings Corp.(a)	—
9	K2M Group Holdings, Inc.(a)	—
5,403	LDR Holding Corp.(a)	198
36	Masimo Corp.(a)	1
36	Meridian Bioscience, Inc.	1
26	Natus Medical, Inc.(a)	1
6,000	Neogen Corp.(a)	280
3,830	Nevro Corp.(a)	184
4,035	Novadaq Technologies, Inc.(a)	66
31	NuVasive, Inc.(a)	1
49	NxStage Medical, Inc.(a)	1
3	Ocular Therapeutix, Inc.(a)	—
12	Oxford Immunotec Global PLC(a)	—
25	Quidel Corp.(a)	1
2,299	STAAR Surgical Co.(a)	17
7,427	STERIS Corp.	522
1	SurModics, Inc.(a)	—
20,207	Tandem Diabetes Care, Inc.(a)	255
3,761	The Cooper Cos., Inc.	706
8,859	The Spectranetics Corp.(a)	308
43	Thoratec Corp.(a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)
7	TriVascular Technologies, Inc.(a)	$—
35,605	Unilife Corp.^(a)	143
3	Utah Medical Products, Inc.	—
13	Vascular Solutions, Inc.(a)	—
10	Veracyte, Inc.(a)	—
13,083	West Pharmaceutical Services, Inc.	789
18	Wright Medical Group, Inc.(a)	—
11,408	Zeltiq Aesthetics, Inc.(a)	352

		6,434

	Health Care Providers & Services — 2.48%
4	AAC Holdings, Inc.(a)	—
16,347	Acadia Healthcare Co., Inc.(a)	1,170
3	Aceto Corp.	—
3	Adeptus Health, Inc., Class - A(a)	—
33	Air Methods Corp.(a)	2
2	Alliance HealthCare Services, Inc.(a)	—
65	Almost Family, Inc.(a)	3
39	AmSurg Corp.(a)	2
19	Bio-Reference Laboratories, Inc.(a)	1
14	Biotelemetry, Inc.(a)	—
23	Capital Senior Living Corp.(a)	1
3,194	Catamaran Corp.(a)	190
30	Chemed Corp.	4
6	Civitas Solutions, Inc.(a)	—
9	CorVel Corp.(a)	—
28	ExamWorks Group, Inc.(a)	1
390	Five Star Quality Care, Inc.(a)	2
255	Genesis Healthcare, Inc.(a)	2
81	Hanger, Inc.(a)	2
4	HealthEquity, Inc.(a)	—
107	HealthSouth Corp.	5
16	Healthways, Inc.(a)	—
9	IPC The Hospitalist Co., Inc.(a)	—
99	Kindred Healthcare, Inc.	2
8	Landauer, Inc.	—
60	LHC Group, Inc.(a)	2
10,355	LifePoint Hospitals, Inc.(a)	761
30	Magellan Health Services, Inc.(a)	2
4,450	MEDNAX, Inc.(a)	323
58	Molina Heathcare, Inc.(a)	4
26	National Healthcare Corp.	2
7	National Research Corp., Class - A	—
5,204	Owens & Minor, Inc.	176
10	Providence Service Corp.(a)	1
22	RadNet, Inc.(a)	—
187	Select Medical Holdings Corp.	3
11	Surgical Care Affiliates, Inc.(a)	—
1,343	Team Health Holdings, Inc.(a)	79
55	The Ensign Group, Inc.	3
70	Triple-S Management Corp., Class - A(a)	1
10	U.S. Physical Therapy, Inc.	—
1,523	WellCare Health Plans, Inc.(a)	139

		2,883

	Health Care Technology — 0.82%
9,200	Allscripts Healthcare Solutions, Inc.(a)	110
11	Castlight Health, Inc., Class - B(a)	—
9	Computer Programs & Systems, Inc.	—
16	HealthStream, Inc.(a)	—
71	HMS Holdings Corp.(a)	1
6	Imprivata, Inc.(a)	—

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Health Care Technology (continued)
46	MedAssets, Inc.(a)	$1
10,276	Medidata Solutions, Inc.(a)	505
58	Merge Healthcare, Inc.(a)	—
9,653	Omnicell, Inc.(a)	339
41	Quality Systems, Inc.	1
17	Vocera Communications, Inc.(a)	—

		957

	Hotels, Restaurants & Leisure — 2.58%
4	BJ’s Restaurant, Inc.(a)	—
62	Bloomin’ Brands, Inc.	2
50	Boyd Gaming Corp.(a)	1
13	Bravo Brio Restaurant Group, Inc.(a)	—
4,017	Buffalo Wild Wings, Inc.(a)	728
210	Caesars Acquisition Co., Class - A(a)	1
6	Caesars Entertainment Corp.(a)	—
31,600	Century Casinos, Inc.(a)	172
7	Churchill Downs, Inc.	1
14	Chuy’s Holdings, Inc.(a)	—
1,508	ClubCorp Holdings, Inc.	29
14	Cracker Barrel Old Country Store, Inc.	2
4	Dave & Buster’s Entertainment, Inc.(a)	—
18	Del Frisco’s Restaurant Group, Inc.(a)	—
48	Denny’s Corp.(a)	1
7,734	Diamond Resorts International, Inc.(a)	259
5	DineEquity, Inc.	1
4	El Pollo Loco Holdings, Inc.(a)	—
3	Famous Dave’s of America, Inc.(a)	—
5,177	Fiesta Restaurant Group, Inc.(a)	316
30	Hyatt Hotels Corp., Class - A(a)	2
7	Ignite Restaurant Group, Inc.(a)	—
5,566	International Speedway Corp., Class - A	182
117	Interval Leisure Group, Inc.	3
32	Jack in the Box, Inc.	3
13	Jamba, Inc.(a)	—
52	Krispy Kreme Doughnuts, Inc.(a)	1
10,070	La Quinta Holdings, Inc.(a)	238
41	Life Time Fitness, Inc.(a)	3
123	Marcus Corp.	3
114	Monarch Casino & Resort, Inc.(a)	2
7	Morgans Hotel Group Co.(a)	—
2	Nathan’s Famous, Inc.	—
9	Noodles & Co.(a)	—
25	Papa John’s International, Inc.	2
2	Papa Murphy’s Holdings, Inc.(a)	—
48	Pinnacle Entertainment, Inc.(a)	2
19	Popeyes Louisiana Kitchen, Inc.(a)	1
10	Potbelly Corp.(a)	—
3,752	Red Robin Gourmet Burgers, Inc.(a)	326
35,060	Ruby Tuesday, Inc.(a)	211
167	Ruth’s Hospitality Group, Inc.	3
26	Scientific Games Corp.(a)	—
120	SeaWorld Entertainment, Inc.	2
2	Shake Shack, Inc., Class - A	—
31	Sonic Corp.	1
90	Speedway Motorsports, Inc.	2
6,556	Texas Roadhouse, Inc., Class - A	239
40	The Cheesecake Factory, Inc.	2
3	The Habit Restaurants, Inc.(a)	—
2,443	Vail Resorts, Inc.	253

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Hotels, Restaurants & Leisure (continued)
6	Zoe’s Kitchen, Inc.(a)	$—

		2,994

	Household Durables — 0.92%
9	Beazer Homes USA, Inc.(a)	—
7	Cavco Industries, Inc.(a)	1
61	CSS Industries, Inc.	2
50	Flexsteel Industries, Inc.	2
3,128	Harman International Industries, Inc.	418
9	Helen of Troy Ltd.(a)	1
6	Installed Building Products, Inc.(a)	—
24	iRobot Corp.(a)	1
50	KB Home	1
36	La-Z-Boy, Inc.	1
1	LGI Homes, Inc.(a)	—
7,573	Libbey, Inc.	302
118	Lifetime Brands, Inc.	2
4,938	Meritage Homes Corp.(a)	240
28	NACCO Industries, Inc., Class - A	1
10	The Dixie Group, Inc.(a)	—
1,990	The Ryland Group, Inc.	97
11	TRI Pointe Homes, Inc.(a)	—
13	Universal Electronics, Inc.(a)	1
1	William Lyon Homes, Class - A(a)	—

		1,070

	Household Products — 0.00%
3	Central Garden & Pet Co., Class - A(a)	—
27	HRG Group, Inc.(a)	—
23	Oil-Dri Corp. of America	1
4	Orchids Paper Products Co.	—
12	WD-40 Co.	1

		2

	Independent Power and Renewable Electricity Producers — 0.00%
18	Ormat Technologies, Inc.	1
36	Pattern Energy Group, Inc.	1
9	TerraForm Power, Inc., Class - A(a)	—
4	Vivint Solar, Inc.(a)	—

		2

	Industrial Conglomerates — 0.13%
1,648	Carlisle Cos., Inc.	152
31	Raven Industries, Inc.	1

		153

	Industrials — 0.32%
33,000	Volaris Aviation Holding Company, ADR(a)	368

	Insurance — 2.89%
937	Alleghany Corp.(a)	457
3,046	American Equity Investment Life Holding Co.	89
13,209	American Financial Group, Inc.	848
18	AmTrust Financial Services, Inc.	1
9,279	Argo Group International Holdings Ltd.	464
1,917	Aspen Insurance Holdings Ltd.	91
7	Atlas Financial Holdings, Inc.(a)	—
172	Crawford & Co.	1
11	eHealth, Inc.(a)	—
14	Employers Holdings, Inc.	—

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Insurance (continued)
5,465	Endurance Specialty Holdings Ltd.	$334
1,649	Everest Re Group Ltd.	287
10	Federated National Holding Co.	—
4,200	First American Financial Corp.	150
7,325	Genworth Financial, Inc., Class - A(a)	54
2,980	HCC Insurance Holdings, Inc.	169
6	HCI Group, Inc.	—
6	Heritage Insurance Holdings, Inc.(a)	—
3	Infinity Property & Casualty Corp.	—
139	Maiden Holdings Ltd.	2
190	MBIA, Inc.(a)	2
110	OneBeacon Insurance Group Ltd.	2
30	Phoenix Cos., Inc.(a)	1
1,081	Primerica, Inc.	55
3	State National Cos., Inc., Class - A	—
3,806	Symetra Financial Corp.	89
14	United Insurance Holdings Corp.	—
116	Universal Insurance Holdings, Inc.	3
5,046	W.R. Berkley Corp.	256

		3,355

	Internet & Catalog Retail — 0.11%
185	1-800-FLOWERS.COM, Inc., Class - A(a)	3
11	Blue Nile, Inc.(a)	—
15	Evine Live, Inc.(a)	—
27	HSN, Inc.	2
22	NutriSystem, Inc.	—
19	Orbitz Worldwide, Inc.(a)	—
10	Overstock.com, Inc.(a)	—
16	PetMed Express, Inc.	—
20	Shutterfly, Inc.(a)	1
10	Travelport Worldwide Ltd.	—
3,708	Wayfair, Inc., Class - A(a)	120

		126

	Internet Software & Services — 2.96%
3,660	Akamai Technologies, Inc.(a)	260
7	Amber Road, Inc.(a)	—
40	Angie’s List, Inc.(a)	—
40	AOL, Inc.(a)	2
2	Bankrate, Inc.(a)	—
15	Bazaarvoice, Inc.(a)	—
6,494	Benefitfocus, Inc.(a)	239
129	Blucora, Inc.(a)	2
12	Borderfree, Inc.(a)	—
4	Box, Inc., Class - A(a)	—
29,959	Brightcove, Inc.(a)	220
13	Carbonite, Inc.(a)	—
3	Care.com, Inc.(a)	—
16	ChannelAdvisor Corp.(a)	—
27	Cimpress NV(a)	2
4,509	comScore, Inc.(a)	231
25	Constant Contact, Inc.(a)	1
45	Cornerstone OnDemand, Inc.(a)	1
8	Coupons.com, Inc.(a)	—
13	Cvent, Inc.(a)	—
36	DealerTrack Holdings, Inc.(a)	1
5,031	Demandware, Inc.(a)	307
175	Dice Holdings, Inc.(a)	2
370	EarthLink Holdings Corp.	2
24	Endurance International Group Holdings, Inc.(a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Internet Software & Services (continued)
10,679	Envestnet, Inc.(a)	$600
6	Everyday Health, Inc.(a)	—
4	Five9, Inc.(a)	—
19,404	Gogo, Inc.^(a)	371
3,133	GrubHub, Inc.(a)	142
15	GTT Communications, Inc.(a)	—
6,538	Hortonworks, Inc.(a)	156
70	j2 Global, Inc.	5
42	LivePerson, Inc.(a)	—
19	LogMeln, Inc.(a)	1
28	Marchex, Inc.	—
19	Marin Software, Inc.(a)	—
21	Marketo, Inc.(a)	1
9,825	Monster Worldwide, Inc.(a)	62
52	NIC, Inc.	1
5	Opower, Inc.(a)	—
18	Perficient, Inc.(a)	—
6	Q2 Holdings, Inc.(a)	—
12,926	QuinStreet, Inc.(a)	77
33,200	RealNetworks, Inc.(a)	223
25	RetailMeNot, Inc.(a)	—
11	Rocket Fuel, Inc.(a)	—
22	SciQuest, Inc.(a)	—
12	Shutterstock, Inc.(a)	1
1,769	SPS Commerce, Inc.(a)	119
10	Stamps.com, Inc.(a)	1
15	Textura Corp.(a)	—
1	Travelzoo, Inc.(a)	—
2,205	TrueCar, Inc.(a)	39
4,061	Web.com Group, Inc.(a)	77
32	WebMD Health Corp.(a)	1
13	Wix.com Ltd.(a)	—
11,025	XO Group, Inc.(a)	195
29	Xoom Corp.(a)	—
967	Zillow Group, Inc., Class - A(a)	97

		3,439

	IT Services — 1.05%
4	Alliance Data Systems Corp.(a)	1
97	Blackhawk Network Holdings, Inc.(a)	3
63	Booz Allen Hamilton Holding Corp.	2
22	CACI International, Inc., Class - A(a)	2
36	Cardtronics, Inc.(a)	1
41	Cass Information Systems, Inc.	2
201	Computer Task Group, Inc.	1
84	Convergys Corp.	2
52	CoreLogic, Inc.(a)	2
77	CSG Systems International, Inc.	2
17	DST Systems, Inc.	2
29	EPAM Systems, Inc.(a)	2
41	Euronet Worldwide, Inc.(a)	2
53	EVERTEC, Inc.	1
11	Exlservice Holdings, Inc.(a)	—
10	Forrester Research, Inc.	—
250	Global Cash Access Holdings, Inc.(a)	2
1,404	Global Payments, Inc.	130
30	Heartland Payment Systems, Inc.	1
3	Higher One Holdings, Inc.(a)	—
80	iGATE Corp.(a)	3
30	Information Services Group, Inc.	—
9,964	Jack Henry & Associates, Inc.	697
40	Leidos Holdings, Inc.	2

Shares	Security Description	Value (000)
	Common Stocks (continued)

	IT Services (continued)
54	Lionbridge Technologies, Inc.(a)	$—
3,131	Luxoft Holding, Inc.(a)	163
53	ManTech International Corp., Class - A	2
55	MAXIMUS, Inc.	4
200	MoneyGram International, Inc.(a)	2
109	NeuStar, Inc., Class - A^(a)	3
68	Science Applications International Corp.	3
78	Sykes Enterprises, Inc.(a)	2
26	Syntel, Inc.(a)	1
80	TeleTech Holdings, Inc.	2
196	The Hackett Group, Inc.	2
87	Unisys Corp.(a)	2
3,010	VeriFone Systems, Inc.(a)	106
21	Virtusa Corp.(a)	1
644	WEX, Inc.(a)	69

		1,222

	Leisure Products — 0.01%
56	Arctic Cat, Inc.	2
38	Brunswick Corp.	2
1	Escalade, Inc.	—
66	Johnson Outdoors, Inc., Class - A	2
6	Malibu Boats, Inc., Class - A(a)	—
14	Marine Products Corp.	—
18	Nautilus, Inc.(a)	—
45	Smith & Wesson Holding Corp.(a)	1
67	Sturm, Ruger & Co., Inc.	4
26	Vista Outdoor, Inc.(a)	1

		12

	Life & Health Insurance — 0.05%
800	StanCorp Financial Group, Inc.	55

	Life Sciences Tools & Services — 0.99%
18	Accelerate Diagnostics, Inc.(a)	—
264	Affymetrix, Inc.(a)	3
142	Albany Molecular Research, Inc.(a)	2
15	Bio-Rad Laboratories, Inc., Class - A(a)	2
20	Bio-Techne Corp.	2
118	Bruker Biosciences Corp.(a)	2
118	Cambrex Corp.(a)	5
39	Charles River Laboratories International, Inc.(a)	3
47	ENZO Biochem, Inc.(a)	—
6,792	Fluidigm Corp.(a)	287
107	Furiex Pharmaceuticals, Inc.*(a)	—
2,550	Illumina, Inc.(a)	474
7	INC Research Holdings, Inc., Class - A(a)	—
159	Luminex Corp.(a)	3
6	NanoString Technologies, Inc.(a)	—
47	Pacific Boisciences of California, Inc.(a)	—
3,511	PAREXEL International Corp.(a)	243
14	PRA Health Sciences, Inc.(a)	—
4,777	QIAGEN NV(a)	121
109	Sequenom, Inc.(a)	—

		1,147

	Machinery — 3.17%
20	Accuride Corp.(a)	—
7,055	Actuant Corp., Class - A	167
40	AGCO Corp.	2
2	Albany International Corp., Class - A	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Machinery (continued)
22	Altra Holdings, Inc.	$1
42	American Railcar Industries	2
13	ARC Group Worldwide, Inc.(a)	—
39	Blount International, Inc.(a)	1
75	Briggs & Stratton Corp.	2
25	Chart Industries, Inc.(a)	1
14	CIRCOR International, Inc.	1
38	CLARCOR, Inc.	3
4,940	Columbus McKinnon Corp./NY	133
17	Commercial Vehicle Group, Inc.(a)	—
18	Douglas Dynamics, Inc.	—
2	Energy Recovery, Inc.(a)	—
18	ENPRO Industries, Inc.	1
148	Global Brass & Copper Holdings, Inc.	2
7	Graham Corp.	—
4,735	Harsco Corp.	82
51	Hillenbrand, Inc.	2
27	Hyster-Yale Materials Handling, Inc.	2
4,940	IDEX Corp.	375
11,040	ITT Corp.	441
24	John Bean Technologies Corp.	1
2	Kadant, Inc.	—
7,361	Lincoln Electric Holdings, Inc.	480
8	Lindsay Corp.	1
11	Lydall, Inc.(a)	—
12	Manitex International, Inc.(a)	—
18,212	Meritor, Inc.(a)	230
83	Miller Industries, Inc.	2
30	Mueller Industries, Inc.	1
8,900	Mueller Water Products, Inc., Class - A	88
14	Nn, Inc.	—
4	Omega Flex, Inc.	—
1,684	Pall Corp.	169
18	Proto Labs, Inc.(a)	1
19	RBC Bearings, Inc.	1
63	Rexnord Corp.(a)	2
4,875	Snap-on, Inc.	716
7	Standex International Corp.	1
19	Sun Hydraulics Corp.	1
15	Tennant Co.	1
4,760	Terex Corp.	127
8	The ExOne Co.^(a)	—
16	The Gorman-Rupp Co.	—
53	The Greenbrier Cos., Inc.^	3
35	The Timken Co.	1
3,657	TriMas Corp.(a)	113
5	Twin Disc, Inc.	—
18,565	Wabash National Corp.(a)	262
2,155	WABCO Holdings, Inc.(a)	265
2	Watts Water Technologies, Inc.	—
36	Woodward, Inc.	2
6	Xerium Technologies, Inc.(a)	—

		3,686

	Marine — 0.25%
1,361	Kirby Corp.(a)	103
11	Matson, Inc.	—
44,235	Navios Maritime Holdings, Inc.^	185

		288

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Media — 0.86%
40	AMC Entertainment Holdings, Inc., Class - A	$1
20	Carmike Cinemas, Inc.(a)	1
19	Cinedigm Corp., Class - A(a)	—
18	Crown Media Holdings, Inc., Class - A(a)	—
85	Cumulus Media, Inc., Class - A(a)	—
90	Entercom Communications Corp.(a)	1
51	Entravision Communications Corp., Class - A	—
7	Eros International PLC(a)	—
12,449	Global Eagle Entertainment, Inc.(a)	167
41	Gray Television, Inc.(a)	1
37,476	Harte-Hanks, Inc.	293
6,390	Imax Corp.(a)	215
100	Journal Communications, Inc., Class - A(a)	1
9,460	Lions Gate Entertainment Corp.	322
10	Loral Space & Communications, Inc.(a)	1
19	Martha Stewart Living Omnimedia, Inc.(a)	—
8	MDC Partners, Inc.	—
10	National CineMedia, Inc.	—
26	Nexstar Broadcasting Group, Inc., Class - A	1
20	Radio One, Inc., Class - D(a)	—
3	ReachLocal, Inc.(a)	—
7	Rentrak Corp.(a)	—
129	Salem Communications Corp., Class - A	1
26	Scholastic Corp.	1
55	Sinclair Broadcast Group, Inc.	2
40	Time, Inc.	1
85	Townsquare Media, Inc., Class - A(a)	1
28	World Wrestling Entertainment, Inc., Class - A	—

		1,010

	Metals & Mining — 0.92%
6,780	Agnico-Eagle Mines Ltd.	189
9,236	Allegheny Technologies, Inc.	277
86	Ampco-Pittsburgh Corp.	2
3,382	Carpenter Technology Corp.	131
25	Coeur d’Alene Mines Corp.(a)	—
100	Commercial Metals Co.	2
17,451	Globe Specialty Metals, Inc.	331
26	Gold Resource Corp.	—
4,339	Horsehead Holding Corp.(a)	55
25	Kaiser Aluminum Corp.	2
7	Materion Corp.	—
100	Olympic Steel, Inc.	1
4,900	Schnitzer Steel Industries, Inc., Class - A	78
91	Stillwater Mining Co.(a)	1
40	SunCoke Energy, Inc.	1
60	United States Steel Corp.	1
20	Walter Energy, Inc.^	—
42	Worthington Industries, Inc.	1

		1,072

	Multiline Retail — 0.00%
39	Big Lots, Inc.	2
21	Burlington Stores, Inc.(a)	1
11	Dillard’s, Inc., Class - A	2
28	Tuesday Morning Corp.(a)	—

		5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Multi-Utilities — 0.42%
80	Avista Corp.	$3
9,682	Black Hills Corp.	488

		491

	Oil, Gas & Consumable Fuels — 2.26%
85	Abraxas Petroleum Corp.(a)	—
23	Adams Resources & Energy, Inc.	2
4	Alon USA Energy, Inc.	—
13	Approach Resources, Inc.(a)	—
19,210	Bill Barrett Corp.(a)	159
32	Bonanza Creek Energy, Inc.(a)	1
5,712	Cabot Oil & Gas Corp.	169
23,000	Carrizo Oil & Gas, Inc.(a)	1,143
5	Clayton Williams Energy, Inc.(a)	—
31	Clean Energy Fuels Corp.(a)	—
2,330	CONSOL Energy, Inc.	65
9,200	Contango Oil & Gas Co.(a)	203
4,053	Continental Resources, Inc.(a)	177
63	Delek US Holdings, Inc.	3
160	Denbury Resources, Inc.	1
2,571	Diamondback Energy, Inc.(a)	198
17	Eclipse Resources Corp.(a)	—
1,092	Emerald Oil, Inc.(a)	1
136,440	Enbridge Energy Management LLC(a)(b)	—
14	Evolution Petroleum Corp.	—
60	EXCO Resources, Inc.	—
83	FX Energy, Inc.(a)	—
6	GasLog Ltd.	—
40	Gastar Exploration, Inc.(a)	—
50	Goodrich Petroleum Corp.^(a)	—
72	Green Plains Renewable Energy, Inc.	2
5,458	Interoil Corp.(a)	252
1	Isramco, Inc.(a)	—
117	Jones Energy, Inc., Class - A(a)	1
162	Magnum Hunter Resources Corp.(a)	—
33	Matador Resources Co.(a)	1
11	Panhandle Oil & Gas, Inc., Class - A	—
44	Parsley Energy, Inc., Class - A(a)	1
41	PBF Energy, Inc.	1
2	PDC Energy, Inc.(a)	—
72	PetroQuest Energy, Inc.(a)	—
4	REX American Resources Corp.(a)	—
31	Rex Energy Corp.(a)	—
13	Ring Energy, Inc.(a)	—
5	Rosetta Resources, Inc.(a)	—
5	RSP Permian, Inc.(a)	—
25	Sanchez Energy Corp.(a)	—
34	Semgroup Corp.	3
30	SM Energy Co.	2
54	Solazyme, Inc.(a)	—
8,454	Synergy Resources Corp.(a)	100
10	TransAtlantic Petroleum Ltd.(a)	—
24	Triangle Petroleum Corp.(a)	—
26	Vertex Energy, Inc.(a)	—
71	Western Refining, Inc.	4
11,722	WPX Energy, Inc.(a)	128

		2,617

	Paper & Forest Products — 0.50%
5,532	Boise Cascade Co.(a)	207
15	Clearwater Paper Corp.(a)	1
9	Deltic Timber Corp.	1

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Paper & Forest Products (continued)
40	Domtar Corp.	$2
69	KapStone Paper & Packaging Corp.	2
22,000	Louisiana-Pacific Corp.(a)	364
6	Neenah Paper, Inc.	—
72	P.H. Glatfelter Co.	2
37	Schweitzer-Mauduit International, Inc.	2
36	Wausau Paper Corp.	—

		581

	Personal Products — 0.00%
11	Medifast, Inc.(a)	—
20	Nature’s Sunshine Products, Inc.	—
30	Nutraceutical International Corp.(a)	1
2	Revlon, Inc., Class - A(a)	—
17	Synutra International, Inc.(a)	—
10	The Female Health Co.	—
5	USANA Health Sciences, Inc.(a)	1

		2

	Pharmaceuticals — 0.17%
16	AcelRx Pharmaceuticals, Inc.(a)	—
9	Aerie Pharmaceuticals, Inc.(a)	—
50	Akorn, Inc.(a)	2
18	Alimera Sciences, Inc.(a)	—
5	Amphastar Pharmaceuticals, Inc.(a)	—
38	Ampio Pharmaceuticals, Inc.(a)	—
5	ANI Pharmaceuticals, Inc.(a)	—
21	Aratana Therapeutics, Inc.(a)	—
34	BioDelivery Sciences International, Inc.(a)	—
61	Bio-Path Holdings, Inc.(a)	—
36	Catalent, Inc.(a)	1
24	Cempra Holdings LLC(a)	1
53	Corcept Therapeutics, Inc.(a)	—
46	DepoMed, Inc.(a)	1
8	Dermira, Inc.(a)	—
1	Egalet Corp.(a)	—
27	Endocyte, Inc.(a)	—
52	Horizon Pharma PLC(a)	1
29	IGI Laboratories, Inc.(a)	—
81	Impax Laboratories, Inc.(a)	4
1,242	Intersect ENT, Inc.(a)	33
16	Intra-Cellular Therapies, Inc.(a)	—
21	Lannett Co., Inc.(a)	1
58	Nektar Therapeutics(a)	1
28	Omeros Corp.(a)	1
200	Omthera Pharmaceutical, Inc.*(a)	—
29	Pacira Pharmaceuticals, Inc.(a)	3
20	Pain Therapeutics, Inc.(a)	—
28	Pernix Therapeutics Holdings, Inc.(a)	—
81	Phibro Animal Health Corp., Class - A	3
15,325	POZEN, Inc.(a)	119
105	Prestige Brands Holdings, Inc.(a)	6
17	Relypsa, Inc.(a)	1
17	Repros Therapeutics, Inc.(a)	—
7	Revance Therapeutics, Inc.(a)	—
92	Sagent Pharmaceuticals, Inc.(a)	2
299	SciClone Pharmaceuticals, Inc.(a)	3
174	Sucampo Pharmaceuticals, Inc., Class - A(a)	3
27	Supernus Pharmaceuticals, Inc.(a)	—
23	Tetraphase Pharmaceuticals, Inc.(a)	1
137	The Medicines Co.(a)	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Pharmaceuticals (continued)
97	TherapeuticsMD, Inc.(a)	$1
21	Theravance Biopharma, Inc.(a)	—
63	Theravance, Inc.	1
69	VIVUS, Inc.(a)	—
75	Zogenix, Inc.(a)	—
6	ZS Pharma, Inc.(a)	—

		193

	Professional Services — 0.57%
7	Barrett Business Services, Inc.	—
130	CBIZ, Inc.(a)	1
11	Exponent, Inc.	1
5	Franklin Covey Co.(a)	—
8	GP Strategies Corp.(a)	—
23	Hill International, Inc.(a)	—
1	Huron Consulting Group, Inc.(a)	—
19	Insperity, Inc.	1
78	Kelly Services, Inc., Class - A	1
19	Kforce, Inc.	—
22	Korn/Ferry International	1
15	Mistras Group, Inc.(a)	—
42	On Assignment, Inc.(a)	2
2	Paylocity Holding Corp.(a)	—
215,100	Pendrell Corp.(a)	280
6	RPX Corp.(a)	—
34	The Advisory Board Co.(a)	2
27	The Corporate Executive Board Co.	2
4	TriNet Group, Inc.(a)	—
32	TrueBlue, Inc.(a)	1
29	VSE Corp.	2
6,786	WageWorks, Inc.(a)	363

		657

	Real Estate Investment Trusts — 2.12%
132	AG Mortgage Investment Trust, Inc.	2
2	Alexander’s, Inc.	1
6,711	Alexandria Real Estate Equities, Inc.	659
6	American Assets Trust, Inc.	—
127	American Capital Mortgage Investment Corp.	2
480	Anworth Mortgage Asset Corp.	2
159	Apollo Residential Mortgage, Inc.	3
1,660	Ares Commercial Real Estate Corp.	18
694	Armour Residential REIT, Inc.	2
250	Ashford Hospitality Trust	2
3	Aviv REIT, Inc.	—
204	Capstead Mortgage Corp.	2
22	CareTrust REIT, Inc.	—
136	CBL & Associates Properties, Inc.	3
376	Cedar Realty Trust, Inc.	3
85	Coresite Realty Corp.	4
6,013	Corporate Office Properties Trust	177
100	CyrusOne, Inc.	3
277	CYS Investments, Inc.	2
3,859	DiamondRock Hospitality Co.	55
17	DuPont Fabros Technology, Inc.	1
303	Dynex Capital, Inc.	3
4,804	EastGroup Properties, Inc.	289
74	Empire State Realty Trust, Inc., Class - A	1
137	Hatteras Financial Corp.	2
164	Invesco Mortgage Capital	3
235	Lexington Realty Trust	2

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Real Estate Investment Trusts (continued)
5,741	Mid-America Apartment Communities, Inc.	$444
30	National Health Investors, Inc.	2
120	Pennsylvania Real Estate Investment Trust	3
4,908	Potlatch Corp.	197
45	PS Business Parks, Inc.	4
11	QTS Realty Trust, Inc., Class - L	—
346	Rait Financial Trust	2
30,980	Redwood Trust, Inc.	555
18	Ryman Hospitality Properties, Inc.	1
45	Sabra Healthcare REIT, Inc.	1
6	Saul Centers, Inc.	—
25	Sovran Self Storage, Inc.	2
168	Strategic Hotels & Resorts, Inc.(a)	2
39	Sun Communities, Inc.	3
10	Universal Health Realty Income Trust	1
16	Urstadt Biddle Properties, Inc., Class - A	—
176	Western Asset Mortgage Capital Corp.	3

		2,461

	Real Estate Management & Development — 0.11%
1	Altisource Asset Management Corp.(a)	—
12	Altisource Portfolio Solutions SA(a)	—
7,500	AV Homes, Inc.(a)	120
1	Consolidated-Tomoka Land Co.	—
6	Forestar Group, Inc.(a)	—
4	Kennedy-Wilson Holdings, Inc.	—
7	Marcus & Millichap, Inc.(a)	—
81	RE/MAX Holdings, Inc., Class - A	3
187	St. Joe Corp.(a)	3
1	Tejon Ranch Co.(a)	—

		126

	Road & Rail — 0.16%
7	AMERCO, Inc.	2
19	ArcBest Corp.	1
2	Celadon Group, Inc.	—
1,753	Con-way, Inc.	77
43	Heartland Express, Inc.	1
961	Kansas City Southern Industries	99
48	Knight Transportation, Inc.	2
8	Marten Transport Ltd.	—
4	Quality Distribution, Inc.(a)	—
8	Roadrunner Transportation Systems, Inc.(a)	—
20	Saia, Inc.(a)	1
71	Swift Transportation Co.(a)	2
3	Universal Truckload Services, Inc.	—
8	Werner Enterprises, Inc.	—
4	YRC Worldwide, Inc.(a)	—

		185

	Semiconductors & Semiconductor Equipment — 7.64%
30	Advanced Energy Industries, Inc.(a)	1
220	Alpha & Omega Semiconductor Ltd.(a)	2
3,895	Altera Corp.	167
23	Ambarella, Inc.(a)	2
343	Amkor Technology, Inc.(a)	3
68	Applied Micro Circuits Corp.(a)	—
17,800	Atmel Corp.	146
10,409	Brooks Automation, Inc.	121
16	Cabot Microelectronics Corp.(a)	1
3,755	Canadian Solar, Inc.(a)	125
9,513	Cavium, Inc.(a)	674

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment (continued)
120	Cirrus Logic, Inc.(a)	$4
89,047	Cypress Semiconductor Corp.	1,256
5,443	Diodes, Inc.(a)	155
208	Entegris, Inc.(a)	3
6	Exar Corp.(a)	—
13,341	Fairchild Semiconductor International, Inc.(a)	243
25	Inphi Corp.(a)	—
20,347	Integrated Device Technology, Inc.(a)	407
127	Integrated Silicon Solution, Inc.	2
148	IXYS Corp.	2
103	Lattice Semiconductor Corp.(a)	1
10	MA-COM Technology Solutions Holdings, Inc.(a)	—
18,555	Mattson Technology, Inc.(a)	73
6,576	Maxim Integrated Products, Inc.	229
26	MaxLinear, Inc.(a)	—
5,798	Mellanox Technologies Ltd.(a)	263
35	Micrel, Inc.	1
1,241	Microsemi Corp.(a)	44
8,432	Monolithic Power Systems, Inc.	444
12	Nanometrics, Inc.(a)	—
2	NVE Corp.	—
72	OmniVision Technologies, Inc.(a)	2
27,155	ON Semiconductor Corp.(a)	329
24	PDF Solutions, Inc.(a)	—
237	Photronics, Inc.(a)	2
42	PMC - Sierra, Inc.(a)	—
8,116	Power Integrations, Inc.	423
9,862	Qorvo, Inc.(a)	786
66,130	QuickLogic Corp.^(a)	128
92	Rambus, Inc.(a)	1
31,900	Rubicon Technology, Inc.(a)	126
2	Rudolph Technologies, Inc.(a)	—
3,454	Semtech Corp.(a)	92
11,900	Sigma Designs, Inc.(a)	96
1,932	Silicon Laboratories, Inc.(a)	98
10,130	Skyworks Solutions, Inc.	996
9,700	SunEdison, Inc.(a)	233
3,459	Synaptics, Inc.(a)	281
103	Teradyne, Inc.	2
9,115	Tessera Technologies, Inc.	367
14,005	Tower Semiconductor Ltd.(a)	238
230	Ultra Clean Holdings, Inc.(a)	2
17,019	Ultratech, Inc.(a)	295
40	Vitesse Semiconductor Corp.(a)	—
17	Xcerra Corp.(a)	—

		8,866

	Software — 5.45%
92	ACI Worldwide, Inc.(a)	2
4,063	Advent Software, Inc.	179
19	American Software, Inc., Class - A	—
5,344	Aspen Technology, Inc.(a)	206
29	AVG Technologies NV(a)	1
7	Barracuda Networks, Inc.(a)	—
37	Blackbaud, Inc.	2
29	Bottomline Technologies, Inc.(a)	1
23	BroadSoft, Inc.(a)	1
40	Callidus Software, Inc.(a)	1
38	CommVault Systems, Inc.(a)	2

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Software (continued)
19	Comverse, Inc.(a)	$—
23	Cyan, Inc.(a)	—
9,207	CyberArk Software Ltd.(a)	512
6	Digimarc Corp.	—
121	Ebix, Inc.	4
6,430	Electronic Arts, Inc.(a)	378
3,123	Ellie Mae, Inc.(a)	173
5	EnerNOC, Inc.(a)	—
91	EPIQ Systems, Inc.	2
27	ePlus, Inc.(a)	2
51	Fair Isaac Corp.	5
7,430	Fleetmatics Group Ltd.(a)	333
7,700	Fortinet, Inc.(a)	269
19	Gigamon, Inc.(a)	—
4	Globant SA(a)	—
76	Glu Mobile, Inc.(a)	—
15	Guidance Software, Inc.(a)	—
6,970	Guidewire Software, Inc.(a)	367
3	HubSpot, Inc.(a)	—
20	Imperva, Inc.(a)	1
38	Infoblox, Inc.(a)	1
13	Interactive Intelligence Group(a)	1
30	Jive Software, Inc.(a)	—
61	Kofax Ltd.(a)	1
8,112	Manhattan Associates, Inc.(a)	411
10	Mavenir Systems, Inc.(a)	—
73	Mentor Graphics Corp.	2
7	MicroStrategy, Inc.(a)	1
10	MobileIron, Inc.(a)	—
12	Model N, Inc.(a)	—
35	Monotype Imaging Holdings, Inc.	1
29	NetScout Systems, Inc.(a)	1
1,745	NetSuite, Inc.(a)	162
4,084	Nuance Communications, Inc.(a)	59
9	Park City Group, Inc.(a)	—
32	Pegasystems, Inc.	1
7,661	Proofpoint, Inc.(a)	453
18	PROS Holdings, Inc.(a)	—
12,501	PTC, Inc.(a)	452
5	QAD, Inc., Class - A	—
72	QLIK Technologies, Inc.(a)	2
10,564	Qualys, Inc.(a)	490
23	Rally Software Development Corp.(a)	—
41	RealPage, Inc.(a)	1
22,600	Rosetta Stone, Inc.(a)	172
20,283	Rovi Corp.(a)	369
26,140	SeaChange International, Inc.(a)	205
15,847	Silver Spring Networks, Inc.(a)	142
55	SS&C Technologies Holdings, Inc.	3
28	Synchronoss Technologies, Inc.(a)	1
61	Take-Two Interactive Software, Inc.(a)	2
10,829	Tangoe, Inc.(a)	149
466	Telecommunication Systems, Inc.(a)	2
12,200	Telenav, Inc.(a)	97
5	The Rubicon Project, Inc.(a)	—
1,704	The Ultimate Software Group, Inc.(a)	290
17,202	TiVo, Inc.(a)	183
27	Tyler Technologies, Inc.(a)	3
4	Varonis Systems, Inc.(a)	—
24	VASCO Data Security International, Inc.(a)	1
46	Verint Systems, Inc.(a)	3
39	VirnetX Holding Corp.(a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Software (continued)
8	Zendesk, Inc.(a)	$—
44	Zix Corp.(a)	—
77,000	Zynga, Inc.(a)	219

		6,321

	Specialty Retail — 1.82%
52	Abercrombie & Fitch Co., Class - A	1
1	America’s Car-Mart, Inc.(a)	—
39	Ann, Inc.(a)	2
22	Asbury Automotive Group, Inc.(a)	2
110	Ascena Retail Group, Inc.(a)	2
103	Big 5 Sporting Goods Corp.	1
18	Brown Shoe Co., Inc.	1
5	Build-A-Bear Workshop, Inc.(a)	—
6,548	Chico’s FAS, Inc.	116
25	Christopher & Banks Corp.(a)	—
24	Conn’s, Inc.(a)	1
60	Destination Maternity Corp.	1
11	Destination XL Group, Inc.(a)	—
4	Express, Inc.(a)	—
44	Five Below, Inc.(a)	2
34	Francesca’s Holdings Corp.(a)	1
40	GameStop Corp., Class - A^	2
1	Genesco, Inc.(a)	—
20	Group 1 Automotive, Inc.	2
55	Haverty Furniture Cos., Inc.	1
4	hhgregg, Inc.(a)	—
21	Hibbett Sports, Inc.(a)	1
6	Kirkland’s, Inc.(a)	—
18	Lithia Motors, Inc.	2
24	Lumber Liquidators Holdings, Inc.(a)	1
7,200	MarineMax, Inc.(a)	191
12	Mattress Firm Holding Corp.(a)	1
25	Monro Muffler Brake, Inc.	2
17	Murphy USA, Inc.(a)	1
27	New York & Co., Inc.(a)	—
31	Outerwall, Inc.	2
50	Pacific Sunwear of California, Inc.(a)	—
77	Pier 1 Imports, Inc.	1
4,406	Rent-A-Center, Inc.	121
4,847	Restoration Hardware Holdings, Inc.(a)	481
9,738	Select Comfort Corp.(a)	336
50	Shoe Carnival, Inc.	1
49	Sonic Automotive, Inc., Class - A	1
3	Sportsman’s Warehouse Holdings, Inc.(a)	—
97	Stein Mart, Inc.	1
23	The Buckle, Inc.	1
33	The Cato Corp.	1
17	The Container Store Group, Inc.(a)	—
10	The Finish Line, Inc., Class - A	—
31	The Men’s Wearhouse, Inc.	2
25	The Tile Shop Holdings, Inc.(a)	—
150	Tilly’s, Inc., Class - A(a)	2
9,711	Tractor Supply Co.	825
12	Vitamin Shoppe, Inc.(a)	—
1	Winmark Corp.	—
13	Zumiez, Inc.(a)	1

		2,110

	Technology Hardware, Storage & Peripherals — 0.51%
713	Cray, Inc.(a)	20
55	Dot Hill Systems Corp.(a)	—

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Technology Hardware, Storage & Peripherals (continued)
38	Electronics for Imaging, Inc.(a)	$2
45,700	Imation Corp.(a)	184
21	Immersion Corp.(a)	—
42	Lexmark International, Inc., Class - A	2
7	Nimble Storage, Inc.(a)	—
16,800	QLogic Corp.(a)	248
49	Quantum Corp.(a)	—
28	Silicon Graphics International Corp.(a)	—
4,112	Super Micro Computer, Inc.(a)	137
74	Violin Memory, Inc.(a)	—

		593

	Textiles, Apparel & Luxury Goods — 2.46%
14	Columbia Sportswear Co.	1
8	Crocs, Inc.(a)	—
79	Culp, Inc.	2
5,521	Deckers Outdoor Corp.(a)	402
7,950	G-III Apparel Group Ltd.(a)	897
13	Iconix Brand Group, Inc.(a)	—
66	Movado Group, Inc.	2
12	Oxford Industries, Inc.	1
52	Quiksilver, Inc.(a)	—
12	Sequential Brands Group, Inc.(a)	—
4,038	Skechers USA, Inc., Class - A(a)	290
47	Steven Madden Ltd.(a)	2
40	Tumi Holdings, Inc.(a)	1
8,994	Under Armour, Inc., Class - A(a)	726
3,066	Vera Bradley, Inc.(a)	50
8	Vince Holding Corp.(a)	—
14,618	Wolverine World Wide, Inc.	489

		2,863

	Thirfts & Mortgage Finance — 0.10%
2,124	LendingTree, Inc.(a)	119

	Thrifts & Mortgage Finance — 0.06%
12	Bofl Holding, Inc.(a)	1
35	Essent Group Ltd.(a)	1
60	Federal Agricultural Mortgage Corp., Class - C	2
40	First Defiance Financial Corp.	1
70	Home Loan Servicing Solutions Ltd.	1
79	HomeStreet, Inc.(a)	1
4	Kearny Financial Corp.(a)	—
17	Meridian Bancorp, Inc.(a)	—
40	Meta Financial Group, Inc.	2
113	MGIC Investment Corp.(a)	1
7	PennyMac Financial Services, Inc.(a)	—
32	Radian Group, Inc.	1
7	United Financial Bancorp, Inc.	—
92	Walker & Dunlop, Inc.(a)	2
718	WSFS Financial Corp.	54

		67

	Tobacco — 0.00%
38	Universal Corp.	2
38	Vector Group Ltd.	1

		3

	Trading Companies & Distributors — 1.13%
90	Aircastle Ltd.	2
7,554	Applied Industrial Technologies, Inc.	342

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Trading Companies & Distributors (continued)
3,925	Beacon Roofing Supply, Inc.(a)	$123
70	CAI International, Inc.(a)	2
10	DXP Enterprises, Inc.(a)	—
3,073	GATX Corp.	178
15	General Finance Corp.(a)	—
25	H&E Equipment Services, Inc.	1
130	Houston Wire & Cable Co.	1
11	Kaman Corp.	—
9,957	MRC Global, Inc.(a)	118
25	Rush Enterprises, Inc., Class - A(a)	1
11,011	Stock Building Supply Holdings, Inc.(a)	199
50	TAL International Group, Inc.	2
47	Textainer Group Holdings Ltd.	1
5	Titan Machinery, Inc.(a)	—
2,752	Watsco, Inc.	347

		1,317

	Transportation Infrastructure — 0.00%
5	Wesco Aircraft Holdings, Inc.(a)	—

	Water Utilities — 0.00%
2	American States Water Co.	—
1	SJW Corp.	—
7	The York Water Co.	—

		0

	Wireless Telecommunication Services — 0.20%
2	NTELOS Holding Corp.	—
23	RingCentral, Inc., Class - A(a)	—
1,940	SBA Communications Corp., Class - A(a)	227
17	Shenandoah Telecommunications Co.	1
88	Spok Holdings, Inc.	2

		230

	Total Common Stocks	100,394

	Contingent Rights — 0.00%

	Biotechnology — 0.00%
500	Clinical Data, Inc.*(a)(c)	—

	Machinery — 0.00%
1,000	Gerber Scientific, Inc.*(a)(b)(d)	—

	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc.*(a)(d)	—

	Total Contingent Rights	—

	Warrant — 0.00%

	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp.(a)	—

	Total Warrant	—

Shares or
Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 2.45%
$2,848	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	$2,848

	Total Time Deposit	2,848

	Mutual Funds — 11.29%
12,988,732	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	12,989
113,114	SSgA Prime Money Market Fund, 0.00% (e)	113
10,072	SSgA Treasury Money Market Fund, 0.00% (e)	10

	Total Mutual Funds	13,112

	Repurchase Agreement — 0.56%
$652	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $652,349 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $665,391)^^	652

	Total Repurchase Agreement	652

	Total Investments (cost $88,533) — 100.72%	117,006
	Liabilities in excess of other assets — (0.72)%	(842)

	Net Assets - 100.00%	$116,164

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $1,212 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on March 31, 2015.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization- Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	4.42%	13.98%	30.23%	31.67%	1.19%	4.93%	—	86.42%
Time Deposit	0.26%	—	0.38%	1.66%	—	0.15%	—	2.45%
Mutual Funds	—	0.10%	—	—	—	—	11.19%	11.29%
Repurchase Agreement	—	—	0.34%	0.22%	—	—	—	0.56%
Other Assets (Liabilities)	-0.04%	-0.09%	-0.42%	-0.26%	0.10%	0.01%	-0.02%	-0.72%

Total Net Assets	4.64%	13.99%	30.53%	33.29%	1.29%	5.09%	11.17%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks — 87.96%

	Aerospace & Defense — 1.56%
153	AAR Corp.	$5
4,700	Cubic Corp.	243
13,715	Curtiss-Wright Corp.	1,014
180	Ducommun, Inc.(a)	5
110	Engility Holdings, Inc.(a)	3
6,825	Esterline Technologies Corp.(a)	781
229	Exelis, Inc.	6
70	National Presto Industries, Inc.	4
8,960	Orbital ATK, Inc.	687
16,591	TASER International, Inc.(a)	400
70	Triumph Group, Inc.	4

		3,152

	Air Freight & Logistics — 0.43%
540	Air Transport Services Group, Inc.(a)	5
95	Atlas Air Worldwide Holdings, Inc.(a)	4
37,198	UTI Worldwide, Inc.(a)	458
8,845	XPO Logistics, Inc.(a)	402

		869

	Airlines — 2.23%
8,110	American Airlines Group, Inc.	428
50	Copa Holdings SA, Class - A	5
180	Hawaiian Holdings, Inc.(a)	4
49,435	JetBlue Airways Corp.(a)	952
340	Republic Airways Holdings, Inc.(a)	5
370	SkyWest, Inc.	5
46,457	United Continental Holdings, Inc.(a)	3,124

		4,523

	Auto Components — 1.67%
3,584	Autoliv, Inc.	422
200	Cooper Tire & Rubber Co.	9
12,100	Dana Holding Corp.	256
22,150	Fox Factory Holding Corp.(a)	340
13,760	Gentherm, Inc.(a)	695
14,100	Modine Manufacturing Co.(a)	190
330	Remy International, Inc.	7
21,898	Stoneridge, Inc.(a)	247
15,775	Tenneco, Inc.(a)	905
260	Tower International, Inc.(a)	7
2,840	TRW Automotive Holdings Corp.(a)	298

		3,376

	Banks — 4.84%
120	1st Source, Inc.	4
180	American National Bankshares, Inc.	4
15,250	Associated Banc-Corp.	284
120	Banco Latinoamericano de Comercio Exterior SA, Class - E	4
14,060	Bank of the Ozarks, Inc.	519
25,730	BankUnited, Inc.	842
8,500	Banner Corp.	390
17,407	BBCN Bancorp, Inc.	252
110	Camden National Corp.	4
230	CNB Financial Corp.	4
44,978	Columbia Banking System, Inc.	1,303
20,821	Cullen/Frost Bankers, Inc.	1,439
241	Fidelity Southern Corp.	4
170	Financial Institutions, Inc.	4
220	First Bancorp	4

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Banks (continued)
700	First Bancorp(a)	$4
260	First Community Bancshares, Inc.	5
120	First Financial Corp.	4
140	First Interstate BancSystem, Inc.	4
14,315	First Midwest BanCorp, Inc.	249
490	First Niagara Financial Group, Inc.	4
105	Great Southern Bancorp, Inc.	4
130	Hancock Holding Co.	4
160	Heartland Financial USA, Inc.	5
160	Horizon Bancorp	4
310	Independent Bank Corp.	4
170	International Bancshares Corp.	4
210	MainSource Financial Group, Inc.	4
230	MidSouth Bancorp, Inc.	3
23,550	National Penn Bancshares, Inc.	254
170	NBT Bancorp, Inc.	4
150	Northrim BanCorp, Inc.	4
240	OFG Bancorp	4
19,820	PacWest Bancorp	929
160	Peoples Bancorp, Inc.	4
13,892	Popular, Inc.(a)	478
28,637	Square 1 Financial, Inc., Class - A(a)	767
290	Susquehanna Bancshares, Inc.	4
9,160	SVB Financial Group(a)	1,164
10,275	Synovus Financial Corp.	288
15,402	TCF Financial Corp.	242
270	TowneBank	4
170	Trustmark Corp.	4
200	Univest Corp. of Pennsylvania	4
7,647	Webster Financial Corp.	283
120	WesBanco, Inc.	4
90	Wintrust Financial Corp.	4

		9,808

	Beverages — 0.00%
43	Coca-Cola Bottling Co. Consolidated	5

	Biotechnology — 3.26%
6,412	Acadia Pharmaceuticals, Inc.(a)	209
140	Acorda Therapeutics, Inc.(a)	5
1,593	BioMarin Pharmaceutical, Inc.(a)	199
7,636	Celladon Corp.(a)	145
7,680	Celldex Therapeutics, Inc.(a)	214
19,025	Cepheid, Inc.(a)	1,082
15,315	Dyax Corp.(a)	257
228	Emergent BioSolutions, Inc.(a)	7
48,173	Exact Sciences Corp.^(a)	1,060
13,920	Genomic Health, Inc.(a)	424
5,475	Isis Pharmaceuticals, Inc.(a)	349
9,390	Myriad Genetics, Inc.^(a)	332
13,760	OncoMed Pharmaceuticals, Inc.^(a)	355
4,885	Ophthotech Corp.(a)	227
800	PDL BioPharma, Inc.	6
4,609	PTC Therapeutics, Inc.(a)	280
1,076	Puma Biotechnology, Inc.(a)	254
9,090	Repligen Corp.(a)	276
11,322	Sangamo BioSciences, Inc.(a)	178
10,860	Seattle Genetics, Inc.(a)	384
5,885	Ultragenyx Pharmaceutical, Inc.(a)	365

		6,608

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Building Products — 2.06%
5,847	Armstrong World Industries, Inc.(a)	$336
17,625	CaesarStone Sdot Yam Ltd.	1,070
15,744	Gibraltar Industries, Inc.(a)	258
9,266	Griffon Corp.	162
7,920	Lennox International, Inc.	885
4,680	Masonite International Corp.(a)	315
7,100	Trex Co., Inc.(a)	387
13,843	Universal Forest Products, Inc.	768

		4,181

	Capital Markets — 1.54%
110	Arlington Asset Investment Corp.	3
3,994	Artisan Partners Asset Management, Inc.	182
240	Calamos Asset Management, Inc., Class - A	3
10,100	E*Trade Financial Corp.(a)	288
120	FBR & Co.(a)	3
40	GAMCO Investors, Inc., Class - A	3
16,202	Interactive Brokers Group, Inc., Class - A	551
5,190	LPL Financial Holdings, Inc.	228
210	Manning & Napier, Inc.	3
140	Oppenheimer Holdings, Inc., Class - A	3
7,098	Raymond James Financial, Inc.	403
23,266	Stifel Financial Corp.(a)	1,297
2,903	Waddell & Reed Financial, Inc., Class - A	144

		3,111

	Chemicals — 2.27%
109	A. Schulman, Inc.	5
4,972	Albemarle Corp.	263
100	Axiall Corp.	5
6,559	Cabot Corp.	295
108	Chase Corp.	5
5,146	FMC Corp.	295
330	FutureFuel Corp.	3
170	Koppers Holdings, Inc.	3
27,713	Kraton Performance Polymers, Inc.(a)	560
9,768	Methanex Corp.	523
2,403	NewMarket Corp.	1,148
176	Olin Corp.	6
11,020	PolyOne Corp.	412
11,910	Sensient Technologies Corp.	820
111	Stepan Co.	5
12,910	Tronox Ltd., Class - A	262

		4,610

	Commercial Services & Supplies — 1.11%
130	ABM Industries, Inc.	4
410	ACCO Brands Corp.(a)	3
5,079	ARC Document Solutions, Inc.(a)	47
9,934	Brady Corp.	281
60	Deluxe Corp.	4
300	Ennis, Inc.	4
3,325	Herman Miller, Inc.	92
8,550	KAR Auction Services, Inc.	325
430	Kimball International, Inc., Class - B	5
4,160	Matthews International Corp., Class - A	214
14,290	Mobile Mini, Inc.	610
180	Quad Graphics, Inc.	4
240	R.R. Donnelley & Sons Co.	5
3,850	Ritchie Bros. Auctioneers, Inc.	96
230	Steelcase, Inc., Class - A	4
10,025	Tetra Tech, Inc.	241

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Commercial Services & Supplies (continued)
160	The Brink’s Co.	$4
36	UniFirst Corp.	4
7,031	United Stationers, Inc.	288
120	West Corp.	4

		2,239

	Communications Equipment — 0.40%
3,904	ADTRAN, Inc.	73
160	BEL Fuse, Inc., Class - B	3
175	Black Box Corp.	4
60,030	ShoreTel, Inc.(a)	409
9,705	Sierra Wireless, Inc.^(a)	321
140	TESSCO Technologies, Inc.	3

		813

	Construction & Engineering — 0.56%
110	Chicago Bridge & Iron Co.	5
4,700	KBR, Inc.	68
28,155	MasTec, Inc.(a)	544
166	MYR Group, Inc.(a)	5
5,159	Primoris Services Corp.	89
10,145	Quanta Services, Inc.(a)	289
5,967	Tutor Perini Corp.(a)	139

		1,139

	Construction Materials — 0.65%
8,400	Eagle Materials, Inc.	701
18,251	Headwaters, Inc.(a)	335
1,950	Martin Marietta Materials, Inc.	273

		1,309

	Consumer Finance — 0.40%
130	Enova International, Inc.(a)	3
270	EZCORP, Inc., Class - A(a)	2
10,773	Green Dot Corp., Class - A(a)	172
70	Nelnet, Inc., Class - A	3
240	Nicholas Financial, Inc.(a)	3
11,395	PRA Group, Inc.(a)	619
170	Santander Consumer USA Holdings, Inc.	4
35	World Acceptance Corp.(a)	3

		809

	Containers & Packaging — 1.25%
13,751	AptarGroup, Inc.	873
39,675	Berry Plastics Group, Inc.(a)	1,436
90	Greif, Inc., Class - A	4
2,736	Packaging Corp. of America	214

		2,527

	Diversified Consumer Services — 0.15%
9,890	2U, Inc.(a)	253
150	Apollo Group, Inc., Class - A(a)	3
7,172	Career Education Corp.(a)	36
440	K12, Inc.(a)	7
115	Steiner Leisure Ltd.(a)	5

		304

	Diversified Financial Services — 0.40%
11,171	Leucadia National Corp.	249
17,000	On Deck Capital, Inc.^(a)	362
8,402	PHH Corp.(a)	203

		814

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Diversified Telecommunication Services — 0.56%
23,590	Cogent Communications Group, Inc.	$833
150	Hawaiian Telcom Holdco, Inc.(a)	4
210	IDT Corp.	4
30,838	Premiere Global Services, Inc.(a)	295

		1,136

	Electric Utilities — 0.77%
19,838	El Paso Electric Co.	766
20,203	ITC Holdings Corp.	756
237	PNM Resources, Inc.	7
181	Portland General Electric Co.	7
460	Spark Energy, Inc., Class - A	7
239	The Empire District Electric Co.	6
160	UIL Holdings Corp.	8
190	Unitil Corp.	7

		1,564

	Electrical Equipment — 1.01%
5,325	Acuity Brands, Inc.	895
1,500	Encore Wire Corp.	57
8,881	EnerSys	571
6,002	Enphase Energy, Inc.(a)	79
18,400	General Cable Corp.	317
1,086	Hubbell, Inc., Class - B	119
90	Preformed Line Products Co.	4
55	Regal-Beloit Corp.	4

		2,046

	Electronic Equipment, Instruments & Components — 4.17%
17,912	Belden, Inc.	1,677
170	Benchmark Electronics, Inc.(a)	4
15,150	Cognex Corp.(a)	751
14,472	Control4 Corp.(a)	173
100	Dolby Laboratories, Inc., Class - A	4
13,229	DTS, Inc.(a)	451
280	Electro Rent Corp.	3
260	Fabrinet(a)	5
42,495	Flextronics International Ltd.(a)	539
11,084	Insight Enterprises, Inc.(a)	316
7,187	InvenSense, Inc.(a)	109
7,233	IPG Photonics Corp.(a)	670
11,780	Itron, Inc.(a)	430
17,785	Jabil Circuit, Inc.	416
375	Kimball Electronics, Inc.(a)	5
5,883	Littelfuse, Inc.	585
170	PC Connection, Inc.	4
110	Plexus Corp.(a)	4
9,812	Rogers Corp.(a)	808
180	Sanmina Corp.(a)	4
60	SYNNEX Corp.	5
5,043	Tech Data Corp.(a)	291
31,116	Trimble Navigation Ltd.(a)	785
605	TTM Technologies, Inc.(a)	5
8,170	Universal Display Corp.(a)	382
300	Vishay Intertechnology, Inc.	4

		8,430

	Energy Equipment & Services — 1.65%
15,913	Atwood Oceanics, Inc.	447
404	Dawson Geophysical Co.(a)	2
80	Diamond Offshore Drilling, Inc.	2
4,001	Dril-Quip, Inc.(a)	274

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Energy Equipment & Services (continued)
140	GulfMark Offshore, Inc.	$2
30,020	Helix Energy Solutions Group, Inc.(a)	449
13,775	Key Energy Services, Inc.(a)	25
127,109	McDermott International, Inc.(a)	488
280	Nabors Industries Ltd.	4
60,855	Newpark Resources, Inc.(a)	554
1,080	Parker Drilling Co.(a)	4
80	PHI, Inc.(a)	2
45,854	Superior Energy Services, Inc.	1,024
250	Tesco Corp.	3
90	Unit Corp.(a)	3
1,172	US Silica Holdings, Inc.^	42
4,180	Vantage Drilling Co.(a)	1

		3,326

	Food & Staples Retailing — 1.09%
19,864	Casey’s General Stores, Inc.	1,790
11,630	Diplomat Pharmacy, Inc.(a)	402
250	Ingles Markets, Inc., Class - A	12
320	Village Super Market, Inc., Class - A	10

		2,214

	Food Products — 0.01%
90	Cal-Maine Foods, Inc.	4
123	Fresh Del Monte Produce, Inc.	5
85	John B Sanfilippo & Son, Inc.	4
400	Omega Protein Corp.(a)	5
40	Sanderson Farms, Inc.	3
1	Seaboard Corp.(a)	4

		25

	Gas Utilities — 0.61%
120	Southwest Gas Corp.	7
37,728	UGI Corp.	1,230

		1,237

	Health Care Equipment & Supplies — 6.10%
10,720	Abiomed, Inc.(a)	767
35,009	DexCom, Inc.(a)	2,183
2,930	Edwards Lifesciences Corp.(a)	417
210	Exactech, Inc.(a)	5
90	Greatbatch, Inc.(a)	5
120	Halyard Health, Inc.(a)	6
2,600	HeartWare International, Inc.(a)	228
35,394	Insulet Corp.(a)	1,180
11,066	LDR Holding Corp.(a)	405
11,532	Neogen Corp.(a)	539
7,848	Nevro Corp.(a)	376
8,277	Novadaq Technologies, Inc.(a)	134
3,905	STAAR Surgical Co.(a)	29
15,095	STERIS Corp.	1,061
34,797	Tandem Diabetes Care, Inc.(a)	439
6,417	The Cooper Cos., Inc.	1,203
18,105	The Spectranetics Corp.(a)	629
58,590	Unilife Corp.^(a)	235
29,810	West Pharmaceutical Services, Inc.	1,796
23,340	Zeltiq Aesthetics, Inc.(a)	720

		12,357

	Health Care Providers & Services — 2.74%
32,666	Acadia Healthcare Co., Inc.(a)	2,339
160	Almost Family, Inc.(a)	7

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Health Care Providers & Services (continued)
100	AmSurg Corp.(a)	$6
5,260	Catamaran Corp.(a)	313
47	Chemed Corp.	6
990	Five Star Quality Care, Inc.(a)	4
640	Genesis Healthcare, Inc.(a)	5
210	Hanger, Inc.(a)	5
125	HealthSouth Corp.	6
220	Kindred Healthcare, Inc.	5
160	LHC Group, Inc.(a)	5
21,442	LifePoint Hospitals, Inc.(a)	1,575
70	Magellan Health Services, Inc.(a)	5
7,340	MEDNAX, Inc.(a)	532
80	Molina Heathcare, Inc.(a)	5
71	National Healthcare Corp.	5
9,048	Owens & Minor, Inc.	306
330	Select Medical Holdings Corp.	5
2,640	Team Health Holdings, Inc.(a)	154
105	The Ensign Group, Inc.	5
190	Triple-S Management Corp., Class - A(a)	4
2,765	WellCare Health Plans, Inc.(a)	253

		5,550

	Health Care Technology — 0.95%
15,100	Allscripts Healthcare Solutions, Inc.(a)	181
21,108	Medidata Solutions, Inc.(a)	1,035
20,193	Omnicell, Inc.(a)	709

		1,925

	Hotels, Restaurants & Leisure — 2.62%
8,212	Buffalo Wild Wings, Inc.(a)	1,489
550	Caesars Acquisition Co., Class - A(a)	4
3,064	ClubCorp Holdings, Inc.	59
15,810	Diamond Resorts International, Inc.(a)	529
10,590	Fiesta Restaurant Group, Inc.(a)	646
90	Hyatt Hotels Corp., Class - A(a)	5
170	International Speedway Corp., Class - A	6
240	Interval Leisure Group, Inc.	6
20,610	La Quinta Holdings, Inc.(a)	488
90	Life Time Fitness, Inc.(a)	6
270	Marcus Corp.	6
310	Monarch Casino & Resort, Inc.(a)	6
7,675	Red Robin Gourmet Burgers, Inc.(a)	668
64,090	Ruby Tuesday, Inc.(a)	385
380	Ruth’s Hospitality Group, Inc.	6
320	SeaWorld Entertainment, Inc.	6
240	Speedway Motorsports, Inc.	5
13,335	Texas Roadhouse, Inc., Class - A	486
4,952	Vail Resorts, Inc.	512

		5,318

	Household Durables — 0.95%
150	CSS Industries, Inc.	5
140	Flexsteel Industries, Inc.	4
5,144	Harman International Industries, Inc.	688
13,947	Libbey, Inc.	557
290	Lifetime Brands, Inc.	4
9,465	Meritage Homes Corp.(a)	460
80	NACCO Industries, Inc., Class - A	4
4,085	The Ryland Group, Inc.	199

		1,921

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Household Products — 0.00%
60	Oil-Dri Corp. of America	$2

	Industrial Conglomerates — 0.12%
2,725	Carlisle Cos., Inc.	252

	Industrials — 0.30%
54,400	Volaris Aviation Holding Company, ADR(a)	606

	Insurance — 3.08%
2,222	Alleghany Corp.(a)	1,082
5,354	American Equity Investment Life Holding Co.	156
27,470	American Financial Group, Inc.	1,763
18,230	Argo Group International Holdings Ltd.	913
3,175	Aspen Insurance Holdings Ltd.	150
460	Crawford & Co.	4
10,365	Endurance Specialty Holdings Ltd.	634
2,724	Everest Re Group Ltd.	474
12,725	Genworth Financial, Inc., Class - A(a)	93
4,910	HCC Insurance Holdings, Inc.	278
323	Maiden Holdings Ltd.	5
500	MBIA, Inc.(a)	5
300	OneBeacon Insurance Group Ltd.	5
70	Phoenix Cos., Inc.(a)	3
1,890	Primerica, Inc.	96
6,660	Symetra Financial Corp.	156
230	Universal Insurance Holdings, Inc.	6
8,221	W.R. Berkley Corp.	415

		6,238

	Internet & Catalog Retail — 0.12%
490	1-800-FLOWERS.COM, Inc., Class - A(a)	6
7,597	Wayfair, Inc., Class - A^(a)	244

		250

	Internet Software & Services — 2.85%
6,040	Akamai Technologies, Inc.(a)	429
100	AOL, Inc.(a)	4
13,312	Benefitfocus, Inc.^(a)	490
330	Blucora, Inc.(a)	5
51,212	Brightcove, Inc.(a)	375
9,195	comScore, Inc.(a)	471
10,277	Demandware, Inc.(a)	626
400	Dice Holdings, Inc.(a)	4
1,050	EarthLink Holdings Corp.	5
21,840	Envestnet, Inc.(a)	1,224
33,408	Gogo, Inc.^(a)	636
6,410	GrubHub, Inc.(a)	291
13,413	Hortonworks, Inc.^(a)	320
75	j2 Global, Inc.	5
17,075	Monster Worldwide, Inc.(a)	108
22,287	QuinStreet, Inc.(a)	133
3,600	SPS Commerce, Inc.(a)	242
4,509	TrueCar, Inc.^(a)	80
6,540	Web.com Group, Inc.(a)	124
1,987	Zillow Group, Inc., Class - A(a)	199

		5,771

	IT Services — 1.18%
8	Alliance Data Systems Corp.(a)	2
110	Blackhawk Network Holdings, Inc.(a)	4
160	Booz Allen Hamilton Holding Corp.	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	IT Services (continued)
49	CACI International, Inc., Class - A(a)	$4
93	Cass Information Systems, Inc.	5
520	Computer Task Group, Inc.	4
192	Convergys Corp.	4
141	CoreLogic, Inc.(a)	5
172	CSG Systems International, Inc.	5
50	DST Systems, Inc.	6
600	Global Cash Access Holdings, Inc.(a)	5
2,303	Global Payments, Inc.	210
120	iGATE Corp.(a)	5
20,816	Jack Henry & Associates, Inc.	1,454
110	Leidos Holdings, Inc.	5
6,415	Luxoft Holding, Inc.(a)	332
143	ManTech International Corp., Class - A	5
530	MoneyGram International, Inc.(a)	5
160	NeuStar, Inc., Class - A(a)	4
90	Science Applications International Corp.	5
190	Sykes Enterprises, Inc.(a)	5
180	TeleTech Holdings, Inc.	5
540	The Hackett Group, Inc.	5
160	Unisys Corp.(a)	4
4,970	VeriFone Systems, Inc.(a)	173
1,255	WEX, Inc.(a)	135

		2,401

	Leisure Products — 0.01%
140	Arctic Cat, Inc.	5
170	Johnson Outdoors, Inc., Class - A	6
130	Sturm, Ruger & Co., Inc.	6
72	Vista Outdoor, Inc.(a)	3

		20

	Life & Health Insurance — 0.05%
1,350	StanCorp Financial Group, Inc.	93

	Life Sciences Tools & Services — 1.02%
670	Affymetrix, Inc.(a)	8
380	Albany Molecular Research, Inc.(a)	7
48	Bio-Rad Laboratories, Inc., Class - A(a)	6
60	Bio-Techne Corp.	6
320	Bruker Biosciences Corp.(a)	6
250	Cambrex Corp.(a)	10
100	Charles River Laboratories International, Inc.(a)	8
12,140	Fluidigm Corp.(a)	511
4,202	Illumina, Inc.(a)	781
330	Luminex Corp.(a)	5
7,573	PAREXEL International Corp.(a)	522
7,873	QIAGEN NV(a)	199

		2,069

	Machinery — 3.47%
12,235	Actuant Corp., Class - A	290
100	AGCO Corp.	5
90	American Railcar Industries	4
198	Briggs & Stratton Corp.	4
8,610	Columbus McKinnon Corp./NY	232
350	Global Brass & Copper Holdings, Inc.	5
8,050	Harsco Corp.	139
55	Hyster-Yale Materials Handling, Inc.	4
10,770	IDEX Corp.	817
22,350	ITT Corp.	892

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Machinery (continued)
13,912	Lincoln Electric Holdings, Inc.	$910
29,940	Meritor, Inc.(a)	378
221	Miller Industries, Inc.	5
15,225	Mueller Water Products, Inc., Class - A	150
2,905	Pall Corp.	292
10,833	Snap-on, Inc.	1,594
8,310	Terex Corp.	221
90	The Greenbrier Cos., Inc.^	5
100	The Timken Co.	4
6,150	TriMas Corp.(a)	189
31,993	Wabash National Corp.(a)	451
3,555	WABCO Holdings, Inc.(a)	437

		7,028

	Marine — 0.28%
2,253	Kirby Corp.(a)	169
96,335	Navios Maritime Holdings, Inc.^	403

		572

	Media — 0.81%
110	AMC Entertainment Holdings, Inc., Class - A	4
240	Entercom Communications Corp.(a)	3
21,420	Global Eagle Entertainment, Inc.(a)	285
59,018	Harte-Hanks, Inc.	461
10,530	Imax Corp.(a)	355
260	Journal Communications, Inc., Class - A(a)	4
15,570	Lions Gate Entertainment Corp.	528
350	Salem Communications Corp., Class - A	2
77	Scholastic Corp.	3
110	Time, Inc.	2
220	Townsquare Media, Inc., Class - A(a)	3

		1,650

	Metals & Mining — 0.95%
11,620	Agnico-Eagle Mines Ltd.	325
15,934	Allegheny Technologies, Inc.	478
220	Ampco-Pittsburgh Corp.	4
7,516	Carpenter Technology Corp.	292
260	Commercial Metals Co.	4
29,996	Globe Specialty Metals, Inc.	567
7,481	Horsehead Holding Corp.(a)	95
60	Kaiser Aluminum Corp.	5
251	Olympic Steel, Inc.	3
8,740	Schnitzer Steel Industries, Inc., Class - A	139
150	United States Steel Corp.	4

		1,916

	Multiline Retail — 0.00%
85	Big Lots, Inc.	4
37	Dillard’s, Inc., Class - A	5

		9

	Multi-Utilities — 0.44%
196	Avista Corp.	7
17,628	Black Hills Corp.	889

		896

	Oil, Gas & Consumable Fuels — 2.00%
70	Adams Resources & Energy, Inc.	5
38,144	Bill Barrett Corp.(a)	317
9,452	Cabot Oil & Gas Corp.	279
35,360	Carrizo Oil & Gas, Inc.(a)	1,756

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)
3,850	CONSOL Energy, Inc.	$107
6,977	Continental Resources, Inc.(a)	305
100	Delek US Holdings, Inc.	4
440	Denbury Resources, Inc.	3
5,200	Diamondback Energy, Inc.(a)	400
1,888	Emerald Oil, Inc.(a)	1
120	Green Plains Renewable Energy, Inc.	3
9,419	Interoil Corp.(a)	435
280	Jones Energy, Inc., Class - A(a)	3
100	PBF Energy, Inc.	3
90	SM Energy Co.	5
17,210	Synergy Resources Corp.(a)	204
80	Western Refining, Inc.	4
20,263	WPX Energy, Inc.(a)	221

		4,055

	Paper & Forest Products — 0.47%
9,000	Boise Cascade Co.(a)	337
100	Domtar Corp.	5
36,300	Louisiana-Pacific Corp.(a)	598
170	P.H. Glatfelter Co.	5
100	Schweitzer-Mauduit International, Inc.	5

		950

	Personal Products — 0.00%
130	Nature’s Sunshine Products, Inc.	2
90	Nutraceutical International Corp.(a)	1

		3

	Pharmaceuticals — 0.05%
187	Impax Laboratories, Inc.(a)	9
2,050	Intersect ENT, Inc.(a)	52
190	Phibro Animal Health Corp., Class - A	7
180	Prestige Brands Holdings, Inc.(a)	8
210	Sagent Pharmaceuticals, Inc.(a)	5
720	SciClone Pharmaceuticals, Inc.(a)	6
430	Sucampo Pharmaceuticals, Inc., Class - A(a)	7
232	The Medicines Co.(a)	7

		101

	Professional Services — 0.38%
440	CBIZ, Inc.(a)	4
230	Kelly Services, Inc., Class - A	4
70	VSE Corp.	6
14,144	WageWorks, Inc.(a)	754

		768

	Real Estate Investment Trusts — 2.48%
348	AG Mortgage Investment Trust, Inc.	7
13,717	Alexandria Real Estate Equities, Inc.	1,344
350	American Capital Mortgage Investment Corp.	6
1,290	Anworth Mortgage Asset Corp.	7
430	Apollo Residential Mortgage, Inc.	7
2,767	Ares Commercial Real Estate Corp.	31
1,850	Armour Residential REIT, Inc.	6
670	Ashford Hospitality Trust	6
532	Capstead Mortgage Corp.	6
350	CBL & Associates Properties, Inc.	7
990	Cedar Realty Trust, Inc.	7
177	Coresite Realty Corp.	9

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Real Estate Investment Trusts (continued)
13,356	Corporate Office Properties Trust	$392
260	CyrusOne, Inc.	8
740	CYS Investments, Inc.	7
6,724	DiamondRock Hospitality Co.	95
810	Dynex Capital, Inc.	7
10,291	EastGroup Properties, Inc.	619
360	Hatteras Financial Corp.	7
433	Invesco Mortgage Capital	7
620	Lexington Realty Trust	6
11,733	Mid-America Apartment Communities, Inc.	907
282	Pennsylvania Real Estate Investment Trust	7
9,986	Potlatch Corp.	400
90	PS Business Parks, Inc.	7
920	Rait Financial Trust	6
61,795	Redwood Trust, Inc.	1,103
454	Western Asset Mortgage Capital Corp.	7

		5,028

	Real Estate Management & Development — 0.01%
200	RE/MAX Holdings, Inc., Class - A	7
380	St. Joe Corp.(a)	7

		14

	Road & Rail — 0.15%
15	AMERCO, Inc.	5
3,057	Con-way, Inc.	135
1,668	Kansas City Southern Industries	170

		310

	Semiconductors & Semiconductor Equipment — 7.69%
570	Alpha & Omega Semiconductor Ltd.(a)	5
6,344	Altera Corp.	272
810	Amkor Technology, Inc.(a)	7
29,370	Atmel Corp.	242
7,709	Canadian Solar, Inc.(a)	257
19,435	Cavium, Inc.(a)	1,376
270	Cirrus Logic, Inc.(a)	9
173,353	Cypress Semiconductor Corp.	2,447
9,511	Diodes, Inc.(a)	272
389	Entegris, Inc.(a)	5
22,076	Fairchild Semiconductor International, Inc.(a)	401
37,576	Integrated Device Technology, Inc.(a)	752
293	Integrated Silicon Solution, Inc.	5
390	IXYS Corp.	5
31,936	Mattson Technology, Inc.(a)	126
10,832	Maxim Integrated Products, Inc.	377
11,892	Mellanox Technologies Ltd.(a)	539
2,054	Microsemi Corp.(a)	73
14,460	Monolithic Power Systems, Inc.	761
190	OmniVision Technologies, Inc.(a)	5
46,480	ON Semiconductor Corp.(a)	563
620	Photronics, Inc.(a)	5
16,460	Power Integrations, Inc.	857
16,776	Qorvo, Inc.(a)	1,337
113,836	QuickLogic Corp.(a)	220
5,700	Semtech Corp.(a)	152
3,133	Silicon Laboratories, Inc.(a)	159
19,252	Skyworks Solutions, Inc.	1,892
15,980	SunEdison, Inc.(a)	384
5,730	Synaptics, Inc.(a)	466
261	Teradyne, Inc.	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment (continued)
15,040	Tessera Technologies, Inc.	$606
28,735	Tower Semiconductor Ltd.^(a)	488
590	Ultra Clean Holdings, Inc.(a)	4
29,374	Ultratech, Inc.(a)	509

		15,583

	Software — 5.45%
6,630	Advent Software, Inc.	292
11,286	Aspen Technology, Inc.(a)	434
18,897	CyberArk Software Ltd.^(a)	1,050
250	Ebix, Inc.	8
10,590	Electronic Arts, Inc.(a)	623
5,100	Ellie Mae, Inc.(a)	282
280	EPIQ Systems, Inc.	5
60	ePlus, Inc.(a)	5
60	Fair Isaac Corp.	5
12,300	Fleetmatics Group Ltd.(a)	552
12,600	Fortinet, Inc.(a)	440
14,618	Guidewire Software, Inc.(a)	769
15,100	Manhattan Associates, Inc.(a)	764
191	Mentor Graphics Corp.	5
3,578	NetSuite, Inc.(a)	332
7,028	Nuance Communications, Inc.(a)	101
13,785	Proofpoint, Inc.(a)	816
25,378	PTC, Inc.(a)	918
21,649	Qualys, Inc.(a)	1,007
34,936	Rovi Corp.(a)	636
27,939	SeaChange International, Inc.(a)	219
27,304	Silver Spring Networks, Inc.(a)	244
150	Take-Two Interactive Software, Inc.(a)	4
18,700	Tangoe, Inc.(a)	258
1,550	Telecommunication Systems, Inc.(a)	6
3,452	The Ultimate Software Group, Inc.(a)	587
29,579	TiVo, Inc.(a)	314
127,000	Zynga, Inc.(a)	362

		11,038

	Specialty Retail — 1.88%
140	Abercrombie & Fitch Co., Class - A	3
320	Ascena Retail Group, Inc.(a)	5
280	Big 5 Sporting Goods Corp.	4
10,765	Chico’s FAS, Inc.	190
240	Destination Maternity Corp.	4
110	GameStop Corp., Class - A^	4
40	Group 1 Automotive, Inc.	3
170	Haverty Furniture Cos., Inc.	4
11,800	MarineMax, Inc.(a)	313
60	Murphy USA, Inc.(a)	4
50	Outerwall, Inc.	3
7,687	Rent-A-Center, Inc.	211
9,897	Restoration Hardware Holdings, Inc.(a)	983
16,686	Select Comfort Corp.(a)	575
150	Shoe Carnival, Inc.	4
140	Sonic Automotive, Inc., Class - A	3
250	Stein Mart, Inc.	3
90	The Cato Corp.	4
410	Tilly’s, Inc., Class - A(a)	6
17,508	Tractor Supply Co.	1,490

		3,816

	Technology Hardware, Storage & Peripherals — 0.36%
1,396	Cray, Inc.(a)	39

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Technology Hardware, Storage & Peripherals (continued)
101	Lexmark International, Inc., Class - A	$4
27,600	QLogic Corp.(a)	408
8,381	Super Micro Computer, Inc.(a)	278

		729

	Textiles, Apparel & Luxury Goods — 2.85%
220	Culp, Inc.	6
10,219	Deckers Outdoor Corp.(a)	745
16,424	G-III Apparel Group Ltd.(a)	1,850
170	Movado Group, Inc.	5
8,235	Skechers USA, Inc., Class - A(a)	592
18,213	Under Armour, Inc., Class - A(a)	1,471
5,243	Vera Bradley, Inc.(a)	85
30,238	Wolverine World Wide, Inc.	1,011

		5,765

	Thirfts & Mortgage Finance — 0.12%
4,351	LendingTree, Inc.(a)	244

	Thrifts & Mortgage Finance — 0.06%
140	Federal Agricultural Mortgage Corp., Class - C	4
120	First Defiance Financial Corp.	4
190	Home Loan Servicing Solutions Ltd.	3
250	HomeStreet, Inc.(a)	5
110	Meta Financial Group, Inc.	4
234	Walker & Dunlop, Inc.(a)	4
1,270	WSFS Financial Corp.	96

		120

	Tobacco — 0.00%
90	Universal Corp.	4

	Trading Companies & Distributors — 1.13%
194	Aircastle Ltd.	4
13,245	Applied Industrial Technologies, Inc.	600
6,740	Beacon Roofing Supply, Inc.(a)	211
200	CAI International, Inc.(a)	5
6,472	GATX Corp.	375
340	Houston Wire & Cable Co.	3
16,520	MRC Global, Inc.(a)	196
18,100	Stock Building Supply Holdings, Inc.(a)	327
97	TAL International Group, Inc.	4
130	Textainer Group Holdings Ltd.	4
4,502	Watsco, Inc.	566

		2,295

	Wireless Telecommunication Services — 0.19%
3,180	SBA Communications Corp., Class - A(a)	372
250	Spok Holdings, Inc.	5

		377

	Total Common Stocks	178,219

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.*(a)(b)(c)	—

	Machinery — 0.00%
1,400	Gerber Scientific, Inc.*(a)(c)(d)(e)	—

	Total Contingent Rights	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 2.97%
$6,011	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	$6,011

	Total Time Deposit	6,011

	Mutual Funds — 9.23%
18,431,350	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	18,431
235,436	SSgA Prime Money Market Fund, 0.00% (e)	235
32,634	SSgA Treasury Money Market Fund, 0.00% (e)	33

	Total Mutual Funds	18,699

	Repurchase Agreement — 1.51%
$3,056	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $3,055,958 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $3,117,055)^^	3,056

	Total Repurchase Agreement	3,056

	Total Investments (cost $152,525) — 101.67%	205,985
	Liabilities in excess of other assets — (1.67)%	(3,376)

	Net Assets - 100.00%	$202,609

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $5,335 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on March 31, 2015.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	16.45%	29.11%	36.66%	0.82%	4.92%	—	87.96%
Time Deposit	—	1.12%	1.71%	—	0.14%	—	2.97%
Mutual Funds	0.12%	—	—	0.02%	—	9.09%	9.23%
Repurchase Agreement	0.82%	0.36%	0.32%	0.01%	—	—	1.51%
Other Assets (Liabilities)	-0.92%	-0.42%	-0.32%	-0.01%	—	—	-1.67%

Total Net Assets	16.47%	30.17%	38.37%	0.84%	5.06%	9.09%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.42%

	Food & Staples Retailing — 1.72%
24,721	CVS Caremark Corp.	$2,551

	Health Care Providers & Services — 0.54%
10,707	HCA Holdings, Inc.(a)	805

	Hotels, Restaurants & Leisure — 3.91%
96,770	Hilton Worldwide Holdings, Inc.(a)	2,866
32,357	Wyndham Worldwide Corp.	2,928

		5,794

	Household Durables — 1.34%
69,886	D.R. Horton, Inc.	1,990

	Real Estate Investment Trusts — 81.74%
37,471	Acadia Realty Trust	1,307
44,204	American Tower Corp.	4,162
60,777	AvalonBay Communities, Inc.	10,590
218,453	Big Yellow Group PLC	2,098
51,449	Boston Properties, Inc.	7,228
24,127	Chatham Lodging Trust	710
101,072	Douglas Emmett, Inc.	3,013
149,773	Duke Realty Corp.	3,261
58,640	Equity Lifestyle Properties, Inc.	3,222
81,764	Equity Residential	6,366
34,597	Essex Property Trust, Inc.	7,954
33,341	Extra Space Storage, Inc.	2,253
29,919	Federal Realty Investment Trust	4,404
297,507	General Growth Properties, Inc.	8,791
137,562	Health Care REIT, Inc.	10,642
110,265	Healthcare Trust of America, Inc., Class - A	3,072
25,355	Kilroy Realty Corp.	1,931
51,298	Kite Realty Group Trust	1,445
109,523	Paramount Group, Inc.	2,114
61,105	Pebblebrook Hotel Trust	2,846
108,122	Physicians Realty Trust	1,904
39,267	Public Storage	7,741
131,937	Retail Properties of America, Inc., Class - A	2,115
49,183	Simon Property Group, Inc.	9,622
56,347	SL Green Realty Corp.	7,234
32,707	The Macerich Co.	2,758
18,858	Ventas, Inc.	1,377
30,717	Weyerhaeuser Co.	1,018

		121,178

	Real Estate Management & Development — 4.27%
197,033	Forest City Enterprises, Inc., Class - A(a)	5,028
49,929	Kennedy-Wilson Holdings, Inc.	1,305

		6,333

	Real Estate Services — 0.77%
6,677	Jones Lang LaSalle, Inc.	1,138

	Wireless Telecommunication Services — 0.13%
1,604	SBA Communications Corp., Class - A(a)	188

	Total Common Stocks	139,977

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 5.24%
16,503	DWS Government Cash Money Market Fund, 0.03% (b)	$17
7,749,296	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	7,749

	Total Mutual Funds	7,766

	Total Investments (cost $116,340) — 99.66%	147,743
	Other assets in excess of liabilities — 0.34%	505

	Net Assets - 100.00%	$148,248

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2015.

REIT—Real Estate Investment Trust

As of March 31, 2015, 100% of the Portfolio’s net assets were managed by Wellington Management Company LLP.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 63.72%

	Australia — 2.44%
234,732	Alumina Ltd. (Metals & Mining)	$287
109,016	Amcor Ltd. (Containers & Packaging)	1,166
4,753,007	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	3,674
292,883	BHP Billiton Ltd. (Metals & Mining)	6,920
74,658	Boral Ltd. (Construction Materials)	363
12,835	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	342
2,178,564	Fortescue Metals Group Ltd. (Metals & Mining)^	3,251
40,636	Iluka Resources Ltd. (Metals & Mining)	263
152,761	Incitec Pivot Ltd. (Chemicals)	473
2,598,367	Medusa Mining Ltd. (Metals & Mining)(a)	1,880
69,716	Newcrest Mining Ltd. (Metals & Mining)(a)	710
34,239	Orica Ltd. (Chemicals)	522
99,952	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	861
39,974	Rio Tinto Ltd. (Metals & Mining)	1,742
754,246	Santos Ltd. (Oil, Gas & Consumable Fuels)	4,100
68,074	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,789
17,839	WorleyParsons Ltd. (Energy Equipment & Services)	130

		28,473

	Austria — 0.06%
13,704	OMV AG (Oil, Gas & Consumable Fuels)	377
10,418	Voestalpine AG (Metals & Mining)	381

		758

	Belgium — 0.76%
5,393	Solvay SA (Chemicals)	780
193,993	Umicore SA (Chemicals)	8,109

		8,889

	Bermuda — 0.09%
310,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	301
25,900	Nabors Industries Ltd. (Energy Equipment & Services)	354
142,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	89
36,385	Seadrill Ltd. (Energy Equipment & Services)^	342

		1,086

	Brazil — 0.23%
72,200	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	124
9,513	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	83
20,577	Duratex SA (Paper & Forest Products)	56
23,900	Fibria Celulose SA (Paper & Forest Products)(a)	340
269,412	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	810

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Brazil (continued)
33,003	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	$672
116,710	Vale SA (Metals & Mining)	657

		2,742

	Canada — 6.50%
2,500	Agnico-Eagle Mines Ltd. (Metals & Mining)	70
16,600	Agnico-Eagle Mines Ltd. (Metals & Mining)	461
12,987	Agrium, Inc. (Chemicals)^	1,354
209,863	Alamos Gold, Inc. (Metals & Mining)	1,230
12,500	AltaGas Ltd. (Oil, Gas & Consumable Fuels)^	417
1,400	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	24
27,700	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)^	476
163,979	Barrick Gold Corp., ADR (Metals & Mining)	1,797
104,929	Barrick Gold Corp. (Metals & Mining)	1,148
16,200	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)^	256
190,717	Cameco Corp. (Oil, Gas & Consumable Fuels)	2,657
36,300	Cameco Corp. (Oil, Gas & Consumable Fuels)^	506
197,069	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6,041
45,000	Canadian Oil Sands Ltd. (Oil, Gas & Consumable Fuels)	350
68,214	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,150
38,177	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)^	851
715,604	Eldorado Gold Corp. (Metals & Mining)	3,283
77,411	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,732
2,400	Encana Corp. (Oil, Gas & Consumable Fuels)	27
64,767	EnCana Corp. (Oil, Gas & Consumable Fuels)	723
16,800	Enerplus Corp. (Oil, Gas & Consumable Fuels)^	170
382,971	First Quantum Minerals Ltd. (Metals & Mining)	4,643
14,140	Franco-Nevada Corp. (Metals & Mining)	685
215,284	Goldcorp, Inc. (Metals & Mining)	3,901
73,053	Goldcorp, Inc. (Metals & Mining)	1,322
30,115	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)^	615
1,300	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	27
173,895	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	6,935
25,760	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,028
29,400	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	758

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Canada (continued)
7,700	Keyera Corp. (Oil, Gas & Consumable Fuels)	$512
110,021	Kinross Gold Corp. (Metals & Mining)(a)	244
15,300	Meg Energy Corp. (Oil, Gas & Consumable Fuels)(a)	247
76,800	Methanex Corp. (Chemicals)	4,112
854,463	New Gold, Inc. (Metals & Mining)(a)	2,897
40,750	New Gold, Inc. (Metals & Mining)(a)	137
34,198	Pacific Rubiales Energy Corp. (Oil, Gas & Consumable Fuels)^	82
5,000	Paramount Resources Ltd., Class A (Oil, Gas & Consumable Fuels)(a)	123
29,569	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)^	934
45,000	Penn West Petroleum Ltd. (Oil, Gas & Consumable Fuels)^	74
13,600	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	365
75,946	Potash Corp. of Saskatchewan, Inc. (Chemicals)	2,449
12,500	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	295
32,551	Silver Wheaton Corp. (Metals & Mining)	618
133,898	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,913
90,086	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)^	691
4,300	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	33
51,597	Teck Cominco Ltd., Class B (Metals & Mining)	708
15,751	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)(a)	477
195,300	TransCanada Corp. (Oil, Gas & Consumable Fuels)^	8,351
78,506	Turquoise Hill Resources Ltd. (Metals & Mining)(a)	245
235,148	Uranium Participation Corp. (Capital Markets)(a)	1,045
800	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	34
9,300	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	391
74,500	Yamana Gold, Inc. (Metals & Mining)^	267
9,300	Yamana Gold, Inc. (Metals & Mining)	33

		75,914

	Cayman Islands — 0.01%
171,000	China Resources Cement Holdings Ltd. (Construction Materials)	97

	Chile — 0.07%
3,704	Cap SA (Metals & Mining)	13
119,996	Empresas CMPC SA (Paper & Forest Products)	329
42,812	Empresas Copec SA (Oil, Gas & Consumable Fuels)	498

		840

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	China — 0.80%
323,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	$160
117,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	443
125,000	BBMG Corp., H Shares (Construction Materials)	115
340,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	188
279,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	278
176,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	293
2,340,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,863
308,300	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	787
1,636,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,313
90,300	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	132
109,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	203
117,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	57
1,932,729	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,139
308,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	115
158,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	135
480,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	152

		9,373

	Colombia — 0.06%
41,270	Cementos Argos SA (Construction Materials)	135
469,600	Ecopetrol SA (Oil, Gas & Consumable Fuels)	357
28,932	Grupo Argos SA (Construction Materials)	186

		678

	Curaçao — 1.92%
268,197	Schlumberger Ltd. (Energy Equipment & Services)	22,378

	Denmark — 0.08%
21,653	Novozymes A/S, B Shares (Chemicals)	991

	Finland — 0.15%
12,288	Neste Oil Oyj (Oil, Gas & Consumable Fuels)^	322
50,683	Stora Enso Oyj, R Shares (Paper & Forest Products)	523
48,252	UPM-Kymmene Oyj (Paper & Forest Products)	940

		1,785

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	France — 1.50%
31,481	Air Liquide SA (Chemicals)	$4,054
6,164	Arkema SA (Chemicals)	489
3,341	Imerys SA (Construction Materials)	246
16,850	Lafarge SA (Construction Materials)	1,093
70,081	Technip SA (Energy Equipment & Services)	4,247
149,530	Total SA (Oil, Gas & Consumable Fuels)	7,439

		17,568

	Germany — 1.63%
62,255	Aurubis AG (Metals & Mining)	3,532
83,753	BASF SE (Chemicals)	8,333
12,757	HeidelbergCement AG (Construction Materials)	1,012
15,833	K+S AG - Registered (Chemicals)	518
8,463	Lanxess AG (Chemicals)	452
16,982	Linde AG (Chemicals)	3,462
11,224	Symrise AG (Chemicals)	710
40,914	ThyssenKrupp AG (Metals & Mining)	1,075

		19,094

	Greece — 0.01%
4,828	Titan Cement Co. SA (Construction Materials)	111

	Hong Kong — 0.39%
167,500	Fosun International Ltd. (Metals & Mining)	325
12,892,000	Minmetals Resources Ltd. (Metals & Mining)	4,240

		4,565

	Hungary — 0.01%
3,452	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	150

	India — 0.17%
59,516	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels)(b)	1,571
22,860	Sesa Sterlite Ltd., ADR (Metals & Mining)	284
19,038	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	97

		1,952

	Indonesia — 0.06%
1,254,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	91
39,300	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	51
142,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	240
284,100	PT Semen Gresik (Persero) Tbk (Construction Materials)	296
74,100	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	61

		739

	Ireland — 0.08%
36,868	CRH PLC (Construction Materials)	960

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Israel — 0.04%
411	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	$106
42,773	Israel Chemicals Ltd. (Chemicals)	304
318	The Israel Corp. Ltd. (Chemicals)	111

		521

	Italy — 0.91%
596,670	Eni SpA (Oil, Gas & Consumable Fuels)	10,347
25,668	Saipem SpA (Energy Equipment &
	Services)^(a)	262

		10,609

	Japan — 1.90%
15,000	Air Water, Inc. (Chemicals)	269
114,000	Asahi Kasei Corp. (Chemicals)	1,092
26,000	Daicel Corp. (Chemicals)	311
8,800	Hitachi Chemical Co. Ltd. (Chemicals)	189
21,000	Hitachi Metals Ltd. (Metals & Mining)	323
7,500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	131
79,400	INPEX Corp. (Oil, Gas & Consumable Fuels)	878
44,500	JFE Holdings, Inc. (Metals & Mining)	985
17,100	JSR Corp. (Chemicals)	297
204,044	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	786
23,000	Kaneka Corp. (Chemicals)	162
20,000	Kansai Paint Co. Ltd. (Chemicals)	364
285,000	Kobe Steel Ltd. (Metals & Mining)	528
198,600	Komatsu Ltd. (Machinery)	3,913
31,900	Kuraray Co. Ltd. (Chemicals)	433
4,100	Maruichi Steel Tube Ltd. (Metals & Mining)	97
123,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	720
33,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	163
106,000	Mitsubishi Materials Corp. (Metals & Mining)	357
68,000	Mitsui Chemicals, Inc. (Chemicals)	219
14,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	514
698,082	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,761
14,200	Nitto Denko Corp. (Chemicals)	951
77,000	Oji Paper Co. Ltd. (Paper & Forest Products)	316
37,615	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,461
15,800	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	145
136,000	Sumitomo Chemical Co. Ltd. (Chemicals)	701
48,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	704
112,000	Taiheiyo Cement Corp. (Construction Materials)	343
15,000	Taiyo Nippon Sanso Corp. (Chemicals)	205
90,000	Teijin Ltd. (Chemicals)	306
27,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	233
133,000	Toray Industries, Inc. (Chemicals)	1,117

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Japan (continued)
13,700	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	$201
3,400	Yamato Kogyo Co. Ltd. (Metals & Mining)	82

		22,257

	Jersey — 0.43%
969,671	Glencore International PLC (Metals & Mining)	4,111
24,817	Petrofac Ltd. (Energy Equipment & Services)	351
8,025	Randgold Resources Ltd. (Metals & Mining)	559

		5,021

	Luxembourg — 0.14%
90,559	ArcelorMittal (Metals & Mining)	854
27,288	Subsea 7 SA (Energy Equipment & Services)	235
43,098	Tenaris SA (Energy Equipment & Services)	605

		1,694

	Malaysia — 0.07%
167,350	Bumi Armada Berhad (Energy Equipment & Services)	47
36,000	Lafarge Malayan Cement Berhad (Construction Materials)	96
259,900	Petronas Chemicals Group Berhad (Chemicals)	396
21,100	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	114
348,900	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	222

		875

	Mexico — 0.22%
1,098,884	Cemex SAB de CV (Construction Materials)(a)	1,042
345,034	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,017
13,454	Industrias Penoles SAB de CV (Metals & Mining)	233
91,832	Mexichem SAB de CV (Chemicals)	240
55,600	Minera Frisco SAB de CV, Class - A1 (Metals & Mining)(a)	60

		2,592

	Mongolia — 0.32%
103,497,800	Mongolian Mining Corp. (Metals & Mining)(a)	3,738

	Netherlands — 1.01%
21,827	Akzo Nobel NV (Chemicals)	1,652
4,089	Core Laboratories NV (Energy Equipment & Services)	427
15,643	Koninklijke DSM NV (Chemicals)	874
6,538	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	361
96,152	LyondellBasell Industries NV, Class - A (Chemicals)	8,443

		11,757

Shares	Security Description	Value (000)
	Common Stocks (continued)

	New Zealand — 0.04%
65,110	Fletcher Building Ltd. (Construction Materials)	$410

	Norway — 1.26%
1,039,445	Norsk Hydro ASA (Metals & Mining)	5,472
476,014	Statoil ASA (Oil, Gas & Consumable Fuels)	8,442
16,296	Yara International ASA (Chemicals)	830

		14,744

	Peru — 0.01%
15,800	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	160

	Poland — 0.11%
5,293	Grupa Azoty SA (Chemicals)	113
6,354	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	45
12,978	KGHM Polska Miedz SA (Metals & Mining)	411
30,284	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	475
147,351	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	214
50,853	Synthos SA (Chemicals)	59

		1,317

	Portugal — 0.13%
138,840	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	1,502

	Qatar — 0.01%
4,860	Gulf International Services QSC (Energy Equipment & Services)	128

	Russia — 0.70%
495,577	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels)	2,337
10,348	Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	49
43,341	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	2,008
49,027	Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR (Metals & Mining)	870
8,326	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	624
90,910	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	391
13,148	Severstal, Registered Shares, GDR (Metals & Mining)	148
148,366	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	907
9,400	Tatneft OAO, ADR (Oil, Gas & Consumable Fuels)	280
11,653	Tatneft OAO, Registered Shares, ADR (Oil, Gas & Consumable Fuels)	347
20,812	Uralkali, Registered Shares, GDR (Chemicals)	278

		8,239

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	South Africa — 0.30%
9,409	African Rainbow Minerals Ltd. (Metals & Mining)	$77
4,534	Anglo Platinum Ltd. (Metals & Mining)(a)	111
37,180	AngloGold Ashanti Ltd. (Metals & Mining)(a)	358
3,415	Assore Ltd. (Metals & Mining)	37
12,320	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	102
74,139	Gold Fields Ltd. (Metals & Mining)	314
51,617	Impala Platinum Holdings Ltd. (Metals & Mining)(a)	251
6,710	Kumba Iron Ore Ltd. (Metals & Mining)	86
49,690	Nampak Ltd. (Containers & Packaging)	167
38,232	PPC Ltd. (Construction Materials)	58
44,991	Sappi Ltd. (Paper & Forest Products)(a)	182
50,790	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,727

		3,470

	South Korea — 0.40%
4,286	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	166
10,797	Hanwha Chemical Corp. (Chemicals)	142
3,913	Hanwha Corp. (Chemicals)	128
1,496	Honam Petrochemical Corp. (Chemicals)	274
1,943	Hyosung Corp. (Chemicals)	152
6,478	Hyundai Steel Co. (Metals & Mining)	426
1,172	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	83
816	Korea Zinc Co. Ltd. (Metals & Mining)	312
4,211	LG Chem Ltd. (Chemicals)	859
1,457	OCI Co. Ltd. (Chemicals)^	136
5,888	POSCO (Metals & Mining)	1,298
5,526	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	475
4,364	S-Oil Corp. (Oil, Gas & Consumable Fuels)	253

		4,704

	Spain — 0.16%
14,263	Cemex Latam Holdings SA (Construction Materials)(a)	74
95,714	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,784

		1,858

	Sweden — 0.42%
233,180	Boliden AB (Metals & Mining)	4,643
20,941	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)(a)	287

		4,930

	Switzerland — 0.71%
782	EMS-Chemie Holding AG - Registered (Chemicals)	319
831	Givaudan SA - Registered (Chemicals)	1,507
20,601	Holcim Ltd. - Registered (Construction Materials)	1,541
196	Sika AG (Chemicals)	702
8,505	Syngenta AG, Registered Shares (Chemicals)	2,895

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Switzerland (continued)
33,137	Transocean Ltd. (Energy Equipment & Services)^	$480
70,300	Weatherford International PLC (Energy Equipment & Services)(a)	864

		8,308

	Taiwan — 0.39%
212,082	Asia Cement Corp. (Construction Materials)	267
1,069,376	China Steel Corp. (Metals & Mining)	889
294,000	Formosa Chemicals & Fibre Corp. (Chemicals)	675
112,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	245
375,160	Formosa Plastics Corp. (Chemicals)	910
431,010	Nan Ya Plastics Corp. (Chemicals)	958
314,000	Taiwan Cement Corp. (Construction Materials)	442
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	116
54,450	TSRC Corp. (Chemicals)	58

		4,560

	Thailand — 0.19%
62,500	Banpu Public Co. Ltd., Foreign Registered Shares (Oil, Gas & Consumable Fuels)	57
62,400	Energy Absolute Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	48
26,400	Indorama Ventures Public Co. Ltd. (Chemicals)	21
467,400	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	62
107,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	360
98,355	PTT Global Chemical Public Co. Ltd. (Chemicals)	158
85,800	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	852
48,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	78
9,200	The Siam Cement Public Co. Ltd. (Construction Materials)	145
27,800	The Siam Cement Public Co. Ltd. - Foreign Registered Shares (Construction Materials)	436

		2,217

	Turkey — 0.05%
137,143	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	213
37,285	Petkim Petrokimya Holding AS (Chemicals)	50
12,162	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	289

		552

	United Kingdom — 9.60%
36,476	AMEC PLC (Energy Equipment & Services)	490
127,979	Anglo American PLC (Metals & Mining)	1,921

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United Kingdom (continued)
36,595	Antofagasta PLC (Metals & Mining)	$398
1,234,319	BG Group PLC (Oil, Gas & Consumable Fuels)	15,177
967,758	BHP Billiton PLC (Metals & Mining)	21,150
1,851,092	BP PLC (Oil, Gas & Consumable Fuels)	11,990
12,481	Croda International PLC (Chemicals)	507
21,377	Ensco PLC, ADR (Energy Equipment & Services)	450
21,427	Fresnillo PLC (Metals & Mining)	217
18,566	Johnson Matthey PLC (Chemicals)	932
24,200	Noble Corp. PLC (Energy Equipment & Services)	346
65,001	Rexam PLC (Containers & Packaging)	558
484,453	Rio Tinto PLC (Metals & Mining)	19,918
877,837	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	26,145
222,573	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	6,929
673,286	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	2,828
302,692	Vedanta Resources PLC (Metals & Mining)	2,245

		112,201

	United States — 27.18%
19,536	Air Products & Chemicals, Inc. (Chemicals)	2,955
6,125	Airgas, Inc. (Chemicals)	650
7,378	Albemarle Corp. (Chemicals)	390
105,724	Alcoa, Inc. (Metals & Mining)	1,366
88,535	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,332
5,200	Antero Resources Corp. (Oil, Gas & Consumable Fuels)(a)	184
117,819	Apache Corp. (Oil, Gas & Consumable Fuels)	7,108
6,700	Ashland, Inc. (Chemicals)	853
8,700	Avery Dennison Corp. (Containers & Packaging)	460
39,825	Baker Hughes, Inc. (Energy Equipment & Services)	2,532
11,900	Ball Corp. (Containers & Packaging)	840
157,909	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,663
94,859	Cameron International Corp. (Energy Equipment & Services)(a)	4,280
89,208	Caterpillar, Inc. (Machinery)	7,139
14,100	Celanese Corp., Series A (Chemicals)	788
4,545	CF Industries Holdings, Inc. (Chemicals)	1,289
48,146	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)^	682
303,146	Chevron Corp. (Oil, Gas & Consumable Fuels)	31,824
28,345	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	3,262
256,720	Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	2,416
10,200	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	1,182
327,962	ConocoPhillips (Oil, Gas & Consumable Fuels)	20,419

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United States (continued)
21,000	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	$586
8,838	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	386
12,700	Crown Holdings, Inc. (Containers & Packaging)(a)	686
34,000	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	248
35,591	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,146
5,730	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	154
83,486	E.I. du Pont de Nemours & Co. (Chemicals)	5,967
13,456	Eastman Chemical Co. (Chemicals)	932
24,636	Ecolab, Inc. (Chemicals)	2,818
43,917	Energen Corp. (Oil, Gas & Consumable Fuels)	2,899
84,591	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,756
13,738	EQT Corp. (Oil, Gas & Consumable Fuels)	1,138
452,889	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	38,496
79,338	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	4,744
12,162	FMC Corp. (Chemicals)	696
21,300	FMC Technologies, Inc. (Energy Equipment & Services)(a)	788
95,317	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	1,806
252,589	Halliburton Co. (Energy Equipment & Services)	11,083
9,900	Helmerich & Payne, Inc. (Energy Equipment & Services)	674
76,313	Hess Corp. (Oil, Gas & Consumable Fuels)	5,179
17,172	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	692
7,400	International Flavors & Fragrances, Inc. (Chemicals)	869
37,200	International Paper Co. (Paper & Forest Products)	2,064
190,858	KBR, Inc. (Construction & Engineering)	2,764
383,834	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	16,144
182,577	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	4,767
25,983	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,660
5,228	Martin Marietta Materials, Inc. (Construction Materials)	731
15,300	MeadWestvaco Corp. (Containers & Packaging)	763
47,870	Monsanto Co. (Chemicals)	5,387
15,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	713
119,784	National Oilwell Varco, Inc. (Energy Equipment & Services)	5,988
45,075	Newmont Mining Corp. (Metals & Mining)	979

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United States (continued)
32,520	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	$1,590
158,215	Nucor Corp. (Metals & Mining)	7,520
71,110	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,191
9,958	Oceaneering International, Inc. (Energy Equipment & Services)	537
18,900	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	912
15,600	Owens-Illinois, Inc. (Containers & Packaging)(a)	364
188,429	Phillips 66 (Oil, Gas & Consumable Fuels)	14,811
29,310	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,792
12,618	PPG Industries, Inc. (Chemicals)	2,846
26,750	Praxair, Inc. (Chemicals)	3,230
16,300	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	340
15,329	Range Resources Corp. (Oil, Gas & Consumable Fuels)	798
13,000	Rock-Tenn Co., Class A (Containers & Packaging)	839
18,300	Sealed Air Corp. (Containers & Packaging)	834
10,700	Sigma-Aldrich Corp. (Chemicals)	1,479
15,660	Southern Copper Corp. (Metals & Mining)	457
32,069	Southwestern Energy Co. (Oil, Gas & Consumable Fuels)(a)	744
61,478	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	2,224
14,859	Superior Energy Services, Inc. (Energy Equipment & Services)	332
11,600	Tesoro Corp. (Oil, Gas & Consumable Fuels)	1,059
109,033	The Dow Chemical Co. (Chemicals)	5,231
123,017	The Mosaic Co. (Chemicals)	5,666
7,651	The Sherwin-Williams Co. (Chemicals)	2,177
64,978	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,287
161,683	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	10,286
11,900	Vulcan Materials Co. (Construction Materials)	1,003
4,500	Westlake Chemical Corp. (Chemicals)	324
83,338	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)(a)	2,575

		317,765

	Total Common Stocks	745,272

	Preferred Stocks — 0.46%

	Brazil — 0.39%
19,600	Bradespar SA - Preferred (Metals & Mining)	65
10,700	Braskem SA - Preferred, Class - A (Chemicals)	37
83,000	Gerdau SA - Preferred (Metals & Mining)	265

Shares	Security Description	Value (000)
	Preferred Stocks (continued)

	Brazil (continued)
140,400	Klabin SA - Preferred (Containers & Packaging)	$162
24,200	Metalurgica Gerdau SA - Preferred (Metals & Mining)	83
296,351	Petroleo Brasileiro SA - Preferred, ADR (Oil, Gas & Consumable Fuels)	1,805
378,375	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	1,162
33,900	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)	157
26,187	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)(a)	41
173,904	Vale SA - Preferred (Metals & Mining)	843

		4,620

	Chile — 0.01%
8,250	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	150

	Colombia — 0.01%
10,414	Grupo Argos SA - Preferred (Construction Materials)	68

	Germany — 0.02%
6,718	Fuchs Petrolub AG - Preferred (Chemicals)	269

	Russia — 0.02%
98	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)(d)	210

	South Korea — 0.01%
678	LG Chem Ltd. - Preferred (Chemicals)	93

	Total Preferred Stocks	5,410

Shares or Principal Amount(000)	Security Description	Value (000)
	Commercial Paper — 0.11%

	United Kingdom — 0.11%
1,300	Tesco Treasury Services PLC, 2.71%, 8/18/15 (b)(e)	1,286

	Total Commercial Paper	1,286

	Corporate Bonds — 1.42%
2,100	AT&T, Inc., 0.69%, 3/30/17(Diversified Telecommunication Services)(f)	2,097
2,100	Citigroup, Inc., 0.77%, 5/1/17(Banks)(f)	2,094
1,500	eBay, Inc., 1.35%, 7/15/17(Internet Software & Services)	1,498
3,000	Ford Motor Credit Co. LLC, 0.78%, 9/8/17(Consumer Finance)(f)	2,982
2,100	Goldman Sachs Group, Inc., 0.89%, 6/4/17(Capital Markets)(f)	2,100
2,100	International Lease Finance Corp., 5.75%, 5/15/16(Trading Companies & Distributors)	2,183
2,000	Oracle Corp., 0.76%, 10/8/19(Software)(f)	2,009

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares or Principal Amount(000)	Security Description	Value (000)
	Corporate Bonds (continued)
$181	Overseas Private Investment Corp., 4.73%, 3/15/22(Commercial Services & Supplies)	$201
250	SLM Corp., 6.25%, 1/25/16(Consumer Finance)	258
1,200	Verizon Communications, Inc., 1.80%, 9/15/16(Diversified Telecommunication Services)(f)	1,219

	Total Corporate Bonds	16,641

	Asset Backed Securities — 0.60%
340	ACA CLO Ltd., Series 2006-2A, Class A1, 0.51%, 1/20/21(b)(f)	340
607	Atrium CDO Corp., Series 5A, Class A1, 0.51%, 7/20/20(b)(f)	604
322	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.52%, 5/10/21(b)(f)	319
257	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.50%, 7/20/19(b)(f)	255
214	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.53%, 1/26/20(b)(f)	213
314	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.85%, 11/25/35(f)	312
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.89%, 3/25/35(f)	248
259	Gulf Stream Sextant CLO Ltd., Series 2006-1A, Class B, 0.66%, 8/21/20(b)(f)	258
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.66%, 3/20/36(f)	1,033
935	Lcm, Ltd. Partnership, Series 9A, Class A, 1.45%, 7/14/22(b)(f)	935
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.66%, 7/25/35(f)	382
200	Park Place Securities, Inc., Series 2005- WCW2, Class M1, 0.67%, 7/25/35(f)	198
803	Race Point CLO Ltd., Series 2006-3, Class A, 0.51%, 4/15/20(b)(f)	800
367	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.15%, 10/25/33(f)	354
400	Symphoney CLO, Ltd., Series 2012-10A, Class A, 1.77%, 7/23/23(b)(f)	400
400	Voya CLO, Ltd., Series 2012-2RA, Class AR ,10/15/22(c)(f)	400

	Total Asset Backed Securities	7,051

Shares or Principal Amount(000)	Security Description	Value (000)
	Collateralized Mortgage Obligations — 0.72%
$300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.62%, 1/25/36(f)	$273
57	BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.40%, 1/26/34(b)(f)	57
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.63%, 4/10/49(f)	424
1,331	Banc of America Funding Corp., Series 2012-R5, Class A, 0.43%, 10/3/39(b)(f)	1,313
522	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.87%, 9/25/34(f)	506
252	Countrywide Alternative Loan Trust, Series 2004-J7, Class 2A1, 0.95%, 9/25/34(f)	247
683	Freddie Mac, Series 2781, Class F1, 0.62%, 9/15/42(f)	686
2,648	Fannie Mae, Series 2013-M4, Class X1, 3.92%, 2/25/18(f)	231
493	Freddie Mac, Series 3096, Class FX, 0.62%, 5/15/32(f)	499
468	Fannie Mae, Series 2006-98, Class FA, 0.60%, 10/25/36(f)	471
158	Freddie Mac, Series 3179, Class FP, 0.55%, 7/15/36(f)	159
200	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2005- FF6, Class M2, 0.61%, 5/25/36(f)	180
20	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 2.97%, 6/25/34(f)	20
200	Long Beach Mortgage Loan Trust, Series 2005-2, Class M4, 1.10%, 4/25/35(f)	195
400	Structured Asset Securities Corp., Series 2005-NC1, Class M2, 0.66%, 2/25/35(f)	373
228	WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A3, 0.72%, 7/25/44(f)	212
333	WaMu Mortgage Pass- Through Certificates, Series 2004-AR14, Class A1, 2.39%, 1/25/35(f)	336
55	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.30%, 6/20/44(f)	59
374	Hercules (Eclipse 2006-4) PLC, Series 2006-4, Class A, 0.80%, 10/25/18(f)	548
1,491	Grecale SRL, Series 2011-1, Class A2, 0.55%, 1/27/61(f)	1,592

	Total Collateralized Mortgage Obligations	8,381

	Certificates of Deposit — 0.77%
2,700	Banco do Brasil NY, 1.21%, 6/29/15 (f)	2,700

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares or Principal Amount(000)	Security Description	Value (000)
	Certificates of Deposit (continued)
$2,100	China Construction Bank Corp., 1.70%, 4/16/15	$2,101
1,400	Intesa Sanpaolo SpA, 1.65%, 4/7/15	1,400
2,800	Itau Unibanco NY, 1.19%, 6/26/15 (f)	2,800

	Total Certificates of Deposit	9,001

	Global Bonds — 2.07%

	France — 0.36%
3,491	Government of France, 0.25%, 7/25/24(g)	4,167

	Italy — 0.32%
595	Buoni del Tesoro Poliennali, Series ICPI, 2.15%, 11/12/17(g)	673
592	Buoni Poliennali del Tes, 2.35%, 9/15/24(g)	778
400	Buoni Poliennali del Tesoro, Series ICPI, 5.50%, 11/1/22(g)	570
198	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.55%, 10/22/16(g)	222
1,289	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.25%, 4/22/17(g)	1,447

		3,690

	Mexico — 0.31%
34,243	Mexican Udibonos, 4.50%, 12/4/25(f)(g)	2,564
9,960	Mexican Udibonos, Series S, 4.00%, 11/15/40(f)(g)	716
1,789	Mexican Udibonos, Series S, 4.00%, 11/8/46(f)(g)	130
3,179	Mexican Unibonos, 4.00%, 11/8/46(f)(g)	231

		3,641

	New Zealand — 0.18%
2,600	New Zealand Index Linked Bond, 2.00%, 9/20/25(g)	2,053

	Spain — 0.73%
100	Bankia SA, 3.50%, 12/14/15(g)	110
100	Bankia SA, 0.25%, 1/25/16(f)(g)	107
3,500	Bonos y Obligaciones del Estado, 5.85%, 1/31/22(g)	5,004
1,300	Generalitat de Catalunya, 4.95%, 2/11/20(g)	1,598
1,400	Generalitat de Valencia, Series E, 4.90%, 3/17/20(g)	1,777

		8,596

	United Kingdom — 0.03%
190	LBG Capital No.2 PLC, Series 21, 15.00%, 12/21/19(g)	397

	United States — 0.14%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16(g)	1,571
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100(f)	113

		1,684

	Total Global Bonds	24,228

Shares or Principal Amount(000)	Security Description	Value (000)
	U.S. Government Agency Securities — 1.34%
$100	Federal Home Loan Bank, 0.09%, 5/19/15(e)	$100
300	Federal Home Loan Bank, 0.09%, 4/10/15(e)	300
200	Federal Home Loan Bank, 0.09%, 5/18/15(e)	200
2,800	Federal Home Loan Bank, 0.13%, 9/2/15	2,799
1,500	Federal Home Loan Bank, 0.04%, 4/8/15(e)	1,500
8,400	Freddie Mac, 0.10%, 5/6/15(e)	8,400
2,378	Freddie Mac, 0.42%, 9/18/15(h)	2,380

	Total U.S. Government Agency Securities	15,679

	U.S. Treasury Obligations — 3.62%
3,221	U.S. Treasury Bill, 0.04%, 4/16/15(e)	3,221
1,820	U.S. Treasury Bill, 0.03%, 4/30/15(e)	1,820
3,974	U.S. Treasury Bill, 0.06%, 5/14/15(e)	3,973
1,034	U.S. Treasury Bill, 0.07%, 5/21/15(e)	1,034
2,920	U.S. Treasury Bill, 0.07%, 5/28/15(e)	2,920
120	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	122
17,894	U.S. Treasury Inflation Index Note, 0.13%, 4/15/16	18,073
101	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	102
100	U.S. Treasury Inflation Index Note, 0.38%, 7/15/23	103
3,376	U.S. Treasury Inflation Index Note, 0.13%, 7/15/24	3,375
496	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	601
2,763	U.S. Treasury Inflation Index Note, 0.25%, 1/15/25	2,782
118	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26	140
114	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29	167
107	U.S. Treasury Inflation Index Bond, 2.13%, 2/15/41	144
724	U.S. Treasury Inflation Index Bond, 0.75%, 2/15/42	732
1,404	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	1,650
1,389	U.S. Treasury Inflation Index Bond, 0.75%, 2/15/45	1,413

	Total U.S.Treasury Obligations	42,372

	Yankee Dollars — 1.89%

	Australia — 0.24%
2,100	Westpac Banking Corp., 0.59%, 5/19/17(Banks)(f)	2,101
700	Westpac Banking Corp., Series E, 1.85%, 11/26/18 (Banks)(b)	707

		2,808

	Canada — 0.03%
400	Canadian Natural Resources Ltd., 0.65%, 3/30/16(Oil, Gas & Consumable Fuels)(f)	399

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares or Principal Amount(000)	Security Description	Value (000)
	Yankee Dollars (continued)

	Cayman Islands — 0.02%
$200	Petrobras International Finance Co., 5.38%, 1/27/21(Oil, Gas & Consumable Fuels)	$181

	France — 0.33%
2,800	BPCE SA, 0.90%, 6/17/17(Banks)(f)	2,804
1,000	Dexia Credit Local SA NY, 1.25%, 10/18/16(Diversified Financial Services)(b)	1,005

		3,809

	Italy — 0.06%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16(Banks)	710

	Korea, Republic Of — 0.03%
300	Export-Import Bank of Korea, 1.12%, 9/17/16(Diversified Financial Services)(f)	301

	Luxembourg — 0.19%
1,900	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100(Pharmaceuticals)	1,961
300	Rosneft Finance SA, Series 6, 7.88%, 3/13/18(Oil, Gas & Consumable Fuels)(b)	303

		2,264

	Netherlands — 0.44%
1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17(Real Estate Management & Development)(b)	1,441
800	Petrobras Global Finance, 2.63%, 3/17/17(Oil, Gas & Consumable Fuels)(f)	736
300	Petrobras Global Finance, 3.25%, 3/17/17(Oil, Gas & Consumable Fuels)	277
800	Petrobras Global Finance, 2.39%, 1/15/19(Oil, Gas & Consumable Fuels)(f)	693
2,000	Rabobank Nederland NY, 0.59%, 4/28/17(Banks)(f)	2,000

		5,147

	Norway — 0.09%
500	Kommunalbanken AS, 0.65%, 3/27/17(Capital Markets)(b)(f)	503
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(Thrifts & Mortgage Finance)(b)	408
100	Statoil ASA, 0.55%, 5/15/18 (Oil, Gas & Consumable Fuels)(f)	100

		1,011

	Russian Federation — 0.06%
300	Gazprom OAO, 9.25%, 4/23/19(Oil, Gas & Consumable Fuels)(b)	322

Shares or Principal Amount(000)	Security Description	Value (000)
	Yankee Dollars (continued)

	Russian Federation, continued
$400	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19(Banks)	$370

		692

	Slovenia — 0.11%
200	Republic of Slovenia - Registered Shares, 5.85%, 5/10/23(Sovereign)	237
900	Republic of Slovenia - Registered Shares, 5.25%, 2/18/24(Sovereign)	1,032

		1,269

	Switzerland — 0.06%
600	UBS AG Stamford Connecticut, 7.63%, 8/17/22(Capital Markets)	728

	United Kingdom — 0.22%
2,000	BP Capital Markets PLC, 0.68%, 11/7/16(Oil, Gas & Consumable Fuels)(f)	2,004
600	HBOS PLC, Series E, 0.97%, 9/30/16, Callable 3/30/15 @ 100(Banks)(f)	597

		2,601

	United States — 0.01%
2,100	Navient LLC, Series E, 8.78%, 9/15/16(Consumer Finance)	138

	Total Yankee Dollars	22,058

	Time Deposit — 1.86%
21,745	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	21,745

	Total Time Deposit	21,745

	Mutual Funds — 1.25%
4,100	ETFS Platinum Trust	454
14,194,000	SSgA Treasury Money Market Fund, 0.00%	14,194

	Total Mutual Funds	14,648

Contracts or Principal Amount(000)	Security Description	Value (000)
	Purchased Options — 0.0%
	Total Purchased Options	$1

	Repurchase Agreements — 21.01%
46,900	Bank of America Corp., 0.11%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $46,900,143 collateralized by U.S. Treasury Obligations, 0.63% - 4.75%, 10/15/16 - 2/15/41 fair value $47,838,137)	46,900
9,600	Bank of Nova Scotia, 0.25%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $9,600,067 collateralized by U.S. Treasury Note, 2.63%, 11/15/20 fair value $9,804,196)	9,600

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Contracts or Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$47,000	BNP Paribas, 0.10%, 4/1/15, (Purchased on 3/31/15, proceeds at maturity $47,000,131 collateralized by U.S. Treasury Note, 1.5% - 3.25%, 6/30/16 - 1/31/19 fair value $47,940,006)	$47,000
6,800	BNP Paribas, 0.30%, 4/1/15, (Purchased on 3/31/15, proceeds at maturity $6,800,057 collaterlaized by U.S. Treasury Note, 2.00%, 10/31/21 fair value $6,944,682)	6,800
46,900	Deutsche Bank Securities, Inc., 0.15%, 4/1/15, (Purchased on 3/31/15, proceeds at maturity $46,900,196 collateralized by U.S. Treasury Note, 2.38%, 8/15/24 fair value $47,838,125)	46,900
200	Deutsche Bank Securities, Inc., 0.20%, 4/1/15, (Purchased on 3/31/15, proceeds at maturity $200,001 collateralized by U.S. Treasury Bond, 3.38%, 5/15/44 fair value $205,523)	200
6,800	Goldman Sachs & Co., 0.34%, 4/1/15 (Purchased on 3/31/15, procceds at maturity $6,800,064 collateralized by Freddie Mac, 4.00%, 3/1/43 fair value $7,002,156)	6,800
12,913	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $12,913,419 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $13,171,596) ^^	12,913
6,800	JPMorgan Securities, 0.30%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $6,800,057 collaterlalized by U.S. Treasury Note, 0.38%, 6/15/15 fair value $6,940,951)	6,800
6,800	Merrill Lynch Pierce Fenner & Smith, Inc., 0.25%, 4/1/15 (Purcahsed on 3/31/15, proceeds at maturity $6,800,047 collateralized by U.S. Treasury Note, 2.13%, 9/30/21 fair value $6,940,951)	6,800
46,900	Morgan Stanley & Co. LLC, 0.10%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $46,900,130 collateralized by U.S. Treasury Obligations, 0.00% - 7.5%, 04/15/15 - 8/15/44 fair value $47,838,041)	46,900
8,100	RBS Securities, Inc., 0.20%, 4/1/15 (Purchased on 3/31/15, proceeds at matuirty $8,100,045 collateralized by U.S. Treasury Note, 1.38%, 11/30/15 fair value $8,265,735)	8,100

	Total Repurchase Agreements	245,713

	Total Investments (cost $1,212,281) — 100.84%	1,179,486

Contracts or Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
	Liabilities in excess of other assets — (0.84%)	(9,810)

	Net Assets - 100.00%	$1,169,676

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $20,574 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.
(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(e)	Rate disclosed represents effective yield at purchase.
(f)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2015.
(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MTN—Medium Term Note

NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Wellington Management Company, LLP	PIMCO	Mellon Capital Management Corp.	Total
Common Stocks	30.99%	—	32.73%	63.72%
Preferred Stocks	0.15%	—	0.31%	0.46%
Commercial Papers	—	0.11%	—	0.11%
Corporate Bonds	—	1.42%	—	1.42%
Asset Backed Securities	—	0.60%	—	0.60%
Collateralized Mortgage Obligations	—	0.72%	—	0.72%
Certificates of Deposit	—	0.77%	—	0.77%
Global Bonds	—	2.07%	—	2.07%
U.S. Government Agency Securities	—	1.34%	—	1.34%
U.S. Treasury Obligations	—	3.62%	—	3.62%
Yankee Dollars	—	1.89%	—	1.89%
Time Deposits	1.74%	0.12%	—	1.86%
Mutual Funds	0.04%	—	1.21%	1.25%
Repurchase Agreements	16.50%	3.86%	0.65%	21.01%
Other Assets (Liabilities)	-0.28%	-0.14%	-0.42%	-0.84%

Total Net Assets	49.14%	16.38%	34.48%	100.00%

See accompanying notes to portfolio of investments.

The following tables reflects the open derivative positions held by the Portfolio as of March 31, 2015.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(6)	10-Year U.S. Treasury Note Future	$(773)	6/19/15	$(5)
4	Brent Crude Future *	220	4/15/15	(8)
230	Brent Crude Future *	12,928	5/15/15	(1,774)
4	Brent Crude Future *	228	6/15/15	(2)
16	Brent Crude Future *	927	7/16/15	9
49	Brent Crude Future *	2,880	8/14/15	(104)
17	Brent Crude Future *	1,034	11/16/15	77
10	Brent Crude Future *	624	1/29/16	4
7	Brent Crude Future *	446	5/2/16	3
(13)	Brent Crude Future *	(844)	7/29/16	1
(8)	Brent Crude Future *	(528)	11/1/16	34
(3)	Brent Crude Future *	(203)	4/28/17	5
(39)	Brent Crude Future *	(2,689)	10/31/17	(68)
(3)	Brent Crude Future *	(210)	4/30/18	5
(8)	Brent Crude Future *	(569)	10/31/18	34
11	Coffee ‘C’ Future *	548	5/18/15	(132)
102	Corn Future *	1,919	5/14/15	(77)
126	Corn Future *	2,525	12/15/15	(51)
15	Corn Future *	308	3/14/16	(13)
82	Cotton No.2 Future *	2,587	5/6/15	68
(7)	Crude Oil Option Future *	(6)	4/10/15	3
(3)	Crude Oil Option Future *	(1)	4/10/15	2
(2)	Crude Oil Option Future *	(1)	4/10/15	1
(9)	Crude Oil Option Future *	(35)	11/10/15	(5)
(17)	Crude Oil Option Future *	(73)	11/10/15	3
(17)	Crude Oil Option Future *	(174)	10/26/17	30
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(119)	4/30/15	(3)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(119)	5/29/15	(3)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(120)	6/30/15	(4)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(120)	7/31/15	(5)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(121)	8/31/15	(5)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(122)	9/30/15	(6)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(122)	10/30/15	(6)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(122)	11/30/15	(6)
(1)	EIA Flat Tax On-Highway Diesel Swap Future *	(121)	12/31/15	(5)
160	Electrolytic Copper Future *	24,194	6/15/15	1,577
4	E-Mini S&P 500 Future	412	6/19/15	(5)
(4)	Euro-Bund Future	(683)	6/8/15	(5)
106	Gas Oil Future *	5,581	4/10/15	(465)
(12)	Gas Oil Future *	(630)	6/11/15	(10)
12	Gas Oil Future *	664	12/10/15	7
(1)	Gas Oil Future *	(57)	6/10/16	5
2	Gas Oil Future *	119	12/12/16	(9)
(1)	Gas Oil Future *	(61)	6/12/17	4
62	Gasoline RBOB Future *	4,609	4/30/15	(47)
(5)	Gasoline RBOB Future *	(320)	12/1/15	9
340	Gold 100 Oz Future *	40,229	6/26/15	722
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	69	4/30/15	1
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	70	5/29/15	2
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	71	6/30/15	3
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	71	7/31/15	4
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	72	8/31/15	5
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	73	9/30/15	5
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	74	10/30/15	6
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	73	11/30/15	6
1	Gulf Coast Ultra Low Sulfur Diesel CS Future *	73	12/31/15	5
66	Hard Red Winter Wheat Future *	1,860	7/15/15	(32)
7	Henry Hub Natural Gas Swap Future *	56	12/30/15	(17)
7	Henry Hub Natural Gas Swap Future *	56	1/28/16	(17)
7	Henry Hub Natural Gas Swap Future *	55	2/26/16	(18)
7	Henry Hub Natural Gas Swap Future *	52	3/30/16	(21)
7	Henry Hub Natural Gas Swap Future *	53	4/28/16	(21)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
7	Henry Hub Natural Gas Swap Future *	$53	5/27/16	$(20)
7	Henry Hub Natural Gas Swap Future *	54	6/29/16	(19)
7	Henry Hub Natural Gas Swap Future *	54	7/28/16	(19)
7	Henry Hub Natural Gas Swap Future *	54	8/30/16	(19)
7	Henry Hub Natural Gas Swap Future *	54	9/29/16	(19)
7	Henry Hub Natural Gas Swap Future *	56	10/28/16	(18)
7	Henry Hub Natural Gas Swap Future *	59	11/29/16	(14)
8	Henry Hub Natural Gas Swap Future *	70	12/29/16	(16)
8	Henry Hub Natural Gas Swap Future *	70	1/30/17	(16)
8	Henry Hub Natural Gas Swap Future *	69	2/27/17	(17)
8	Henry Hub Natural Gas Swap Future *	64	3/30/17	(22)
8	Henry Hub Natural Gas Swap Future *	64	4/27/17	(22)
8	Henry Hub Natural Gas Swap Future *	65	5/29/17	(21)
8	Henry Hub Natural Gas Swap Future *	66	6/29/17	(20)
8	Henry Hub Natural Gas Swap Future *	66	7/28/17	(20)
8	Henry Hub Natural Gas Swap Future *	66	8/30/17	(20)
8	Henry Hub Natural Gas Swap Future *	66	9/28/17	(20)
8	Henry Hub Natural Gas Swap Future *	68	10/30/17	(18)
8	Henry Hub Natural Gas Swap Future *	71	11/29/17	(15)
7	Henry Hub Natural Gas Swap Future *	64	12/28/17	(13)
7	Henry Hub Natural Gas Swap Future *	64	1/30/18	(14)
7	Henry Hub Natural Gas Swap Future *	63	2/27/18	(15)
7	Henry Hub Natural Gas Swap Future *	58	3/28/18	(20)
7	Henry Hub Natural Gas Swap Future *	58	4/27/18	(20)
7	Henry Hub Natural Gas Swap Future *	58	5/30/18	(20)
7	Henry Hub Natural Gas Swap Future *	59	6/28/18	(19)
7	Henry Hub Natural Gas Swap Future *	59	7/30/18	(19)
7	Henry Hub Natural Gas Swap Future *	59	8/30/18	(19)
7	Henry Hub Natural Gas Swap Future *	59	9/27/18	(19)
7	Henry Hub Natural Gas Swap Future *	61	10/30/18	(17)
7	Henry Hub Natural Gas Swap Future *	64	11/29/18	(14)
(49)	ICE WTI Crude Future *	(2,582)	8/19/15	76
35	ICE WTI Crude Future *	2,019	5/20/16	(99)
35	Live Cattle Future *	2,133	7/1/15	46
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	6	5/1/15	3
2	LLS (Argus) VS WTI Spread Calendar Swap Future *	9	6/1/15	4
2	LLS (Argus) VS WTI Spread Calendar Swap Future *	8	7/1/15	2
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	7/31/15	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	8/31/15	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	9/30/15	—
3	LLS (Argus) VS WTI Spread Calendar Swap Future *	8	10/30/15	1
3	LLS (Argus) VS WTI Spread Calendar Swap Future *	8	11/30/15	—
3	LLS (Argus) VS WTI Spread Calendar Swap Future *	8	12/31/15	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	1/29/16	1
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	2/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	3/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	4/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	5/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	3	6/30/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	2	7/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	2	8/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	2	9/30/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	2	10/31/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	2	11/30/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future *	2	12/30/16	—
110	LME Lead Future *	5,006	6/15/15	(67)
26	Mill Wheat Euro Future *	262	5/11/15	—
48	Mill Wheat Euro Future *	489	12/11/15	(7)
12	Mini MSCI Emerging Markets Index Future	583	6/19/15	(2)
57	Natural Gas Future *	1,505	4/29/15	(49)
12	Natural Gas Future *	330	6/29/15	(11)
(50)	Natural Gas Future *	(1,391)	7/30/15	69
13	Natural Gas Future *	366	9/29/15	(13)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
87	Natural Gas Future *	$2,774	12/30/15	$(94)
12	Natural Gas Future *	375	2/26/16	(29)
45	New York Harbor USLD Future *	3,228	4/30/15	(51)
(2)	New York Harbor USLD Future *	(144)	5/29/15	12
(2)	New York Harbor USLD Future *	(147)	8/3/15	46
(2)	New York Harbor USLD Future *	(149)	9/1/15	44
(2)	New York Harbor USLD Future *	(151)	10/1/15	42
7	New York Harbor USLD Future *	538	11/30/15	1
48	NYMEX Palladium Future *	3,529	6/26/15	(226)
94	NYMEX WTI Crude Future *	4,474	4/21/15	137
235	NYMEX WTI Crude Future *	11,595	5/20/15	(2,081)
(30)	NYMEX WTI Crude Future *	(1,581)	8/21/15	101
98	NYMEX WTI Crude Future *	5,377	11/23/15	(274)
12	NYMEX WTI Crude Future *	692	5/23/16	(37)
4	NYMEX WTI Crude Future *	235	8/22/16	(6)
7	NYMEX WTI Crude Future *	418	11/22/16	(5)
22	NYMEX WTI Crude Future *	1,368	11/21/17	(49)
(11)	NYMEX WTI Crude Future *	(698)	11/20/18	27
148	Platinum Future *	8,461	7/29/15	(24)
(90)	Primary Aluminum Future *	(4,021)	4/13/15	27
257	Primary Aluminum Future *	11,666	12/15/15	(1,124)
96	Primary Nickel Future *	7,133	6/15/15	(893)
2	RBOB Calendar Swap Future *	145	8/3/15	(29)
2	RBOB Calendar Swap Future *	143	9/1/15	(31)
2	RBOB Calendar Swap Future *	132	10/1/15	(42)
7	Red Spring Wheat Future *	202	5/14/15	—
3	Red Spring Wheat Future *	87	7/15/15	(10)
94	Silver Future *	7,801	5/27/15	96
(3)	Soybean Future *	(146)	5/15/15	12
(23)	Soybean Future *	(1,124)	7/15/15	90
9	Soybean Future *	430	11/16/15	(22)
14	Soybean Future *	674	3/14/16	8
(2)	Sugar #11 Future *	(27)	4/30/15	1
328	Sugar #11 Future *	4,430	6/30/15	(283)
(2)	Sugar #11 Future *	(28)	9/30/15	3
75	Wheat Future *	1,919	5/14/15	(17)
(43)	Wheat Future *	(1,105)	7/15/15	110
22	Wheat Future *	591	12/15/15	(28)
1	White Sugar Future *	18	4/15/15	(2)
7	White Sugar Future *	123	7/16/15	(5)
2	White Sugar Future *	35	9/15/15	(2)
130	Zinc Future *	6,768	6/15/15	(203)
47	Zinc Future *	2,457	9/14/15	82

	Net Unrealized Appreciation/(Depreciation)			(5,645)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.
*	All or a portion of these futures contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2J in the Notes to Portfolios of Investments for the basis of consolidation.

Currency Contracts

Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 03/31/15(000)	Unrealized Appreciation/ (Depreciation)(000)
	Currencies Purchased
164,444	Australian Dollar	Bank of New York	4/7/15	$125	$125	$—
10,929,488	Brazilian Real	JPMorgan Chase	4/2/15	3,698	3,425	(273)
10,929,488	Brazilian Real	JPMorgan Chase	5/5/15	3,371	3,393	22
41,000*	British Pound Sterling	Goldman Sachs	4/2/15	63	61	(2)
2,129,000	British Pound Sterling	Goldman Sachs	4/2/15	3,162	3,158	(4)

Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 03/31/15(000)	Unrealized Appreciation/ (Depreciation)(000)
1,383,000	British Pound Sterling	Credit Suisse	4/2/15	$2,058	$2,051	$(7)
142,000*	Canadian Dollar	Goldman Sachs	4/2/15	113	112	(1)
24,559,000	Euro	Credit Suisse	4/2/15	26,902	26,404	(498)
1,810,000	Euro	BNP Paribas	5/6/15	1,971	1,947	(24)
1,032,000	Euro	JPMorgan Chase	4/2/15	1,159	1,109	(50)
98,000	Euro	Barclays Bank	4/2/15	106	105	(1)
466,000*	Euro	Goldman Sachs	5/19/15	530	501	(29)
268,000*	Euro	Standard Chartered	5/19/15	288	288	—
149,691,804	Indian Rupee	JPMorgan Chase	4/13/15	2,356	2,386	30
75,440,409	Indian Rupee	Goldman Sachs	5/18/15	1,197	1,193	(4)
20,296,250	Indian Rupee	Credit Suisse	4/13/15	325	323	(2)
3,811,000	Indian Rupee	Goldman Sachs	6/26/15	60	60	—
234,400,000	Japanese Yen	Credit Suisse	4/2/15	1,960	1,955	(5)
11,527,000	Mexican Peso	JPMorgan Chase	5/5/15	741	754	13
33,485,000	Mexican Peso	JPMorgan Chase	5/5/15	2,283	2,190	(93)
2,673,000	New Zealand Dollar	BNP Paribas	4/2/15	2,045	1,998	(47)

	Total Currencies Purchased			$54,513	$53,538	$(975)

	Currencies Sold
535,000	Australian Dollar	Credit Suisse	4/2/15	$416	$407	$9
11,036,140	Brazilian Real	JPMorgan Chase	4/4/16	3,370	3,112	258
10,929,488	Brazilian Real	JPMorgan Chase	4/2/15	3,399	3,425	(26)
2,129,000	British Pound Sterling	Goldman Sachs	5/6/15	3,161	3,157	4
3,512,000	British Pound Sterling	Deutsche Bank	4/2/15	5,447	5,209	238
188,000	Canadian Dollar	Goldman Sachs	4/2/15	150	148	2
22,638,000	Euro	Credit Suisse	5/6/15	24,732	24,351	381
8,103,000	Euro	BNP Paribas	4/2/15	8,658	8,711	(53)
16,971,000	Euro	Goldman Sachs	4/2/15	19,300	18,245	1,055
435,000	Euro	Deutsche Bank	4/2/15	462	468	(6)
180,000	Euro	Barclays Bank	4/2/15	191	194	(3)
75,440,409	Indian Rupee	Goldman Sachs	4/13/15	1,204	1,202	2
234,400,000	Japanese Yen	Credit Suisse	4/2/15	1,931	1,955	(24)
234,400,000	Japanese Yen	Credit Suisse	5/8/15	1,961	1,956	5
1,527,000	Mexican Peso	BNP Paribas	5/5/15	100	100	—
2,201,000	Mexican Peso	JPMorgan Chase	5/5/15	145	144	1
29,620,000	Mexican Peso	Barclays Bank	5/5/15	1,967	1,938	29
103,000	Mexican Peso	Goldman Sachs	5/5/15	7	7	—
54,792,628	Mexican Peso	Credit Suisse	4/22/15	3,733	3,587	146
17,194,867	Mexican Peso	Credit Suisse	5/5/15	1,125	1,125	—
2,673,000	New Zealand Dollar	BNP Paribas	5/6/15	2,037	1,990	47
2,673,000	New Zealand Dollar	Goldman Sachs	4/2/15	1,983	1,998	(15)

	Total Currencies Sold			$85,479	$83,429	$2,050

	Net Unrealized/Appreciation(Depreciation)					$1,075

Amounts designated as “—” are $0 or has been rounded to $0.

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2J in the Notes to Portfolios of Investments for the basis of consolidation.

Over-the-counter options written as of March 31, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	Deutsche Bank	Put	$—	1/11/18	(50)	$(5)	$(2)	$3

Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	Deutsche Bank	Put	$—	1/22/18	(50)	$(5)	$(2)	$3
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	JPMorgan Chase	Put	4	4/22/24	(60)	(4)	(1)	3
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	JPMorgan Chase	Put	4	5/16/24	(20)	(1)	—	1

Total						$(15)	$(5)	$10

Exchange-traded options purchased as of March 31, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil Future*	Call	$75	11/17/15	17	$55	$16	$(39)
Crude Oil Future*	Call	145	11/18/15	5	30	—	(30)
Gold Future Option*	Call	1,260	5/26/15	4	3	2	(1)
Gold Future Option*	Call	2,000	11/23/16	19	102	15	(87)
Gold Spot*	Call	1,289	1/29/16	1,318	—	(139)	(139)
Crude Oil Future*	Put	48	11/17/15	26	95	94	(1)
Crude Oil Future*	Put	48	11/17/15	3	11	11	—
Live Cattle Option*	Put	140	12/4/15	2	2	2	—

Total					$298	$1	$(297)

Exchange-traded options written as of March 31, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
30-Year EUR Interest Rate Option	Call	$1	9/11/15	(60)	$(16)	$(39)	$(21)
Cotton Option*	Call	66	4/10/15	(2)	(1)	—	1
Crude Oil Future*	Call	52	4/16/15	(2)	(1)	(1)	—
Crude Oil Future*	Call	65	5/14/15	(17)	(40)	(3)	37
Henry Hub Natural Gas*	Call	3	4/27/15	(3)	(2)	(1)	1
Inflation Floor US Dollar CPURSNA Index Option	Call	—	3/24/20	(210)	(24)	(24)	—
Mill Wheat Euro Option*	Call	200	4/15/15	(7)	(1)	—	—
Mill Wheat Euro Option*	Call	201	4/15/15	(3)	—	—	—
Natural Gas Option*	Call	3	4/27/15	(3)	(2)	(1)	2
Natural Gas Option*	Call	3	4/27/15	(3)	(2)	—	2
Natural Gas Option*	Call	3	4/27/15	(2)	(1)	—	1
Natural Gas Option*	Call	3	4/27/15	(4)	(2)	—	2
NYMEX WTI Crude Oil Option*	Call	62	5/14/15	(12)	(9)	(9)	—
Sugar World Option*	Call	13	4/15/15	(4)	—	—	—

Wheat Future Option*	Call	$580	4/24/15	(3)	$(1)	$—	$—
WTI Brent Future*	Call	—	5/13/15	(5)	(4)	(4)	—
30-Year EUR Interest Rate Option	Put	1	9/11/15	(60)	(17)	(9)	8
Crude Oil Future*	Put	55	11/10/15	(3)	(13)	(13)	—
Crude Oil Future*	Put	70	11/18/15	(5)	(37)	(83)	(46)
Gold Future Option*	Put	1,100	4/27/15	(8)	(5)	(2)	3
Gold Future Option*	Put	1,110	5/26/15	(4)	(4)	(3)	1
Lean Hogs Option*	Put	56	12/14/15	(5)	(4)	(3)	1
Mill Wheat Euro Option*	Put	187	4/15/15	(3)	—	—	—
Mill Wheat Euro Option*	Put	178	4/15/15	(7)	(1)	—	1
Natural Gas Option*	Put	2	4/27/15	(3)	(1)	(1)	(1)
Natural Gas Option*	Put	2	4/27/15	(3)	(1)	(1)	—
Natural Gas Option*	Put	2	4/27/15	(1)	—	—	—
Natural Gas Option*	Put	2	4/27/15	(2)	(1)	(1)	—
Platgold Spread*	Put	—	6/18/15	(300)	(3)	(2)	1
Platgold Spread*	Put	—	6/29/15	(200)	(2)	(1)	1
Sugar World Option*	Put	12	4/15/15	(4)	—	(1)	—
Wheat Future Option*	Put	505	4/24/15	(3)	(1)	(2)	—
WTI Brent Future*	Put	—	5/13/15	(5)	(3)	(3)	—

Total					$(199)	$(207)	$(6)

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2J in the Notes to Portfolios of Investments for the basis of consolidation.

Over-the-counter swaptions written as of March 31, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Energy Excess Return Index*	Call	$0.7225	5/11/15	$1,200,000	$(9)	$—	$9
Crude Oil May 2015 Future*	Call	0.5685	5/11/15	1,200,000	(7)	2	9
EURUSD	Put	1.0300	4/16/15	164,000	(1)	—	1
EURUSD	Put	1.0300	4/16/15	657,000	(4)	(1)	3

Total					$(21)	$1	$22

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2J in the Notes to Portfolios of Investments for the basis of consolidation.

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select REIT Total Return Index	Goldman Sachs International	3/31/16	$359	$—	$(6)	$(6)
S&P GSCI Agricultural Index*	Goldman Sachs International	2/26/16	1,387	—	(1)	(1)
S&P GSCI Grains Index*	Barclays Bank	2/26/16	1,899	—	(55)	(55)
S&P GSCI Grains Index*	Goldman Sachs International	5/29/15	215	—	(6)	(6)
S&P GSCI Industrial Metals Index*	Goldman Sachs International	5/29/15	712	—	(1)	(1)

				$—	$(69)	$(69)

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)		Swap Premiums Paid/ Received (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	RECV BRL FIXED	9.10%	1/2/17	Goldman Sachs International	6,300	BRL	$2	(143)	(145)
Receive	RECV US CPI URBAN CONSUMERS NSA	2.50%	7/15/22	Deutsche Bank	500	USD	2	(48)	(50)
Receive	IRS REC MXN	6.35%	9/1/23	Goldman Sachs International	5,000	MXN	—	10	10
Receive	REC IRS GBP FIXED	3.10%	12/12/24	JPMorgan Chase Bank	4,000	GBP	5	162	157
Receive	REC IRS GBP FIXED	3.55%	12/11/44	Deutsche Bank	1,000	GBP	3	138	135
Receive	REC IRS GBP FIXED	3.53%	12/15/44	JPMorgan Chase Bank	100	GBP	—	12	12

							$12	$131	$119

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)		Swap Premiums Paid/ Received	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month U.S. Dollar LIBOR BBA	0.75%	6/18/16	10,300	USD	$—	$(27)	$(27)
Pay	CME IRS PAY MXN INTERBANK TIIE 28 DAY	4.04%	2/3/17	30,000	MXN	8	7	(1)
Pay	6-Month U.S. Dollar LIBOR BBA	1.25%	6/17/17	6,400	USD	—	(60)	(60)
Pay	3-Month U.S. Dollar LIBOR BBA	1.25%	9/18/17	1,300	USD	—	(7)	(7)
Pay	CME IRS PAY MXN INTERBANK TIIE 28 DAY	3.29%	9/1/23	12,000	MXN	44	25	(19)
Pay	3-Month U.S. Dollar LIBOR BBA	2.75%	6/17/25	11,500	USD	—	(706)	(706)
Pay	6-Month Euro EURIBOR BBA	0.75%	9/16/25	6,700	EUR	—	(110)	(110)
Pay	3-Month U.S. Dollar LIBOR BBA	3.75%	6/18/44	650	USD	—	(194)	(194)
Pay	3-Month U.S. Dollar LIBOR BBA	3.25%	6/17/45	1,400	USD	—	(260)	(260)
Pay	6-Month U.S. Dollar LIBOR BBA	2.00%	9/16/45	560	USD	—	(6)	(6)
Pay	6-Month Euro EURIBOR BBA	1.50%	3/16/46	1,500	EUR	—	(300)	(300)

						$52	$(1,638)	$(1,690)

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (Local)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/(Depreciation)
Eurtop*	Goldman Sachs International	$1.94	12/31/15	$3	$—	$1	$1
Eurtop*	Goldman Sachs International	4.67	6/30/15	3	—	1	1
Eurtop*	Goldman Sachs International	2.21	12/31/15	6	—	—	—
Eurtop*	Goldman Sachs International	2.13	12/31/15	3	—	—	—
Eurtop*	Goldman Sachs International	2.21	3/31/16	6	—	—	—
Eurtop*	Goldman Sachs International	2.15	3/31/16	3	—	—	—
Eurtop*	Goldman Sachs International	2.15	12/31/15	3	—	—	—
Eurtop*	Goldman Sachs International	2.13	3/31/16	3	—	—	—
Eurtop*	Goldman Sachs International	2.10	3/31/16	3	—	—	—
Eurtop*	Goldman Sachs International	1.94	3/31/16	3	—	1	1
Eurtop*	Goldman Sachs International	2.10	12/31/15	3	—	—	—
LLSBRT*	Goldman Sachs International	3.35	12/31/15	5	—	(1)	(1)
LLSBRT*	Goldman Sachs International	—	12/31/15	5	—	5	5
LLSBRT*	Goldman Sachs International	3.00	12/31/15	6	—	1	1
LLSBRT*	Goldman Sachs International	—	12/31/15	2	—	2	2
LLSBRT*	Goldman Sachs International	—	12/31/15	9	—	47	47
LLSBRT*	Goldman Sachs International	—	6/30/15	8	—	(3)	(3)
LLSBRT*	Goldman Sachs International	—	12/31/15	18	—	102	102
LLSBRT*	Goldman Sachs International	—	6/30/15	1	—	(1)	(1)
Platinum Index*	Goldman Sachs International	271.60	10/30/15	1	—	(105)	(105)

					$—	$50	$50

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/(Depreciation)
TBL-BCOMF1T*	Goldman Sachs International	8/17/15	$2,878	$—	$24	$24
TBL-BCOMF1T*	JPMorgan Chase Bank	8/17/15	6,893	—	58	58
TBL-BCOMMTR*	BNP Paribas	8/17/15	1,659	36	(31)	(67)
TBL-BCOMMTR*	Deutsche Bank	8/17/15	13,528	(37)	109	146
TBL-BCOMTR*	Canadian Imperial Bank of Commerce	8/17/15	21,019	—	170	170
TBL-BCOMTR*	Goldman Sachs International	8/17/15	3,089	(20)	25	45
TBL-BCOMTR*	JPMorgan Chase Bank	8/17/15	69,032	(35)	559	594
TBL-BCOMTR1*	Deutsche Bank	8/17/15	8,592	—	74	74
TBL-BCOMTR1*	Deutsche Bank	8/17/15	28,031	—	227	227
TBL-JMABNICP*	JPMorgan Chase Bank	8/17/15	3,446	—	25	25
TBL-BCOMTR2*	Goldman Sachs International	8/17/15	32,061	(11)	259	270

				$(67)	$1,499	$1,566

Variance Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (Local)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/(Depreciation)
Crude Oil December 2015 Future*	Deutsche Bank	$0.0420	11/18/15	$120	—	$13	$13
London Gold Market Fixing Ltd. Index*	Goldman Sachs International	0.0613	11/26/15	160	—	5	5
London Gold Market Fixing Ltd. Index*	Goldman Sachs International	0.1089	11/26/15	120	—	(2)	(2)
London Gold Market Fixing Ltd. Index*	Goldman Sachs International	0.0778	3/25/20	538	—	15	15
NYMEX WTI Crude Future Index*	Deutsche Bank	0.0324	5/15/15	143	—	15	15
NYMEX WTI Crude Future Index*	Deutsche Bank	0.0324	5/15/15	150	—	15	15
S&P GSCI Crude Oil Excess Return Index*	Deutsche Bank	0.0638	11/18/15	100	—	(15)	(15)
S&P GSCI Crude Oil Excess Return Index*	Deutsche Bank	0.0462	5/15/15	240	—	(29)	(29)

					$—	$17	$17

*	All or a portion of these swap agreements are held by the wholly-owned subsidiaries of the Portfolio. See Note 2J in the Notes to Portfolios of Investments for the basis of consolidation.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks — 96.57%

	Australia — 4.89%
169,092	ALS Ltd. (Professional Services)	$639
41,565	Amcor Ltd. (Containers & Packaging)	444
20,762	ASX Ltd. (Diversified Financial Services)	655
212,560	AusNet Services (Electric Utilities)	236
294,257	Australia & New Zealand Banking Group Ltd. (Banks)	8,210
38,867	Bank of Queensland Ltd. (Banks)	408
49,163	Bendigo & Adelaide Bank Ltd. (Banks)	470
237,794	Coca-Cola Amatil Ltd. (Beverages)	1,952
173,854	Commonwealth Bank of Australia (Banks)	12,366
306,154	Federation Centres (Real Estate Investment Trusts)	709
361,443	GPT Group (Real Estate Investment Trusts)	1,258
75,938	Iluka Resources Ltd. (Metals & Mining)	491
251,077	Insurance Australia Group Ltd. (Insurance)	1,166
381,001	Metcash Ltd. (Food & Staples Retailing)^	450
791,808	Mirvac Group (Real Estate Investment Trusts)	1,212
252,421	National Australia Bank Ltd. (Banks)	7,410
9,188	Newcrest Mining Ltd. (Metals & Mining)(a)	94
453,051	Novion Property Group Pty Ltd. (Real Estate Investment Trusts)	866
127,940	Orica Ltd. (Chemicals)	1,949
1,141,773	Scentre Group (Real Estate Investment Trusts)	3,251
499,016	Stockland Trust Group (Real Estate Investment Trusts)	1,710
137,955	Suncorp Group Ltd. (Insurance)	1,418
465,763	Sydney Airport (Transportation Infrastructure)	1,837
933,944	Telstra Corp. Ltd. (Diversified Telecommunication Services)	4,488
275,228	Toll Holdings Ltd. (Air Freight & Logistics)	1,857
423,358	Westfield Corp. (Real Estate Investment Trusts)	3,079
333,383	Westpac Banking Corp. (Banks)	9,997
229,204	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	6,025
88,762	WorleyParsons Ltd. (Energy Equipment & Services)	646

		75,293

	Austria — 0.15%
149,538	Immofinanz AG (Real Estate Management & Development)(a)	440
41,594	OMV AG (Oil, Gas & Consumable Fuels)	1,144
11,178	Raiffeisen Bank International AG (Banks)^	156
7,082	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	314

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Austria (continued)
6,967	Voestalpine AG (Metals & Mining)	$255

		2,309

	Belgium — 1.09%
21,835	Ageas (Insurance)	784
21,071	Anheuser-Busch InBev NV (Beverages)	2,578
25,845	Belgacom SA (Diversified Telecommunication Services)	905
14,085	Colruyt SA (Food & Staples Retailing)	614
36,120	Delhaize Group (Food & Staples Retailing)	3,251
7,459	Groupe Bruxelles Lambert SA (Diversified Financial Services)	619
30,605	KBC Groep NV (Banks)(a)	1,894
17,714	Solvay SA (Chemicals)	2,562
17,022	Telenet Group Holding NV (Media)(a)	936
13,022	UCB SA (Pharmaceuticals)	943
39,368	Umicore SA (Chemicals)	1,646

		16,732

	Bermuda — 0.18%
74,000	Alibaba Health Information Technology Ltd. (Diversified Telecommunication Services)(a)	65
102,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	69
25,300	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	842
90,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	87
52,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	33
113,799	Seadrill Ltd. (Energy Equipment & Services)^	1,070
122,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	69
150,667	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	533

		2,768

	Brazil — 0.54%
18,541	Ambev SA, ADR (Beverages)	107
128,300	Ambev SA (Beverages)	741
3,100	B2W CIA Digital (Internet & Catalog Retail)(a)	20
75,480	Banco Bradesco SA, ADR (Banks)	700
21,240	Banco Bradesco SA (Banks)	202
22,900	Banco do Brasil SA (Banks)	165
12,100	Banco Santander Brasil SA (Banks)	53
19,200	BB Seguridade Participacoes SA (Insurance)	196
47,200	BM&FBOVESPA SA (Diversified Financial Services)	165
12,100	BR Malls Participacoes SA (Real Estate Management & Development)	65
18,200	BRF SA (Food Products)	360
24,300	CCR SA (Transportation Infrastructure)	126

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Brazil (continued)
25,200	Centrais Electricas Brasileiras SA (Electric Utilities)	$45
5,905	CETIP SA (Capital Markets)	59
9,000	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	50
18,500	Cielo SA (IT Services)	265
3,900	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	117
19,400	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	33
3,200	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	28
6,000	CPFL Energia SA (Electric Utilities)	38
7,000	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	29
9,130	Duratex SA (Paper & Forest Products)	25
5,400	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	15
7,300	EDP - Energias do Brasil SA (Electric Utilities)	24
17,400	Embraer SA (Aerospace & Defense)	134
8,000	Estacio Participacoes SA (Diversified Consumer Services)	47
7,400	Fibria Celulose SA (Paper & Forest Products)(a)	105
73,500	Hypermarcas SA (Personal Products)(a)	454
60,300	Itau Unibanco Holding SA, ADR (Banks)	667
75,750	Itau Unibanco Holding SA (Banks)	840
18,200	JBS SA (Food Products)	81
12,400	Klabin SA (Containers & Packaging)	71
37,140	Kroton Educacional SA (Diversified Consumer Services)	120
4,200	Localiza Rent A Car SA (Road & Rail)	48
3,550	Lojas Americanas SA (Multiline Retail)	15
3,400	Lojas Renner SA (Multiline Retail)	96
1,000	M Dias Branco SA (Food Products)	27
2,300	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	40
4,600	Natura Cosmeticos SA (Personal Products)	39
7,700	OdontoPrev SA (Health Care Providers & Services)	26
80,000	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	241
3,300	Porto Seguro SA (Insurance)	37
6,000	Qualicorp SA (Health Care Providers & Services)(a)	44
5,400	Raia Drogasil SA (Food & Staples Retailing)	48
9,700	Souza Cruz SA (Tobacco)	77
4,200	Sul America SA (Insurance)	19
23,000	Tim Participacoes SA (Wireless Telecommunication Services)	77
3,800	Totvs SA (Software)	44

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Brazil (continued)
4,700	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	$52
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	21
9,800	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	199
115,000	Vale SA, ADR (Metals & Mining)^	650
36,900	Vale SA (Metals & Mining)	208
1,000	Via Varejo SA (Specialty Retail)(a)	5
8,190	WEG SA (Machinery)	82

		8,242

	Canada — 0.59%
9,800	Bank of Nova Scotia (Banks) Baytex	492
118,494	Energy Corp. (Oil, Gas & Consumable Fuels)^	1,874
1,400	Cameco Corp. (Oil, Gas & Consumable Fuels)^	20
35,400	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	597
96,700	Centerra Gold, Inc. (Metals & Mining)	472
32,400	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	1,562
84,084	First Quantum Minerals Ltd. (Metals & Mining)	1,019
59,300	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,366
22,900	Labrador Iron Ore Royalty Corp. (Metals & Mining)^	244
9,700	Potash Corp. of Saskatchewan, Inc. (Chemicals)	313
5,500	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)	162

		9,121

	Cayman Islands — 0.16%
20,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	124
26,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	48
25,300	Chailease Holding Co. Ltd. (Diversified Financial Services)	63
147,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)	26
82,000	China Mengniu Dairy Co. Ltd. (Food Products)	437
60,000	China Resources Cement Holdings Ltd. (Construction Materials)	34
11,600	Ctrip.com International, ADR (Internet & Catalog Retail)(a)	680
268,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)(a)	71
160,000	Geely Automobile Holdings Ltd. (Automobiles)	82
16,000	Kingsoft Corp. Ltd. (Software)	47
78,000	New World China Land Ltd. (Real Estate Management & Development)	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Cayman Islands (continued)
669,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)(a)	$65
16,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	72
234,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	559
34,000	Uni-President China Holdings Ltd. (Food Products)	22
9,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	29

		2,409

	Chile — 0.09%
72,544	AES Gener SA (Independent Power and Renewable Electricity Producers)	40
68,483	Aguas Andinas SA, Class - A (Water Utilities)	40
675,686	Banco de Chile SA (Banks)	76
881	Banco de Credito e Inversiones SA (Banks)	39
1,810,634	Banco Santander Chile (Banks)	100
33,567	Cencosud SA (Food & Staples Retailing)	80
225,977	Colbun SA (Independent Power and Renewable Electricity Producers)	67
4,236	Compania Cervecerias Unidas SA (Beverages)	44
3,540,169	CorpBanca SA (Banks)	37
93,547	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	139
2,621	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	27
37,407	Empresas CMPC SA (Paper & Forest Products)	103
13,326	Empresas Copec SA (Oil, Gas & Consumable Fuels)	155
498,562	Enersis SA (Electric Utilities)	163
7,969	LATAM Airlines Group SA (Airlines)(a)	65
24,057	S.A.C.I. Falabella (Multiline Retail)	184
16,449	Sonda SA (IT Services)	39
14,053	Vina Concha y Toro SA (Beverages)	29

		1,427

	China — 2.60%
592,000	Agricultural Bank of China Ltd., H Shares (Banks)	293
54,000	Air China Ltd. (Airlines)	55
98,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	49
33,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	127
60,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	43

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	China (continued)
18,385	Baidu, Inc., ADR (Internet Software & Services)(a)	$3,831
3,206,613	Bank of China Ltd., H Shares (Banks)	1,853
243,000	Bank of Communications Co. Ltd., H Shares (Banks)	208
38,000	BBMG Corp., H Shares (Construction Materials)	35
46,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	45
15,000	Byd Co. Ltd., H Shares (Automobiles)	77
138,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)(a)	59
140,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(a)	69
214,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	161
51,000	China CNR Corp. Ltd., H Shares (Machinery)(a)	73
105,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	58
118,000	China Communications Construction Co. Ltd. (Construction & Engineering)	167
76,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	34
1,979,000	China Construction Bank Corp., H Shares (Banks)	1,644
54,000	China COSCO Holdings Co. Ltd., H Shares (Marine)(a)	29
68,700	China Everbright Bank Co. Ltd., H Shares (Banks)	38
38,500	China Galaxy Securities Co., H Shares (Capital Markets)	44
14,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	32
202,000	China Life Insurance Co. Ltd., H Shares (Insurance)	885
81,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	88
25,000	China Medical System Holdings Ltd. (Pharmaceuticals)	38
127,000	China Merchants Bank Co. Ltd., H Shares (Banks)	310
171,600	China Minsheng Banking Corp. Ltd., H Shares (Banks)	210
617,110	China Mobile Ltd. (Wireless Telecommunication Services)	8,055
80,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	80
50,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	83
225,400	China Pacific Insurance Group Co. Ltd. (Insurance)	1,073

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	China (continued)
704,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	$560
58,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	87
101,000	China Railway Group Ltd., H Shares (Construction & Engineering)	103
56,000	China Resources Land Ltd. (Real Estate Management & Development)	158
93,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	239
73,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)(a)	23
386,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	247
38,300	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(a)	91
25,400	Chongqing Changan Automobile Co. Ltd., Class - A (Automobiles)	69
77,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	50
29,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	108
2,570,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3,634
46,000	Cosco Pacific Ltd. (Transportation Infrastructure)	60
136,000	Country Garden Holdings Co. (Real Estate Management & Development)	55
55,000	CSR Corp. Ltd., H Shares (Machinery)	73
72,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	37
72,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	116
20,000	ENN Energy Holdings Ltd. (Gas Utilities)	123
300,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	43
133,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	944
68,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	65
19,000	Haitian International Holdings Ltd. (Machinery)	44
35,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)	86
44,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	37
88,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	104
2,289,808	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	1,690

Shares	Security Description	Value (000)
	Common Stocks (continued)

	China (continued)
25,900	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	$38
10,400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	658
36,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	48
34,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	63
21,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	33
31,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	15
40,500	Longfor Properties (Real Estate Management & Development)	57
22,000	New China Life Insurance Co. Ltd., H Shares (Insurance)	123
163,000	People’s Insurance Co. Group of China Ltd., H Shares (Insurance)	83
582,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	644
505,457	PICC Property & Casualty Co. Ltd., H Shares (Insurance)(b)	999
220,239	Ping An Insurance Group Co. of China (Insurance)	2,647
48,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	42
78,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	52
74,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	249
15,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	46
19,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	52
41,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	87
112,500	Shui On Land Ltd. (Real Estate Management & Development)	27
32,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	28
106,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	40
29,200	Sinopharm Group Co. (Health Care Providers & Services)	120
41,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	24
53,000	Soho China Ltd. (Real Estate Management & Development)	36
71,000	Sun Art Retail Group Ltd. (Food & Staples Retailing)	62
232,435	Tencent Holdings Ltd. (Internet Software & Services)	4,413
10,000	Tsingtao Brewery Co. Ltd. (Beverages)	67

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	China (continued)
166,000	Want Want China Holdings Ltd. (Food Products)	$176
14,000	Weichai Power Co. Ltd. (Machinery)	54
48,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	41
42,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	56
16,000	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	105
174,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	55
18,400	ZTE Corp., H Shares (Communications Equipment)	42

		39,974

	Colombia — 0.03%
5,141	Almacenes Exito SA (Food & Staples Retailing)	49
2,681	Banco Davivienda SA (Banks)	26
10,169	Cementos Argos SA (Construction Materials)	33
2,210	Corporacion Financiera Colombiana SA (Diversified Financial Services)	30
138,764	Ecopetrol SA (Oil, Gas & Consumable Fuels)	105
7,583	Grupo Argos SA (Construction Materials)	49
6,252	Grupo de Inversiones Suramericana (Diversified Financial Services)	82
9,604	Interconexion Electrica SA (Electric Utilities)	27
23,886	ISAGEN SA ESP (Electric Utilities)	28

		429

	Curaçao — 0.05%
9,080	Schlumberger Ltd. (Energy Equipment & Services)	758

	Czech Republic — 0.01%
4,336	CEZ A/S (Electric Utilities)	107
450	Komercni Banka A/S (Banks)	97
2,643	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	21

		225

	Denmark — 1.49%
622	A.P. Moller - Maersk A/S, Class - A (Marine)^	1,265
1,554	A.P. Moller - Maersk A/S, Class - B (Marine)^	3,253
22,413	Genmab A/S (Biotechnology)(a)	1,687
300,429	Novo Nordisk A/S, Class - B (Pharmaceuticals)	16,087
65,494	TDC A/S (Diversified Telecommunication Services)	469
1,584	Tryg A/S (Insurance)	187

		22,948

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Egypt — 0.02%
24,541	Commercial International Bank Egypt SAE (Banks)	$180
65,910	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	29
25,953	Talaat Moustafa Group (Real Estate Management & Development)	36
8,648	Telecom Egypt Co. (Diversified Telecommunication Services)	13

		258

	Finland — 0.58%
14,406	Elisa Oyj (Diversified Telecommunication Services)	362
36,891	Fortum Oyj (Electric Utilities)^	776
26,967	Metso Oyj (Machinery)^	788
21,865	Nokian Renkaat Oyj (Auto Components)	655
20,672	Orion Oyj, Class - B (Pharmaceuticals)^	584
48,508	Sampo Oyj, A Shares (Insurance)	2,452
115,368	Stora Enso Oyj, R Shares (Paper & Forest Products)	1,189
111,228	UPM-Kymmene Oyj (Paper & Forest Products)	2,167

		8,973

	France — 8.53%
230,318	AXA SA (Insurance)	5,808
73,357	BNP Paribas (Banks)	4,461
62,306	Bouygues SA (Construction & Engineering)	2,448
20,245	Casino Guichard-Perrachon SA (Food & Staples Retailing)	1,796
13,233	CNP Assurances (Insurance)	232
115,238	Compagnie de Saint-Gobain (Building Products)	5,067
48,341	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	4,813
15,703	Danone SA (Food Products)	1,057
35,048	Edenred (Commercial Services & Supplies)	875
19,078	Electricite de France SA (Electric Utilities)	458
2,378	Essilor International SA (Health Care Equipment & Supplies)	273
45,183	Eutelsat Communications (Media)	1,498
3,779	Fonciere des Regions (Real Estate Investment Trusts)	374
267,520	GDF Suez (Multi-Utilities)	5,294
3,679	Gecina SA (Real Estate Investment Trusts)	498
4,852	Icade (Real Estate Investment Trusts)	438
5,051	JC Decaux SA (Media)	170
13,566	Klepierre (Real Estate Investment Trusts)	666
33,925	Lagardere SCA (Media)	1,019
67,731	Legrand SA (Electrical Equipment)	3,666
11,825	L’Oreal SA (Personal Products)	2,178
10,001	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	1,765

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	France (continued)
36,355	Numericable - SFR (Media)(a)	$1,983
316,676	Orange (Diversified Telecommunication Services)	5,095
26,846	Pernod Ricard SA (Beverages)	3,179
11,765	Renault SA (Automobiles)	1,072
62,777	Rexel SA (Trading Companies & Distributors)	1,185
15,540	Safran SA (Aerospace & Defense)	1,086
234,753	Sanofi-Aventis (Pharmaceuticals)	23,202
82,490	Schneider Electric SA (Electrical Equipment)	6,416
12,331	SCOR SE (Insurance)	416
11,700	Societe Generale (Banks)	566
21,373	Suez Environnement Co. (Multi-Utilities)	368
51,018	Technip SA (Energy Equipment & Services)	3,092
386,897	Total SA (Oil, Gas & Consumable Fuels)^	19,249
13,033	Unibail-Rodamco SE (Real Estate Investment Trusts)^	3,519
27,358	Veolia Environnement (Multi-Utilities)	518
147,489	Vinci SA (Construction & Engineering)	8,440
190,476	Vivendi (Media)	4,736
73,437	Zodiac Aerospace (Aerospace & Defense)	2,434

		131,410

	Germany — 7.61%
31,433	Allianz SE (Insurance)	5,470
8,491	Axel Springer AG (Media)	502
136,197	BASF SE (Chemicals)	13,552
57,713	Bayer AG (Pharmaceuticals)	8,684
92,627	Bayerische Motoren Werke AG (Automobiles)	11,596
17,466	Beiersdorf AG (Personal Products)^	1,519
4,929	Brenntag AG (Trading Companies & Distributors)	295
234,770	Daimler AG (Automobiles)^	22,647
64,832	Deutsche Bank AG (Capital Markets)	2,256
10,346	Deutsche Boerse AG (Diversified Financial Services)	846
217,579	Deutsche Post AG (Air Freight & Logistics)	6,806
335,572	Deutsche Telekom AG - Registered (Diversified Telecommunication Services)	6,152
55,875	Deutsche Wohnen AG (Real Estate Management & Development)	1,432
96,882	E.ON AG (Multi-Utilities)	1,446
11,698	ElringKlinger AG (Auto Components)	352
5,598	Freenet AG (Wireless Telecommunication Services)	169
3,248	Hannover Rueckversicherung AG - Registered (Insurance)	336
6,997	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	852
18,167	Lanxess AG (Chemicals)	969
37,374	Linde AG (Chemicals)	7,620
1,362	Merck KGaA (Pharmaceuticals)	153
11,037	MG Technologies AG (Machinery)	534

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Germany (continued)
8,939	MTU Aero Engines Holding AG (Aerospace & Defense)	$878
9,644	Muenchener Rueckversicherungs-Gesellschaft AG - Registered Shares (Insurance)	2,081
54,214	ProSiebenSat.1 Media AG (Media)	2,664
26,276	RWE AG (Multi-Utilities)	672
44,913	SAP AG (Software)	3,261
115,647	Siemens AG (Industrial Conglomerates)	12,520
41,906	TAG Immobilien AG (Real Estate Management & Development)	579
52,501	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	303

		117,146

	Greece — 0.02%
107,214	Alpha Bank AE (Banks)(a)	31
217,770	Eurobank Ergasias SA (Banks)(a)	25
878	Folli Follie SA (Specialty Retail)	26
7,230	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)(a)	64
2,958	JUMBO SA (Specialty Retail)	31
40,545	National Bank of Greece SA (Banks)(a)	47
6,479	Opap SA (Hotels, Restaurants & Leisure)	61
58,688	Piraeus Bank SA (Banks)(a)	23
2,715	Public Power Corp. SA (Electric Utilities)(a)	17
1,466	Titan Cement Co. SA (Construction Materials)	34

		359

	Hong Kong — 2.96%
1,292,180	AIA Group Ltd. (Insurance)(b)	8,134
6,156	Alibaba Group Holding Ltd., ADR (Internet Software & Services)(a)	512
140,000	Alibaba Pictures Group Ltd. (Media)(a)	52
120,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	948
126,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	147
506,555	BOC Hong Kong (Holdings) Ltd. (Banks)	1,807
84,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	162
159,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,374
68,000	China Agri-Industries Holdings Ltd. (Food Products)	26
405,000	China Everbright International Ltd. (Commercial Services & Supplies)	678
26,000	China Everbright Ltd. (Capital Markets)	68
54,000	China Gas Holdings Ltd. (Gas Utilities)	88
574,330	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,248

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Hong Kong (continued)
114,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	$368
32,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	63
26,000	China Resources Gas Group Ltd. (Gas Utilities)	81
54,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	136
58,000	China South City Holdings Ltd. (Real Estate Management & Development)	19
46,000	China State Construction International Holdings Ltd. (Construction & Engineering)	64
27,000	China Taiping Insurance Holdings Co. Ltd. (Insurance)(a)	92
158,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	240
52,000	CITIC Pacific Ltd. (Industrial Conglomerates)	89
187,593	CLP Holdings Ltd. (Electric Utilities)	1,639
70,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	59
164,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	83
46,000	Far East Horizon Ltd. (Diversified Financial Services)	42
48,500	Fosun International Ltd. (Metals & Mining)	94
114,000	Franshion Properties China Ltd. (Real Estate Management & Development)	35
74,000	Guangdong Investment Ltd. (Water Utilities)	97
28,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	29
30,000	Haier Electronics Group Co. Ltd. (Household Durables)	79
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)	301
454,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,279
80,306	Hang Seng Bank Ltd. (Banks)	1,455
20,500	Hengan International Group Co. Ltd. (Personal Products)	246
1,234,680	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,591
95,000	Hysan Development Co. (Real Estate Management & Development)	417
137,000	Kerry Properties Ltd. (Real Estate Management & Development)	476
174,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	254

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Hong Kong (continued)
7,900	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	$170
219,874	MTR Corp. Ltd. (Road & Rail)	1,047
1,072,483	New World Development Co. Ltd. (Real Estate Management & Development)	1,244
863,000	PCCW Ltd. (Diversified Telecommunication Services)	527
147,724	Power Assets Holdings Ltd. (Electric Utilities)	1,511
88,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	89
521,205	Sino Land Co. Ltd. (Real Estate Management & Development)	850
100,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	60
825,483	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	1,079
336,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,187
144,208	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1,966
134,404	The Bank of East Asia Ltd. (Banks)	535
549,908	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	3,391
318,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	2,227
54,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	117
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	33

		45,605

	Hungary — 0.01%
1,084	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	47
6,307	OTP Bank Nyrt PLC (Banks)	120
4,016	Richter Gedeon Nyrt (Pharmaceuticals)	55

		222

	India — 0.03%
12,300	Infosys Ltd., ADR (IT Services)	431

	Indonesia — 0.19%
124,800	Media Nusantara Citra (Media)	27
356,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	27
11,700	PT Astra Agro Lestari Tbk (Food Products)	22
561,600	PT Astra International Tbk (Automobiles)	368
341,500	PT Bank Central Asia Tbk (Banks)	388
80,700	PT Bank Danamon Indonesia Tbk (Banks)	32
258,800	PT Bank Mandiri Tbk (Banks)	247
194,400	PT Bank Negara Indonesia Persero Tbk (Banks)	107
308,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	314

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Indonesia (continued)
206,500	PT Bumi Serpong Damai (Real Estate Management & Development)	$34
218,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	59
210,300	PT Global MediaCom Tbk (Media)	28
14,000	PT Gudang Garam Tbk (Tobacco)	55
11,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	15
37,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	63
34,100	PT Indofood CBP Sukses Makmur Tbk (Food Products)	38
130,600	PT Indofood Sukses Makmur Tbk (Food Products)	75
40,800	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	22
668,300	PT Kalbe Farma Tbk (Pharmaceuticals)	95
590,300	PT Lippo Karawaci Tbk (Real Estate Management & Development)	61
44,500	PT Matahari Department Store Tbk (Multiline Retail)	67
299,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	110
78,900	PT Semen Gresik (Persero) Tbk (Construction Materials)	83
128,800	PT Surya Citra Media Tbk (Media)	34
24,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	20
1,339,600	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	296
55,400	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	40
40,300	PT Unilever Indonesia Tbk (Household Products)	122
42,800	PT United Tractors Tbk (Machinery)	71
80,800	PT XL Axiata Tbk (Diversified Telecommunication Services)	27

		2,947

	Ireland — 0.32%
2,574,096	Bank of Ireland (Banks)(a)	976
99,288	CRH PLC (Construction Materials)	2,585
20,257	Ryanair Holdings PLC, ADR (Airlines)	1,353

		4,914

	Ireland (Republic of) — 0.25%
50,181	Medtronic PLC (Health Care Equipment & Supplies)	3,914

	Israel — 0.42%
283,848	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	530
1,253	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	323
140,681	Israel Chemicals Ltd. (Chemicals)	1,001

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Israel (continued)
73,424	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	$4,609

		6,463

	Italy — 0.87%
65,564	Atlantia SpA (Transportation Infrastructure)	1,724
261,323	Enel SpA (Electric Utilities)	1,183
404,013	Eni SpA (Oil, Gas & Consumable Fuels)	7,007
214,240	Intesa Sanpaolo SpA (Banks)	729
246,229	Intesa Sanpaolo RSP (Banks)	767
80,551	Snam Rete Gas SpA (Gas Utilities)	391
712,326	Telecom Italia SpA (Diversified Telecommunication Services)	836
478,483	Telecom Italia SpA (Diversified Telecommunication Services)	450
59,849	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	264

		13,351

	Japan — 19.22%
160,486	Aeon Co. Ltd. (Food & Staples Retailing)	1,766
6,861	Aeon Credit Service Co. Ltd. (Consumer Finance)	174
51,024	Aisin Seiki Co. Ltd. (Auto Components)	1,855
30,000	Ajinomoto Co., Inc. (Food Products)	659
40,928	Alfresa Holdings Corp. (Health Care Providers & Services)	578
69,162	Aozora Bank Ltd. (Banks)	246
271,229	Asahi Glass Co. Ltd. (Building Products)	1,782
19,480	Benesse Holdings, Inc. (Diversified Consumer Services)	614
164,011	Bridgestone Corp. (Auto Components)	6,587
301,510	Canon, Inc. (Technology Hardware, Storage & Peripherals)	10,680
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	172
150,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,467
50,563	Daihatsu Motor Co. Ltd. (Automobiles)^	775
178,878	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)^	2,845
8,879	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	994
73,750	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,458
38,700	Denso Corp. (Auto Components)	1,769
38,000	East Japan Railway Co. (Road & Rail)	3,054
67,257	Eisai Co. Ltd. (Pharmaceuticals)	4,787
15,300	EXEDY Corp. (Auto Components)	365
15,959	FamilyMart Co. Ltd. (Food & Staples Retailing)	671
7,900	Fanuc Ltd. (Machinery)	1,729
48,886	Fukuoka Financial Group, Inc. (Banks)	252
77,400	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,346

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Japan (continued)
3,896	Hikari Tsushin, Inc. (Specialty Retail)	$253
13,265	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	545
25,041	Hitachi Construction Machinery Co. Ltd. (Machinery)	439
790,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	5,424
10,441	Hokuriku Electric Power Co. (Electric Utilities)	139
413,336	Honda Motor Co. Ltd. (Automobiles)	13,453
114,981	HOYA Corp. (Electronic Equipment, Instruments & Components)	4,619
22,698	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	396
468,000	IHI Corp. (Machinery)	2,197
37,630	Iida Group Holdings Co. Ltd. (Household Durables)	470
407,917	ITOCHU Corp. (Trading Companies & Distributors)	4,427
13,072	ITOCHU Techno-Solutions Corp. (IT Services)	272
29,841	Japan Airlines Co. Ltd. (Airlines)	931
100	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	345
150	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	707
301	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	599
300,009	Japan Tobacco, Inc. (Tobacco)	9,508
112,000	JGC Corp. (Construction & Engineering)^	2,231
115,079	JS Group Corp. (Building Products)^	2,733
48,454	JSR Corp. (Chemicals)	842
608,706	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,346
10,600	Kakaku.com, Inc. (Internet Software & Services)	177
80,570	Kaneka Corp. (Chemicals)	568
145,000	Kawasaki Heavy Industries Ltd. (Machinery)	734
505,481	KDDI Corp. (Wireless Telecommunication Services)	11,467
6,620	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,621
230,663	Kirin Holdings Co. Ltd. (Beverages)	3,033
719,986	Kobe Steel Ltd. (Metals & Mining)	1,333
374,745	Komatsu Ltd. (Machinery)	7,383
23,347	Konami Corp. (Software)	438
48,000	Kubota Corp. (Machinery)	762
91,184	Kuraray Co. Ltd. (Chemicals)	1,237
30,721	Kurita Water Industries Ltd. (Machinery)	744
62,568	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	818
16,994	Lawson, Inc. (Food & Staples Retailing)	1,180
521,716	Marubeni Corp. (Trading Companies & Distributors)^	3,028
12,187	Maruichi Steel Tube Ltd. (Metals & Mining)	289
13,031	Miraca Holdings, Inc. (Health Care Providers & Services)	601

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Japan (continued)
345,786	Mitsubishi Chemical Holdings Corp. (Chemicals)	$2,014
404,445	Mitsubishi Corp. (Trading Companies & Distributors)	8,163
90,018	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	444
260,204	Mitsubishi Materials Corp. (Metals & Mining)	877
59,326	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,020
982,705	Mitsubishi UFJ Financial Group, Inc. (Banks)	6,094
462,688	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,220
1,529,477	Mizuho Financial Group, Inc. (Banks)	2,692
30,894	MS&AD Insurance Group Holdings, Inc. (Insurance)	868
10,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,434
85,167	NGK Insulators Ltd. (Machinery)	1,822
39,716	NHK Spring Co. Ltd. (Auto Components)	415
303,099	Nikon Corp. (Household Durables)^	4,069
170	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	835
92,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	452
213,343	Nippon Express Co. Ltd. (Road & Rail)	1,196
2,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	73
170	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	375
57,581	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,552
754,054	Nissan Motor Co. Ltd. (Automobiles)	7,696
22,817	NKSJ Holdings, Inc. (Insurance)	711
15,211	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	275
41,000	NSK Ltd. (Machinery)	601
215,725	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,752
213,822	Oji Paper Co. Ltd. (Paper & Forest Products)	877
84,500	Olympus Corp. (Health Care Equipment & Supplies)(a)	3,146
1,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	113
17,382	Oracle Corp. Japan (Software)	749
127,712	Osaka Gas Co. Ltd. (Gas Utilities)	535
11,053	Otsuka Corp. (IT Services)	472
97,715	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	3,063
27,084	Park24 Co. Ltd. (Commercial Services & Supplies)	555
25,000	Recruit Holdings Co. Ltd. (Professional Services)	782

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Japan (continued)
138,038	Resona Holdings, Inc. (Banks)	$687
197,383	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,153
7,200	Rinnai Corp. (Household Durables)	535
13,900	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals)	198
3,900	Ryohin Keikaku Co. (Multiline Retail)	568
14,515	Sankyo Co. Ltd. (Leisure Products)	517
111,793	Sekisui Chemical Co. Ltd. (Household Durables)	1,453
143,852	Sekisui House Ltd. (Household Durables)	2,094
4,900	Shimano, Inc. (Leisure Products)	731
53,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,490
48,094	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	440
3,700	SMC Corp. (Machinery)	1,106
40,500	SoftBank Corp. (Wireless Telecommunication Services)	2,357
10,108	Sony Financial Holdings, Inc. (Insurance)	163
368,809	Sumitomo Chemical Co. Ltd. (Chemicals)	1,901
301,986	Sumitomo Corp. (Trading Companies & Distributors)	3,237
130,226	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,909
204,648	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,853
261,832	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,082
46,391	Sumitomo Rubber Industries Ltd. (Auto Components)	858
15,600	Sysmex Corp. (Health Care Equipment & Supplies)	868
210,111	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	10,511
17,242	The Chugoku Electric Power Co., Inc. (Electric Utilities)^	225
54,420	The Yokohama Rubber Co. Ltd. (Auto Components)	563
45,849	Tokio Marine Holdings, Inc. (Insurance)	1,735
76,981	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	666
5,900	Topcon Corp. (Electronic Equipment, Instruments & Components)	145
147,522	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	1,139
65,324	TOTO Ltd. (Building Products)	972
16,962	Toyoda Gosei Co. Ltd. (Auto Components)	380
455,203	Toyota Motor Corp. (Automobiles)	31,820
52,870	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,404
55,827	Trend Micro, Inc. (Software)	1,844
12,000	Unicharm Corp. (Household Products)	315
301	United Urban Investment Corp. (Real Estate Investment Trusts)	470
59,189	USS Co. Ltd. (Specialty Retail)	1,026
45,319	West Japan Railway Co. (Road & Rail)	2,382

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Japan (continued)
450,500	Yahoo Japan Corp. (Internet Software & Services)	$1,863
10,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	243

		295,759

	Jersey — 0.27%
294,093	Glencore International PLC (Metals & Mining)	1,247
14,610	Wolseley PLC (Trading Companies & Distributors)	865
90,235	WPP PLC (Media)	2,049

		4,161

	Korea, Republic Of — 0.01%
400	Cheil Industries, Inc. (Industrial Conglomerates)(a)	54
225	Hanssem Co. Ltd. (Household Durables)	37
463	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	41

		132

	Luxembourg — 0.30%
7,278	RTL Group (Media)	701
111,933	SES - FDR, Class - A (Media)	3,962

		4,663

	Malaysia — 0.24%
40,200	Airasia Berhad (Airlines)	26
30,000	Alliance Financial Group Berhad (Banks)	39
48,300	AMMB Holdings Berhad (Banks)	83
46,300	Astro Malaysia Holdings Berhad (Media)	40
70,200	Axiata Group Berhad (Wireless Telecommunication Services)	134
21,897	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	20
3,800	British American Tobacco Malaysia Berhad (Tobacco)	70
49,800	Bumi Armada Berhad (Energy Equipment & Services)	14
137,900	CIMB Group Holdings Berhad (Banks)	232
92,736	Dialog Group Berhad (Construction & Engineering)	40
89,200	DiGi.Com Berhad (Wireless Telecommunication Services)	152
25,500	Felda Global Ventures Holdings Berhad (Food Products)	15
40,000	Gamuda Berhad (Construction & Engineering)	55
59,500	Genting Berhad (Hotels, Restaurants & Leisure)	144
85,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	98
7,800	Genting Plantations Berhad (Food Products)	21
14,500	Hong Leong Bank Berhad (Banks)	56
6,900	Hong Leong Financial Group Berhad (Banks)	32
67,200	Ihh Healthcare Berhad (Health Care Providers & Services)	109

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Malaysia (continued)
32,400	IJM Corp. Berhad (Construction & Engineering)	$63
85,500	IOI Corp. Berhad (Food Products)	106
39,800	IOI Properties Group Berhad (Real Estate Management & Development)	23
10,700	Kuala Lumpur Kepong Berhad (Food Products)	66
11,600	Lafarge Malayan Cement Berhad (Construction Materials)	31
122,900	Malayan Banking Berhad (Banks)	310
34,300	Malaysia Airports holdings Berhad (Transportation Infrastructure)	65
55,600	Maxis Berhad (Wireless Telecommunication Services)	108
31,700	MISC Berhad (Marine)	73
76,600	Petronas Chemicals Group Berhad (Chemicals)	117
7,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	38
16,100	Petronas Gas Berhad (Gas Utilities)	100
13,300	PPB Group Berhad (Food Products)	55
73,800	Public Bank Berhad (Banks)	375
16,600	RHB Capital Berhad (Banks)	36
97,700	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	62
81,000	Sime Darby Berhad (Industrial Conglomerates)	203
29,200	Telekom Malaysia Berhad (Diversified Telecommunication Services)	57
87,000	Tenega Nasional Berhad (Electric Utilities)	337
29,300	UEM Sunrise Berhad (Real Estate Management & Development)	11
16,100	UMW Holdings Berhad (Automobiles)	47
128,000	YTL Corp. Berhad (Multi-Utilities)	58
49,200	YTL Power International Berhad (Multi-Utilities)	20

		3,741

	Malta — 0.00%
8,581	Brait SE (Capital Markets)	59

	Mexico — 0.48%
78,900	Alfa SAB de CV, Class - A (Industrial Conglomerates)(a)	160
909,400	America Movil SAB de CV (Wireless Telecommunication Services)	931
9,700	Arca Continental SAB de CV (Beverages)(a)	60
15,800	Cemex SAB de CV, ADR (Construction Materials)(a)	150
327,564	Cemex SAB de CV (Construction Materials)(a)	310
10,500	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	84
33,200	Compartamos SAB de CV (Consumer Finance)(a)	60
12,400	Controladora Comercial Mexicana SAB de C.V (Food & Staples Retailing)	40
5,400	El Puerto de Liverpool SAB de CV, Class - C1 (Multiline Retail)(a)	63

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Mexico (continued)
61,200	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	$162
53,200	Fomento Economico Mexicano SAB de CV (Beverages)(a)	497
24,200	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals)(a)	23
3,900	Gruma, S.A.B de CV, Class - B (Food Products)	50
9,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	60
6,200	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)(a)	83
45,900	Grupo Bimbo SAB de CV (Food Products)(a)	129
16,100	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	67
10,900	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)(a)	33
69,300	Grupo Financiero Banorte SAB de CV (Banks)	401
64,600	Grupo Financiero Inbursa, SAB de CV, Class - O (Banks)	163
49,700	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	109
9,400	Grupo Lala SAB de CV (Food Products)	19
102,700	Grupo Mexico SAB de CV, Series B (Metals & Mining)	303
66,776	Grupo Televisa SA, ADR (Media)(a)	2,203
72,200	Grupo Televisa SAB de CV (Media)(a)	477
3,610	Industrias Penoles SAB de CV (Metals & Mining)	63
42,800	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	89
26,900	Mexichem SAB de CV (Chemicals)	70
19,800	Minera Frisco SAB de CV, Class - A1 (Metals & Mining)(a)	21
17,300	Ohl Mexico SAB de CV (Transportation Infrastructure)(a)	33
7,200	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering)(a)	77
142,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	356

		7,346

	Netherlands — 3.11%
43,468	AEGON NV (Insurance)	343
16,545	Airbus Group NV (Aerospace & Defense)	1,075
121,888	Akzo Nobel NV (Chemicals)	9,227
61,803	ASML Holding NV (Semiconductors & Semiconductor Equipment)	6,299
8,061	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	814
2,443	Corio NV (Real Estate Investment Trusts)	138
5,253	Delta Lloyd NV (Insurance)	99

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Netherlands (continued)
27,272	Gemalto NV (Software)^	$2,175
57,146	ING Groep NV-CVA (Banks)(a)	838
94,957	Koninklijke Ahold NV (Food & Staples Retailing)	1,873
7,368	Koninklijke Boskalis Westminster NV (Construction & Engineering)	363
35,596	Koninklijke DSM NV (Chemicals)	1,989
107,381	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,051
9,363	Randstad Holding NV (Professional Services)	569
303,394	Reed Elsevier NV (Media)	7,564
4,300	Sensata Technologies Holding NV (Electrical Equipment)(a)	247
266,410	TNT NV (Air Freight & Logistics)(a)	1,135
218,392	Unilever NV (Food Products)	9,137
28,792	Wolters Kluwer NV (Media)	941
5,400	Yandex NV (Internet Software & Services)(a)	82

		47,959

	New Zealand — 0.07%
63,628	Auckland International Airport Ltd. (Transportation Infrastructure)	214
156,000	Infratil Ltd. (Electric Utilities)	371
213,683	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	476

		1,061

	Norway — 0.53%
41,783	DNB ASA (Banks)	673
10,927	Gjensidige Forsikring ASA (Insurance)	189
169,082	Orkla ASA (Food Products)	1,280
243,870	Statoil ASA (Oil, Gas & Consumable Fuels)	4,325
82,847	Telenor ASA (Diversified Telecommunication Services)	1,676

		8,143

	Papua New Guinea — 0.09%
242,173	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	1,328

	Peru — 0.02%
5,500	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	56
1,900	Credicorp Ltd. (Banks)	267

		323

	Philippines — 0.10%
56,900	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	74
38,300	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	38
60,300	Alliance Global Group, Inc. (Industrial Conglomerates)	36
5,390	Ayala Corp. (Diversified Financial Services)	96

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Philippines (continued)
194,900	Ayala Land, Inc. (Real Estate Management & Development)	$168
22,490	Bank of the Philippine Islands (Banks)	51
39,960	BDO Unibank, Inc. (Banks)	110
115,800	DMCI Holdings, Inc. (Industrial Conglomerates)	40
248,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	47
1,060	Globe Telecom, Inc. (Wireless Telecommunication Services)	48
15,140	International Container Terminal Services, Inc. (Transportation Infrastructure)	37
70,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	115
12,380	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	61
346,000	Megaworld Corp. (Real Estate Management & Development)	42
324,000	Metro Pacific Investments Corp. (Diversified Financial Services)	35
3,916	Metropolitan Bank & Trust Co. (Banks)	9
2,425	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	155
4,130	SM Investments Corp. (Industrial Conglomerates)	83
224,100	SM Prime Holdings, Inc. (Real Estate Management & Development)	100
25,390	Universal Robina Corp. (Food Products)	128

		1,473

	Poland — 0.10%
1,346	Alior Bank SA (Banks)(a)	30
971	Bank Handlowy w Warszawie SA (Banks)	28
13,300	Bank Millennium SA (Banks)	23
3,628	Bank Pekao SA (Banks)	176
969	Bank Zachodni WBK SA (Banks)	88
238	CCC SA (Textiles, Apparel & Luxury Goods)	11
5,459	Cyfrowy Polsat SA (Media)	36
6,568	Enea SA (Electric Utilities)	29
3,594	Energa SA (Electric Utilities)	24
1,813	Eurocash SA (Food & Staples Retailing)	16
47,826	Getin Nobel Bank SA (Banks)(a)	21
1,261	Grupa Azoty SA (Chemicals)	27
2,309	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	17
3,832	KGHM Polska Miedz SA (Metals & Mining)	121
20	LPP SA (Textiles, Apparel & Luxury Goods)	38
439	mBank SA (Banks)	51
21,551	PGE SA (Electric Utilities)	118
8,827	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	138

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Poland (continued)
52,480	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	$76
24,137	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	217
1,552	Powszechny Zaklad Ubezpieczen SA (Insurance)	200
16,485	Synthos SA (Chemicals)	19
32,573	Tauron Polska Energia SA (Electric Utilities)	38
19,720	Telekomunikacja Polska SA (Diversified Telecommunication Services)	50

		1,592

	Portugal — 0.09%
377,868	EDP - Energias de Portugal SA (Electric Utilities)	1,416

	Qatar — 0.06%
2,648	Barwa Real Estate Co. (Real Estate Management & Development)	33
1,529	Doha Bank Qsc (Banks)	21
1,472	Gulf International Services QSC (Energy Equipment & Services)	39
4,122	Industries Qatar Q.S.C. (Industrial Conglomerates)	157
10,143	Masraf Al Rayan (Banks)	133
2,222	Ooredoo Qsc (Diversified Telecommunication Services)	61
760	Qatar Electricity & Water Co. (Multi-Utilities)	41
1,950	Qatar Islamic Bank (Banks)	53
4,543	Qatar National Bank (Banks)	241
1,584	The Commercial Bank of Qatar QSC (Banks)	24
9,533	Vodafone Qatar (Wireless Telecommunication Services)	47

		850

	Russia — 0.27%
38,600	ALROSA AO (Metals & Mining)	48
3,371,000	Federal Hydrogenerating Co. (Electric Utilities)	31
324,727	Gazprom OAO (Oil, Gas & Consumable Fuels)	777
10,645	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	489
13,964	LUKOIL OAO (Oil, Gas & Consumable Fuels)	651
7,098	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	362
2,606	MegaFon OAO, GDR (Wireless Telecommunication Services)	42
1,528	Mining & Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	274
14,600	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	147
2,542	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	191

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Russia (continued)
28,730	Rosneft Oil (Oil, Gas & Consumable Fuels)	$125
18,370	Rostelecom OJSC (Diversified Telecommunication Services)	25
291,070	Sberbank of Russia (Banks)	315
5,750	Severstal (Metals & Mining)	65
3,825	Sistema JSFC - Registered, GDR (Wireless Telecommunication Services)	28
208,800	Surgutneftegas (Oil, Gas & Consumable Fuels)	126
39,860	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	197
37,470	Uralkali OJSC (Chemicals)	101
135,270,000	VTB Bank OJSC (Banks)	140

		4,134

	Singapore — 1.33%
424,572	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	801
423,644	CapitaCommercial Trust (Real Estate Investment Trusts)	545
503,615	CapitaMall Trust (Real Estate Investment Trusts)	808
30,698	DBS Group Holdings Ltd. (Banks)	456
1,833,941	Hutchison Port Holdings Trust (Transportation Infrastructure)	1,275
604,199	Keppel Corp. Ltd. (Industrial Conglomerates)	3,963
144,590	Keppel Land Ltd. (Real Estate Management & Development)	469
266,608	Olam International Ltd. (Food & Staples Retailing)	386
411,017	SembCorp Marine Ltd. (Machinery)^	875
83,500	Singapore Exchange Ltd. (Diversified Financial Services)	495
511,581	Singapore Press Holdings Ltd. (Media)	1,562
406,527	Singapore Tech Engineering (Aerospace & Defense)	1,031
1,893,179	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	6,044
125,626	StarHub Ltd. (Wireless Telecommunication Services)	398
492,480	Suntec REIT (Real Estate Investment Trusts)	666
761,136	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	702

		20,476

	South Africa — 0.61%
43,895	African Bank Investments Ltd. (Diversified Financial Services)(a)	—
3,271	African Rainbow Minerals Ltd. (Metals & Mining)	27
1,170	Anglo Platinum Ltd. (Metals & Mining)(a)	29
11,265	AngloGold Ashanti Ltd. (Metals & Mining)(a)	108

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	South Africa (continued)
8,576	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	$272
1,027	Assore Ltd. (Metals & Mining)	11
9,306	Barclays Africa Group Ltd. (Banks)	142
5,507	Barloworld Ltd. (Trading Companies & Distributors)	42
8,487	Bidvest Group Ltd. (Industrial Conglomerates)	230
6,365	Coronation Fund Managers Ltd. (Capital Markets)	52
8,906	Discovery Ltd. (Insurance)	92
3,474	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	29
90,045	FirstRand Ltd. (Diversified Financial Services)	414
23,078	Gold Fields Ltd. (Metals & Mining)	98
55,514	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	131
14,854	Impala Platinum Holdings Ltd. (Metals & Mining)(a)	72
5,145	Imperial Holdings Ltd. (Distributors)	82
6,725	Investec Ltd. (Capital Markets)	55
1,805	Kumba Iron Ore Ltd. (Metals & Mining)	23
3,592	Liberty Holdings Ltd. (Insurance)	50
27,750	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	97
2,604	Massmart Holdings Ltd. (Food & Staples Retailing)	32
11,339	Mediclinic International Ltd. (Health Care Providers & Services)	114
28,315	MMI Holdings Ltd. (Insurance)	77
15,582	Mr. Price Group Ltd. (Specialty Retail)	334
45,545	MTN Group Ltd. (Wireless Telecommunication Services)	770
17,884	Nampak Ltd. (Containers & Packaging)	60
13,254	Naspers Ltd. (Media)	2,044
5,585	Nedbank Group Ltd. (Banks)	110
29,026	Netcare Ltd. (Health Care Providers & Services)	100
6,007	Pick n Pay Stores Ltd. (Food & Staples Retailing)	25
13,295	PPC Ltd. (Construction Materials)	20
91,563	Redefine Properties Ltd. (Real Estate Investment Trusts)	94
13,249	Remgro Ltd. (Diversified Financial Services)	291
8,032	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	69
20,460	RMB Holdings Ltd. (Diversified Financial Services)	118
17,162	RMI Holdings Ltd. (Insurance)	66
4,340	Samsung Heavy Industries Co. Ltd. (Machinery)	71
49,668	Sanlam Ltd. (Insurance)	320
14,462	Sappi Ltd. (Paper & Forest Products)(a)	58
15,246	Sasol Ltd. (Oil, Gas & Consumable Fuels)	518
37,253	Shoprite Holdings Ltd. (Food & Staples Retailing)	505
33,405	Standard Bank Group Ltd. (Banks)	463

Shares	Security Description	Value (000)
	Common Stocks (continued)

	South Africa (continued)
56,723	Steinhoff International Holdings Ltd. (Household Durables)	$356
5,590	Telkom SA SOC Ltd. (Diversified Telecommunication Services)(a)	37
5,896	The Foschini Group Ltd. (Specialty Retail)	88
4,499	The Spar Group Ltd. (Food & Staples Retailing)	70
4,444	Tiger Brands Ltd. (Food Products)	112
10,682	Truworths International Ltd. (Specialty Retail)	78
5,067	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	12
10,004	Vodacom Group Ltd. (Wireless Telecommunication Services)	110
25,278	Woolworths Holdings Ltd. (Multiline Retail)	180

		9,358

	South Korea — 2.05%
83	Amorepacific Corp. (Personal Products)	251
83	Amorepacific Group (Personal Products)	112
5,701	BS Financial Group, Inc. (Banks)	78
1,553	Celltrion, Inc. (Pharmaceuticals)(a)	97
2,220	Cheil Worldwide, Inc. (Media)(a)	48
211	CJ Cheiljedang Corp. (Food Products)	72
374	CJ Corp. (Industrial Conglomerates)	59
206	CJ Korea Express Co. Ltd. (Road & Rail)(a)	36
1,590	Coway Co. Ltd. (Household Durables)	131
651	Daelim Industrial Co. Ltd. (Construction & Engineering)	38
3,090	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering)(a)	22
1,370	Daewoo International Corp. (Trading Companies & Distributors)	33
5,070	Daewoo Securities Co. Ltd. (Capital Markets)	59
2,810	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	46
658	Daum Kakao Corp. (Internet Software & Services)	68
4,533	DGB Financial Group, Inc. (Banks)	49
1,490	Dongbu Insurance Co. Ltd. (Insurance)	66
180	Doosan Corp. (Industrial Conglomerates)	19
1,410	Doosan Heavy Industries & Construction Co. Ltd. (Electrical Equipment)	36
3,320	Doosan Infracore Co. Ltd. (Machinery)(a)	36
576	E-Mart Co. Ltd. (Food & Staples Retailing)	121
1,415	GS Engineering & Construction Corp. (Construction & Engineering)(a)	39
1,324	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	51
1,110	Halla Climate Control Corp. (Auto Components)	38
7,940	Hana Financial Group, Inc. (Banks)	206

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	South Korea (continued)
2,008	Hankook Tire Co. Ltd. (Auto Components)	$82
2,680	Hanwha Chemical Corp. (Chemicals)	35
1,430	Hanwha Corp. (Chemicals)	47
439	Honam Petrochemical Corp. (Chemicals)	81
958	Hotel Shilla Co. Ltd. (Specialty Retail)	85
15,740	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	646
627	Hyosung Corp. (Chemicals)	49
451	Hyundai Department Store (Multiline Retail)	61
1,690	Hyundai Development Co. (Construction & Engineering)	86
1,892	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	86
504	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	103
1,058	Hyundai Heavy Industries Co. Ltd. (Machinery)	116
1,900	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	42
3,691	Hyundai Merchant Marine Co. Ltd. (Marine)(a)	30
318	Hyundai Mipo Dockyard Co. (Machinery)(a)	22
5,040	Hyundai Mobis Co. Ltd. (Auto Components)	1,121
37,191	Hyundai Motor Co. Ltd. (Automobiles)	5,650
1,918	Hyundai Steel Co. (Metals & Mining)	126
464	Hyundai Wia Corp. (Auto Components)	59
6,747	Industrial Bank of Korea (Banks)	81
910	Jinro Ltd. (Beverages)	18
2,770	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	87
10,454	KB Financial Group, Inc. (Banks)	370
135	KCC Corp. (Building Products)	69
7,307	Kia Motors Corp. (Automobiles)	298
1,180	Korea Aerospace Industries Ltd. (Aerospace & Defense)	60
7,160	Korea Electric Power Corp. (Electric Utilities)	297
830	Korea Gas Corp. (Gas Utilities)	30
990	Korea Investment Holdings Co. Ltd. (Capital Markets)	56
307	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	22
6,430	Korea Life Insurance Co. Ltd. (Insurance)	43
249	Korea Zinc Co. Ltd. (Metals & Mining)	95
1,071	Korean Air Lines Co. Ltd. (Airlines)(a)	47
493	KT Corp. (Diversified Telecommunication Services)	13
56,534	KT&G Corp. (Tobacco)	4,521
1,293	LG Chem Ltd. (Chemicals)	262
2,656	LG Corp. (Industrial Conglomerates)	147
6,520	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	183

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	South Korea (continued)
2,944	LG Electronics, Inc. (Information Technology)	$156
877	LG Household & Health Care Ltd. (Household Products)	665
362	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	38
5,540	LG UPlus Corp. (Diversified Telecommunication Services)	55
21	Lotte Confectionery Co. Ltd. (Food Products)	34
325	Lotte Shopping Co. Ltd. (Multiline Retail)	69
425	LS Corp. (Electrical Equipment)	20
491	LS Industrial Systems Co. Ltd. (Electrical Equipment)	28
809	Mirae Asset Securities Co. Ltd. (Capital Markets)	38
765	Naver Corp. (Internet Software & Services)	463
396	NCsoft Corp. (Software)	65
3,690	NH Investment & Securities Co. Ltd. (Capital Markets)	48
435	OCI Co. Ltd. (Chemicals)	41
104	Orion Corp. (Food Products)	108
2,470	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	54
1,779	POSCO (Metals & Mining)	393
498	S1 Corp. (Commercial Services & Supplies)	38
3,479	Samsung C&T Corp. (Trading Companies & Distributors)	186
890	Samsung Card Co. Ltd. (Consumer Finance)	33
1,598	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	111
3,365	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	4,372
927	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	224
1,698	Samsung Life Insurance Co. Ltd. (Insurance)	148
1,485	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	183
705	Samsung SDS Co. Ltd. (IT Services)	170
1,570	Samsung Securities Co. Ltd. (Capital Markets)	74
11,610	Shinhan Financial Group Co. Ltd. (Banks)	440
215	Shinsegae Co. Ltd. (Multiline Retail)	33
588	SK C&C Co. Ltd. (IT Services)	123
715	SK Holdings Co. Ltd. (Industrial Conglomerates)	110
1,674	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	144
2,630	SK Networks Co. Ltd. (Trading Companies & Distributors)	19

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	South Korea (continued)
23,253	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	$5,713
1,131	S-Oil Corp. (Oil, Gas & Consumable Fuels)	66
8,243	Woori Bank (Banks)	70
229	Yuhan Corp. (Pharmaceuticals)	39

		31,608

	Spain — 2.37%
93,053	Abertis Infraestructuras SA (Transportation Infrastructure)	1,684
40,672	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,443
341,634	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,455
1,025,824	Banco Santander SA (Banks)	7,739
157,948	CaixaBank SA (Banks)	750
4,918	Cemex Latam Holdings SA (Construction Materials)(a)	26
53,172	Corporacion Mapfre (Insurance)	194
11,679	Enagas (Gas Utilities)	334
149,604	Ferrovial SA (Construction & Engineering)	3,185
20,160	Gas Natural SDG SA (Gas Utilities)	454
15,272	Grifols SA, ADR (Biotechnology)	501
15,717	Grifols SA (Biotechnology)	675
7,600	Grifols SA, Class - B (Biotechnology)	255
293,283	Iberdrola SA (Electric Utilities)	1,892
234,546	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,371
37,397	Tecnicas Reunidas SA (Energy Equipment & Services)	1,572
557,686	Telefonica SA (Diversified Telecommunication Services)	7,950

		36,480

	Sweden — 2.64%
30,174	Assa Abloy AB, Class - B (Building Products)	1,802
4,935	Autoliv, Inc. (Auto Components)	587
32,064	Electrolux AB, Series B (Household Durables)^	921
16,361	Industrivarden AB, C Shares (Diversified Financial Services)	308
10,457	Modern Times Group, B Shares (Media)	321
338,275	Nordea Bank AB (Banks)	4,138
474,967	Sandvik AB (Machinery)	5,322
169,173	Skandinaviska Enskilda Banken AB, Class - A (Banks)^	1,983
133,313	Skanska AB, B Shares (Construction & Engineering)	2,995
176,381	SKF AB, B Shares (Machinery)^	4,565
36,145	Svenska Handelsbanken AB, A Shares (Banks)^	1,635
148,287	Swedbank AB, A Shares (Banks)^	3,551
71,088	Tele2 AB, B Shares (Wireless Telecommunication Services)	851
530,456	TeliaSonera AB (Diversified Telecommunication Services)	3,377

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Sweden (continued)
683,188	Volvo AB, B Shares (Machinery)^	$8,278

		40,634

	Switzerland — 9.24%
889,095	ABB Ltd. - Registered (Electrical Equipment)	18,880
13,179	Actelion Ltd. - Registered (Biotechnology)	1,527
97,719	Adecco SA, Registered Shares (Professional Services)	8,147
6,185	Baloise Holding AG, Registered Shares (Insurance)	819
112,575	Clariant AG (Chemicals)	2,253
20,423	Compagnie Financiere Richemont SA - Registered (Textiles, Apparel & Luxury Goods)	1,646
88,566	Credit Suisse Group AG - Registered (Capital Markets)	2,387
7,584	DKSH Holding Ltd. (Professional Services)	620
4,298	Givaudan SA - Registered (Chemicals)	7,795
26,208	Holcim Ltd. - Registered (Construction Materials)	1,960
9,510	Julius Baer Group Ltd. (Capital Markets)	477
19,138	Kuehne & Nagel International (Marine)	2,847
363,713	Nestle SA (Food Products)	27,479
75,065	Novartis AG - Registered (Pharmaceuticals)	7,429
4,020	Pargesa Holding SA (Diversified Financial Services)	283
3,123	Partners Group Holding AG (Capital Markets)	934
32,143	Roche Holding AG - Genusscheine (Pharmaceuticals)	8,871
2,135	SGS SA - Registered (Professional Services)	4,088
14,566	Swiss Prime Site AG - Registered (Real Estate Management & Development)	1,267
45,835	Swiss Re AG (Insurance)	4,440
6,065	Swisscom AG - Registered (Diversified Telecommunication Services)	3,524
41,374	Syngenta AG, Registered Shares (Chemicals)	14,084
2,692	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	1,142
353,742	UBS Group AG (Capital Markets)	6,671
37,525	Zurich Financial Services AG (Insurance)	12,719

		142,289

	Taiwan — 0.96%
81,450	Acer, Inc. (Technology Hardware, Storage & Peripherals)(a)	53
172,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	232
8,795	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	67

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Taiwan (continued)
57,120	Asia Cement Corp. (Construction Materials)	$72
52,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	24
19,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	191
234,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	118
18,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	189
226,800	Cathay Financial Holding Co. Ltd. (Insurance)	362
120,720	Chang Hwa Commercial Bank Ltd. (Banks)	70
46,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	106
15,075	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	42
52,000	China Airlines Ltd. (Airlines)(a)	27
370,000	China Development Financial Holding Corp. (Banks)	128
77,900	China Life Insurance Co. Ltd. (Insurance)	68
21,000	China Motor Corp. (Automobiles)	18
328,440	China Steel Corp. (Metals & Mining)	273
373,318	Chinatrust Financial Holding Co. Ltd. (Banks)	249
106,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	337
11,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	17
123,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	102
18,000	CTCI Corp. (Construction & Engineering)	30
51,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	323
179,445	E.Sun Financial Holding Co. Ltd. (Banks)	110
5,200	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	68
25,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	40
42,449	EVA Airways Corp. (Airlines)(a)	31
42,000	Evergreen Marine Corp. Ltd. (Marine)(a)	31
27,540	Far Eastern Department Stores Ltd. (Multiline Retail)	23
76,720	Far Eastern New Century Corp. (Industrial Conglomerates)	79
40,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	97
9,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	10

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Taiwan (continued)
197,070	First Financial Holdings Co. Ltd. (Banks)	$117
87,000	Formosa Chemicals & Fibre Corp. (Chemicals)	200
1,100	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	12
31,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	68
115,000	Formosa Plastics Corp. (Chemicals)	279
23,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	24
25,200	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	68
180,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	323
8,000	Giant Manufacturing Co. Ltd. (Leisure Products)	77
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	58
13,500	Highwealth Construction Corp. (Real Estate Management & Development)	32
5,150	Hiwin Technologies Corp. (Machinery)	38
337,200	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	988
7,000	Hotai Motor Co. Ltd. (Specialty Retail)	108
19,000	HTC Corp. (Technology Hardware, Storage & Peripherals)(a)	85
158,620	Hua Nan Financial Holdings Co. Ltd., Class - C (Banks)	91
222,553	Innolux Corp. (Electronic Equipment, Instruments & Components)	111
59,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment)(a)	79
68,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	49
9,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	29
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	258
55,275	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	72
39,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	528
276,000	Mega Financial Holding Co. Ltd. (Banks)	229
6,300	Merida Industry Co. Ltd. (Leisure Products)	50
133,000	Nan Ya Plastics Corp. (Chemicals)	295
16,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	83
43,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	116
4,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	33

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Taiwan (continued)
60,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	$84
22,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	38
16,000	President Chain Store Corp. (Food & Staples Retailing)	120
122,320	President Enterprises Corp. (Food Products)	205
35,500	Quanta Computer, Inc., GDR (Technology Hardware, Storage & Peripherals)(b)	429
72,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	174
6,328	Quanta Computer, Inc. - Registered, GDR (Technology Hardware, Storage & Peripherals)	76
13,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	40
14,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	45
19,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	29
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	33
6,240	ScinoPharm Taiwan Ltd. (Pharmaceuticals)	10
212,955	Shin Kong Financial Holding Co. Ltd. (Insurance)	61
77,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	128
8,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	40
190,311	SinoPac Financial Holdings Co. Ltd. (Banks)	79
9,810	Standard Foods Corp. (Food Products)	25
38,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	51
226,462	Taishin Financial Holding Co. Ltd. (Banks)	96
118,560	Taiwan Business Bank (Banks)(a)	36
91,000	Taiwan Cement Corp. (Construction Materials)	128
181,854	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	92
18,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	31
51,000	Taiwan Glass Industry Corp. (Building Products)	37
45,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	157
30,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	705

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Taiwan (continued)
673,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$3,131
42,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	40
7,000	TPK Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	49
7,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	25
8,000	U-Ming Marine Transport Corp. (Marine)	12
31,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	20
327,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	162
22,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	37
76,000	Walsin Lihwa Corp. (Electrical Equipment)(a)	23
23,000	Wan Hai Lines Ltd. (Marine)	28
57,121	Wistron Corp. (Technology Hardware, Storage & Peripherals)	49
43,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	55
33,000	Yang Ming Marine Transport (Marine)(a)	19
219,900	Yuanta Financial Holding Co. Ltd. (Capital Markets)	111
24,000	Yulon Motor Co. Ltd. (Automobiles)	33

		14,830

	Thailand — 0.17%
29,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	213
12,600	Airports of Thailand Public Co. Ltd., Foreign Registered Shares (Transportation Infrastructure)	108
15,400	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	87
92,000	Bangkok Dusit Medical Service Public Co. Ltd., Class - F (Health Care Providers & Services)	55
25,500	Banpu Public Co. Ltd., Foreign Registered Shares (Oil, Gas & Consumable Fuels)	23
30,400	BEC World Public Co. Ltd., Foreign Registered Shares (Media)	38
175,800	BTS Group Holdings Public Co. Ltd. (Road & Rail)	49
5,900	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	28

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Thailand (continued)
40,000	Central Pattana Public Co. Ltd., Foreign Registered Shares (Real Estate Management & Development)	$53
81,600	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	56
123,100	CP ALL Public Co. Ltd. (Food & Staples Retailing)	155
9,200	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	21
26,800	Energy Absolute Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	21
17,300	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	46
120,728	Home Product Center Public Co. Ltd., Foreign Registered Shares (Specialty Retail)	30
33,200	Indorama Ventures Public Co. Ltd. (Chemicals)	27
248,200	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	33
51,300	Kasikornbank Public Co. Ltd. (Banks)	361
107,800	Krung Thai Bank Public Co. Ltd., Foreign Registered Shares (Banks)	76
46,400	Minor International Public Co. Ltd., Foreign Registered Shares (Hotels, Restaurants & Leisure)	50
38,500	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	129
44,800	PTT Global Chemical Public Co. Ltd. (Chemicals)	71
38,800	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	385
43,800	Siam Commercial Bank Public Co. Ltd. (Banks)	240
26,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	43
38,400	Thai Union Frozen Products Public Co. Ltd. (Diversified Consumer Services)	24
8,800	The Siam Cement Public Co. Ltd. - NVDR (Construction Materials)	139
436,800	TMB Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	40
238,619	True Corp. Public Co. Ltd. - Foreign Registered Shares (Diversified Telecommunication Services)(a)	92

		2,693

	Turkey — 0.10%
59,604	Akbank TAS (Banks)	176
6,037	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)(a)	51
6,942	Arcelik A/S (Household Durables)	40
5,766	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	102
1,899	Coca-Cola Icecek A/S (Beverages)	32

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Turkey (continued)
50,826	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	$58
11,745	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	24
42,091	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	65
2,121	Ford Otomotiv Sanayi A/S (Automobiles)	28
23,989	Haci OMER Sabanci Holding (Diversified Financial Services)	85
18,402	KOC Holdings A/S (Industrial Conglomerates)	83
6,398	Petkim Petrokimya Holding AS (Chemicals)	9
5,049	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	42
3,854	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	23
3,307	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	78
16,289	Turk Hava Yollari Anonim Ortakligi (Airlines)(a)	54
12,992	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	35
22,309	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(a)	115
62,684	Turkiye Garanti Bankasi A/S (Banks)	205
17,024	Turkiye Halk Bankasi A/S (Banks)	84
42,821	Turkiye Is Bankasi A/S, C Shares (Banks)	97
17,675	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	22
23,039	Turkiye Vakiflar Bankasi TAO, Class - D (Banks)	38
4,274	Ulker Biskuvi Sanayi A/S (Food Products)	32
22,134	Yapi ve Kredi Bankasi AS (Banks)	34

		1,612

	United Arab Emirates — 0.04%
27,263	Abu Dhabi Commercial Bank PJSC (Banks)	48
79,115	Aldar Properties PJSC (Real Estate Management & Development)	51
61,648	Arabtec Holding Co. (Construction & Engineering)(a)	38
5,345	DP World Ltd. (Transportation Infrastructure)	115
57,373	Dubai Financial Market (Diversified Financial Services)	24
27,945	Dubai Islamic Bank (Banks)	47
97,033	Emaar Properties PJSC (Real Estate Management & Development)	175
22,493	First Gulf Bank PJSC (Media)	89
13,819	National Bank of Abu Dhabi (Media)	45

		632

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United Kingdom — 18.27%
250,300	AA PLC (Commercial Services & Supplies)(a)	$1,496
11,358	Admiral Group PLC (Insurance)	258
87,248	AMEC PLC (Energy Equipment & Services)	1,171
314,376	Anglo American PLC (Metals & Mining)	4,719
94,225	Antofagasta PLC (Metals & Mining)	1,024
34,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	557
4,100	Associated British Foods PLC (Food Products)	171
284,159	AstraZeneca PLC (Pharmaceuticals)	19,498
597,964	Aviva PLC (Insurance)	4,790
35,949	Babcock International Group PLC (Commercial Services & Supplies)	525
770,897	BAE Systems PLC (Aerospace & Defense)	5,985
380,585	Balfour Beatty PLC (Construction & Engineering)	1,355
1,208,238	Barclays PLC (Banks)	4,348
205,684	BG Group PLC (Oil, Gas & Consumable Fuels)	2,529
482,858	BHP Billiton PLC (Metals & Mining)	10,553
1,998,670	BP PLC (Oil, Gas & Consumable Fuels)	12,945
374,568	British American Tobacco PLC (Tobacco)	19,381
108,200	British Land Co. PLC (Real Estate Investment Trusts)	1,336
193,160	BT Group PLC (Diversified Telecommunication Services)	1,255
99,949	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	516
79,397	Carnival PLC (Hotels, Restaurants & Leisure)	3,882
309,473	Centrica PLC (Multi-Utilities)	1,161
39,788	Croda International PLC (Chemicals)	1,616
20,272	Delphi Automotive PLC (Auto Components)	1,616
1,253	Diageo PLC (Beverages)	35
84,410	Direct Line Insurance Group (Insurance)	399
12,800	Ensco PLC, ADR (Energy Equipment & Services)	270
19,700	Fidessa Group PLC (Software)	645
812,033	GlaxoSmithKline PLC (Pharmaceuticals)	18,620
121,454	Grainger PLC (Real Estate Management & Development)	372
20,255	Greene King PLC (Hotels, Restaurants & Leisure)^	251
516,300	Haversham Holdings PLC - Registered, Registered Shares (Specialty Retail)(a)	1,225
96,587	Home Retail Group PLC (Internet & Catalog Retail)	236
1,096,181	HSBC Holdings PLC (Banks)	9,332
512,920	HSBC Holdings PLC (HK) (Banks)	4,410
47,478	ICAP PLC (Capital Markets)	371
271,260	Imperial Tobacco Group PLC (Tobacco)	11,921
53,012	Inmarsat PLC (Diversified Telecommunication Services)	728

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United Kingdom (continued)
27,730	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	$1,083
533,228	International Consolidated Airlines Group SA (Airlines)(a)	4,769
296,941	J Sainsbury PLC (Food & Staples Retailing)	1,142
42,758	John Wood Group PLC (Energy Equipment & Services)	403
51,904	Johnson Matthey PLC (Chemicals)	2,607
514,857	Kingfisher PLC (Specialty Retail)	2,907
348,560	Legal & General Group PLC (Insurance)	1,440
59,392	Liberty Global PLC, Class - A (Media)(a)	3,057
75,146	Liberty Global PLC, Series C (Media)(a)	3,743
5,398,354	Lloyds Banking Group PLC (Banks)(a)	6,268
407,095	Marks & Spencer Group PLC (Multiline Retail)	3,230
108,873	Meggitt PLC (Aerospace & Defense)	886
97,641	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	640
228,794	Michael Page International PLC (Professional Services)	1,770
236,595	National Grid PLC (Multi-Utilities)	3,035
294,616	Ocado Group PLC (Internet & Catalog Retail)(a)	1,546
275,658	Old Mutual PLC (Insurance)	908
42,987	Ophir Energy PLC (Oil, Gas & Consumable Fuels)(a)	86
184,371	Pearson PLC (Media)	3,968
71,449	Persimmon PLC (Household Durables)(a)	1,762
172,093	Prudential PLC (Insurance)	4,268
82,847	Resolution Ltd. (Insurance)	508
158,466	Rexam PLC (Containers & Packaging)	1,361
385,062	Rio Tinto PLC (Metals & Mining)	15,831
338,262	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	10,074
313,137	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	9,749
9,254	RSA Insurance Group PLC (Insurance)	58
44,292	SABMiller PLC (Beverages)	2,325
84,000	SEGRO PLC (Real Estate Investment Trusts)	519
13,464	Severn Trent PLC (Water Utilities)	411
22,300	Sports Direct International (Specialty Retail)(a)	201
199,909	SSE PLC (Electric Utilities)	4,442
138,877	Standard Chartered PLC (Banks)	2,252
113,724	Standard Life PLC (Insurance)	802
104,842	Tate & Lyle PLC (Food Products)	930
1,944,429	Tesco PLC (Food & Staples Retailing)	6,975
246,526	The Sage Group PLC (Software)	1,706
801,355	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)	1,732
50,198	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	211
6,853	Unilever PLC (Food Products)	286
41,163	United Utilities Group PLC (Water Utilities)	570

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United Kingdom (continued)
5,410,294	Vodafone Group PLC (Wireless Telecommunication Services)	$17,690
531,778	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,526

		281,179

	United States — 0.15%
29,065	Cognizant Technology Solutions Corp. (IT Services)(a)	1,814
200	MercadoLibre, Inc. (Internet Software & Services)	25
4,400	Southern Copper Corp. (Metals & Mining)	128
2,298	WABCO Holdings, Inc. (Machinery)(a)	282

		2,249

	Total Common Stocks	1,486,808

	Preferred Stocks — 0.77%

	Brazil — 0.14%
3,000	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers)	16
68,640	Banco Bradesco SA - Preferred (Banks)	637
4,500	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)	16
6,600	Bradespar SA - Preferred (Metals & Mining)	22
5,000	Braskem SA - Preferred, Class - A (Chemicals)	17
6,800	Centrais Eletricas Brasileiras SA - Preferred, B Shares (Electric Utilities)	15
20,900	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	85
4,900	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)	37
2,900	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)	30
23,600	Gerdau SA - Preferred (Metals & Mining)	75
86,671	Itausa - Investimentos Itau SA - Preferred (Banks)	272
15,000	Lojas Americanas SA - Preferred (Multiline Retail)	78
7,000	Metalurgica Gerdau SA - Preferred (Metals & Mining)	24
8,170	Oi SA - Preferred (Diversified Telecommunication Services)(a)	13
115,600	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	355
8,900	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)	41
8,100	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)	125

Shares	Security Description	Value (000)
	Preferred Stocks (continued)

	Brazil (continued)
11,200	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)(a)	$18
50,200	Vale SA - Preferred (Metals & Mining)	243

		2,119

	Chile — 0.00%
7,534	Embotelladora Andina SA - Preferred, B Shares (Beverages)	19
2,526	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	46

		65

	Colombia — 0.01%
11,954	Bancolombia SA - Preferred (Banks)	117
3,430	Grupo Argos SA - Preferred (Construction Materials)	22
91,081	Grupo Aval Acciones y Valores SA - Preferred (Banks)	41
2,721	Grupo de Inversiones Suramericana - Preferred (Diversified Financial Services)	35

		215

	Germany — 0.55%
10,205	Bayerische Motoren Werke AG - Preferred (Automobiles)	946
9,935	Henkel AG & Co. KGaA - Preferred (Household Products)	1,170
48,939	Porsche Automobil Holding SE - Preferred (Automobiles)	4,812
5,857	Volkswagen AG - Preferred (Automobile Manufacturers)	1,561

		8,489

	Russia — 0.02%
47	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	101
23,000	Sberbank of Russia - Preferred (Banks)	18
190,100	Surgutneftegas - Preferred (Oil, Gas & Consumable Fuels)	146

		265

	South Korea — 0.05%
1,100	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	113
693	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	69
217	LG Chem Ltd. - Preferred (Chemicals)	30
559	Samsung Electronics Co. Ltd. - Preferred (Technology Hardware, Storage & Peripherals)	557

		769

	Total Preferred Stocks	11,922

	Rights — 0.03%

	Russia — 0.00%
31,900	The Moscow Exchange MICEX (Diversified Financial Services)(a)	38

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Rights (continued)

	South Africa — 0.00%
836	Discovery Ltd. (Insurance)(a)	$2

	Spain — 0.01%
341,634	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	49
566,044	Telefonica SA (Diversified Telecommunication Services)(a)	91

		140

	United Kingdom — 0.02%
23,465	AA Ltd. (Food Products)(a)	6
71,001	Persimmon PLC (Household Durables)(a)	100
138,126	Standard Life PLC (Insurance)(a)	151

		257

	Total Rights	437

Shares or Principal Amount(000)	Security Description	Value (000)
	U.S. Treasury Obligations — 0.00%
20	U.S. Treasury Bill, 0.08%, 6/4/15(c)	20
11	U.S. Treasury Bill, 0.08%, 9/17/15(c)	11

	Total U.S.Treasury Obligations	31

	Time Deposit — 1.51%
23,234	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	23,234

	Total Time Deposit	23,234

	Mutual Funds — 0.74%
3,412,000	Dreyfus Treasury Prime Cash Management Fund, 0.00%	3,412
—	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00%	—
249,053	iShares MSCI India ETF	7,965
64,000	SSgA Treasury Money Market Fund, 0.00%	64

	Total Mutual Funds	11,441

	Repurchase Agreement — 3.40%
52,332	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $52,332,736 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $53,379,020) ^^	52,332

	Total Repurchase Agreement	52,332

	Total Investments (cost $1,432,051) — 103.02%	1,586,205
	Liabilities in excess of other assets — (3.02%)	(46,445)

	Net Assets - 100.00%	$1,539,760

Shares or Principal Amount (000)	Security Description	Value (000)
Repurchase Agreement (continued)

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $94,217 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

FDR—Fiduciary Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Cadence Capital Management, LLC	Mellon Capital Management Corp.	Total
Common Stocks	6.64%	9.95%	13.20%	60.59%	6.19%	96.57%
Preferred Stocks	0.28%	—	0.02%	0.25%	0.22%	0.77%
Rights	—	—	—	0.03%	—	0.03%
Time Deposit	0.28%	0.31%	0.92%	—	—	1.51%
Mutual Funds	—	—	—	0.22%	0.52%	0.74%
Repurchase Agreement	0.12%	0.30%	0.45%	2.53%	—	3.40%
Other Assets (Liabilities)	-0.10%	-0.35%	-0.60%	-2.01%	0.04%	-3.02%

Total Net Assets	7.22%	10.21%	13.99%	61.61%	6.97%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
9	Mini MSCI Emerging Markets Index Future	$438	6/19/15	$21

	Net Unrealized Appreciation/(Depreciation)			21

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 03/31/15(000)	Unrealized Appreciation/ (Depreciation)(000)
	Currencies Purchased
147,869	Canadian Dollar	Mellon Bank	4/6/15	$117	$116	$—

	Total Currencies Purchased			$117	$116	$—

	Currencies Sold
50,695	Euro	Deutsche Bank	4/7/15	$54	$55	$—
2,742,905	Japanese Yen	Deutsche Bank	4/6/15	23	23	—
11,360	Singapore Dollar	Mellon Bank	4/6/15	8	8	—

	Total Currencies Sold			$85	$86	$—

	Net Unrealized/Appreciation(Depreciation)					$—

Amounts designated as “—” are $0 or has been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks — 97.09%

	Australia — 5.64%
318,037	ALS Ltd. (Professional Services)	$1,201
29,721	Amcor Ltd. (Containers & Packaging)	318
39,049	ASX Ltd. (Diversified Financial Services)	1,231
168,055	Aurizon Holdings Ltd. (Road & Rail)	621
399,746	AusNet Services (Electric Utilities)	444
599,872	Australia & New Zealand Banking Group Ltd. (Banks)	16,737
73,102	Bank of Queensland Ltd. (Banks)	768
92,467	Bendigo & Adelaide Bank Ltd. (Banks)	884
92,423	BHP Billiton Ltd. (Metals & Mining)	2,184
447,254	Coca-Cola Amatil Ltd. (Beverages)	3,671
329,432	Commonwealth Bank of Australia (Banks)	23,430
55,353	CSL Ltd. (Biotechnology)	3,883
306,194	Downer EDI Ltd. (Commercial Services & Supplies)	1,042
575,831	Federation Centres (Real Estate Investment Trusts)	1,333
251,069	Fortescue Metals Group Ltd. (Metals & Mining)^	375
1,532,772	GPT Group (Real Estate Investment Trusts)	5,334
68,329	Iluka Resources Ltd. (Metals & Mining)	442
300,070	Independence Group NL (Metals & Mining)	1,197
472,237	Insurance Australia Group Ltd. (Insurance)	2,194
716,606	Metcash Ltd. (Food & Staples Retailing)^	846
1,489,271	Mirvac Group (Real Estate Investment Trusts)	2,279
477,713	National Australia Bank Ltd. (Banks)	14,024
8,176	Newcrest Mining Ltd. (Metals & Mining)(a)	83
852,122	Novion Property Group Pty Ltd. (Real Estate Investment Trusts)	1,629
240,635	Orica Ltd. (Chemicals)	3,667
264,254	Platinum Asset Management Ltd. (Capital Markets)	1,574
334,505	Qantas Airways Ltd. (Airlines)(a)	795
2,147,536	Scentre Group (Real Estate Investment Trusts)	6,117
938,575	Stockland Trust Group (Real Estate Investment Trusts)	3,216
259,471	Suncorp Group Ltd. (Insurance)	2,667

876,031	Sydney Airport (Transportation Infrastructure)	3,456
2,974,623	Telstra Corp. Ltd. (Diversified Telecommunication Services)	14,293
517,661	Toll Holdings Ltd. (Air Freight & Logistics)	3,493
495,715	Treasury Wine Estates Ltd. (Airlines)	1,932
796,284	Westfield Corp. (Real Estate Investment Trusts)	5,792
627,013	Westpac Banking Corp. (Banks)	18,803
431,063	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	11,331

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Australia (continued)
166,947	WorleyParsons Ltd. (Energy Equipment & Services)	$1,214

		164,500

	Austria — 0.14%
103,351	Immofinanz AG (Real Estate Management & Development)(a)	304
78,231	OMV AG (Oil, Gas & Consumable Fuels)	2,149
21,023	Raiffeisen Bank International AG (Banks)^	294
11,077	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	491
26,754	Voestalpine AG (Metals & Mining)	981

		4,219

	Belgium — 1.14%
41,066	Ageas (Insurance)	1,475
43,559	Anheuser-Busch InBev NV (Beverages)	5,329
48,609	Belgacom SA (Diversified Telecommunication Services)	1,702
26,491	Colruyt SA (Food & Staples Retailing)	1,155
67,935	Delhaize Group (Food & Staples Retailing)	6,115
14,027	Groupe Bruxelles Lambert SA (Diversified Financial Services)	1,163
38,303	KBC Groep NV (Banks)(a)	2,370
33,317	Solvay SA (Chemicals)	4,820
73,277	Telenet Group Holding NV (Media)(a)	4,031
26,956	UCB SA (Pharmaceuticals)	1,952
74,045	Umicore SA (Chemicals)	3,095

		33,207

	Bermuda — 0.15%
130,000	Alibaba Health Information Technology Ltd. (Diversified Telecommunication Services)(a)	114
180,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	123
26,700	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	889
158,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	153
91,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	57
198,517	Seadrill Ltd. (Energy Equipment & Services)^	1,866
216,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	123
283,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	1,000

		4,325

	Brazil — 0.42%
34,406	Ambev SA, ADR (Beverages)	198
228,300	Ambev SA (Beverages)	1,320

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Brazil (continued)
5,600	B2W CIA Digital (Internet & Catalog Retail)(a)	$35
63,120	Banco Bradesco SA, ADR (Banks)	586
36,120	Banco Bradesco SA (Banks)	343
42,100	Banco do Brasil SA (Banks)	304
21,500	Banco Santander Brasil SA (Banks)	94
33,700	BB Seguridade Participacoes SA (Insurance)	345
88,600	BM&FBOVESPA SA (Diversified Financial Services)	309
21,500	BR Malls Participacoes SA (Real Estate Management & Development)	115
31,500	BRF SA (Food Products)	624
38,700	CCR SA (Transportation Infrastructure)	201
14,700	Centrais Electricas Brasileiras SA (Electric Utilities)	27
10,309	CETIP SA (Capital Markets)	103
15,900	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	88
32,800	Cielo SA (IT Services)	470
7,000	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	209
34,200	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	59
5,600	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	49
10,600	CPFL Energia SA (Electric Utilities)	67
12,300	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	51
16,170	Duratex SA (Paper & Forest Products)	44
9,100	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	25
12,900	EDP - Energias do Brasil SA (Electric Utilities)	42
30,800	Embraer SA (Aerospace & Defense)	237
14,100	Estacio Participacoes SA (Diversified Consumer Services)	83
11,500	Fibria Celulose SA (Paper & Forest Products)(a)	164
78,400	Hypermarcas SA (Personal Products)(a)	484
51,600	Itau Unibanco Holding SA, ADR (Banks)	571
133,890	Itau Unibanco Holding SA (Banks)	1,485
34,900	JBS SA (Food Products)	155
21,900	Klabin SA (Containers & Packaging)	125
65,088	Kroton Educacional SA (Diversified Consumer Services)	211
7,400	Localiza Rent A Car SA (Road & Rail)	85
9,125	Lojas Americanas SA (Multiline Retail)	38
6,000	Lojas Renner SA (Multiline Retail)	169
1,800	M Dias Branco SA (Food Products)	49
4,100	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	72
8,100	Natura Cosmeticos SA (Personal Products)	69
9,000	OdontoPrev SA (Health Care Providers & Services)	31

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Brazil (continued)
146,100	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	$439
5,900	Porto Seguro SA (Insurance)	66
10,500	Qualicorp SA (Health Care Providers & Services)(a)	76
9,500	Raia Drogasil SA (Food & Staples Retailing)	85
17,200	Souza Cruz SA (Tobacco)	136
7,500	Sul America SA (Insurance)	33
40,600	Tim Participacoes SA (Wireless Telecommunication Services)	135
6,700	Totvs SA (Software)	77
8,400	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	94
5,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	36
17,200	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	350
98,500	Vale SA, ADR (Metals & Mining)^	556
63,400	Vale SA (Metals & Mining)	357
8,100	Via Varejo SA (Specialty Retail)(a)	42
14,560	WEG SA (Machinery)	146

		12,364

	Canada — 0.33%
6,800	Bank of Nova Scotia (Banks)	341
148,275	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)^	2,345
1,300	Cameco Corp. (Oil, Gas & Consumable Fuels)^	18
31,700	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	534
88,600	Centerra Gold, Inc. (Metals & Mining)	432
28,500	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	1,374
75,739	First Quantum Minerals Ltd. (Metals & Mining)	919
76,000	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	3,034
14,100	Labrador Iron Ore Royalty Corp. (Metals & Mining)^	150
9,600	Potash Corp. of Saskatchewan, Inc. (Chemicals)	310
4,900	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)	144

		9,601

	Cayman Islands — 0.09%
35,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	219
46,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	84
45,100	Chailease Holding Co. Ltd. (Diversified Financial Services)	112
288,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)	51
103,000	China Mengniu Dairy Co. Ltd. (Food Products)	548

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Cayman Islands (continued)
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	$61
7,600	Ctrip.com International, ADR (Internet & Catalog Retail)(a)	446
472,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)(a)	124
285,000	Geely Automobile Holdings Ltd. (Automobiles)	147
28,000	Kingsoft Corp. Ltd. (Software)^	82
138,000	New World China Land Ltd. (Real Estate Management & Development)	88
1,029,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)(a)	100
29,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	131
187,000	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	446
60,000	Uni-President China Holdings Ltd. (Food Products)	40
14,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	46

		2,725

	Chile — 0.09%
129,207	AES Gener SA (Independent Power and Renewable Electricity Producers)	70
120,344	Aguas Andinas SA, Class - A (Water Utilities)	70
1,200,479	Banco de Chile SA (Banks)	135
1,869	Banco de Credito e Inversiones SA (Banks)	84
3,194,411	Banco Santander Chile (Banks)	173
59,288	Cencosud SA (Food & Staples Retailing)	141
402,342	Colbun SA (Independent Power and Renewable Electricity Producers)	119
7,499	Compania Cervecerias Unidas SA (Beverages)	78
7,680,939	CorpBanca SA (Banks)	81
166,017	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	248
6,439	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	67
58,680	Empresas CMPC SA (Paper & Forest Products)	161
22,070	Empresas Copec SA (Oil, Gas & Consumable Fuels)	257
947,070	Enersis SA (Electric Utilities)	310
15,666	LATAM Airlines Group SA (Airlines)(a)	129
43,435	S.A.C.I. Falabella (Multiline Retail)	333
14,975	Sonda SA (IT Services)	35
24,405	Vina Concha y Toro SA (Beverages)	50

		2,541

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	China — 2.15%
1,052,000	Agricultural Bank of China Ltd., H Shares (Banks)	$521
96,000	Air China Ltd. (Airlines)	98
222,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	110
59,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	224
104,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	75
37,705	Baidu, Inc., ADR (Internet Software & Services)(a)	7,857
4,678,335	Bank of China Ltd., H Shares (Banks)	2,704
432,000	Bank of Communications Co. Ltd., H Shares (Banks)	371
67,000	BBMG Corp., H Shares (Construction Materials)	62
82,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	80
27,000	Byd Co. Ltd., H Shares (Automobiles)^	139
244,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)(a)	105
248,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(a)	123
366,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	276
90,000	China CNR Corp. Ltd., H Shares (Machinery)(a)	130
184,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	102
207,000	China Communications Construction Co. Ltd. (Construction & Engineering)	291
132,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	59
3,532,000	China Construction Bank Corp., H Shares (Banks)	2,934
94,000	China COSCO Holdings Co. Ltd., H Shares (Marine)^(a)	49
125,900	China Everbright Bank Co. Ltd., H Shares (Banks)	69
66,500	China Galaxy Securities Co., H Shares (Capital Markets)	76
26,300	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	57
359,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,572
142,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	154
47,000	China Medical System Holdings Ltd. (Pharmaceuticals)	72
224,500	China Merchants Bank Co. Ltd., H Shares (Banks)	548
303,000	China Minsheng Banking Corp. Ltd., H Shares (Banks)	370

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	China (continued)
826,482	China Mobile Ltd. (Wireless Telecommunication Services)	$10,789
140,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	139
88,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	146
266,600	China Pacific Insurance Group Co. Ltd., H Shares (Insurance)	1,269
1,254,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	998
103,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	155
177,000	China Railway Group Ltd., H Shares (Construction & Engineering)	181
97,333	China Resources Land Ltd. (Real Estate Management & Development)	276
166,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	425
206,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)(a)	66
682,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	437
68,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(a)	161
44,900	Chongqing Changan Automobile Co. Ltd., Class - A (Automobiles)	123
135,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	88
52,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	193
3,479,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,920
80,000	Cosco Pacific Ltd. (Transportation Infrastructure)	105
241,000	Country Garden Holdings Co. (Real Estate Management & Development)	97
97,000	CSR Corp. Ltd., H Shares (Machinery)^	128
122,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	62
128,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	205
38,000	ENN Energy Holdings Ltd. (Gas Utilities)	233
530,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	77
140,000	Great Wall Motor Co. Ltd., H Shares (Automobiles)	990
118,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	113
33,000	Haitian International Holdings Ltd. (Machinery)	76

Shares	Security Description	Value (000)
	Common Stocks (continued)

	China (continued)
62,800	Haitong Securities Co. Ltd., H Shares (Capital Markets)	$153
86,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	72
186,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	221
3,802,277	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	2,805
45,300	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	66
8,800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	556
62,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	83
61,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	113
27,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	43
54,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	26
72,000	Longfor Properties (Real Estate Management & Development)	102
38,600	New China Life Insurance Co. Ltd., H Shares (Insurance)	216
341,000	People’s Insurance Co. Group of China Ltd., H Shares (Insurance)	173
1,034,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,144
517,447	PICC Property & Casualty Co. Ltd., H Shares (Insurance)(b)	1,023
329,356	Ping An Insurance Group Co. of China (Insurance)	3,959
88,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	78
138,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	91
74,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	249
21,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	65
34,800	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	92
49,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	103
199,500	Shui On Land Ltd. (Real Estate Management & Development)	47
56,500	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	49
186,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	69

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	China (continued)
51,600	Sinopharm Group Co. (Health Care Providers & Services)	$211
70,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	40
94,000	Soho China Ltd. (Real Estate Management & Development)	64
125,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	109
415,565	Tencent Holdings Ltd. (Internet Software & Services)	7,890
18,000	Tsingtao Brewery Co. Ltd. (Beverages)	121
294,000	Want Want China Holdings Ltd. (Food Products)	312
25,000	Weichai Power Co. Ltd. (Machinery)	96
84,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	72
74,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	98
28,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	187
308,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	98
32,400	ZTE Corp., H Shares (Communications Equipment)	74

		62,650

	Colombia — 0.03%
9,084	Almacenes Exito SA (Food & Staples Retailing)	87
4,528	Banco Davivienda SA (Banks)	44
17,948	Cementos Argos SA (Construction Materials)	59
3,958	Corporacion Financiera Colombiana SA (Diversified Financial Services)	54
241,395	Ecopetrol SA (Oil, Gas & Consumable Fuels)	183
13,496	Grupo Argos SA (Construction Materials)	86
11,140	Grupo de Inversiones Suramericana (Diversified Financial Services)	145
16,956	Interconexion Electrica SA (Electric Utilities)	48
42,239	ISAGEN SA ESP (Electric Utilities)	50

		756

	Curaçao — 0.05%
18,796	Schlumberger Ltd. (Energy Equipment & Services)	1,568

	Czech Republic — 0.01%
7,953	CEZ A/S (Electric Utilities)	195
708	Komercni Banka A/S (Banks)	153
4,281	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	34

		382

	Denmark — 1.70%
1,169	A.P. Moller - Maersk A/S, Class - A (Marine)^	2,378

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Denmark (continued)
2,923	A.P. Moller - Maersk A/S, Class - B (Marine)^	$6,117
24,591	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	1,862
19,462	Genmab A/S (Biotechnology)(a)	1,465
679,501	Novo Nordisk A/S, Class - B (Pharmaceuticals)	36,385
123,182	TDC A/S (Diversified Telecommunication Services)	883
2,978	Tryg A/S (Insurance)	352

		49,442

	Egypt — 0.02%
43,060	Commercial International Bank Egypt SAE (Banks)	318
142,421	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	62
45,523	Talaat Moustafa Group (Real Estate Management & Development)	62
17,067	Telecom Egypt Co. (Diversified Telecommunication Services)	25

		467

	Faroe Islands — 0.04%
52,275	Bakkafrost P/F (Food Products)	1,133

	Finland — 0.72%
27,094	Elisa Oyj (Diversified Telecommunication Services)	682
56,182	Fortum Oyj (Electric Utilities)^	1,181
127,582	Kone Oyj (Machinery)^	5,661
50,720	Metso Oyj (Machinery)^	1,482
41,123	Nokian Renkaat Oyj (Auto Components)	1,231
38,879	Orion Oyj, Class - B (Pharmaceuticals)^	1,099
63,577	Sampo Oyj, A Shares (Insurance)	3,214
216,990	Stora Enso Oyj, R Shares (Paper & Forest Products)	2,237
209,202	UPM-Kymmene Oyj (Paper & Forest Products)	4,076

		20,863

	France — 8.20%
525,776	AXA SA (Insurance)	13,258
160,121	BNP Paribas (Banks)	9,738
117,186	Bouygues SA (Construction & Engineering)	4,604
35,580	Casino Guichard-Perrachon SA (Food & Staples Retailing)	3,157
26,116	CNP Assurances (Insurance)	458
216,744	Compagnie de Saint-Gobain (Building Products)	9,529
90,921	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	9,053
14,403	Danone SA (Food Products)	970
65,919	Edenred (Commercial Services & Supplies)	1,645
35,881	Electricite de France SA (Electric Utilities)	862

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	France (continued)
1,321	Essilor International SA (Health Care Equipment & Supplies)	$152
84,982	Eutelsat Communications (Media)	2,817
7,107	Fonciere des Regions (Real Estate Investment Trusts)	704
388,678	GDF Suez (Multi-Utilities)	7,691
6,919	Gecina SA (Real Estate Investment Trusts)	936
9,125	Icade (Real Estate Investment Trusts)	825
17,609	Ingenico Group (Electronic Equipment, Instruments & Components)	1,937
4,306	JC Decaux SA (Media)	145
25,210	Klepierre (Real Estate Investment Trusts)	1,238
63,806	Lagardere SCA (Media)	1,917
84,769	Legrand SA (Electrical Equipment)	4,588
22,188	L’Oreal SA (Personal Products)	4,087
14,491	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,557
30,725	Numericable - SFR (Media)(a)	1,676
607,023	Orange (Diversified Telecommunication Services)	9,766
31,765	Pernod Ricard SA (Beverages)	3,762
10,715	Renault SA (Automobiles)	977
118,074	Rexel SA (Trading Companies & Distributors)	2,230
13,036	Safran SA (Aerospace & Defense)	911
408,775	Sanofi-Aventis (Pharmaceuticals)	40,401
112,408	Schneider Electric SA (Electrical Equipment)	8,743
23,191	SCOR SE (Insurance)	783
49,657	Societe Generale (Banks)	2,401
40,199	Suez Environnement Co. (Multi-Utilities)	693
66,332	Technip SA (Energy Equipment & Services)	4,020
791,160	Total SA (Oil, Gas & Consumable Fuels)^	39,360
24,511	Unibail-Rodamco SE (Real Estate Investment Trusts)^	6,616
26,250	Valeo SA (Auto Components)	3,924
51,456	Veolia Environnement (Multi-Utilities)	974
277,837	Vinci SA (Construction & Engineering)	15,899
358,255	Vivendi (Media)	8,907
122,870	Zodiac Aerospace (Aerospace & Defense)	4,073

		238,984

	Germany — 8.04%
95,480	Allianz SE (Insurance)	16,614
16,183	Axel Springer AG (Media)	957
319,172	BASF SE (Chemicals)	31,758
122,594	Bayer AG (Pharmaceuticals)	18,446
170,346	Bayerische Motoren Werke AG (Automobiles)	21,326
36,192	Beiersdorf AG (Personal Products)^	3,148
2,690	Brenntag AG (Trading Companies & Distributors)	161
9,999	Continental AG (Auto Components)	2,369
421,247	Daimler AG (Automobiles)^	40,638
121,938	Deutsche Bank AG (Capital Markets)	4,242

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Germany (continued)
19,458	Deutsche Boerse AG (Diversified Financial Services)	$1,591
433,230	Deutsche Post AG (Air Freight & Logistics)	13,551
605,122	Deutsche Telekom AG - Registered (Diversified Telecommunication Services)	11,092
48,518	Deutsche Wohnen AG (Real Estate Management & Development)	1,244
24,035	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)(a)	1,087
182,219	E.ON AG (Multi-Utilities)	2,721
6,827	ElringKlinger AG (Auto Components)	205
8,897	Freenet AG (Wireless Telecommunication Services)	269
6,239	Hannover Rueckversicherung AG - Registered (Insurance)	645
23,251	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	2,831
15,915	Indus Holding AG (Industrial Conglomerates)	794
15,807	Lanxess AG (Chemicals)	843
60,958	Linde AG (Chemicals)	12,429
2,752	Merck KGaA (Pharmaceuticals)	309
10,018	MG Technologies AG (Machinery)	485
8,948	MTU Aero Engines Holding AG (Aerospace & Defense)	878
21,864	Muenchener Rueckversicherungs-Gesellschaft AG - Registered Shares (Insurance)	4,719
88,946	ProSiebenSat.1 Media AG (Media)	4,370
49,419	RWE AG (Multi-Utilities)	1,263
58,951	SAP AG (Software)	4,280
259,651	Siemens AG (Industrial Conglomerates)	28,110
36,298	TAG Immobilien AG (Real Estate Management & Development)	501
98,747	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	571

		234,447

	Greece — 0.02%
188,889	Alpha Bank AE (Banks)(a)	56
409,594	Eurobank Ergasias SA (Banks)(a)	46
1,552	Folli Follie SA (Specialty Retail)	46
8,932	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)(a)	79
5,223	JUMBO SA (Specialty Retail)	55
75,427	National Bank of Greece SA (Banks)(a)	89
11,466	Opap SA (Hotels, Restaurants & Leisure)	108
99,254	Piraeus Bank SA (Banks)(a)	38
6,061	Public Power Corp. SA (Electric Utilities)(a)	37
1,998	Titan Cement Co. SA (Construction Materials)	46

		600

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Hong Kong — 2.88%
2,008,318	AIA Group Ltd. (Insurance)(b)	$12,642
9,514	Alibaba Group Holding Ltd., ADR (Internet Software & Services)(a)	792
250,000	Alibaba Pictures Group Ltd. (Media)^(a)	92
180,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,420
223,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	260
827,005	BOC Hong Kong (Holdings) Ltd. (Banks)	2,950
146,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	281
216,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,862
119,000	China Agri-Industries Holdings Ltd. (Food Products)	46
363,000	China Everbright International Ltd. (Commercial Services & Supplies)	608
44,000	China Everbright Ltd. (Capital Markets)	115
94,000	China Gas Holdings Ltd. (Gas Utilities)	154
683,889	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,677
200,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	646
58,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	114
42,000	China Resources Gas Group Ltd. (Gas Utilities)	131
94,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	236
102,000	China South City Holdings Ltd. (Real Estate Management & Development)	33
80,000	China State Construction International Holdings Ltd. (Construction & Engineering)	111
46,800	China Taiping Insurance Holdings Co. Ltd. (Insurance)(a)	160
278,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	423
91,000	CITIC Pacific Ltd. (Industrial Conglomerates)	156
96,000	Ck Hutchison Holdings Ltd. (Real Estate Management & Development)	1,966
352,919	CLP Holdings Ltd. (Electric Utilities)	3,084
132,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	112
292,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	147
80,000	Far East Horizon Ltd. (Diversified Financial Services)	73
85,500	Fosun International Ltd. (Metals & Mining)	166

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Hong Kong (continued)
202,000	Franshion Properties China Ltd. (Real Estate Management & Development)	$61
130,000	Guangdong Investment Ltd. (Water Utilities)	170
50,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	51
54,000	Haier Electronics Group Co. Ltd. (Household Durables)	141
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)^	529
855,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2,404
151,009	Hang Seng Bank Ltd. (Banks)	2,737
135,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	948
36,500	Hengan International Group Co. Ltd. (Personal Products)	438
1,535,180	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,978
48,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	666
180,000	Hysan Development Co. (Real Estate Management & Development)	789
260,000	Kerry Properties Ltd. (Real Estate Management & Development)	904
306,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	447
7,100	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	152
414,000	MTR Corp. Ltd. (Road & Rail)	1,971
2,016,000	New World Development Co. Ltd. (Real Estate Management & Development)	2,338
1,639,000	PCCW Ltd. (Diversified Telecommunication Services)	1,000
278,038	Power Assets Holdings Ltd. (Electric Utilities)	2,844
104,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	105
979,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,598
177,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	107
1,552,899	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	2,032
632,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	9,752
271,826	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	3,706
255,341	The Bank of East Asia Ltd. (Banks)	1,016
801,118	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	4,940
1,221,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	8,529

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Hong Kong (continued)
98,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	$211
292,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	57

		84,078

	Hungary — 0.01%
2,136	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	93
9,970	OTP Bank Nyrt PLC (Banks)	189
7,107	Richter Gedeon Nyrt (Pharmaceuticals)	98

		380

	India — 0.01%
9,900	Infosys Ltd., ADR (IT Services)	347

	Indonesia — 0.18%
220,600	Media Nusantara Citra (Media)	48
621,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	45
20,600	PT Astra Agro Lestari Tbk (Food Products)	38
985,700	PT Astra International Tbk (Automobiles)	647
598,800	PT Bank Central Asia Tbk (Banks)	680
201,700	PT Bank Danamon Indonesia Tbk (Banks)	79
431,900	PT Bank Mandiri Tbk (Banks)	412
343,100	PT Bank Negara Indonesia Persero Tbk (Banks)	190
540,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	549
365,000	PT Bumi Serpong Damai (Real Estate Management & Development)	60
385,800	PT Charoen Pokphand Indonesia Tbk (Food Products)	105
371,000	PT Global MediaCom Tbk (Media)	50
24,900	PT Gudang Garam Tbk (Tobacco)	97
20,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	27
67,100	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	113
60,200	PT Indofood CBP Sukses Makmur Tbk (Food Products)	68
195,500	PT Indofood Sukses Makmur Tbk (Food Products)	111
108,500	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	60
1,027,600	PT Kalbe Farma Tbk (Pharmaceuticals)	147
1,039,100	PT Lippo Karawaci Tbk (Real Estate Management & Development)	107
108,300	PT Matahari Department Store Tbk (Multiline Retail)	163
526,600	PT Perusahaan Gas Negara Tbk (Gas Utilities)	193
139,600	PT Semen Gresik (Persero) Tbk (Construction Materials)	145
227,600	PT Surya Citra Media Tbk (Media)	59
43,400	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	36

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Indonesia (continued)
2,366,400	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	$523
95,800	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	69
71,300	PT Unilever Indonesia Tbk (Household Products)	216
76,000	PT United Tractors Tbk (Machinery)	127
141,100	PT XL Axiata Tbk (Diversified Telecommunication Services)	47

		5,211

	Ireland — 0.36%
2,381,961	Bank of Ireland (Banks)(a)	903
186,745	CRH PLC (Construction Materials)	4,865
87,912	Experian PLC (Professional Services)	1,456
131,784	Greencore Group PLC (Food Products)	630
8,920	ICON PLC (Life Sciences Tools & Services)(a)	629
24,889	Ryanair Holdings PLC, ADR (Airlines)	1,662
17,055	Smurfit Kappa Group PLC (Containers & Packaging)	479

		10,624

	Ireland (Republic of) — 0.28%
103,885	Medtronic PLC (Health Care Equipment & Supplies)	8,102

	Israel — 0.48%
158,816	Bank Leumi Le-Israel (Banks)(a)	590
539,809	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	1,007
2,389	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	616
264,600	Israel Chemicals Ltd. (Chemicals)	1,883
733,991	Israel Discount Bank, Class - A (Banks)(a)	1,242
138,097	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	8,669

		14,007

	Italy — 1.00%
123,314	Atlantia SpA (Transportation Infrastructure)	3,241
692,664	Enel SpA (Electric Utilities)	3,137
1,009,957	Eni SpA (Oil, Gas & Consumable Fuels)	17,514
236,744	Intesa Sanpaolo SpA (Banks)	806
163,707	Intesa Sanpaolo RSP (Banks)	510
151,503	Snam Rete Gas SpA (Gas Utilities)	736
1,464,492	Telecom Italia SpA (Diversified Telecommunication Services)	1,719
899,958	Telecom Italia SpA (Diversified Telecommunication Services)	847
112,556	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	496

		29,006

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Japan — 19.63%
301,725	Aeon Co. Ltd. (Food & Staples Retailing)	$3,318
12,900	Aeon Credit Service Co. Ltd. (Consumer Finance)	326
96,032	Aisin Seiki Co. Ltd. (Auto Components)	3,491
21,200	Ajinomoto Co., Inc. (Food Products)	466
77,000	Alfresa Holdings Corp. (Health Care Providers & Services)	1,088
113,000	ALPS ELECTRIC Co. Ltd. (Electronic Equipment, Instruments & Components)	2,735
130,000	Aozora Bank Ltd. (Banks)	462
509,575	Asahi Glass Co. Ltd. (Building Products)	3,348
255,000	Asahi Kasei Corp. (Chemicals)	2,443
99,400	Astellas Pharma, Inc. (Pharmaceuticals)	1,631
36,649	Benesse Holdings, Inc. (Diversified Consumer Services)	1,155
308,500	Bridgestone Corp. (Auto Components)	12,390
569,967	Canon, Inc. (Technology Hardware, Storage & Peripherals)	20,191
1,000	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	157
283,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2,757
95,012	Daihatsu Motor Co. Ltd. (Automobiles)^	1,456
336,491	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)^	5,351
24,367	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	2,728
345,600	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,832
36,300	Denso Corp. (Auto Components)	1,660
43,600	East Japan Railway Co. (Road & Rail)	3,505
126,571	Eisai Co. Ltd. (Pharmaceuticals)	9,008
14,000	EXEDY Corp. (Auto Components)	334
29,957	FamilyMart Co. Ltd. (Food & Staples Retailing)	1,259
7,300	Fanuc Ltd. (Machinery)	1,598
92,000	Fukuoka Financial Group, Inc. (Banks)	475
65,600	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	1,988
81,500	HASEKO Corp. (Household Durables)	797
7,300	Hikari Tsushin, Inc. (Specialty Retail)	474
25,000	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	1,028
47,000	Hitachi Construction Machinery Co. Ltd. (Machinery)	824
925,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	6,350
19,700	Hokuriku Electric Power Co. (Electric Utilities)	261
782,824	Honda Motor Co. Ltd. (Automobiles)	25,479
216,295	HOYA Corp. (Electronic Equipment, Instruments & Components)	8,690
42,700	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	745
895,000	IHI Corp. (Machinery)	4,202

		Value
Shares	Security Description	(000)
	Common Stocks (continued)

	Japan (continued)
70,700	Iida Group Holdings Co. Ltd. (Household Durables)	$883
806,368	ITOCHU Corp. (Trading Companies & Distributors)	8,752
24,786	ITOCHU Techno-Solutions Corp. (IT Services)	516
142,700	Japan Airlines Co. Ltd. (Airlines)	4,450
28,000	Japan Aviation Electronics Industry Ltd. (Electronic Equipment, Instruments & Components)	681
188	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	648
283	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,333
565	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	1,124
558,497	Japan Tobacco, Inc. (Tobacco)	17,700
139,000	JGC Corp. (Construction & Engineering)^	2,769
225,345	JS Group Corp. (Building Products)^	5,350
91,083	JSR Corp. (Chemicals)	1,582
195,400	JVC KENWOOD Corp. (Household Durables)(a)	601
1,144,824	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,412
9,900	Kakaku.com, Inc. (Internet Software & Services)	165
22,000	Kanamoto Co. Ltd. (Trading Companies & Distributors)	635
151,602	Kaneka Corp. (Chemicals)	1,070
129,000	Kawasaki Heavy Industries Ltd. (Machinery)	653
761,532	KDDI Corp. (Wireless Telecommunication Services)	17,276
5,550	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,036
433,832	Kirin Holdings Co. Ltd. (Beverages)	5,705
1,354,000	Kobe Steel Ltd. (Metals & Mining)	2,507
603,500	Komatsu Ltd. (Machinery)	11,890
43,900	Konami Corp. (Software)	824
42,000	Kubota Corp. (Machinery)	666
171,429	Kuraray Co. Ltd. (Chemicals)	2,326
57,800	Kurita Water Industries Ltd. (Machinery)	1,400
117,853	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	1,540
31,926	Lawson, Inc. (Food & Staples Retailing)	2,218
904,031	Marubeni Corp. (Trading Companies & Distributors)^	5,247
22,877	Maruichi Steel Tube Ltd. (Metals & Mining)	543
24,500	Miraca Holdings, Inc. (Health Care Providers & Services)	1,130
650,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	3,788
735,440	Mitsubishi Corp. (Trading Companies & Distributors)	14,844
339,000	Mitsubishi Electric Corp. (Electrical Equipment)	4,038
169,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	834

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Japan (continued)
489,000	Mitsubishi Materials Corp. (Metals & Mining)	$1,647
64,000	Mitsubishi Motors Corp. (Automobiles)	579
111,643	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,920
2,269,882	Mitsubishi UFJ Financial Group, Inc. (Banks)	14,077
870,226	Mitsui & Co. Ltd. (Trading Companies & Distributors)	11,698
604,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	1,380
4,322,292	Mizuho Financial Group, Inc. (Banks)	7,609
58,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,636
37,300	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,143
174,327	NGK Insulators Ltd. (Machinery)	3,729
34,000	NH Foods Ltd. (Packaged Foods & Meats)	785
74,700	NHK Spring Co. Ltd. (Auto Components)	781
437,000	Nikon Corp. (Household Durables)^	5,866
321	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,579
174,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	852
401,172	Nippon Express Co. Ltd. (Road & Rail)	2,248
5,200	Nippon Paint Holdings Co. Ltd. (Chemicals)	191
321	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	708
180,389	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	11,127
113,300	Nipro Corp. (Health Care Equipment & Supplies)	1,082
1,859,679	Nissan Motor Co. Ltd. (Automobiles)	18,981
43,002	NKSJ Holdings, Inc. (Insurance)	1,339
28,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	517
148,200	North Pacific Bank Ltd. (Banks)	561
37,000	NSK Ltd. (Machinery)	542
29,758	NTT Data Corp. (IT Services)	1,297
392,100	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	6,819
402,090	Oji Paper Co. Ltd. (Paper & Forest Products)	1,650
175,000	Olympus Corp. (Health Care Equipment & Supplies)(a)	6,516
2,100	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	238
24,600	Oracle Corp. Japan (Software)	1,061
97,000	ORIX Corp. (Diversified Financial Services)	1,366
239,477	Osaka Gas Co. Ltd. (Gas Utilities)	1,004
20,700	Otsuka Corp. (IT Services)	884

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Japan (continued)
183,781	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	$5,762
99,200	Panasonic Corp. (Household Durables)	1,305
50,900	Park24 Co. Ltd. (Commercial Services & Supplies)	1,043
28,200	Recruit Holdings Co. Ltd. (Professional Services)	882
877,885	Resona Holdings, Inc. (Banks)	4,367
337,800	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	3,684
6,100	Rinnai Corp. (Household Durables)	453
11,700	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals)	167
2,900	Ryohin Keikaku Co. (Multiline Retail)	422
122,000	Sanden Holdings Corp. (Auto Components)	546
27,404	Sankyo Co. Ltd. (Leisure Products)	977
210,457	Sekisui Chemical Co. Ltd. (Household Durables)	2,736
270,465	Sekisui House Ltd. (Household Durables)	3,937
3,300	Shimano, Inc. (Leisure Products)	492
61,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,994
90,400	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	828
3,600	SMC Corp. (Machinery)	1,076
35,300	SoftBank Corp. (Wireless Telecommunication Services)	2,055
19,000	Sony Financial Holdings, Inc. (Insurance)	306
694,000	Sumitomo Chemical Co. Ltd. (Chemicals)	3,576
568,000	Sumitomo Corp. (Trading Companies & Distributors)	6,089
245,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	3,593
444,123	Sumitomo Mitsui Financial Group, Inc. (Banks)	17,041
421,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,740
87,231	Sumitomo Rubber Industries Ltd. (Auto Components)	1,613
13,600	Sysmex Corp. (Health Care Equipment & Supplies)	756
49,300	T&D Holdings, Inc. (Insurance)	680
396,985	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	19,858
108,000	Takuma Co. Ltd. (Machinery)	848
75,900	The Chugoku Electric Power Co., Inc. (Electric Utilities)^	992
193,000	The San-in Godo Bank Ltd. (Banks)	1,595
103,000	The Yokohama Rubber Co. Ltd. (Auto Components)	1,065
53,500	Tohoku Electric Power Co., Inc. (Electric Utilities)	609
86,325	Tokio Marine Holdings, Inc. (Insurance)	3,267
144,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	1,246
5,100	Topcon Corp. (Electronic Equipment, Instruments & Components)	125

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Japan (continued)
276,545	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	$2,135
190,000	Toshiba Corp. (Industrial Conglomerates)	799
124,000	TOTO Ltd. (Building Products)	1,846
31,881	Toyoda Gosei Co. Ltd. (Auto Components)	714
819,200	Toyota Motor Corp. (Automobiles)	57,267
99,400	Toyota Tsusho Corp. (Trading Companies & Distributors)	2,640
75,800	Trend Micro, Inc. (Software)	2,502
7,400	Unicharm Corp. (Household Products)	195
565	United Urban Investment Corp. (Real Estate Investment Trusts)	882
111,400	USS Co. Ltd. (Specialty Retail)	1,931
157,368	West Japan Railway Co. (Road & Rail)	8,271
374,700	Yahoo Japan Corp. (Internet Software & Services)	1,550
7,200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	166

		572,173

	Jersey — 0.43%
543,683	Glencore International PLC (Metals & Mining)	2,305
62,161	Shire PLC (Pharmaceuticals)	4,947
15,758	Wolseley PLC (Trading Companies & Distributors)	933
186,976	WPP PLC (Media)	4,246

		12,431

	Korea, Republic Of — 0.01%
800	Cheil Industries, Inc. (Industrial Conglomerates)(a)	108
267	Hanssem Co. Ltd. (Household Durables)	44
783	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	69

		221

	Luxembourg — 0.28%
13,688	RTL Group (Media)	1,319
194,819	SES - FDR, Class - A (Media)	6,895

		8,214

	Malaysia — 0.23%
71,000	Airasia Berhad (Airlines)	46
51,700	Alliance Financial Group Berhad (Banks)	67
85,400	AMMB Holdings Berhad (Banks)	147
82,100	Astro Malaysia Holdings Berhad (Media)	71
123,700	Axiata Group Berhad (Wireless Telecommunication Services)	237
38,372	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	35
6,700	British American Tobacco Malaysia Berhad (Tobacco)	124
86,400	Bumi Armada Berhad (Energy Equipment & Services)	24
233,000	CIMB Group Holdings Berhad (Banks)	391
162,488	Dialog Group Berhad (Construction & Engineering)	69

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Malaysia (continued)
159,100	DiGi.Com Berhad (Wireless Telecommunication Services)	$271
70,200	Felda Global Ventures Holdings Berhad (Food Products)	41
90,300	Gamuda Berhad (Construction & Engineering)	125
105,600	Genting Berhad (Hotels, Restaurants & Leisure)	257
151,600	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	173
13,800	Genting Plantations Berhad (Food Products)	38
26,200	Hong Leong Bank Berhad (Banks)	101
11,700	Hong Leong Financial Group Berhad (Banks)	54
120,100	Ihh Healthcare Berhad (Health Care Providers & Services)	195
55,500	IJM Corp. Berhad (Construction & Engineering)	108
137,300	IOI Corp. Berhad (Food Products)	170
71,600	IOI Properties Group Berhad (Real Estate Management & Development)	42
24,500	Kuala Lumpur Kepong Berhad (Food Products)	151
20,800	Lafarge Malayan Cement Berhad (Construction Materials)	55
220,100	Malayan Banking Berhad (Banks)	555
52,400	Malaysia Airports holdings Berhad (Transportation Infrastructure)	99
100,000	Maxis Berhad (Wireless Telecommunication Services)	194
56,300	MISC Berhad (Marine)	129
137,400	Petronas Chemicals Group Berhad (Chemicals)	209
12,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	67
29,000	Petronas Gas Berhad (Gas Utilities)	180
23,800	PPB Group Berhad (Food Products)	99
129,740	Public Bank Berhad (Banks)	661
20,800	RHB Capital Berhad (Banks)	44
172,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	110
138,800	Sime Darby Berhad (Industrial Conglomerates)	348
50,300	Telekom Malaysia Berhad (Diversified Telecommunication Services)	99
154,100	Tenega Nasional Berhad (Electric Utilities)	598
80,900	UEM Sunrise Berhad (Real Estate Management & Development)	30
28,500	UMW Holdings Berhad (Automobiles)	83
216,100	YTL Corp. Berhad (Multi-Utilities)	97
75,600	YTL Power International Berhad (Multi-Utilities)	31

		6,625

	Malta — 0.00%
16,382	Brait SE (Capital Markets)	113

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Mexico — 0.47%
140,800	Alfa SAB de CV, Class - A (Industrial Conglomerates)(a)	$285
1,617,600	America Movil SAB de CV (Wireless Telecommunication Services)	1,655
17,100	Arca Continental SAB de CV (Beverages)(a)	105
18,100	Cemex SAB de CV, ADR (Construction Materials)(a)	171
578,376	Cemex SAB de CV (Construction Materials)(a)	549
19,900	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	159
58,100	Compartamos SAB de CV (Consumer Finance)(a)	104
21,700	Controladora Comercial Mexicana SAB de C.V (Food & Staples Retailing)	70
9,600	El Puerto de Liverpool SAB de CV, Class - C1 (Multiline Retail)(a)	113
108,500	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	287
94,300	Fomento Economico Mexicano SAB de CV (Beverages)(a)	881
42,400	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals)(a)	40
7,900	Gruma, S.A.B de CV, Class - B (Food Products)	101
16,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	106
10,800	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)(a)	145
80,900	Grupo Bimbo SAB de CV (Food Products)(a)	229
28,800	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	120
19,100	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)(a)	58
119,100	Grupo Financiero Banorte SAB de CV (Banks)	691
114,300	Grupo Financiero Inbursa, SAB de CV, Class - O (Banks)	288
86,500	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	189
16,500	Grupo Lala SAB de CV (Food Products)	33
188,900	Grupo Mexico SAB de CV, Series B (Metals & Mining)	557
136,953	Grupo Televisa SA, ADR (Media)(a)	4,520
128,300	Grupo Televisa SAB de CV (Media)(a)	847
6,380	Industrias Penoles SAB de CV (Metals & Mining)	111
75,300	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	157
47,200	Mexichem SAB de CV (Chemicals)	123
35,000	Minera Frisco SAB de CV, Class - A1 (Metals & Mining)(a)	38
30,200	Ohl Mexico SAB de CV (Transportation Infrastructure)(a)	57

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Mexico (continued)
12,700	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering)(a)	$136
255,200	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	636

		13,561

	Netherlands — 3.07%
81,758	AEGON NV (Insurance)	646
27,800	Aercap Holdings NV (Trading Companies & Distributors)(a)	1,213
72,827	Airbus Group NV (Aerospace & Defense)	4,732
163,427	Akzo Nobel NV (Chemicals)	12,374
94,617	ASML Holding NV (Semiconductors & Semiconductor Equipment)	9,642
7,719	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	780
4,863	Corio NV (Real Estate Investment Trusts)	274
9,879	Delta Lloyd NV-CVA (Insurance)	186
22,906	Gemalto NV (Software)^	1,827
50,373	ING Groep NV (Banks)(a)	739
296,835	Koninklijke Ahold NV (Food & Staples Retailing)	5,856
13,858	Koninklijke Boskalis Westminster NV (Construction & Engineering)	682
46,049	Koninklijke DSM NV (Chemicals)	2,573
191,764	Koninklijke Philips Electronics NV (Industrial Conglomerates)	5,448
89,861	NN Group NV (Insurance)(a)	2,549
23,700	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)(a)	2,379
17,610	Randstad Holding NV (Professional Services)	1,069
445,917	Reed Elsevier NV (Media)	11,117
3,800	Sensata Technologies Holding NV (Electrical Equipment)(a)	218
419,058	TNT NV (Air Freight & Logistics)(a)	1,785
512,955	Unilever NV (Food Products)	21,462
54,153	Wolters Kluwer NV (Media)	1,770
4,700	Yandex NV (Internet Software & Services)(a)	71

		89,392

	New Zealand — 0.05%
119,696	Auckland International Airport Ltd. (Transportation Infrastructure)	403
81,900	Infratil Ltd. (Electric Utilities)	195
401,907	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	894

		1,492

	Norway — 0.78%
120,433	DNB ASA (Banks)	1,940
20,550	Gjensidige Forsikring ASA (Insurance)	355
318,017	Orkla ASA (Food Products)	2,407

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Norway (continued)
675,587	Statoil ASA (Oil, Gas & Consumable Fuels)	$11,982
294,278	Telenor ASA (Diversified Telecommunication Services)	5,954

		22,638

	Papua New Guinea — 0.04%
213,290	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	1,169

	Peru — 0.02%
9,800	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	99
3,300	Credicorp Ltd. (Banks)	464

		563

	Philippines — 0.09%
100,830	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	131
68,900	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	69
106,000	Alliance Global Group, Inc. (Industrial Conglomerates)	63
8,270	Ayala Corp. (Diversified Financial Services)	148
315,000	Ayala Land, Inc. (Real Estate Management & Development)	271
40,520	Bank of the Philippine Islands (Banks)	91
74,180	BDO Unibank, Inc. (Banks)	205
205,000	DMCI Holdings, Inc. (Industrial Conglomerates)	71
433,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	82
1,850	Globe Telecom, Inc. (Wireless Telecommunication Services)	83
26,590	International Container Terminal Services, Inc. (Transportation Infrastructure)	64
125,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	205
21,880	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	108
356,000	Megaworld Corp. (Real Estate Management & Development)	43
569,000	Metro Pacific Investments Corp. (Diversified Financial Services)	61
17,738	Metropolitan Bank & Trust Co. (Banks)	39
4,365	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	279
7,340	SM Investments Corp. (Industrial Conglomerates)	148
518,400	SM Prime Holdings, Inc. (Real Estate Management & Development)	232
44,920	Universal Robina Corp. (Food Products)	227

		2,620

	Poland — 0.10%
1,871	Alior Bank SA (Banks)(a)	41

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Poland (continued)
1,729	Bank Handlowy w Warszawie SA (Banks)	$49
23,377	Bank Millennium SA (Banks)	41
6,324	Bank Pekao SA (Banks)	307
1,447	Bank Zachodni WBK SA (Banks)	132
1,239	CCC SA (Textiles, Apparel & Luxury Goods)	60
9,564	Cyfrowy Polsat SA (Media)	63
11,685	Enea SA (Electric Utilities)	51
5,866	Energa SA (Electric Utilities)	39
3,916	Eurocash SA (Food & Staples Retailing)	34
65,374	Getin Nobel Bank SA (Banks)(a)	29
2,212	Grupa Azoty SA (Chemicals)	47
3,961	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	28
6,736	KGHM Polska Miedz SA (Metals & Mining)	213
37	LPP SA (Textiles, Apparel & Luxury Goods)	69
776	mBank SA (Banks)	90
38,252	PGE SA (Electric Utilities)	210
15,509	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	243
92,662	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	135
45,633	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	411
2,886	Powszechny Zaklad Ubezpieczen SA (Insurance)	373
29,075	Synthos SA (Chemicals)	34
57,327	Tauron Polska Energia SA (Electric Utilities)	67
34,745	Telekomunikacja Polska SA (Diversified Telecommunication Services)	87

		2,853

	Portugal — 0.09%
667,119	EDP - Energias de Portugal SA (Electric Utilities)	2,499

	Qatar — 0.05%
4,735	Barwa Real Estate Co. (Real Estate Management & Development)	59
1,592	Doha Bank Qsc (Banks)	22
2,608	Gulf International Services QSC (Energy Equipment & Services)	69
7,744	Industries Qatar Q.S.C. (Industrial Conglomerates)	296
19,085	Masraf Al Rayan (Banks)	250
3,897	Ooredoo Qsc (Diversified Telecommunication Services)	107
1,310	Qatar Electricity & Water Co. (Multi- Utilities)	70
1,519	Qatar Islamic Bank (Banks)	41
9,012	Qatar National Bank (Banks)	478
2,789	The Commercial Bank of Qatar QSC (Banks)	42

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Qatar (continued)
16,753	Vodafone Qatar (Wireless Telecommunication Services)	$82

		1,516

	Russia — 0.24%
86,500	ALROSA AO (Metals & Mining)	107
5,977,000	Federal Hydrogenerating Co. (Electric Utilities)	54
574,672	Gazprom OAO (Oil, Gas & Consumable Fuels)	1,375
9,121	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	419
24,794	LUKOIL OAO (Oil, Gas & Consumable Fuels)	1,155
12,525	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	639
4,602	MegaFon OAO, GDR (Wireless Telecommunication Services)	74
2,763	Mining & Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	496
25,700	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	259
4,502	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	338
56,300	Rosneft Oil (Oil, Gas & Consumable Fuels)	245
40,080	Rostelecom OJSC (Diversified Telecommunication Services)	55
515,590	Sberbank of Russia (Banks)	558
10,170	Severstal (Metals & Mining)	115
6,696	Sistema JSFC - Registered, GDR (Wireless Telecommunication Services)	50
344,600	Surgutneftegas (Oil, Gas & Consumable Fuels)	208
61,440	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	304
65,820	Uralkali OJSC (Chemicals)	177
257,340,000	VTB Bank OJSC (Banks)	266

		6,894

	Singapore — 1.42%
798,400	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	1,507
796,609	CapitaCommercial Trust (Real Estate Investment Trusts)	1,025
947,100	CapitaMall Trust (Real Estate Investment Trusts)	1,519
1,166,000	ComfortDelGro Corp. Ltd. (Road & Rail)	2,456
26,221	DBS Group Holdings Ltd. (Banks)	389
3,448,907	Hutchison Port Holdings Trust (Transportation Infrastructure)	2,397
1,136,191	Keppel Corp. Ltd. (Industrial Conglomerates)	7,453
272,100	Keppel Land Ltd. (Real Estate Management & Development)	883
443,000	M1 Ltd./Singapore (Wireless Telecommunication Services)	1,259

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Singapore (continued)
85,597	Olam International Ltd. (Food & Staples Retailing)	$124
771,800	SembCorp Marine Ltd. (Machinery)^	1,642
340,099	Singapore Exchange Ltd. (Diversified Financial Services)	2,018
962,247	Singapore Press Holdings Ltd. (Media)	2,939
764,400	Singapore Tech Engineering (Aerospace & Defense)	1,939
3,327,810	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	10,623
236,200	StarHub Ltd. (Wireless Telecommunication Services)	749
926,180	Suntec REIT (Real Estate Investment Trusts)	1,252
1,431,311	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	1,320

		41,494

	South Africa — 0.54%
76,767	African Bank Investments Ltd. (Diversified Financial Services)(a)	—
5,764	African Rainbow Minerals Ltd. (Metals & Mining)	47
2,458	Anglo Platinum Ltd. (Metals & Mining)(a)	60
19,886	AngloGold Ashanti Ltd. (Metals & Mining)(a)	192
16,639	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	527
1,828	Assore Ltd. (Metals & Mining)	20
16,448	Barclays Africa Group Ltd. (Banks)	251
9,687	Barloworld Ltd. (Trading Companies & Distributors)	74
15,019	Bidvest Group Ltd. (Industrial Conglomerates)	407
10,023	Coronation Fund Managers Ltd. (Capital Markets)	81
15,712	Discovery Ltd. (Insurance)	162
6,121	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	51
160,332	FirstRand Ltd. (Diversified Financial Services)	739
40,720	Gold Fields Ltd. (Metals & Mining)	172
107,581	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	254
26,246	Impala Platinum Holdings Ltd. (Metals & Mining)(a)	127
9,054	Imperial Holdings Ltd. (Distributors)	144
12,100	Investec Ltd. (Capital Markets)	101
3,081	Kumba Iron Ore Ltd. (Metals & Mining)	40
6,319	Liberty Holdings Ltd. (Insurance)	88
48,976	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	171
4,562	Massmart Holdings Ltd. (Food & Staples Retailing)	56
19,941	Mediclinic International Ltd. (Health Care Providers & Services)	200
50,183	MMI Holdings Ltd. (Insurance)	136
18,795	Mr. Price Group Ltd. (Specialty Retail)	403

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	South Africa (continued)
80,738	MTN Group Ltd. (Wireless Telecommunication Services)	$1,366
26,423	Nampak Ltd. (Containers & Packaging)	89
21,084	Naspers Ltd. Class N (Media)	3,254
9,852	Nedbank Group Ltd. (Banks)	193
43,525	Netcare Ltd. (Health Care Providers & Services)	150
10,672	Pick n Pay Stores Ltd. (Food & Staples Retailing)	44
23,176	PPC Ltd. (Construction Materials)	35
142,544	Redefine Properties Ltd. (Real Estate Investment Trusts)	146
23,613	Remgro Ltd. (Diversified Financial Services)	518
11,026	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	95
32,328	RMB Holdings Ltd. (Diversified Financial Services)	186
36,650	RMI Holdings Ltd. (Insurance)	140
7,680	Samsung Heavy Industries Co. Ltd. (Machinery)	125
88,061	Sanlam Ltd. (Insurance)	569
25,158	Sappi Ltd. (Paper & Forest Products)(a)	102
27,139	Sasol Ltd. (Oil, Gas & Consumable Fuels)	923
36,508	Shoprite Holdings Ltd. (Food & Staples Retailing)	495
59,327	Standard Bank Group Ltd. (Banks)	823
100,568	Steinhoff International Holdings Ltd. (Household Durables)	631
10,894	Telkom SA SOC Ltd. (Diversified Telecommunication Services)(a)	71
10,349	The Foschini Group Ltd. (Specialty Retail)	154
7,858	The Spar Group Ltd. (Food & Staples Retailing)	122
7,849	Tiger Brands Ltd. (Food Products)	198
18,810	Truworths International Ltd. (Specialty Retail)	137
8,980	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	20
17,719	Vodacom Group Ltd. (Wireless Telecommunication Services)	194
44,639	Woolworths Holdings Ltd. (Multiline Retail)	317

		15,600

	South Korea — 1.54%
158	Amorepacific Corp. (Personal Products)	478
109	Amorepacific Group (Personal Products)	147
10,068	BS Financial Group, Inc. (Banks)	138
3,416	Celltrion, Inc. (Pharmaceuticals)^(a)	215
3,920	Cheil Worldwide, Inc. (Media)(a)	85
369	CJ Cheiljedang Corp. (Food Products)	126
653	CJ Corp. (Industrial Conglomerates)	104
269	CJ Korea Express Co. Ltd. (Road & Rail)(a)	47
2,810	Coway Co. Ltd. (Household Durables)	232
1,105	Daelim Industrial Co. Ltd. (Construction & Engineering)	64

Shares	Security Description	Value (000)
	Common Stocks (continued)

	South Korea (continued)
5,480	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering)(a)	$39
2,410	Daewoo International Corp. (Trading Companies & Distributors)	58
8,960	Daewoo Securities Co. Ltd. (Capital Markets)	105
4,980	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	81
1,171	Daum Kakao Corp. (Internet Software & Services)	122
7,846	DGB Financial Group, Inc. (Banks)	86
2,223	Dongbu Insurance Co. Ltd. (Insurance)	99
338	Doosan Corp. (Industrial Conglomerates)	36
2,510	Doosan Heavy Industries & Construction Co. Ltd. (Electrical Equipment)	64
5,820	Doosan Infracore Co. Ltd. (Machinery)(a)	62
1,015	E-Mart Co. Ltd. (Food & Staples Retailing)	213
2,500	GS Engineering & Construction Corp. (Construction & Engineering)(a)	68
2,319	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	90
1,960	Halla Climate Control Corp. (Auto Components)	68
14,020	Hana Financial Group, Inc. (Banks)	363
3,548	Hankook Tire Co. Ltd. (Auto Components)	145
4,700	Hanwha Chemical Corp. (Chemicals)	62
2,510	Hanwha Corp. (Chemicals)	82
758	Honam Petrochemical Corp. (Chemicals)	139
1,696	Hotel Shilla Co. Ltd. (Specialty Retail)	150
27,810	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	1,142
1,093	Hyosung Corp. (Chemicals)	85
798	Hyundai Department Store (Multiline Retail)	107
2,980	Hyundai Development Co. (Construction & Engineering)	154
3,354	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	152
853	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	174
1,883	Hyundai Heavy Industries Co. Ltd. (Machinery)	208
3,340	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	75
4,257	Hyundai Merchant Marine Co. Ltd. (Marine)(a)	35
565	Hyundai Mipo Dockyard Co. (Machinery)(a)	39
5,480	Hyundai Mobis Co. Ltd. (Auto Components)	1,218
43,871	Hyundai Motor Co. Ltd. (Automobiles)	6,664
3,384	Hyundai Steel Co. (Metals & Mining)	223
818	Hyundai Wia Corp. (Auto Components)	104
13,300	Industrial Bank of Korea (Banks)	160
1,600	Jinro Ltd. (Beverages)	32

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	South Korea (continued)
4,900	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	$153
18,608	KB Financial Group, Inc. (Banks)	659
239	KCC Corp. (Building Products)	122
12,924	Kia Motors Corp. (Automobiles)	527
2,060	Korea Aerospace Industries Ltd. (Aerospace & Defense)	105
12,680	Korea Electric Power Corp. (Electric Utilities)	526
1,516	Korea Gas Corp. (Gas Utilities)	55
1,710	Korea Investment Holdings Co. Ltd. (Capital Markets)	97
772	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	55
11,210	Korea Life Insurance Co. Ltd. (Insurance)	74
441	Korea Zinc Co. Ltd. (Metals & Mining)	169
1,879	Korean Air Lines Co. Ltd. (Airlines)(a)	82
1,080	KT Corp. (Diversified Telecommunication Services)	28
67,914	KT&G Corp. (Tobacco)	5,431
2,163	LG Chem Ltd. (Chemicals)	441
4,744	LG Corp. (Industrial Conglomerates)	261
11,440	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	323
5,219	LG Electronics, Inc. (Information Technology)	277
839	LG Household & Health Care Ltd. (Household Products)	636
632	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	66
9,660	LG UPlus Corp. (Diversified Telecommunication Services)	96
37	Lotte Confectionery Co. Ltd. (Food Products)	60
575	Lotte Shopping Co. Ltd. (Multiline Retail)	124
732	LS Corp. (Electrical Equipment)	34
827	LS Industrial Systems Co. Ltd. (Electrical Equipment)	48
1,428	Mirae Asset Securities Co. Ltd. (Capital Markets)	67
1,379	Naver Corp. (Internet Software & Services)	834
810	NCsoft Corp. (Software)	133
6,560	NH Investment & Securities Co. Ltd. (Capital Markets)	85
769	OCI Co. Ltd. (Chemicals)	72
183	Orion Corp. (Food Products)	190
2,434	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	53
3,140	POSCO (Metals & Mining)	691
880	S1 Corp. (Commercial Services & Supplies)	67
6,166	Samsung C&T Corp. (Trading Companies & Distributors)	330
1,530	Samsung Card Co. Ltd. (Consumer Finance)	57

Shares	Security Description	Value (000)
	Common Stocks (continued)

	South Korea (continued)
2,826	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	$196
5,700	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,404
1,654	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	400
2,849	Samsung Life Insurance Co. Ltd. (Insurance)	248
2,624	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	323
1,267	Samsung SDS Co. Ltd. (IT Services)	306
2,770	Samsung Securities Co. Ltd. (Capital Markets)	130
20,940	Shinhan Financial Group Co. Ltd. (Banks)	792
378	Shinsegae Co. Ltd. (Multiline Retail)	57
1,027	SK C&C Co. Ltd. (IT Services)	215
1,257	SK Holdings Co. Ltd. (Industrial Conglomerates)	193
2,873	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	247
4,620	SK Networks Co. Ltd. (Trading Companies & Distributors)	34
27,591	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	6,778
2,395	S-Oil Corp. (Oil, Gas & Consumable Fuels)	139
14,550	Woori Bank (Banks)	123
403	Yuhan Corp. (Pharmaceuticals)	68

		45,021

	Spain — 2.65%
175,016	Abertis Infraestructuras SA (Transportation Infrastructure)	3,168
76,496	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	2,714
885,911	Banco Bilbao Vizcaya Argentaria SA (Banks)^	8,961
318,179	Banco de Sabadell SA (Banks)^	780
2,088,968	Banco Santander SA (Banks)	15,759
22,483	Bolsas y Mercados Espanoles (Diversified Financial Services)	1,003
141,000	CaixaBank SA (Banks)	669
8,717	Cemex Latam Holdings SA (Construction Materials)(a)	45
104,644	Corporacion Mapfre (Insurance)	382
250,889	Distribuidora Internacional de Alimentacion SA (Software)	1,965
21,965	Enagas (Gas Utilities)	629
281,382	Ferrovial SA (Construction & Engineering)	5,989
83,165	Fomento de Construcciones y Contratas SA (Construction & Engineering)(a)	1,016
37,917	Gas Natural SDG SA (Gas Utilities)	852
31,324	Grifols SA, ADR (Biotechnology)	1,028

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Spain (continued)
32,567	Grifols SA (Biotechnology)	$1,399
5,000	Grifols SA, Class - B (Biotechnology)	168
708,443	Iberdrola SA (Electric Utilities)	4,571
11,196	Red Electrica Corporacion SA (Electric Utilities)	912
441,145	Repsol YPF SA (Oil, Gas & Consumable Fuels)	8,222
46,928	Tecnicas Reunidas SA (Energy Equipment & Services)	1,973
1,062,637	Telefonica SA (Diversified Telecommunication Services)	15,149

		77,354

	Sweden — 2.63%
26,176	Assa Abloy AB, Class - B (Building Products)	1,563
10,203	Autoliv, Inc. (Auto Components)	1,213
31,191	Boliden AB (Metals & Mining)	621
27,773	Electrolux AB, Series B (Household Durables)^	798
71,682	Hennes & Mauritz AB, B Shares (Specialty Retail)	2,911
30,771	Industrivarden AB, C Shares (Diversified Financial Services)	579
9,782	Modern Times Group, B Shares (Media)	300
636,243	Nordea Bank AB (Banks)	7,783
893,340	Sandvik AB (Machinery)	10,009
416,979	Skandinaviska Enskilda Banken AB, Class - A (Banks)^	4,888
250,738	Skanska AB, B Shares (Construction & Engineering)	5,634
331,744	SKF AB, B Shares (Machinery)^	8,587
29,619	Svenska Handelsbanken AB, A Shares (Banks)^	1,340
287,214	Swedbank AB, A Shares (Banks)^	6,877
133,705	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,601
997,706	TeliaSonera AB (Diversified Telecommunication Services)	6,352
1,292,353	Volvo AB, B Shares (Machinery)^	15,659

		76,715

	Switzerland — 9.11%
1,673,107	ABB Ltd. - Registered (Electrical Equipment)	35,529
26,373	Actelion Ltd. - Registered (Biotechnology)	3,057
185,504	Adecco SA, Registered Shares (Professional Services)	15,466
11,633	Baloise Holding AG, Registered Shares (Insurance)	1,541
145,109	Clariant AG (Chemicals)	2,904
19,305	Compagnie Financiere Richemont SA - Registered (Textiles, Apparel & Luxury Goods)	1,556
103,937	Credit Suisse Group AG - Registered (Capital Markets)	2,801
7,275	DKSH Holding Ltd. (Professional Services)	595
3,736	Geberit AG (Building Products)	1,404

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Switzerland (continued)
7,343	Givaudan SA - Registered (Chemicals)	$13,318
21,641	Holcim Ltd. - Registered (Construction Materials)	1,618
8,438	Julius Baer Group Ltd. (Capital Markets)	424
35,994	Kuehne & Nagel International (Marine)	5,354
769,312	Nestle SA (Food Products)	58,123
120,751	Novartis AG - Registered (Pharmaceuticals)	11,951
7,560	Pargesa Holding SA (Diversified Financial Services)	532
2,796	Partners Group Holding AG (Capital Markets)	836
83,500	Roche Holding AG - Genusscheine (Pharmaceuticals)	23,043
4,016	SGS SA - Registered (Professional Services)	7,689
4,417	Swiss Life Holding (Insurance)	1,093
27,396	Swiss Prime Site AG - Registered (Real Estate Management & Development)	2,383
86,206	Swiss Re AG (Insurance)	8,350
11,406	Swisscom AG - Registered (Diversified Telecommunication Services)	6,628
78,569	Syngenta AG, Registered Shares (Chemicals)	26,745
26,054	Temenos Group AG (Software)	898
2,263	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	960
480	The Swatch Group AG - Registered (Textiles, Apparel & Luxury Goods)	40
32,258	UBS AG - Registered (Capital Markets)	608
440,379	UBS Group AG (Capital Markets)	8,304
64,300	Zurich Financial Services AG (Insurance)	21,796

		265,546

	Taiwan — 0.86%
145,524	Acer, Inc. (Technology Hardware, Storage & Peripherals)(a)	94
303,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	409
16,491	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	126
100,980	Asia Cement Corp. (Construction Materials)	127
90,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	41
34,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	343
412,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	207
32,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	335
389,100	Cathay Financial Holding Co. Ltd. (Insurance)	622

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Taiwan (continued)
244,780	Chang Hwa Commercial Bank Ltd. (Banks)	$142
82,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	188
27,135	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	76
168,000	China Airlines Ltd. (Airlines)(a)	87
660,000	China Development Financial Holding Corp. (Banks)	229
140,600	China Life Insurance Co. Ltd. (Insurance)	122
35,000	China Motor Corp. (Automobiles)	30
583,440	China Steel Corp. (Metals & Mining)	485
662,640	Chinatrust Financial Holding Co. Ltd. (Banks)	440
185,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	589
20,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	31
152,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	127
32,000	CTCI Corp. (Construction & Engineering)	53
85,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	536
312,544	E.Sun Financial Holding Co. Ltd. (Banks)	191
8,320	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	109
44,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	71
69,984	EVA Airways Corp. (Airlines)(a)	51
68,000	Evergreen Marine Corp. Ltd. (Marine)(a)	51
67,320	Far Eastern Department Stores Ltd. (Multiline Retail)	57
136,680	Far Eastern New Century Corp. (Industrial Conglomerates)	141
81,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	195
19,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	22
381,920	First Financial Holdings Co. Ltd. (Banks)	227
156,000	Formosa Chemicals & Fibre Corp. (Chemicals)	358
2,200	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	23
58,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	127
195,000	Formosa Plastics Corp. (Chemicals)	473
41,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	43
45,150	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	121
319,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	573

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Taiwan (continued)
14,000	Giant Manufacturing Co. Ltd. (Leisure Products)	$135
2,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	115
24,000	Highwealth Construction Corp. (Real Estate Management & Development)	56
9,270	Hiwin Technologies Corp. (Machinery)	69
613,760	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,796
13,000	Hotai Motor Co. Ltd. (Specialty Retail)	201
31,000	HTC Corp. (Technology Hardware, Storage & Peripherals)(a)	138
316,220	Hua Nan Financial Holdings Co. Ltd., Class - C (Banks)	181
362,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	181
113,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment)(a)	151
120,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	87
15,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	48
5,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	431
98,490	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	128
70,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	948
491,000	Mega Financial Holding Co. Ltd. (Banks)	407
10,500	Merida Industry Co. Ltd. (Leisure Products)	83
227,000	Nan Ya Plastics Corp. (Chemicals)	504
28,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	145
76,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	206
7,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	58
106,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	149
28,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	48
29,000	President Chain Store Corp. (Food & Staples Retailing)	218
216,960	President Enterprises Corp. (Food Products)	363
11,600	Quanta Computer, Inc., GDR (Technology Hardware, Storage & Peripherals)(b)	140
128,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	309

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Taiwan (continued)
5,563	Quanta Computer, Inc. - Registered, GDR (Technology Hardware, Storage & Peripherals)	$67
19,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	59
24,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	77
33,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	51
27,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	59
10,400	ScinoPharm Taiwan Ltd. (Pharmaceuticals)	16
372,144	Shin Kong Financial Holding Co. Ltd. (Insurance)	106
141,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	235
15,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	76
333,218	SinoPac Financial Holdings Co. Ltd. (Banks)	139
17,440	Standard Foods Corp. (Food Products)	45
67,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	91
386,965	Taishin Financial Holding Co. Ltd. (Banks)	165
235,760	Taiwan Business Bank (Banks)(a)	72
160,000	Taiwan Cement Corp. (Construction Materials)	226
336,492	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	170
31,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	54
48,000	Taiwan Glass Industry Corp. (Building Products)	35
79,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	277
26,200	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	615
1,191,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,538
96,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	92
12,000	TPK Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	84
10,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	35
18,000	U-Ming Marine Transport Corp. (Marine)	27

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Taiwan (continued)
55,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	$36
579,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	287
38,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	65
130,000	Walsin Lihwa Corp. (Electrical Equipment)(a)	40
35,000	Wan Hai Lines Ltd. (Marine)	43
123,423	Wistron Corp. (Technology Hardware, Storage & Peripherals)	105
76,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	98
53,000	Yang Ming Marine Transport (Marine)(a)	30
392,525	Yuanta Financial Holding Co. Ltd. (Capital Markets)	198
42,000	Yulon Motor Co. Ltd. (Automobiles)	58

		24,938

	Thailand — 0.16%
51,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	373
22,300	Airports of Thailand Public Co. Ltd., Foreign Registered Shares (Transportation Infrastructure)	192
27,300	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	155
163,000	Bangkok Dusit Medical Service Public Co. Ltd., Class - F (Health Care Providers & Services)	99
43,700	Banpu Public Co. Ltd., Foreign Registered Shares (Oil, Gas & Consumable Fuels)	40
44,200	BEC World Public Co. Ltd., Foreign Registered Shares (Media)	56
309,900	BTS Group Holdings Public Co. Ltd. (Road & Rail)	87
13,300	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	62
71,200	Central Pattana Public Co. Ltd., Foreign Registered Shares (Real Estate Management & Development)	94
118,400	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	82
217,400	CP ALL Public Co. Ltd. (Food & Staples Retailing)	274
18,500	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	43
47,500	Energy Absolute Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	37

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Thailand (continued)
30,200	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	$80
151,414	Home Product Center Public Co. Ltd., Foreign Registered Shares (Specialty Retail)	38
58,000	Indorama Ventures Public Co. Ltd. (Chemicals)	46
615,300	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	81
90,300	Kasikornbank Public Co. Ltd. (Banks)	635
190,800	Krung Thai Bank Public Co. Ltd., Foreign Registered Shares (Banks)	134
69,600	Minor International Public Co. Ltd., Foreign Registered Shares (Hotels, Restaurants & Leisure)	75
68,600	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	229
79,200	PTT Global Chemical Public Co. Ltd. (Chemicals)	128
70,300	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	697
76,600	Siam Commercial Bank Public Co. Ltd. (Banks)	418
46,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	75
75,600	Thai Union Frozen Products Public Co. Ltd. (Diversified Consumer Services)	47
18,300	The Siam Cement Public Co. Ltd. - NVDR (Construction Materials)	288
764,400	TMB Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	70
392,510	True Corp. Public Co. Ltd. - Foreign Registered Shares (Diversified Telecommunication Services)(a)	151

		4,786

	Turkey — 0.10%
105,569	Akbank TAS (Banks)	311
10,714	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)(a)	89
12,316	Arcelik A/S (Household Durables)	71
10,187	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	181
3,350	Coca-Cola Icecek A/S (Beverages)	57
90,465	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	103
21,338	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	43
73,718	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	115
3,776	Ford Otomotiv Sanayi A/S (Automobiles)	49
42,541	Haci OMER Sabanci Holding (Diversified Financial Services)	150
32,650	KOC Holdings A/S (Industrial Conglomerates)	148

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Turkey (continued)
11,340	Petkim Petrokimya Holding AS (Chemicals)	$15
8,803	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	74
6,835	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	41
5,823	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	138
28,677	Turk Hava Yollari Anonim Ortakligi (Airlines)(a)	95
23,244	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	62
42,451	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(a)	218
112,319	Turkiye Garanti Bankasi A/S (Banks)	369
30,116	Turkiye Halk Bankasi A/S (Banks)	149
75,852	Turkiye Is Bankasi A/S, C Shares (Banks)	171
28,042	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	35
40,653	Turkiye Vakiflar Bankasi TAO, Class - D (Banks)	67
7,460	Ulker Biskuvi Sanayi A/S (Food Products)	56
39,061	Yapi ve Kredi Bankasi AS (Banks)	60

		2,867

	United Arab Emirates — 0.04%
35,553	Abu Dhabi Commercial Bank PJSC (Banks)	63
98,379	Aldar Properties PJSC (Real Estate Management & Development)	63
97,877	Arabtec Holding Co. (Construction & Engineering)(a)	61
12,633	DP World Ltd. (Transportation Infrastructure)	273
25,451	Dubai Financial Market (Diversified Financial Services)	10
64,200	Dubai Islamic Bank (Banks)	108
195,003	Emaar Properties PJSC (Real Estate Management & Development)	351
34,401	First Gulf Bank PJSC (Media)	137
21,618	National Bank of Abu Dhabi (Media)	70

		1,136

	United Kingdom — 18.12%
249,600	AA PLC (Commercial Services & Supplies)(a)	1,491
100,090	Aberdeen Asset Management PLC (Capital Markets)	682
21,709	Admiral Group PLC (Insurance)	493
164,100	AMEC PLC (Energy Equipment & Services)	2,204
792,751	Anglo American PLC (Metals & Mining)	11,899
177,223	Antofagasta PLC (Metals & Mining)	1,925
30,800	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	505
5,200	Associated British Foods PLC (Food Products)	217

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United Kingdom (continued)
510,739	AstraZeneca PLC (Pharmaceuticals)	$35,047
711,619	Aviva PLC (Insurance)	5,699
74,490	Babcock International Group PLC (Commercial Services & Supplies)	1,088
1,719,608	BAE Systems PLC (Aerospace & Defense)	13,352
476,522	Balfour Beatty PLC (Construction & Engineering)	1,697
1,909,573	Barclays PLC (Banks)	6,871
101,120	Bellway PLC (Household Durables)	2,971
253,654	BG Group PLC (Oil, Gas & Consumable Fuels)	3,119
905,540	BHP Billiton PLC (Metals & Mining)	19,790
3,777,356	BP PLC (Oil, Gas & Consumable Fuels)	24,467
626,374	British American Tobacco PLC (Tobacco)	32,410
203,511	British Land Co. PLC (Real Estate Investment Trusts)	2,514
993,402	BT Group PLC (Diversified Telecommunication Services)	6,454
187,990	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	970
97,144	Carnival PLC (Hotels, Restaurants & Leisure)	4,749
1,205,358	Centrica PLC (Multi-Utilities)	4,523
354,637	Compass Group PLC (Hotels Restaurants & Leisure)	6,165
79,311	Croda International PLC (Chemicals)	3,222
41,968	Delphi Automotive PLC (Auto Components)	3,347
2,595	Diageo PLC (Beverages)	72
158,764	Direct Line Insurance Group (Insurance)	751
14,700	Ensco PLC, ADR (Energy Equipment & Services)	310
48,379	Essentra PLC (Chemicals)	713
15,900	Fidessa Group PLC (Software)	520
1,384,303	GlaxoSmithKline PLC (Pharmaceuticals)	31,742
99,330	Grainger PLC (Real Estate Management & Development)	304
15,968	Greene King PLC (Hotels, Restaurants & Leisure)	198
446,000	Haversham Holdings PLC - Registered, Registered Shares (Specialty Retail)(a)	1,058
83,691	Home Retail Group PLC (Internet & Catalog Retail)	205
390,695	Howden Joinery Group PLC (Specialty Retail)	2,571
2,254,615	HSBC Holdings PLC (Banks)	19,196
602,678	HSBC Holdings PLC (HK) (Banks)	5,181
90,709	ICAP PLC (Capital Markets)	709
29,567	IMI PLC (Machinery)	559
475,712	Imperial Tobacco Group PLC (Tobacco)	20,906
100,684	Inmarsat PLC (Diversified Telecommunication Services)	1,382
57,459	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	2,245
778,903	International Consolidated Airlines Group SA (Airlines)(a)	6,966

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United Kingdom (continued)
1,024,472	J Sainsbury PLC (Food & Staples Retailing)	$3,939
28,264	John Wood Group PLC (Energy Equipment & Services)	266
106,838	Johnson Matthey PLC (Chemicals)	5,365
623,615	Kingfisher PLC (Specialty Retail)	3,520
655,590	Legal & General Group PLC (Insurance)	2,709
102,332	Liberty Global PLC, Class - A (Media)(a)	5,267
145,654	Liberty Global PLC, Series C (Media)(a)	7,255
7,604,200	Lloyds Banking Group PLC (Banks)(a)	8,829
717,455	Marks & Spencer Group PLC (Multiline Retail)	5,693
94,038	Meggitt PLC (Aerospace & Defense)	765
86,065	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	564
424,286	Michael Page International PLC (Professional Services)	3,282
77,392	Micro Focus International PLC (Software)	1,356
422,444	National Grid PLC (Multi-Utilities)	5,418
254,144	Ocado Group PLC (Internet & Catalog Retail)(a)	1,333
518,489	Old Mutual PLC (Insurance)	1,708
34,702	Ophir Energy PLC (Oil, Gas & Consumable Fuels)(a)	69
346,778	Pearson PLC (Media)	7,463
134,383	Persimmon PLC (Household Durables)(a)	3,315
78,425	Provident Financial PLC (Consumer Finance)	3,132
220,819	Prudential PLC (Insurance)	5,476
31,025	RecKitt Benckiser Group PLC (Household Products)	2,669
592,216	Rentokil Initial PLC (Commercial Services & Supplies)	1,201
158,306	Resolution Ltd. (Insurance)	971
298,049	Rexam PLC (Containers & Packaging)	2,560
750,324	Rio Tinto PLC (Metals & Mining)	30,850
662,148	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	19,720
645,299	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	20,090
4,629	RSA Insurance Group PLC (Insurance)	29
91,219	SABMiller PLC (Beverages)	4,789
160,493	SEGRO PLC (Real Estate Investment Trusts)	992
25,648	Severn Trent PLC (Water Utilities)	783
19,000	Sports Direct International (Specialty Retail)(a)	172
334,650	SSE PLC (Electric Utilities)	7,435
261,206	Standard Chartered PLC (Banks)	4,236
213,898	Standard Life PLC (Insurance)	1,509
197,193	Tate & Lyle PLC (Food Products)	1,748
3,657,234	Tesco PLC (Food & Staples Retailing)	13,118
463,678	The Sage Group PLC (Software)	3,209
780,844	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)	1,687
54,748	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	230

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments - March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	United Kingdom (continued)
249,376	Ubm PLC (Media)	$1,957
75,558	Unilever PLC (Food Products)	3,155
78,174	United Utilities Group PLC (Water Utilities)	1,082
9,154,957	Vodafone Group PLC (Wireless Telecommunication Services)	29,934
175,895	William Hill PLC (Hotels, Restaurants & Leisure)	968
1,000,195	William Morrison Supermarkets PLC (Food & Staples Retailing)	2,871

		528,148

	United States — 0.16%
59,074	Cognizant Technology Solutions Corp. (IT Services)(a)	3,686
100	MercadoLibre, Inc. (Internet Software & Services)	12
8,500	Southern Copper Corp. (Metals & Mining)	248
4,714	WABCO Holdings, Inc. (Machinery)(a)	579

		4,525

	Total Common Stocks	2,829,633

	Preferred Stocks — 0.78%

	Brazil — 0.13%
5,300	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers)	29
124,320	Banco Bradesco SA - Preferred (Banks)	1,154
10,100	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)	35
11,800	Bradespar SA - Preferred (Metals & Mining)	39
8,800	Braskem SA - Preferred, Class - A (Chemicals)	31
11,900	Centrais Eletricas Brasileiras SA - Preferred, B Shares (Electric Utilities)	26
36,900	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	149
8,700	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)	64
5,100	Companhia Paranaense de Energia- COPEL - Preferred, B Shares (Electric Utilities)	54
41,600	Gerdau SA - Preferred (Metals & Mining)	133
158,363	Itausa - Investimentos Itau SA - Preferred (Banks)	497
23,825	Lojas Americanas SA - Preferred (Multiline Retail)	123
12,200	Metalurgica Gerdau SA - Preferred (Metals & Mining)	42
13,640	Oi SA - Preferred (Diversified Telecommunication Services)(a)	22

Shares	Security Description	Value (000)
	Preferred Stocks (continued)

	Brazil (continued)
201,500	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	$619
15,700	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)	73
14,500	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)	224
20,000	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)(a)	31
91,500	Vale SA - Preferred (Metals & Mining)	444

		3,789

	Chile — 0.00%
13,354	Embotelladora Andina SA - Preferred, B Shares (Beverages)	34
4,452	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	81

		115

	Colombia — 0.01%
21,339	Bancolombia SA - Preferred (Banks)	208
6,064	Grupo Argos SA - Preferred (Construction Materials)	40
161,668	Grupo Aval Acciones y Valores SA - Preferred (Banks)	72
4,778	Grupo de Inversiones Suramericana - Preferred (Diversified Financial Services)	62

		382

	Germany — 0.57%
19,194	Bayerische Motoren Werke AG - Preferred (Automobiles)	1,779
20,566	Henkel AG & Co. KGaA - Preferred (Household Products)	2,422
95,861	Porsche Automobil Holding SE - Preferred (Automobiles)	9,427
11,078	Volkswagen AG - Preferred (Automobile Manufacturers)	2,952

		16,580

	Russia — 0.02%
75	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	161
53,900	Sberbank of Russia - Preferred (Banks)	42
335,200	Surgutneftegas - Preferred (Oil, Gas & Consumable Fuels)	257

		460

	South Korea — 0.05%
1,944	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	200
1,224	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	122
386	LG Chem Ltd. - Preferred (Chemicals)	53

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks (continued)

	South Korea (continued)
978	Samsung Electronics Co. Ltd. - Preferred (Technology Hardware, Storage & Peripherals)	$974

		1,349

	Total Preferred Stocks	22,675

	Warrant — 0.00%

	Singapore — 0.00%
80,602	Olam International Ltd. (Food & Staples Retailing)(a)	20

	Total Warrant	20

	Rights — 0.03%

	Russia — 0.00%
56,600	The Moscow Exchange MICEX (Diversified Financial Services)(a)	67

	South Africa — 0.00%
1,475	Discovery Ltd. (Insurance)(a)	4

	Spain — 0.01%
885,911	Banco Bilbao Vizcaya Argentaria SA (Banks)^(a)	128
318,179	Bco de Sababdell (Construction & Engineering)^(a)	81
1,078,372	Telefonica SA (Diversified Telecommunication Services)(a)	173

		382

	United Kingdom — 0.02%
23,400	AA Ltd. (Food Products)(a)	6
134,383	Persimmon PLC (Household Durables)(a)	189
261,432	Standard Life PLC (Insurance)(a)	284

		479

	Total Rights	932

Shares or Principal Amount(000)	Security Description	Value (000)
	U.S. Treasury Obligations — 0.00%
35	U.S. Treasury Bill, 0.09%, 6/4/15(c)	35
5	U.S. Treasury Bill, 0.11%, 9/17/15(c)	5

	Total U.S. Treasury Obligations	40

	Time Deposit — 0.73%
21,204	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/15	21,204

	Total Time Deposit	21,204

	Mutual Funds — 0.65%
2,418,000	Dreyfus Treasury Prime Cash Management Fund, 0.00%	2,418

Shares or Principal Amount(000)	Security Description	Value (000)
	Mutual Funds (continued)
39,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00%	$39
441,388	iShares MSCI India ETF	14,117
182,000	SSgA Treasury Money Market Fund, 0.00%	182
2,085,000	SSgA U.S. Government Money Market Fund, 0.00%	2,085

	Total Mutual Funds	18,841

	Repurchase Agreement — 3.00%
87,525	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $87,525,356 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $89,275,243) ^^	87,525

	Total Repurchase Agreement	87,525

	Total Investments (cost $2,769,376) — 102.28%	2,980,870
	Liabilities in excess of other assets — (2.28%)	(66,452)

	Net Assets - 100.00%	$2,914,418

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $149,992 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

FDR—Fiduciary Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corp.	Cadence Capital Management, LLC	Total
Common Stocks	7.22%	4.56%	8.57%	10.60%	5.79%	60.35%	97.09%
Preferred Stocks	0.31%	—	0.02%	—	0.21%	0.24%	0.78%
Rights	—	—	—	0.01%	—	0.02%	0.03%
Time Deposit	0.28%	—	0.45%	—	—	—	0.73%
Mutual Fund	—	—	—	0.07%	0.49%	0.09%	0.65%
Repurchase Agreement	0.11%	0.15%	0.24%	0.12%	0.02%	2.36%	3.00%
Other Assets (Liabilities)	-0.10%	-0.26%	-0.19%	-0.07%	0.01%	-1.67%	-2.28%

Total Net Assets	7.82%	4.45%	9.09%	10.73%	6.52%	61.39%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
18	Mini MSCI Emerging Markets Index Future	$875	6/19/15	$37

	Net Unrealized Appreciation/(Depreciation)			37

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 03/31/15(000)	Unrealized Appreciation/ (Depreciation)(000)
	Currencies Purchased
185,296	Canadian Dollar	Mellon Bank	4/6/15	$146	$146	$—

	Total Currencies Purchased			$146	$146	$—

	Currencies Sold
95,513	Euro	Deutsche Bank	4/7/15	$103	$103	$—
5,485,809	Japanese Yen	Deutsche Bank	4/6/15	46	46	—
21,263	Singapore Dollar	Mellon Bank	4/6/15	15	15	—

	Total Currencies Sold			$164	$164	$—

	Net Unrealized/Appreciation(Depreciation)					$—

Amounts designated as “—” are $0 or has been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.66%

	Brazil — 5.99%
849,500	Ambev SA (Beverages)	$4,910
5,400	Banco Bradesco SA (Banks)	51
170,447	Banco do Brasil SA (Banks)	1,229
4,128	Banco Santander Brasil SA (Banks)	18
3,088,400	BM&FBOVESPA SA (Diversified Financial Services)	10,773
967,500	Brasil Insurance Participacoes e Adminstracao SA (Insurance)	585
63,900	BRF SA (Food Products)	1,265
1,291,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Water Utilities)	6,998
688,400	Cia Hering (Specialty Retail)	3,508
1,468,995	Cia Vale Do Rio, ADR (Materials)	7,125
4,200	Cielo SA (IT Services)	60
1,197,000	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	5,008
1,611,700	Duratex SA (Paper & Forest Products)	4,420
2,433,247	EDP - Energias do Brasil SA (Electric Utilities)	7,946
1,587,665	Gerdau SA, ADR (Metals & Mining)	5,081
659,820	Itau Unibanco Holding SA, ADR (Banks)	7,298
772,503	Itau Unibanco Holding SA (Banks)	8,575
5,069,226	Magnesita Refratarios SA (Construction Materials)(a)	3,718
384,774	Oi SA, ADR (Diversified Telecommunication Services)^(b)	593
2,318,056	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)^	13,931
650,500	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	1,957
672,000	Sul America SA (Insurance)	2,964
340,550	Telefonica Brasil SA, ADR (Diversified Telecommunication Services)^	5,207
623,700	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	4,142
878,200	Vale SA (Metals & Mining)	4,943

		112,305

	Chile — 1.82%
41,000	Banco de Credito e Inversiones SA (Banks)	1,834
387,046	Cap SA (Metals & Mining)	1,330
5,467,896	Cencosud SA (Food & Staples Retailing)	12,966
208,872,972	CorpBanca SA (Banks)	2,211
934,926	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)(a)	9,669
18,493,344	Enersis SA (Electric Utilities)	6,055

		34,065

	China — 23.05%
15,009,000	Agricultural Bank of China Ltd., H Shares (Banks)	7,434
1,476,000	Air China Ltd. (Airlines)	1,506
3,784,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	14,328
27,190,100	Bank of China Ltd., H Shares (Banks)	15,713

Shares	Security Description	Value (000)
	Common Stocks (continued)

	China (continued)
7,526,000	Bank of Communications Co. Ltd., H Shares (Banks)	$6,456
5,319,000	Baoxin Auto Group Ltd. (Specialty Retail)^	2,882
10,118,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	9,867
8,214,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	6,188
32,040,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)(a)	14,217
58,515,350	China Construction Bank Corp., H Shares (Banks)	48,609
9,901,000	China Everbright Bank Co. Ltd., H Shares (Banks)	5,453
2,558,000	China Life Insurance Co. Ltd., H Shares (Insurance)	11,202
3,317,500	China Merchants Bank Co. Ltd., H Shares (Banks)	8,105
5,191,400	China Minsheng Banking Corp. Ltd., H Shares (Banks)	6,342
120,398	China Mobile Ltd., ADR (Wireless Telecommunication Services)	7,829
1,759,000	China Mobile Ltd. (Wireless Telecommunication Services)	22,963
5,892,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	5,867
17,800	China Pacific Insurance Group Co. Ltd., H Shares (Insurance)	85
11,505,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	9,157
2,694,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	4,024
2,516,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	6,426
11,270,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	7,225
8,549,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	5,547
14,105,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	19,941
16,470,113	Cosco Pacific Ltd. (Transportation Infrastructure)	21,585
176,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	90
2,058,600	Dongfang Electric Corp. Ltd., H Shares (Electrical Equipment)^	3,973
22,629,200	Global Bio-Chem Technology Group Co. Ltd. (Food Products)(a)(b)	616
37,236,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	5,379
8,119,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	7,771

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	China (continued)
54,431,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	$40,161
3,938,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	5,293
974,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	1,812
1,108,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,755
1,318,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	638
15,665,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^(a)(b)	8,022
4,100,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	4,538
1,249,500	Ping An Insurance Group Co. of China (Insurance)	15,022
7,522,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)(a)	23,190
2,361,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	2,047
4,123,500	Soho China Ltd. (Real Estate Management & Development)	2,808
1,099,800	Tencent Holdings Ltd. (Internet Software & Services)	20,883
2,404,000	Weichai Power Co. Ltd. (Machinery)	9,272
12,518,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing)(a)	9,075
606,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	804

		432,100

	Colombia — 0.12%
2,275,636	Ecopetrol SA (Oil, Gas & Consumable Fuels)	1,730
211,400	Interconexion Electrica SA (Electric Utilities)	604

		2,334

	Egypt — 0.01%
98,243	Telecom Egypt Co. (Diversified Telecommunication Services)	144

	Greece — 0.19%
3,001,679	National Bank of Greece SA (Banks)(b)	3,550

	Hong Kong — 1.11%
200,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	646
4,642,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	11,652
4,904,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	2,322
337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	—
1,112,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	5,063

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Hong Kong (continued)
707,158	NWS Holdings Ltd. (Industrial Conglomerates)	$1,179

		20,862

	Hungary — 1.24%
76,200	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,309
612,605	OTP Bank Nyrt PLC (Banks)	11,643
599,023	Richter Gedeon Nyrt (Pharmaceuticals)	8,264

		23,216

	India — 8.34%
1,842,783	Bank of India (Banks)(b)	5,767
729,610	Bharat Heavy Electricals Ltd. (Electrical Equipment)	2,744
305,400	Bharti Airtel Ltd. (Wireless Telecommunication Services)	1,919
1,065,170	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	3,640
288,500	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,673
237,600	GAIL India Ltd. (Gas Utilities)	1,472
25,432	Hindalco Industries Ltd. (Metals & Mining)	52
127,675	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	2,685
2,576,322	ICICI Bank Ltd. (Banks)	12,989
547,710	IDFC Ltd. (Diversified Financial Services)	1,462
7,922,973	India Cements Ltd. (Construction Materials)(a)(b)	10,908
194,944	Infosys Ltd. (IT Services)	6,911
122,365	ITC Ltd. (Tobacco)	637
371,300	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	2,596
113,700	Mahindra & Mahindra Ltd. (Automobiles)	2,158
3,356,691	NMDC Ltd. (Metals & Mining)	6,906
2,803,941	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	6,580
695,890	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,407
631,632	Oriental Bank of Commerce (Banks)	2,065
2,282,476	Power Grid Corp. of India Ltd. (Electric Utilities)	5,298
2,120,259	Punjab National Bank (Banks)(b)	4,893
1,954,003	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	25,792
11,540	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels)(c)	305
1,486,289	Rolta India Ltd. (IT Services)	3,856
24,094	Rural Electrification Corp. Ltd. (Diversified Financial Services)	128
1,293,500	Sesa Sterlite Ltd. (Metals & Mining)	3,917
91,938	Sesa Sterlite Ltd., ADR (Metals & Mining)	1,140
1,691,480	South Indian Bank Ltd. (Banks)	681
3,388,446	State Bank of India (Banks)	14,461
5,802,442	Steel Authority of India Ltd. (Metals & Mining)	6,250
61,834	Tata Consultancy Services Ltd. (IT Services)	2,524

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	India (continued)
477,000	Tata Motors Ltd. (Automobiles)	$4,194
582,000	Tata Power Co. Ltd. (Electric Utilities)	717
755,700	Tata Steel Ltd. (Metals & Mining)	3,825
172,800	Wipro Ltd. (IT Services)	1,736

		156,288

	Indonesia — 0.89%
1,905,000	PT Astra International Tbk (Automobiles)	1,250
520,800	PT Bank Central Asia Tbk (Banks)	591
2,773,500	PT Bank Danamon Indonesia Tbk (Banks)	1,088
2,734,000	PT Bank Negara Indonesia Persero Tbk (Banks)	1,510
558,800	PT Bank Rakyat Indonesia Persero Tbk (Banks)	568
10,035,800	PT Indofood Sukses Makmur Tbk (Food Products)	5,720
405,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	90
3,513,300	PT United Tractors Tbk (Machinery)	5,860

		16,677

	Jersey — 0.24%
29,828,000	West China Cement Ltd. (Construction Materials)	4,502

	Malaysia — 2.92%
3,212,100	AMMB Holdings Berhad (Banks)	5,518
9,388,688	CIMB Group Holdings Berhad (Banks)	15,775
1,921,900	Felda Global Ventures Holdings Berhad (Food Products)	1,127
294,700	Hong Leong Financial Group Berhad (Banks)	1,350
5,498,783	IOI Properties Group Berhad (Real Estate Management & Development)	3,238
2,657,614	Malayan Banking Berhad (Banks)	6,698
46,526,000	Parkson Retail Group Ltd. (Multiline Retail)(a)	10,083
236,500	Public Bank Berhad (Banks)	1,206
1,511,400	RHB Capital Berhad (Banks)	3,233
126,000	Tenega Nasional Berhad (Electric Utilities)	489
8,853,100	YTL Corp. Berhad (Multi-Utilities)	3,993
5,154,900	YTL Power International Berhad (Multi- Utilities)	2,089

		54,799

	Mexico — 2.97%
2,871,129	Alpek SA de CV (Chemicals)(b)	3,215
6,269,500	America Movil SAB de CV (Wireless Telecommunication Services)	6,417
509,572	Arca Continental SAB de CV (Beverages)(b)	3,134
1,146,400	Cemex SAB de CV (Construction Materials)(b)	1,087
554,800	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	4,421
2,632,900	Consorcio ARA SAB de CV (Household Durables)(b)	1,101

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Mexico (continued)
500,100	Fomento Economico Mexicano SAB de CV (Beverages)(b)	$4,676
775,837	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	5,099
1,486,900	Grupo Financiero Banorte SAB de CV (Banks)	8,622
574,100	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	1,254
318,545	Grupo Mexico SAB de CV, Series B (Metals & Mining)	939
313,400	Grupo Televisa SAB de CV (Media)(b)	2,069
2,604,000	Ohl Mexico SAB de CV (Transportation Infrastructure)(b)	4,922
724,391	Volaris Aviation Holding Company, ADR (Industrials)(a)(b)	8,070
264,300	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	659

		55,685

	Peru — 0.29%
538,900	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	5,459
400	Credicorp Ltd. (Banks)	56

		5,515

	Philippines — 0.15%
1,303,800	Metropolitan Bank & Trust Co. (Banks)	2,846

	Poland — 1.64%
2,336,100	Getin Nobel Bank SA (Banks)(b)	1,043
160,257	KGHM Polska Miedz SA (Metals & Mining)	5,079
905,883	PGE SA (Electric Utilities)	4,986
1,335,667	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	11,992
2,267,709	Tauron Polska Energia SA (Electric Utilities)	2,641
1,995,300	Telekomunikacja Polska SA (Diversified Telecommunication Services)	5,022

		30,763

	Qatar — 0.40%
330,700	Doha Bank Qsc (Banks)	4,568
189,121	The Commercial Bank of Qatar QSC (Banks)	2,857

		7,425

	Russia — 3.66%
4,659,699	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels)(a)	21,971
231,419	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	10,629
25,910	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	1,323
230,203	MegaFon OAO, GDR (Wireless Telecommunication Services)(c)	3,683
1,415,282	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)(c)	6,093
1,633,848	Sberbank of Russia, ADR (Banks)	7,179
452,700	Sberbank of Russia, ADR (Banks)	1,978

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Russia (continued)
119,164	Severstal, Registered Shares, GDR (Metals & Mining)	$1,338
18,116	Sistema JSFC - Registered, GDR (Wireless Telecommunication Services)	134
1,005,206	Surgutneftegaz OAO, ADR (Oil, Gas & Consumable Fuels)	7,574
5,675,151	The Moscow Exchange (Diversified Financial Services)	6,746

		68,648

	South Africa — 4.21%
480,100	African Rainbow Minerals Ltd. (Metals & Mining)	3,917
2,613,266	Aveng Ltd. (Construction & Engineering)(b)	2,424
455,358	Barloworld Ltd. (Trading Companies & Distributors)	3,487
99,463	FirstRand Ltd. (Diversified Financial Services)	458
620,766	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	1,469
259,195	Imperial Holdings Ltd. (Distributors)	4,126
247,686	Kumba Iron Ore Ltd. (Metals & Mining)^	3,188
342,243	Liberty Holdings Ltd. (Insurance)	4,740
301,830	MTN Group Ltd. (Wireless Telecommunication Services)	5,106
76,389	Naspers Ltd. Class N (Media)	11,787
5,114,306	Redefine Properties Ltd. (Real Estate Investment Trusts)	5,232
95,619	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,252
1,462,127	Standard Bank Group Ltd. (Banks)	20,269
1,517,600	Steinhoff International Holdings Ltd. (Household Durables)	9,521

		78,976

	South Korea — 17.15%
87,829	BS Financial Group, Inc. (Banks)	1,204
517,593	DGB Financial Group, Inc. (Banks)	5,646
50,400	Doosan Corp. (Industrial Conglomerates)	5,294
214,300	Doosan Heavy Industries & Construction Co. Ltd. (Electrical Equipment)	5,467
26,677	E-Mart Co. Ltd. (Food & Staples Retailing)	5,604
234,089	Hana Financial Group, Inc. (Banks)	6,067
164,011	Hanwha Corp. (Chemicals)	5,375
84,138	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	3,455
195,395	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	8,878
32,681	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	731
40,374	Hyundai Mobis Co. Ltd. (Auto Components)	8,972
165,395	Hyundai Motor Co. Ltd. (Automobiles)	25,125
434,200	Industrial Bank of Korea (Banks)	5,226
230,749	Jinro Ltd. (Beverages)^	4,618
329,697	KB Financial Group, Inc., ADR (Banks)(a)	11,586

Shares	Security Description	Value (000)
	Common Stocks (continued)

	South Korea (continued)
547,031	KB Financial Group, Inc. (Banks)	$19,383
19,281	Kia Motors Corp. (Automobiles)	786
709,492	Korea Electric Power Corp., ADR (Electric Utilities)	14,545
139,084	Korean Reinsurance Co. (Insurance)	1,279
243,230	KT Corp., ADR (Diversified Telecommunication Services)(b)	3,181
343,002	KT Corp. (Diversified Telecommunication Services)	8,968
2,464	KT&G Corp. (Tobacco)	197
43,221	LG Chem Ltd. (Chemicals)	8,806
25,845	LG Corp. (Industrial Conglomerates)	1,428
161,756	LG Electronics, Inc. (Information Technology)	8,589
37,384	Lotte Shopping Co. Ltd. (Multiline Retail)	8,005
100,271	LS Corp. (Electrical Equipment)	4,701
3,253	Naver Corp. (Internet Software & Services)	1,968
28,166	Nong Shim Co. Ltd. (Food Products)	6,183
58,348	POSCO (Metals & Mining)	12,861
67,298	POSCO, ADR (Metals & Mining)	3,679
57,265	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	74,396
423,589	Shinhan Financial Group Co. Ltd. (Banks)	16,020
57,130	Shinsegae Co. Ltd. (Multiline Retail)	8,678
38,276	SK Holdings Co. Ltd. (Industrial Conglomerates)	5,866
1,728	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	425
341,613	Tong Yang Life Insurance Co. Ltd. (Insurance)	3,572
576,354	Woori Bank (Banks)	4,874

		321,638

	Taiwan — 11.86%
2,539,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	3,429
1,023,971	Asia Cement Corp. (Construction Materials)	1,288
368,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	3,705
12,130,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	6,107
484,500	Cathay Financial Holding Co. Ltd. (Insurance)	774
1,016,000	China Motor Corp. (Automobiles)	880
194,611	China Steel Corp. (Metals & Mining)	162
190,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	604
21,547,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	17,942
78,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	492
1,019,133	Far Eastern Department Stores Ltd. (Multiline Retail)	862

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Taiwan (continued)
3,218,868	Far Eastern New Century Corp. (Industrial Conglomerates)	$3,323
175,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	202
3,628,486	First Financial Holdings Co. Ltd. (Banks)	2,157
120,200	Formosa Plastics Corp. (Chemicals)	292
670,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	706
338,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	609
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
7,680,316	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	22,486
12,831,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	6,419
1,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1
4,621,552	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	5,990
823,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	11,154
8,853,477	Mega Financial Holding Co. Ltd. (Banks)	7,343
124,240	Nan Ya Plastics Corp. (Chemicals)	276
2,913,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)(b)	4,778
2,295,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	6,213
2,325,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	3,256
2,860,150	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	8,905
2,629,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	5,756
34,956,550	Shin Kong Financial Holding Co. Ltd. (Insurance)	9,934
922,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	4,642
14,441,000	SinoPac Financial Holdings Co. Ltd. (Banks)	6,024
2,737,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	3,701
12,593,038	Taishin Financial Holding Co. Ltd. (Banks)	5,354
6,109,000	Taiwan Business Bank (Banks)(b)	1,855
1,700,000	Taiwan Cement Corp. (Construction Materials)	2,396
2,289,000	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	1,160
7,491,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	34,838
127,230	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	2,987
286,550	TSRC Corp. (Chemicals)	306

Shares	Security Description	Value (000)
	Common Stocks (continued)

	Taiwan (continued)
6,010,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	$3,900
3,076,981	United Microelectronics Corp., ADR (Semiconductors & Semiconductor Equipment)(a)	7,508
13,730,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	6,802
10,514,000	Walsin Lihwa Corp. (Electrical Equipment)(b)	3,243
1,827,408	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,554

		222,316

	Thailand — 2.78%
2,677,500	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	15,267
967,000	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	5,485
143,000	Banpu Public Co. Ltd., Foreign Registered Shares (Oil, Gas & Consumable Fuels)	130
100	Delta Electronics (Thailand) Public Co. Ltd. - Foreign Registered Shares (Electronic Equipment, Instruments & Components)	—
1,299,775	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	4,355
8,936,342	PTT Global Chemical Public Co. Ltd. (Chemicals)	14,354
648,100	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	6,435
3,865,200	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	6,179

		52,205

	Turkey — 1.13%
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class - D (Metals & Mining)(b)	—
919,202	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(b)	4,724
1,533,753	Turkiye Halk Bankasi A/S (Banks)	7,588
2,181,608	Turkiye Is Bankasi A/S, C Shares (Banks)	4,930
2,407,600	Turkiye Vakiflar Bankasi TAO, Class - D (Banks)	3,949

		21,191

	United Arab Emirates — 0.50%
2,288,600	Abu Dhabi Commercial Bank PJSC (Banks)	4,032
2,993,461	Emaar Properties PJSC (Real Estate Management & Development)	5,379

		9,411

	Total Common Stocks	1,737,461

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks — 3.48%

	Brazil — 2.71%
411,600	Banco Bradesco SA - Preferred (Banks)	$3,822
1,536,000	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)	5,348
86,917	Bradespar SA - Preferred (Metals & Mining)	288
1,103,412	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	4,482
461,800	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)	3,445
340,700	Companhia Paranaense de Energia- COPEL - Preferred, B Shares (Electric Utilities)	3,577
2,674,500	Gerdau SA - Preferred (Metals & Mining)	8,524
1,580,021	Itausa - Investimentos Itau SA - Preferred (Banks)	4,957
155,300	Metalurgica Gerdau SA - Preferred (Metals & Mining)	532
948,800	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	2,914
2,382,500	Randon Participacoes SA - Preferred (Machinery)	2,487
306,109	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)	4,732
1,143,581	Vale SA - Preferred (Metals & Mining)	5,547

		50,655

	Chile — 0.05%
357,507	Embotelladora Andina SA - Preferred, B Shares (Beverages)	908

	Colombia — 0.22%
430,996	Bancolombia SA - Preferred (Banks)	4,212

	South Korea — 0.50%
9,485	Samsung Electronics Co. Ltd. - Preferred (Technology Hardware, Storage & Peripherals)	9,441

	Total Preferred Stocks	65,216

Shares or Principal Amount(000)	Security Description	Value (000)
	Global Bond — 0.00%

	India — 0.00%
2,804	NTPC, Ltd., 8.49%, 3/25/25(d)	—

	Total Global Bond	—

	Time Deposit — 0.69%
12,940	State Street Liquidity Management
	Control System Eurodollar Time Deposit, 0.01%, 4/1/15	12,940

	Total Time Deposit	12,940

Shares or Principal Amount(000)	Security Description	Value (000)
	Mutual Funds — 2.29%
19,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares	$19
649,974	iShares MSCI Emerging Markets Index Fund ETF	26,083
18,480	iShares MSCI Taiwan Index Fund ETF	291
12,689,000	SSgA Treasury Money Market Fund	12,689
169,473	WisdomTree India Earnings Fund ETF	3,864

	Total Mutual Funds	42,946

	Repurchase Agreement — 0.96%
17,913	Jefferies LLC, 0.27%, 4/1/15 (Purchased on 3/31/15, proceeds at maturity $17,912,724 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $18,270,852) ^^	17,913

	Total Repurchase Agreement	17,913

	Total Investments (cost $1,972,881) — 100.08%	1,876,476
	Liabilities in excess of other assets — (0.08%)	(1,506)

	Net Assets - 100.00%	$1,874,970

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $29,711 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	These securities have been deemed illiquid by the Specialist Manager and represents 5.79% of the Portfolio’s net assets.
(b)	Represents non-income producing security.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corp.	Total
Common Stocks	47.25%	45.41%	92.66%
Preferred Stocks	0.90%	2.58%	3.48%
Time Deposits	0.69%	—	0.69%
Mutual Funds	0.61%	1.68%	2.29%
Repurchase Agreement	0.78%	0.18%	0.96%
Other Assets (Liabilities)	-0.39%	0.31%	-0.08%

Total Net Assets	49.84%	50.16%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.50%
$25	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	$25
25	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	25
25	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3	1.27	7/8/19	25
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	115
20	CarMax Auto Owner Trust, Series 2014-2, Class A3	0.98	1/15/19	20
20	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	20
100	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4	1.23	4/24/19	100
20	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	20
50	Ford Credit Auto Lease Trust, Series 2014-B, Class A3	0.89	9/15/17	50
50	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	50
25	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	25
25	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	25
20	World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.94	4/15/19	20

	Total Asset Backed Securities			520

	Collateralized Mortgage Obligations — 2.22%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.76	5/10/45	146
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	27
46	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.15	9/10/17	50
36	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	36
20	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	21
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	21
25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	26
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	54
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	27
30	Commercial Mortgage Trust, Series 2014-CR15, Class A4 (a)	4.07	2/10/47	33
50	Commercial Mortgage Trust, Series 2014-CR14, Class A4 (a)	4.24	2/10/47	56
50	Commercial Mortgage Trust, Series 2013-CR11, Class A4	4.26	10/10/46	56
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	29
66	Fannie Mae, Series 2013-M14, Class APT (a)	2.50	4/25/23	67
26	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	28
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	26
26	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	27
70	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	72
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
18	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	19
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	32
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	38
60	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	66
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	39
45	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	50
15	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	15
20	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	21
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	28
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	27
20	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	22
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	27
50	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	55
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	154
40	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.82	11/12/16	40
17	Morgan Stanley BAML Trust, Series 2013-C9, Class A1	0.83	5/15/46	17
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	52
20	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	21
50	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	52
25	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	27
230	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	244
144	Morgan Stanley Capital I, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	149
181	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.91	7/11/17	197
20	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2	2.11	5/10/63	20
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	31

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$24	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	$24

	Total Collateralized Mortgage Obligations			2,295

	U.S. Government Agency Mortgages — 31.84%
96	Fannie Mae, Pool #AS2673	2.00	5/1/29	96
24	Fannie Mae, Pool #AT7281	2.00	9/1/28	24
86	Fannie Mae, Pool #AO3019	2.50	5/1/27	88
86	Fannie Mae, Pool #AU6677	2.50	9/1/28	89
86	Fannie Mae, Pool #AU1660	2.50	7/1/28	88
88	Fannie Mae, Pool #AU0293	2.50	8/1/28	91
142	Fannie Mae, Pool #AP4742	2.50	8/1/27	146
146	Fannie Mae, Pool #MA1277	2.50	12/1/27	151
69	Fannie Mae, Pool #AB7391	2.50	12/1/42	68
144	Fannie Mae, Pool #MA1210	2.50	9/1/49	148
151	Fannie Mae, Pool #AO0752	3.00	4/1/42	155
89	Fannie Mae, Pool #AT0682	3.00	4/1/43	91
88	Fannie Mae, Pool #AT7311	3.00	7/1/43	90
89	Fannie Mae, Pool #AB8897	3.00	4/1/43	91
251	Fannie Mae, Pool #AB7099	3.00	11/1/42	257
130	Fannie Mae, Pool #AK0006	3.00	1/1/27	137
89	Fannie Mae, Pool #AT2127	3.00	4/1/43	91
209	Fannie Mae, Pool #MA1307	3.00	1/1/33	217
257	Fannie Mae, Pool #AJ3079	3.00	11/1/26	270
109	Fannie Mae, Pool #AB4483	3.00	2/1/27	115
85	Fannie Mae, Pool #AU8932	3.00	11/1/28	89
333	Fannie Mae, Pool #AP6375	3.00	9/1/42	341
93	Fannie Mae, Pool #AS0302	3.00	8/1/43	95
327	Fannie Mae, Pool #AQ7920	3.00	12/1/42	335
130	Fannie Mae, Pool #AP6493	3.00	9/1/42	133
46	Fannie Mae, Pool #AU3353	3.00	8/1/43	48
24	Fannie Mae, Pool #AO7628	3.00	6/1/27	25
104	Fannie Mae, Pool #AU3735	3.00	8/1/43	106
154	Fannie Mae, Pool #AP2465	3.00	8/1/42	158
60	Fannie Mae, Pool #AW4057	3.00	8/1/29	63
46	Fannie Mae, Pool #AW6710	3.00	6/1/29	48
46	Fannie Mae, Pool #AJ4867	3.50	1/1/42	48
90	Fannie Mae, Pool #MA1059	3.50	5/1/32	95
98	Fannie Mae, Pool #MA2125	3.50	12/1/44	103
163	Fannie Mae, Pool #AP9390	3.50	10/1/42	171
115	Fannie Mae, Pool #MA0629	3.50	1/1/21	122
159	Fannie Mae, Pool #AQ0546	3.50	11/1/42	167
79	Fannie Mae, Pool #MA1982	3.50	8/1/34	84
44	Fannie Mae, Pool #MA1921	3.50	6/1/34	46
91	Fannie Mae, Pool #MA1107	3.50	7/1/32	96
219	Fannie Mae, Pool #AB4689	3.50	3/1/42	230
354	Fannie Mae, Pool #AB6017	3.50	8/1/42	373
267	Fannie Mae, Pool #AL1717	3.50	5/1/27	284
24	Fannie Mae, Pool #AJ1886	3.50	3/1/42	26
160	Fannie Mae, Pool #AO3760	3.50	5/1/42	169
267	Fannie Mae, Pool #AO8137	3.50	8/1/42	280
430	Fannie Mae, Pool #AO2548	3.50	4/1/42	453
42	Fannie Mae, Pool #AT2673	3.50	4/1/43	44
100	Fannie Mae, Pool #AS3903	4.00	11/1/44	107
269	Fannie Mae, Pool #AI8534	4.00	8/1/41	288
205	Fannie Mae, Pool #AH6242	4.00	4/1/26	218
48	Fannie Mae, Pool #AU8849	4.00	11/1/43	52
133	Fannie Mae, Pool #AI1186	4.00	4/1/41	142
103	Fannie Mae, Pool #AC7328	4.00	12/1/39	111
94	Fannie Mae, Pool #AX7289	4.00	12/1/44	100
87	Fannie Mae, Pool #AO2959	4.00	5/1/42	93
88	Fannie Mae, Pool #AH5859	4.00	2/1/41	95
279	Fannie Mae, Pool #AJ7689	4.00	12/1/41	299
45	Fannie Mae, Pool #AJ6153	4.00	11/1/41	48

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$408	Fannie Mae, Pool #190405	4.00	10/1/40	$437
133	Fannie Mae, Pool #AJ5303	4.00	11/1/41	142
144	Fannie Mae, Pool #MA0534	4.00	10/1/30	155
34	Fannie Mae, Pool #829106	4.50	10/1/20	35
31	Fannie Mae, Pool #930998	4.50	4/1/29	34
68	Fannie Mae, Pool #AA9781	4.50	7/1/24	74
19	Fannie Mae, Pool #735646	4.50	7/1/20	21
38	Fannie Mae, Pool #AB0388	4.50	4/1/19	39
64	Fannie Mae, Pool #AB3192	4.50	6/1/41	70
47	Fannie Mae, Pool #AU9017	4.50	9/1/43	51
32	Fannie Mae, Pool #745278	4.50	6/1/19	33
50	Fannie Mae, Pool #AU5665	4.50	9/1/43	55
19	Fannie Mae, Pool #MA0481	4.50	8/1/30	21
44	Fannie Mae, Pool #AE4314	4.50	9/1/40	48
126	Fannie Mae, Pool #AE0954	4.50	2/1/41	138
295	Fannie Mae, Pool #AE0217	4.50	8/1/40	323
273	Fannie Mae, Pool #AL1107	4.50	11/1/41	299
257	Fannie Mae, Pool #AH7521	4.50	3/1/41	281
102	Fannie Mae, Pool #AI1888	4.50	5/1/41	112
42	Fannie Mae, Pool #AI8104	4.50	6/1/41	46
48	Fannie Mae, Pool #AJ1263	5.00	9/1/26	50
147	Fannie Mae, Pool #AH5988	5.00	3/1/41	165
287	Fannie Mae, Pool #889117	5.00	10/1/35	321
25	Fannie Mae, Pool #AA8753	5.00	6/1/39	28
23	Fannie Mae, Pool #890603	5.00	8/1/41	26
62	Fannie Mae, Pool #725238	5.00	3/1/34	70
75	Fannie Mae, Pool #AD5477	5.00	5/1/40	83
38	Fannie Mae, Pool #AE0945	5.00	12/1/20	40
67	Fannie Mae, Pool #725027	5.00	11/1/33	75
430	Fannie Mae, Pool #890221	5.50	12/1/33	488
47	Fannie Mae, Pool #AD0527	5.50	6/1/39	53
59	Fannie Mae, Pool #603083	5.50	1/1/17	62
138	Fannie Mae, Pool #725228	6.00	3/1/34	160
75	Fannie Mae, Pool #959451	6.00	12/1/37	85
56	Fannie Mae, Pool #AL0583	6.50	10/1/39	64
66	Fannie Mae, Pool #889984	6.50	10/1/38	76
16	Fannie Mae, Pool #888596	6.50	7/1/37	18
85	Fannie Mae, Pool #AE0442	6.50	1/1/39	99
50	Fannie Mae, 15 YR TBA	2.50	4/25/29	51
50	Fannie Mae, 15 YR TBA	3.00	4/25/29	52
50	Fannie Mae, 15 YR TBA	3.00	5/25/30	52
100	Fannie Mae, 30 YR TBA	3.00	4/25/44	102
75	Fannie Mae, 30 YR TBA	3.00	5/25/45	76
600	Fannie Mae, 30 YR TBA	3.50	4/25/45	631
100	Fannie Mae, 30 YR TBA	3.50	5/25/44	105
870	Fannie Mae, 30 YR TBA	4.00	4/25/45	931
50	Fannie Mae, 30 YR TBA	4.00	5/25/44	53
125	Fannie Mae, 30 YR TBA	4.50	4/25/45	136
100	Fannie Mae, 30 YR TBA	5.00	4/25/44	111
73	Freddie Mac, Pool #J25686	2.00	9/1/28	73
84	Freddie Mac, Pool #849138 (a)	2.44	10/1/43	87
79	Freddie Mac, Pool #849578 (a)	2.45	12/1/44	82
87	Freddie Mac, Pool #G18470	2.50	6/1/28	90
241	Freddie Mac, Pool #G18459	2.50	3/1/28	248
86	Freddie Mac, Pool #G18475	2.50	8/1/28	88
47	Freddie Mac, Pool #J24626	2.50	7/1/28	48
86	Freddie Mac, Pool #G18485	2.50	10/1/28	89
25	Freddie Mac, Pool #G07445	2.50	7/1/43	24
91	Freddie Mac, Pool #E09004	3.00	7/1/27	96
47	Freddie Mac, Pool #Q20542	3.00	7/1/43	48
68	Freddie Mac, Pool #G15145	3.00	7/1/29	71
47	Freddie Mac, Pool #Q20138	3.00	7/1/43	48
184	Freddie Mac, Pool #G08537	3.00	7/1/43	188

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$85	Freddie Mac, Pool #C04446	3.00	1/1/43	$87
90	Freddie Mac, Pool #J15438	3.00	5/1/21	94
48	Freddie Mac, Pool #G18531	3.00	11/1/29	51
215	Freddie Mac, Pool #C09035	3.00	4/1/43	220
90	Freddie Mac, Pool #G08525	3.00	5/1/43	92
68	Freddie Mac, Pool #G08556	3.00	11/1/43	69
136	Freddie Mac, Pool #G18518	3.00	7/1/29	143
64	Freddie Mac, Pool #C91709	3.00	6/1/33	66
91	Freddie Mac, Pool #G08528	3.00	4/1/43	93
234	Freddie Mac, Pool #G08524	3.00	3/1/43	239
86	Freddie Mac, Pool #K90311	3.00	4/1/33	89
88	Freddie Mac, Pool #Q09896	3.50	8/1/42	92
49	Freddie Mac, Pool #Q17596	3.50	4/1/43	51
84	Freddie Mac, Pool #Q18101	3.50	5/1/43	88
115	Freddie Mac, Pool #C91456	3.50	6/1/32	122
100	Freddie Mac, Pool #J30284	3.50	11/1/29	106
90	Freddie Mac, Pool #G08591	3.50	6/1/44	94
94	Freddie Mac, Pool #G08605	3.50	9/1/44	98
44	Freddie Mac, Pool #G07283	3.50	7/1/42	46
87	Freddie Mac, Pool #J13919	3.50	12/1/20	92
461	Freddie Mac, Pool #G08495	3.50	6/1/42	485
89	Freddie Mac, Pool #C03759	3.50	2/1/42	93
23	Freddie Mac, Pool #B18694	4.00	1/1/20	24
27	Freddie Mac, Pool #J06163	4.00	1/1/20	28
59	Freddie Mac, Pool #Q25809	4.00	4/1/44	63
26	Freddie Mac, Pool #J14924	4.00	4/1/26	27
22	Freddie Mac, Pool #Q25548	4.00	4/1/44	24
92	Freddie Mac, Pool #Q24955	4.00	2/1/44	99
319	Freddie Mac, Pool #A96286	4.00	1/1/41	342
30	Freddie Mac, Pool #B19631	4.00	7/1/20	32
85	Freddie Mac, Pool #G08567	4.00	1/1/44	91
5	Freddie Mac, Pool #G14786	4.00	4/1/19	5
62	Freddie Mac, Pool #G08563	4.00	1/1/44	66
19	Freddie Mac, Pool #J10406	4.50	8/1/24	20
32	Freddie Mac, Pool #C91377	4.50	6/1/31	35
66	Freddie Mac, Pool #Q28202	4.50	12/1/43	72
388	Freddie Mac, Pool #A97692	4.50	3/1/41	424
105	Freddie Mac, Pool #G18303	4.50	3/1/24	112
94	Freddie Mac, Pool #A97186	4.50	3/1/41	104
19	Freddie Mac, Pool #A97658	4.50	3/1/41	21
44	Freddie Mac, Pool #C09059	4.50	3/1/44	48
25	Freddie Mac, Pool #Q24817	4.50	2/1/44	27
23	Freddie Mac, Pool #C90686	4.50	6/1/23	25
24	Freddie Mac, Pool #Q01065	4.50	6/1/41	26
75	Freddie Mac, Pool #Q22671	4.50	11/1/43	81
50	Freddie Mac, Pool #Q04294	4.50	11/1/41	54
43	Freddie Mac, Pool #A14640	5.00	10/1/33	47
63	Freddie Mac, Pool #G04817	5.00	9/1/38	69
64	Freddie Mac, Pool #G01962	5.00	12/1/35	71
68	Freddie Mac, Pool #G05904	5.00	9/1/39	76
147	Freddie Mac, Pool #G04913	5.00	3/1/38	164
128	Freddie Mac, Pool #C01598	5.00	8/1/33	142
103	Freddie Mac, Pool #G04688	5.50	9/1/38	115
283	Freddie Mac, Pool #G01665	5.50	3/1/34	319
29	Freddie Mac, Pool #G30432	5.50	11/1/28	32
8	Freddie Mac, Pool #1G1537 (a)	5.70	2/1/37	8
38	Freddie Mac, Pool #G03616	6.00	12/1/37	44
12	Freddie Mac, Pool #C90989	6.00	9/1/26	14
131	Freddie Mac, Pool #G02794	6.00	5/1/37	150
25	Freddie Mac, Gold 15 YR TBA	2.00	5/15/30	25
50	Freddie Mac, Gold 15 YR TBA	2.50	4/15/30	51
50	Freddie Mac, Gold 15 YR TBA	3.00	4/15/29	52
50	Freddie Mac, Gold 15 YR TBA	3.50	4/15/30	53

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$100	Freddie Mac, Gold 30 YR TBA	3.00	4/15/44	$102
525	Freddie Mac, Gold 30 YR TBA	3.50	4/15/45	551
75	Freddie Mac, Gold 30 YR TBA	3.50	5/15/45	78
875	Freddie Mac, Gold 30 YR TBA	4.00	4/15/45	936
100	Freddie Mac, Gold 30 YR TBA	4.50	4/15/45	109
50	Freddie Mac, Gold 30 YR TBA	5.00	4/15/45	55
28	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	29
29	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	30
31	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	32
70	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	69
80	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	83
45	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	47
95	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	98
410	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	423
91	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	94
62	Government National Mortgage Association, Pool #AF2664	3.00	7/15/43	64
49	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	51
85	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	87
69	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	71
89	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	92
94	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	97
67	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	70
86	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	88
89	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	92
80	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	82
92	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	97
77	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	82
95	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	100
284	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	300
84	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	88
68	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	72
147	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	155
90	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	95
37	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	40
99	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	104
84	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	88
270	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	285
22	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	23
84	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	88
76	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	81
80	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	84
71	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	74
44	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	46
108	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	114
34	Government National Mortgage Association, Pool #778157	3.50	3/15/42	35
24	Government National Mortgage Association, Pool #774767	4.00	12/15/41	26
74	Government National Mortgage Association, Pool #766495	4.00	10/15/41	80
76	Government National Mortgage Association, Pool #770602	4.00	9/15/41	82
62	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	66
96	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	103
224	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	238
63	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	67
69	Government National Mortgage Association, Pool #741682	4.00	7/15/41	74
152	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	163
76	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	81
133	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	142
69	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	74
127	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	135
70	Government National Mortgage Association, Pool #738710	4.00	9/15/41	75
293	Government National Mortgage Association, Pool #005139	4.00	8/20/41	315
49	Government National Mortgage Association, Pool #748119	4.50	6/15/41	54
381	Government National Mortgage Association, Pool #004801	4.50	9/20/40	416
165	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	179

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$124	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	$136
54	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	59
69	Government National Mortgage Association, Pool #738906	4.50	10/15/41	77
183	Government National Mortgage Association, Pool #737310	4.50	8/15/40	205
25	Government National Mortgage Association, Pool #727455	4.50	8/15/41	27
96	Government National Mortgage Association, Pool #721760	4.50	8/15/40	107
361	Government National Mortgage Association, Pool #004559	5.00	10/20/39	405
32	Government National Mortgage Association, Pool #MA1451	5.00	11/20/43	36
81	Government National Mortgage Association, Pool #782523	5.00	11/15/35	91
112	Government National Mortgage Association, Pool #697946	5.00	3/15/39	125
48	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	55
21	Government National Mortgage Association, Pool #658181	5.50	11/15/36	24
33	Government National Mortgage Association, Pool #704170	5.50	1/15/39	38
77	Government National Mortgage Association, Pool #510835	5.50	2/15/35	88
49	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	55
53	Government National Mortgage Association, Pool #004222	6.00	8/20/38	60
67	Government National Mortgage Association, Pool #781959	6.00	7/15/35	78
4	Government National Mortgage Association, Pool #582199	6.50	1/15/32	5
25	Government National Mortgage Association, 30 YR TBA	2.50	4/15/45	25
25	Government National Mortgage Association, 30 YR TBA	3.00	5/15/45	26
125	Government National Mortgage Association, 30 YR TBA	3.00	4/20/43	129
450	Government National Mortgage Association, 30 YR TBA	3.50	4/20/43	475
25	Government National Mortgage Association, 30 YR TBA	3.50	5/15/45	26
50	Government National Mortgage Association, 30 YR TBA	3.50	5/20/45	52
25	Government National Mortgage Association, 30 YR TBA	4.00	5/15/45	27
175	Government National Mortgage Association, 30 YR TBA	4.00	4/20/43	186
25	Government National Mortgage Association, 30 YR TBA	4.50	4/15/45	28
50	Government National Mortgage Association, 30 YR TBA	4.50	5/20/45	54
100	Government National Mortgage Association, 30 YR TBA	4.50	4/20/43	109

	Total U.S. Government Agency Mortgages			32,896

	U.S. Government Agency Securities — 1.88%
50	Fannie Mae	0.75	4/20/17	50
60	Fannie Mae	0.88	5/21/18	60
25	Fannie Mae	0.88	10/26/17	25
60	Fannie Mae, Callable 5/23/15 @ 100.00	0.95	8/23/17	60
25	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	25
145	Fannie Mae, Callable 6/27/15 @ 100.00	1.07	9/27/17	144
45	Fannie Mae	1.13	4/27/17	45
30	Fannie Mae	1.25	1/30/17	30
30	Fannie Mae	1.63	11/27/18	30
55	Fannie Mae	1.75	9/12/19	56
25	Fannie Mae	1.88	9/18/18	26
55	Fannie Mae (b)	2.84	10/9/19	51
20	Fannie Mae	5.63	7/15/37	29
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	21
20	Fannie Mae	6.25	5/15/29	29
25	Fannie Mae	7.13	1/15/30	39
20	Fannie Mae	7.25	5/15/30	32
10	Federal Farm Credit Bank, Callable 4/17/15 @ 100.00	0.54	11/7/16	10
20	Federal Farm Credit Bank	5.13	8/25/16	21
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35
50	Federal Home Loan Bank	1.75	12/14/18	51
25	Federal Home Loan Bank	2.13	3/10/23	25
25	Federal Home Loan Bank	3.63	3/12/21	28
20	Federal Home Loan Bank	4.13	3/13/20	23
95	Federal Home Loan Bank	4.75	12/16/16	102
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	77
65	Federal Home Loan Bank, Series 656	5.38	5/18/16	69
15	Federal Home Loan Bank	5.63	6/11/21	18
50	Freddie Mac	0.42	9/18/15	50
70	Freddie Mac	0.75	1/12/18	70
50	Freddie Mac	1.00	9/29/17	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$65	Freddie Mac	1.00	7/28/17	$65
50	Freddie Mac	1.00	3/8/17	50
25	Freddie Mac, Callable 4/30/15 @ 100.00	1.02	4/30/18	25
25	Freddie Mac, Callable 5/28/15 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 6/12/15 @ 100.00	1.20	6/12/18	20
20	Freddie Mac	1.25	10/2/19	20
25	Freddie Mac, Callable 6/5/15 @ 100.00	1.25	12/5/17	25
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac, Callable 6/26/15 @ 100.00	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
50	Freddie Mac	2.00	8/25/16	51
65	Freddie Mac	2.38	1/13/22	67
30	Freddie Mac	3.75	3/27/19	33
25	Freddie Mac	6.25	7/15/32	37
40	Freddie Mac	6.75	3/15/31	61
5	Tennessee Valley Authority	3.50	12/15/42	5
5	Tennessee Valley Authority	5.25	9/15/39	7

	Total U.S. Government Agency Securities			1,942

	Corporate Bonds — 25.08%
189	3M Co. (Industrial Conglomerates)	1.38	9/29/16	191
160	AbbVie, Inc. (Pharmaceuticals)	1.75	11/6/17	161
75	AbbVie, Inc. (Pharmaceuticals)	4.40	11/6/42	77
617	American Airlines, Series 2013-2, Class A (Airlines)	4.95	1/15/23	676
240	American Express Co. (Consumer Finance)	2.65	12/2/22	239
312	American International Group, MTN (Insurance)	5.85	1/16/18	349
230	Amgen, Inc. (Biotechnology)	2.13	5/15/17	234
100	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	115
93	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	95
240	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	237
240	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	255
100	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	108
155	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.85	5/6/21	161
155	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	161
25	Archer-Daniels-Midland Co. (Food Products) (c)	5.77	3/1/41	33
230	AT&T, Inc. (Diversified Telecommunication Services)	2.38	11/27/18	233
80	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	90
25	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	27
299	Bank of America Corp., Series BKNT (Banks)	1.25	2/14/17	300
362	Bank of America Corp., MTN (Banks)	1.70	8/25/17	363
293	Bank of America Corp. (Banks)	2.60	1/15/19	298
251	Bank of America Corp. (Banks)	4.25	10/22/26	259
80	Bank One Corp. (Banks)	8.00	4/29/27	111
160	Bear Stearns Co. LLC (Capital Markets)	6.40	10/2/17	179
100	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	110
65	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	80
310	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	340
240	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	269
205	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	231
270	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	275
80	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	99
480	Citigroup, Inc. (Banks)	2.55	4/8/19	489
78	Citigroup, Inc. (Banks)	4.95	11/7/43	90
250	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	265
80	Comcast Corp. (Media)	3.13	7/15/22	83
184	Comcast Corp. (Media)	4.65	7/15/42	205
160	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	216
15	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	21
230	CVS Caremark Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	231
185	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	203
225	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	239
30	Delphi Corp. (Auto Components), Callable 2/15/18 @ 102.50	5.00	2/15/23	32
250	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	268

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$100	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	$116
139	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	141
130	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	149
135	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	170
50	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	54
220	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	220
100	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	103
130	Ecolab, Inc. (Chemicals)	4.35	12/8/21	143
41	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	3.35	3/15/23	41
134	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	144
250	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	254
270	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	300
225	Express Scripts Holding Co. (Health Care Providers & Services)	2.65	2/15/17	230
310	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels), Callable 2/6/20 @ 100.00	1.91	3/6/20	314
100	FedEx Corp. (Air Freight & Logistics)	4.10	2/1/45	100
30	FedEx Corp. (Air Freight & Logistics)	8.00	1/15/19	36
367	Ford Motor Credit Co. LLC (Consumer Finance)	5.00	5/15/18	400
428	General Electric Capital Corp., Series G, MTN (Diversified Financial Services), Callable 2/13/24 @ 100.00	3.45	5/15/24	451
184	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	194
162	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	179
50	General Motors Co. (Automobiles)	3.50	10/2/18	51
96	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	106
130	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	177
291	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	297
320	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	338
305	International Business Machines Corp. (IT Services)	3.63	2/12/24	324
250	International Paper Co. (Paper Products), Callable 3/15/24 @ 100.00	3.65	6/15/24	255
65	Intuit, Inc. (Software)	5.75	3/15/17	70
50	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	57
405	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	442
50	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	55
95	Lincoln National Corp. (Insurance)	7.00	6/15/40	131
290	MassMutual Global Funding LLC (Diversified Financial Services) (d)	2.00	4/5/17	294
89	Medtronic, Inc. (Health Care Equipment & Supplies) (d)	3.50	3/15/25	93
229	Medtronic, Inc. (Health Care Equipment & Supplies) (d)	4.63	3/15/45	260
50	MetLife, Inc. (Life & Health Insurance)	4.05	3/1/45	52
230	MetLife, Inc. (Life & Health Insurance)	7.72	2/15/19	278
176	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	229
240	Monsanto Co. (Chemicals)	2.75	7/15/21	246
160	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	170
321	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	326
200	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	210
110	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	124
150	Oracle Corp. (Software)	2.50	10/15/22	151
100	Oracle Corp. (Software)	6.50	4/15/38	137
210	Philip Morris International, Inc. (Tobacco)	3.60	11/15/23	222
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
110	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	139
100	Puget Energy, Inc. (Electric Utilities)	6.50	12/15/20	120
220	Rock-Tenn Co. (Containers & Packaging)	3.50	3/1/20	228
455	Sabmiller Holdings, Inc. (Beverages) (d)	2.45	1/15/17	465
105	San Diego Gas & Electric Co. (Electric Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	118
40	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	41
245	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	241
160	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	157
240	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	244

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$100	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	$101
20	Tennessee Valley Authority, Series E (Independent Power and Renewable Electricity Producers)	6.75	11/1/25	28
240	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	242
80	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	100
190	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	251
250	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	266
198	TIAA Asset Management Finance Co. LLC (Insurance) (d)	4.13	11/1/24	209
130	Time Warner, Inc. (Media)	5.38	10/15/41	152
175	Time Warner, Inc. (Media)	6.88	6/15/18	204
140	Toyoto Motor Credit Corp., MTN (Diversified Financial Services)	3.30	1/12/22	148
100	Twenty-First Century Fox, Inc. (Media)	3.00	9/15/22	101
80	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	93
95	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	121
50	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	59
464	U.S. Bancorp, MTN (Banks), Callable 8/11/24 @ 100.00	3.60	9/11/24	484
505	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	508
450	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	475
65	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	88
80	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	115
150	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3.65	3/15/25	153
325	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.50	9/15/20	360
160	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	183
150	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	195
160	Viacom, Inc. (Media), Callable 12/15/42 @ 100.00	4.88	6/15/43	160
310	Wachovia Corp. (Diversified Financial Services)	5.75	2/1/18	347
312	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	319
240	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	307
70	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	98
160	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	162
255	Wells Fargo & Co., MTN (Banks)	3.00	2/19/25	256
75	Wyeth, Inc. (Pharmaceuticals)	6.45	2/1/24	95
100	Xerox Corp. (IT Services)	6.40	3/15/16	105
100	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	6.88	11/15/37	132

	Total Corporate Bonds			25,929

	U.S. Treasury Obligations — 20.86%
17	U.S. Treasury Bond	1.00	8/31/19	17
115	U.S. Treasury Bond	2.50	2/15/45	114
109	U.S. Treasury Bond	2.75	11/15/42	113
68	U.S. Treasury Bond	2.75	8/15/42	71
150	U.S. Treasury Bond	2.88	5/15/43	160
24	U.S. Treasury Bond	3.00	5/15/42	26
110	U.S. Treasury Bond	3.00	11/15/44	121
150	U.S. Treasury Bond	3.13	8/15/44	168
112	U.S. Treasury Bond	3.13	2/15/42	125
120	U.S. Treasury Bond	3.13	2/15/43	134
104	U.S. Treasury Bond	3.13	5/15/21	113
104	U.S. Treasury Bond	3.13	11/15/41	116
79	U.S. Treasury Bond	3.25	6/30/16	82
120	U.S. Treasury Bond	3.38	5/15/44	141
40	U.S. Treasury Bond	3.50	2/15/39	47
125	U.S. Treasury Bond	3.63	2/15/44	153
120	U.S. Treasury Bond	3.63	8/15/43	147
85	U.S. Treasury Bond	3.75	11/15/43	106
43	U.S. Treasury Bond	3.75	8/15/41	53
75	U.S. Treasury Bond	3.88	8/15/40	94
60	U.S. Treasury Bond	4.25	11/15/40	80
25	U.S. Treasury Bond	4.38	11/15/39	34
70	U.S. Treasury Bond	4.38	5/15/40	95
65	U.S. Treasury Bond	4.38	5/15/41	89
60	U.S. Treasury Bond	4.50	2/15/36	82

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$55	U.S. Treasury Bond	4.50	8/15/39	$75
100	U.S. Treasury Bond	4.63	2/15/40	140
70	U.S. Treasury Bond	4.75	2/15/41	100
30	U.S. Treasury Bond	5.25	11/15/28	41
40	U.S. Treasury Bond	5.38	2/15/31	57
61	U.S. Treasury Bond	6.00	2/15/26	85
35	U.S. Treasury Bond	6.13	11/15/27	51
25	U.S. Treasury Bond	6.25	5/15/30	38
40	U.S. Treasury Bond	6.50	11/15/26	59
40	U.S. Treasury Bond	6.75	8/15/26	59
50	U.S. Treasury Bond	6.88	8/15/25	73
25	U.S. Treasury Bond	7.25	5/15/16	27
95	U.S. Treasury Bond	7.50	11/15/16	106
17	U.S. Treasury Bond	7.50	11/15/24	25
15	U.S. Treasury Bond	7.63	2/15/25	23
40	U.S. Treasury Bond	8.00	11/15/21	56
35	U.S. Treasury Bond	8.13	8/15/19	45
116	U.S. Treasury Note	0.25	5/15/16	116
90	U.S. Treasury Note	0.25	4/15/16	90
160	U.S. Treasury Note	0.38	5/31/16	160
95	U.S. Treasury Note	0.38	4/30/16	95
150	U.S. Treasury Note	0.38	10/31/16	150
95	U.S. Treasury Note	0.50	8/31/16	95
85	U.S. Treasury Note	0.50	3/31/17	85
85	U.S. Treasury Note	0.50	1/31/17	85
100	U.S. Treasury Note	0.50	9/30/16	100
80	U.S. Treasury Note	0.50	6/15/16	80
50	U.S. Treasury Note	0.50	2/28/17	50
105	U.S. Treasury Note	0.50	6/30/16	105
155	U.S. Treasury Note	0.50	7/31/17	154
120	U.S. Treasury Note	0.50	7/31/16	120
100	U.S. Treasury Note	0.50	11/30/16	100
171	U.S. Treasury Note	0.63	7/15/16	172
150	U.S. Treasury Note	0.63	2/15/17	150
75	U.S. Treasury Note	0.63	11/30/17	75
108	U.S. Treasury Note	0.63	11/15/16	108
29	U.S. Treasury Note	0.63	9/30/17	29
85	U.S. Treasury Note	0.63	5/31/17	85
82	U.S. Treasury Note	0.63	10/15/16	82
70	U.S. Treasury Note	0.63	8/15/16	70
45	U.S. Treasury Note	0.63	12/31/16	45
108	U.S. Treasury Note	0.63	12/15/16	108
95	U.S. Treasury Note	0.63	8/31/17	95
120	U.S. Treasury Note	0.63	4/30/18	119
65	U.S. Treasury Note	0.75	1/15/17	65
140	U.S. Treasury Note	0.75	2/28/18	140
50	U.S. Treasury Note	0.75	3/31/18	50
78	U.S. Treasury Note	0.75	12/31/17	78
112	U.S. Treasury Note	0.75	3/15/17	112
120	U.S. Treasury Note	0.75	10/31/17	120
68	U.S. Treasury Note	0.75	6/30/17	68
50	U.S. Treasury Note	0.88	10/15/17	50
150	U.S. Treasury Note	0.88	1/31/17	151
45	U.S. Treasury Note	0.88	7/31/19	44
155	U.S. Treasury Note	0.88	5/15/17	156
85	U.S. Treasury Note	0.88	9/15/16	86
70	U.S. Treasury Note	0.88	2/28/17	70
145	U.S. Treasury Note	0.88	4/30/17	146
90	U.S. Treasury Note	0.88	11/15/17	90
90	U.S. Treasury Note	0.88	6/15/17	90
95	U.S. Treasury Note	0.88	7/15/17	95
80	U.S. Treasury Note	0.88	1/15/18	80
110	U.S. Treasury Note	0.88	4/15/17	111

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$92	U.S. Treasury Note	0.88	12/31/16	$93
91	U.S. Treasury Note	0.88	1/31/18	91
90	U.S. Treasury Note	0.88	8/15/17	90
77	U.S. Treasury Note	0.88	11/30/16	78
95	U.S. Treasury Note	1.00	9/15/17	96
135	U.S. Treasury Note	1.00	3/31/17	136
144	U.S. Treasury Note	1.00	5/31/18	144
85	U.S. Treasury Note	1.00	12/15/17	85
80	U.S. Treasury Note	1.00	3/15/18	80
154	U.S. Treasury Note	1.00	8/31/16	155
75	U.S. Treasury Note	1.00	2/15/18	75
20	U.S. Treasury Note	1.00	6/30/19	20
85	U.S. Treasury Note	1.00	11/30/19	84
100	U.S. Treasury Note	1.00	9/30/19	99
132	U.S. Treasury Note	1.00	10/31/16	133
80	U.S. Treasury Note	1.00	9/30/16	81
50	U.S. Treasury Note	1.13	5/31/19	50
5	U.S. Treasury Note	1.13	3/31/20	5
100	U.S. Treasury Note	1.13	4/30/20	99
60	U.S. Treasury Note	1.13	12/31/19	59
100	U.S. Treasury Note	1.25	2/29/20	99
54	U.S. Treasury Note	1.25	4/30/19	54
50	U.S. Treasury Note	1.25	10/31/19	50
60	U.S. Treasury Note	1.25	1/31/20	60
65	U.S. Treasury Note	1.25	1/31/19	65
110	U.S. Treasury Note	1.25	11/30/18	111
150	U.S. Treasury Note	1.25	10/31/18	151
135	U.S. Treasury Note	1.38	5/31/20	135
135	U.S. Treasury Note	1.38	9/30/18	136
50	U.S. Treasury Note	1.38	7/31/18	51
50	U.S. Treasury Note	1.38	6/30/18	51
100	U.S. Treasury Note	1.38	2/28/19	101
115	U.S. Treasury Note	1.38	3/31/20	115
40	U.S. Treasury Note	1.38	1/31/20	40
51	U.S. Treasury Note	1.38	12/31/18	51
110	U.S. Treasury Note	1.38	2/29/20	110
75	U.S. Treasury Note	1.38	11/30/18	76
160	U.S. Treasury Note	1.50	10/31/19	161
150	U.S. Treasury Note	1.50	1/31/19	152
80	U.S. Treasury Note	1.50	11/30/19	81
110	U.S. Treasury Note	1.50	12/31/18	111
115	U.S. Treasury Note	1.50	1/31/22	114
131	U.S. Treasury Note	1.50	2/28/19	133
130	U.S. Treasury Note	1.50	8/31/18	132
139	U.S. Treasury Note	1.50	6/30/16	141
120	U.S. Treasury Note	1.50	5/31/19	121
20	U.S. Treasury Note	1.50	3/31/19	20
155	U.S. Treasury Note	1.50	7/31/16	157
85	U.S. Treasury Note	1.63	6/30/19	86
130	U.S. Treasury Note	1.63	4/30/19	132
125	U.S. Treasury Note	1.63	7/31/19	127
160	U.S. Treasury Note	1.63	12/31/19	162
120	U.S. Treasury Note	1.63	8/31/19	122
117	U.S. Treasury Note	1.63	11/15/22	116
81	U.S. Treasury Note	1.63	8/15/22	80
130	U.S. Treasury Note	1.63	3/31/19	132
40	U.S. Treasury Note	1.75	10/31/18	41
130	U.S. Treasury Note	1.75	5/31/16	132
65	U.S. Treasury Note	1.75	10/31/20	66
110	U.S. Treasury Note	1.75	5/15/22	110
174	U.S. Treasury Note	1.75	5/15/23	173
95	U.S. Treasury Note	1.75	3/31/22	95
120	U.S. Treasury Note	1.75	9/30/19	122

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$95	U.S. Treasury Note	1.75	2/28/22	$95
59	U.S. Treasury Note	1.88	6/30/20	60
75	U.S. Treasury Note	1.88	8/31/17	77
100	U.S. Treasury Note	1.88	11/30/21	101
100	U.S. Treasury Note	1.88	10/31/17	103
55	U.S. Treasury Note	1.88	9/30/17	57
170	U.S. Treasury Note	2.00	2/15/25	171
120	U.S. Treasury Note	2.00	2/15/22	122
60	U.S. Treasury Note	2.00	11/30/20	62
130	U.S. Treasury Note	2.00	11/15/21	133
95	U.S. Treasury Note	2.00	8/31/21	97
100	U.S. Treasury Note	2.00	5/31/21	102
98	U.S. Treasury Note	2.00	4/30/16	100
130	U.S. Treasury Note	2.00	2/28/21	133
95	U.S. Treasury Note	2.00	10/31/21	97
155	U.S. Treasury Note	2.00	2/15/23	158
95	U.S. Treasury Note	2.13	12/31/21	98
105	U.S. Treasury Note	2.13	1/31/21	108
125	U.S. Treasury Note	2.13	6/30/21	129
65	U.S. Treasury Note	2.13	8/31/20	67
100	U.S. Treasury Note	2.13	9/30/21	103
134	U.S. Treasury Note	2.13	8/15/21	138
155	U.S. Treasury Note	2.25	11/15/24	159
100	U.S. Treasury Note	2.25	7/31/21	104
125	U.S. Treasury Note	2.25	11/30/17	130
105	U.S. Treasury Note	2.25	4/30/21	109
108	U.S. Treasury Note	2.25	3/31/21	112
135	U.S. Treasury Note	2.38	7/31/17	140
25	U.S. Treasury Note	2.38	12/31/20	26
125	U.S. Treasury Note	2.38	8/15/24	130
80	U.S. Treasury Note	2.38	6/30/18	84
255	U.S. Treasury Note	2.50	5/15/24	269
50	U.S. Treasury Note	2.50	6/30/17	52
145	U.S. Treasury Note	2.50	8/15/23	153
174	U.S. Treasury Note	2.63	11/15/20	184
115	U.S. Treasury Note	2.63	8/15/20	122
65	U.S. Treasury Note	2.63	4/30/18	68
176	U.S. Treasury Note	2.75	11/15/23	189
160	U.S. Treasury Note	2.75	2/15/24	171
9	U.S. Treasury Note	2.75	5/31/17	9
100	U.S. Treasury Note	2.75	2/28/18	105
85	U.S. Treasury Note	2.75	2/15/19	90
60	U.S. Treasury Note	2.75	11/30/16	62
2	U.S. Treasury Note	2.75	12/31/17	2
50	U.S. Treasury Note	3.00	2/28/17	52
89	U.S. Treasury Note	3.00	8/31/16	92
123	U.S. Treasury Note	3.00	9/30/16	128
111	U.S. Treasury Note	3.13	5/15/19	119
100	U.S. Treasury Note	3.13	10/31/16	104
100	U.S. Treasury Note	3.13	1/31/17	105
113	U.S. Treasury Note	3.13	4/30/17	119
85	U.S. Treasury Note	3.25	12/31/16	89
83	U.S. Treasury Note	3.25	7/31/16	86
62	U.S. Treasury Note	3.25	3/31/17	65
121	U.S. Treasury Note	3.38	11/15/19	132
100	U.S. Treasury Note	3.50	2/15/18	108
120	U.S. Treasury Note	3.50	5/15/20	132
100	U.S. Treasury Note	3.63	8/15/19	110
205	U.S. Treasury Note	3.63	2/15/21	230
180	U.S. Treasury Note	3.63	2/15/20	200
60	U.S. Treasury Note	3.75	11/15/18	66
50	U.S. Treasury Note	3.88	5/15/18	55
30	U.S. Treasury Note	4.00	8/15/18	33

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$24	U.S. Treasury Note	4.25	5/15/39	$32
75	U.S. Treasury Note	4.25	11/15/17	82
100	U.S. Treasury Note	4.50	5/15/17	108
50	U.S. Treasury Note	4.63	2/15/17	54
70	U.S. Treasury Note	4.75	8/15/17	77
70	U.S. Treasury Note	4.88	8/15/16	74
30	U.S. Treasury Note	5.50	8/15/28	42

	Total U.S. Treasury Obligations			21,569

	Yankee Dollars — 4.93%
200	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	248
200	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	213
115	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	132
353	BP Capital Markets PLC (Diversified Financial Services)	2.25	11/1/16	361
80	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	132
125	Canadian Natl Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	135
25	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	30
65	Deutsche Telekom Int Finance (Diversified Telecommunication Services) (a)(c)	8.75	6/15/30	99
120	Diageo Capital PLC (Beverages)	5.88	9/30/36	153
120	HSBC Holdings PLC (Banks)	6.80	6/1/38	158
65	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	85
200	ING Bank NV (Banks) (d)	1.80	3/16/18	201
381	Japan Tobacco, Inc. (Tobacco) (d)	2.10	7/23/18	386
100	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	106
300	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	332
70	Orange SA (Diversified Financial Services)	9.00	3/1/31	108
85	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	93
150	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	172
100	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.20	11/2/40	113
225	Rio Tinto Finance USA PLC (Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	232
180	Shell International Finance BV (Integrated Oil & Gas)	6.38	12/15/38	249
300	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	309
30	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	36
80	Telefonica Emisiones (Diversified Telecommunication Services)	7.05	6/20/36	111
175	Telefonica Emisiones SAU (Wireless Telecommunication Services)	6.22	7/3/17	193
160	Vodafone Group PLC (Wireless Telecommunication Services)	2.50	9/26/22	155
80	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	97
178	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	156
334	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	306

	Total Yankee Dollars			5,101

	Time Deposit — 0.03%
$36	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/15	36

	Total Time Deposit			36

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 17.69%
12,193,039	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (e)	0.00		12,194
5,042,065	SSgA Treasury Money Market Fund (e)	0.00		5,042
1,053,416	SSgA U.S. Government Money Market Fund (e)			1,053

	Total Mutual Funds			18,289

	Total Investments Before TBA Sale Commitments (cost $106,865) — 105.03%			108,577

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (f) — (0.36)%
$(65)	Fannie Mae, 15 YR TBA	4.50	4/25/30	(68)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (f) (continued)
$(25)	Fannie Mae, 30 YR TBA	5.50	4/25/44	$(28)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	4/15/29	(52)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	4/15/45	(112)
(50)	Government National Mortgage Association, 30 YR TBA	2.50	4/20/44	(50)
(50)	Government National Mortgage Association, 30 YR TBA	5.50	4/15/44	(56)

	Total TBA Sale Commitments			(366)

	Liabilities in excess of other assets — (4.67)%			(4,829)

	Net Assets — 100.00%			$103,382

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2015.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2015.
(d)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(e)	The rate disclosed is the rate in effect on March 31, 2015.
(f)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

MTN—Medium Term Note

TBA—Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Mellon Capital Management Corporation	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Asset Backed Securities	0.50%	—	—	0.50%
Collateralized Mortgage Obligations	2.22%	—	—	2.22%
U.S. Government Agency Mortgages	31.84%	—	—	31.84%
U.S. Government Agency Securities	1.88%	—	—	1.88%
Corporate Bonds	0.05%	25.03%	—	25.08%
U.S. Treasury Obligations	20.86%	—	—	20.86%
Yankee Dollars	—	4.93%	—	4.93%
Time Deposit	0.03%	—	—	0.03%
Mutual Funds	4.88%	1.02%	11.79%	17.69%
Other Assets (Liabilities)	-5.07%	0.04%	—	-5.03%

Total Net Assets	57.19%	31.02%	11.79%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.63%
$4,700	Magnus-Relda Holding Vier GmbH, Series 1A, Class JNR (c)	7.00	10/28/24	$5,196

	Total Asset Backed Security			5,196

	Collateralized Mortgage Obligations — 6.37%
6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB (a)(b)(c)	8.65	12/15/19	6,000
8,000	BLCP Hotel Trust, Series 2014-CLMZ, Class M (a)(c)	5.90	8/15/29	7,971
2,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA (a)(b)(c)	6.15	11/15/29	2,005
6,000	Carefree Portfolio Trust, Series 2014-CMZB, Class MZB (a)(b)(c)	7.90	11/15/29	6,017
778	Commercial Mortgage Trust, Series 2013-CR13, Class E (a)(c)	4.91	12/10/23	692
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)(c)	5.25	10/10/46	381
2,992	Credit Suisse European Mortgage Capital Trust, Series 2014-1MGN, Class B (a)(c)	7.16	7/20/22	3,217
5,000	CSMC 2015-Town Mezzanine Securities Trust, Series 2015, Class MZ (a)(c)	9.16	3/1/28	4,963
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)(c)	4.93	8/10/46	527
4,500	Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M (a)(b)(c)	6.40	11/15/19	4,511
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E (a)(c)	3.36	9/15/47	519
3,900	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBMZ, Class M (a)(c)	6.40	10/15/29	3,907
4,600	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-INMZ, Class M (a)(c)	6.40	6/15/29	4,618
500	Morgan Stanley BAMLTrust, Series 2015-C21, Class E (c)	3.01	3/15/48	317
8,192	UBS - Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)(c)	5.00	5/10/63	2,998
4,726	UBS - Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)(c)	5.00	5/10/63	3,216
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (c)	3.50	7/15/46	411

	Total Collateralized Mortgage Obligations			52,270

	Corporate Bonds — 61.84%
1,731	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,733
2,778	Activision Blizzard, Inc. (Software), Callable 9/15/16 @ 104.22 (c)	5.63	9/15/21	2,958
639	Activision Blizzard, Inc. (Software), Callable 9/15/18 @ 103.06	6.13	9/15/23	697
61	AES Corp. (Independent Power and Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	60
7	AES Corp./VA (Independent Power and Renewable Electricity Producers), Callable 6/1/15 @ 101.00 (a)	3.26	6/1/19	7
3,432	Aleris International, Inc. (Metals & Mining), Callable 2/17/15 @ 103.81	7.63	2/15/18	3,492
571	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 106.00	7.88	11/1/20	581
2,684	Allegion US Holding Co., Inc. (Building Products), Callable 10/1/16 @ 104.31	5.75	10/1/21	2,805
2,069	Alliant Techsystems, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94 (c)	5.25	10/1/21	2,100
80	Ally Financial, Inc. (Consumer Finance)	5.50	2/15/17	83
75	Ally Financial, Inc. (Consumer Finance)	6.25	12/1/17	80
248	Ally Financial, Inc. (Consumer Finance)	7.50	9/15/20	290
2,624	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	3,411
6,014	AMC Networks, Inc. (Media), Callable 7/15/16 @ 104.00	7.75	7/15/21	6,525
500	AmerenEnergy Generating Co., Series H (Electric Utilities) ^	7.00	4/15/18	460
2,684	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	2,805
739	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	772
4,082	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 105.00	6.25	3/15/21	4,295
4,079	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 103.00 (c)	5.00	3/15/22	4,104
464	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	464
1,765	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,814
1,049	Aramark Services, Inc. (Commercial Services & Supplies), Callable 3/15/15 @ 104.31	5.75	3/15/20	1,096
2,169	Audatex North America, Inc. (Software), Callable 6/15/17 @ 103.00 (c)	6.00	6/15/21	2,293
50	Audatex North America, Inc. (Software), Callable 11/1/18 @ 103.06	6.13	11/1/23	53
480	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	526
889	B&G Foods, Inc. (Food Products), Callable 6/1/16 @ 103.47	4.63	6/1/21	888
247	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 104.00	7.75	10/15/22	183
200	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.00	6.38	9/15/22	156
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.00	6.75	11/1/20	1,280
6,500	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	5,651

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$345	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing), Callable 2/15/15 @ 105.00 (c)	9.25	2/15/19	$348
2,736	Blue Racer Mid LLC/Finan (Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.60 (c)	6.13	11/15/22	2,811
430	Building Materials Corp. of America (Building Products), Callable 5/1/16 @ 103.00	6.75	5/1/21	457
934	Cablevision Systems Corp. (Media)	5.88	9/15/22	978
220	Cablevision Systems Corp. (Media)	8.00	4/15/20	249
4,240	Calfrac Holdings LP (Energy Equipment & Services), Callable 12/1/15 @ 104.00 (c)	7.50	12/1/20	3,763
7,055	California Resources Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/21 @ 100.00 ^	5.50	9/15/21	6,258
3,257	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (c)	7.88	1/15/23	3,600
3,036	Cardtronics, Inc. (IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	2,998
3,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	3,492
1,206	CBRE Services, Inc. (Real Estate Management & Development), Callable 12/15/24 @ 100.00	5.25	3/15/25	1,296
1,475	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 2/15/18 @ 103.00	5.13	2/15/23	1,490
1,085	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/15/16 @ 104.00	5.25	3/15/21	1,111
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 9/30/17 @ 103.00	5.25	9/30/22	850
1,645	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/1/18 @ 103.00	5.75	9/1/23	1,719
1,695	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 4/30/15 @ 104.88	6.50	4/30/21	1,780
773	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 1/31/17 @ 103.00	6.63	1/31/22	826
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 2/17/15 @ 103.50	7.00	1/15/19	754
70	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/18/15 @ 103.63	7.25	10/30/17	73
40	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/18/15 @ 104.06	8.13	4/30/20	42
941	CDW LLC/CDW Finance (Trading Companies & Distributors), Callable 3/1/18 @ 103.75	5.00	9/1/23	955
234	CDW LLC/CDW Finance (Trading Companies & Distributors), Callable 8/15/17 @ 104.50	6.00	8/15/22	251
3,614	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,794
2,118	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	2,205
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	264
3,120	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/19 @ 100.00 (c)	6.00	8/1/19	2,924
1,530	Cenveo Corp. (Commercial Services & Supplies), Callable 5/15/15 @ 106.00 ^	11.50	5/15/17	1,530
5,768	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 9/15/15 @ 105.00 (c)	6.38	9/15/20	6,078
2,752	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.00	5.75	7/15/21	2,790
648	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	4.88	4/15/22	608
1,000	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	975
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	223
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	100
600	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	620
1,415	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,479
160	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.00	5.88	4/15/21	167
5,920	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 104.00	7.13	7/15/20	6,275
2,005	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.00	8.38	10/15/20	2,133
2,158	CIT Group, Inc. (Banks)	5.00	8/15/22	2,214
115	CIT Group, Inc. (Banks)	5.00	5/15/17	118
1,165	CIT Group, Inc. (Banks)	5.25	3/15/18	1,206
1,760	CIT Group, Inc. (Banks) (c)	6.63	4/1/18	1,888
3,081	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.00	7.75	4/1/19	2,865
65	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	66

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$40	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	$41
4,204	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.00	6.50	11/15/22	4,425
145	Clear Channel Worldwide Holdings, Inc., Series A (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	150
406	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.00	6.38	3/15/24	351
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/17/15 @ 104.25	8.50	12/15/19	712
1,418	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,340
1,583	Commscope, Inc. (Wireless Telecommunication Services), Callable 6/15/17 @ 102.50 (c)	5.00	6/15/21	1,581
1,698	Consol Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.41	5.88	4/15/22	1,537
714	Constellation Brands, Inc. (Beverages)	3.75	5/1/21	730
3,356	Constellation Brands, Inc. (Beverages)	4.25	5/1/23	3,453
140	Cott Beverages, Inc. (Consumer Finance), Callable 1/1/17 @ 103.38	6.75	1/1/20	145
59	Credit Acceptance Corp. (Consumer Finance), Callable 2/15/17 @ 103.06	6.13	2/15/21	56
3,205	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/18 @ 105.53 (c)	7.38	3/15/23	3,161
706	Crestwood Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 104.69	6.13	3/1/22	711
2,868	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	3,011
5,000	CTR Partnership LP/CareTrust Capital Corp. (Capital Markets), Callable 6/1/17 @ 102.94	5.88	6/1/21	5,100
1,989	D.R. Horton, Inc. (Household Durables), Callable 12/1/18 @ 100.00	3.75	3/1/19	2,014
799	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	799
1,784	Darling Ingredients, Inc. (Food Products), Callable 1/15/17 @ 104.03	5.38	1/15/22	1,797
1,444	DCP Midstream LLC (Oil, Gas & Consumable Fuels) (c)	5.35	3/15/20	1,410
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 103.00	5.25	2/1/21	574
2,060	DISH DBS Corp. (Media)	5.13	5/1/20	2,075
1,428	DISH DBS Corp. (Media)	5.88	7/15/22	1,451
1,425	DISH DBS Corp. (Media)	6.75	6/1/21	1,518
1,315	DISH DBS Corp. (Media)	7.88	9/1/19	1,470
1,390	DPL, Inc. (Electric Utilities), Callable 7/15/21 @ 100.00	7.25	10/15/21	1,477
61	Dynegy Finance I/II, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/1/17 @ 103.38	6.75	11/1/19	63
34	Dynegy Finance I/II, Inc. (Independent Power and Renewable Electricity Producers), Callable 10/15/16 @ 105.16	7.63	11/1/24	36
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	151
2,604	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	2,689
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 103.00	5.38	4/1/23	603
329	Family Tree Escrow LLC (Machinery), Callable 3/19/17 @ 102.63 (c)	5.25	3/1/20	345
822	Family Tree Escrow LLC (Machinery), Callable 3/1/18 @ 104.31 (c)	5.75	3/1/23	865
3,347	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 105.06	6.75	4/1/21	3,447
2,281	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	2,287
1,758	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	1,971
4,564	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	5,122
3,861	FTS International, Inc. (Energy Equipment & Services), Callable 5/1/17 @ 105.00 (c)	6.25	5/1/22	2,838
666	Gannett Co., Inc. (Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	679
48	Gannett Co., Inc. (Media), Callable 9/15/19 @ 102.75	5.50	9/15/24	50
210	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.00	6.75	6/1/21	213
2,015	GCI, Inc. (Diversified Telecommunication Services), Callable 2/17/15 @ 104.31	8.63	11/15/19	2,108
43	General Motors Co. (Automobiles)	4.00	4/1/25	44
741	General Motors Financial Co. (Consumer Finance)	3.50	7/10/19	761
4,589	General Motors Financial Co. (Consumer Finance)	4.25	5/15/23	4,755
265	General Motors Financial Co. (Diversified Financial Services)	4.38	9/25/21	281
4,331	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.00	5.75	2/15/21	4,179
2,655	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers)	9.50	10/15/18	2,708
40	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 10/15/20 @ 104.94	9.88	10/15/20	41
1,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	1,781
1,994	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 3/1/17 @ 103.00 (c)	6.88	3/1/20	2,029

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,032	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 8/1/15 @ 105.00 (c)	9.75	8/1/18	$2,149
1,739	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,824
1,787	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	1,979
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,877
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 104.00 (c)	7.63	4/15/21	936
2,499	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 2/15/15 @ 104.00 (c)	8.00	2/15/20	2,586
4,302	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 104.00	5.00	3/1/21	3,420
795	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	863
1,395	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,535
3,047	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00	4.88	11/15/20	3,047
111	Huntsman International Ltd. (Chemicals), Callable 8/15/22 @ 100.00 (c)	5.13	11/15/22	111
3,932	IAC/InterActiveCorp (Internet Software & Services), Callable 2/17/15 @ 104.88	4.88	11/30/18	4,050
3,093	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 103.00	5.75	6/15/23	3,201
224	International Lease Finance Corp. (Trading Companies & Distributors)	4.63	4/15/21	232
1,321	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	8/15/22	1,466
1,055	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	4/1/19	1,145
1,330	International Lease Finance Corp. (Trading Companies & Distributors)	6.25	5/15/19	1,453
90	International Lease Finance Corp. (Diversified Financial Services)	8.25	12/15/20	110
190	International Lease Finance Corp. (Diversified Consumer Services)	8.63	9/15/15	195
1,000	Iron Mountain, Inc. (Real Estate Investment Trusts), Callable 8/15/17 @ 103.00	5.75	8/15/24	1,013
1,065	Iron Mountain, Inc. (Real Estate Investment Trusts), Callable 10/1/15 @ 104.00	7.75	10/1/19	1,133
1,100	J.B. Poindexter & Co., Inc. (Auto Components), Callable 4/1/17 @ 105.00 (c)	9.00	4/1/22	1,194
5,940	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/1/15 @ 105.44 (c)	7.25	6/1/21	6,274
2,622	JMC Steel Group, Inc. (Metals & Mining), Callable 2/17/15 @ 106.19 ^(c)	8.25	3/15/18	2,202
8,988	Key Energy Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.00	6.75	3/1/21	5,797
3,556	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 104.78	6.38	4/15/22	3,587
2,047	KLX, Inc. (Aerospace & Defense), Callable 12/1/17 @ 104.41 (c)	5.88	12/1/22	2,042
2,956	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	3,111
2,411	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 12/1/16 @ 104.13	5.50	12/1/21	2,526
3,787	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	4,166
160	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	183
520	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	599
4,104	Lin Television Corp. (Media), Callable 1/15/17 @ 103.00	6.38	1/15/21	4,243
7,043	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.31	8.63	4/15/20	6,003
64	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	63
522	Lynx I Corp. (Media), Callable 4/15/17 @ 103.00 (c)	5.38	4/15/21	547
986	Markwest Energy Part/Finance (Oil, Gas & Consumable Fuels), Callable 9/1/24 @ 100.00	4.88	12/1/24	1,008
4,475	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 104.00	7.25	2/15/21	4,296
1,178	Masco Corp. (Building Products), Callable 1/1/25 @ 100.00	4.45	4/1/25	1,216
1,812	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,952
6,361	MGM Resorts International (Hotels, Restaurants & Leisure)	5.25	3/31/20	6,456
150	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels)	6.70	9/15/19	163
5,232	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.00	6.38	2/15/22	5,664
1,805	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.00	6.88	5/1/21	1,943
1,843	Multi-Color Corp. (Commercial Services & Supplies), Callable 12/1/17 @ 104.60 (c)	6.13	12/1/22	1,917
5,023	Navient LLC (Consumer Finance)	6.13	3/25/24	4,823
936	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/15/17 @ 102.31	4.63	2/15/21	937
3,482	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	3,630
300	Netflix, Inc. (Internet & Catalog Retail) (c)	5.50	2/15/22	307
2,024	Netflix, Inc. (Internet & Catalog Retail)	5.75	3/1/24	2,062
3,287	Netflix, Inc. (Internet & Catalog Retail) (c)	5.88	2/15/25	3,373

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,214	NGL Energy Partners LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.16	6.88	10/15/21	$3,359
2,350	Nielsen Finance LLC/Nielsen Finance Co. (Diversified Financial Services), Callable 10/1/16 @ 102.00	4.50	10/1/20	2,391
1,743	Nielsen Finance LLC/Nielsen Finance Co. (Diversified Financial Services), Callable 4/15/17 @ 104.00 (c)	5.00	4/15/22	1,754
634	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.12	6.25	7/15/22	651
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 104.00	7.88	5/15/21	3,394
1,825	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 9/1/15 @ 104.00	8.25	9/1/20	1,932
1,759	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 103.00 (c)	5.38	8/15/20	1,777
1,534	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,507
370	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	391
3,627	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44 ^	6.88	3/15/22	3,536
115	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	112
1,937	Ocwen Financial Corp. (Thrifts & Mortgage Finance), Callable 5/15/16 @ 105.00 ^(c)	6.63	5/15/19	1,676
1,275	Omnicare, Inc. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	4.75	12/1/22	1,316
3,453	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	3,557
2,645	PHH Corp. (Diversified Financial Services), Callable 8/15/17 @ 103.00	6.38	8/15/21	2,546
3,415	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	3,543
3,614	PolyOne Corp. (Chemicals)	5.25	3/15/23	3,750
7,395	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	7,654
2,030	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	2,091
42	Resolute Forest Products (Paper & Forest Products), Callable 5/15/17 @ 104.41	5.88	5/15/23	40
938	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	924
750	RRI Energy, Inc. (Independent Power and Renewable Electricity Producers)	7.88	6/15/17	746
4,717	Sabine Pass Liquefaction (Oil Gas & Consumable Fuels), Callable 1/1/22 @ 100.00 (c)	5.63	3/1/25	4,664
35	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25	6.50	11/1/20	36
1,147	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.06 ^	6.13	1/15/23	1,031
2,930	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	1,817
1,215	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	8.13	10/15/22	745
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/15 @ 104.38 ^	8.75	1/15/20	1,092
290	SBA Telecommunications LLC (Wireless Telecommunication Services), Callable 7/15/16 @ 102.88	5.75	7/15/20	305
6,625	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 105.00	6.38	6/1/21	6,555
2,341	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 106.00	7.50	6/15/21	2,452
72	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	75
250	Service Corp. International (Diversified Consumer Services)	7.00	6/15/17	273
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	826
1,811	Seventy Seven Energy, Inc. (Energy Equipment & Services), Callable 7/15/17 @ 104.88	6.50	7/15/22	824
792	Shea Homes LP/Funding Corp. (Real Estate Investment Trusts), Callable 4/1/18 @ 104.41 (c)	5.88	4/1/23	806
792	Shea Homes LP/Funding Corp. (Real Estate Investment Trusts), Callable 6/15/21 @ 100.00 (c)	6.13	4/1/25	798
2,246	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.00	5.38	4/1/21	2,305
300	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.00	6.13	10/1/22	314
368	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 105.00	6.38	11/1/21	389
1,488	Sirius XM Radio, Inc. (Media), Callable 8/15/17 @ 103.00 (c)	5.25	8/15/22	1,570
1,817	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69 (c)	5.38	4/15/25	1,826
1,182	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 103.00 (c)	5.88	10/1/20	1,232
619	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (c)	6.00	7/15/24	650
2,396	SLM Corp. (Consumer Finance)	5.50	1/15/19	2,444
130	Sonic Automotive, Inc. (Specialty Retail), Callable 7/15/17 @ 103.50	7.00	7/15/22	142
2,525	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	2,610
630	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	627
2,687	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	2,553
960	Sprint Nextel Corp. (Wireless Telecommunication Services) (c)	7.00	3/1/20	1,058
590	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	599
770	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	930

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,023	Standard Pacific Corp. (Household Durables), Callable 5/15/24 @ 100.00	5.88	11/15/24	$2,079
66	Standard Pacific Corp. (Household Durables), Callable 6/15/21 @ 100.00	6.25	12/15/21	70
59	Standard Pacific Corp. (Household Durables)	8.38	1/15/21	68
281	Steel Dynamics, Inc. (Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	283
461	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 103.00	5.25	4/15/23	467
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.00	6.38	8/15/22	1,068
1,266	Targa Resources Partners (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 100.00 (c)	5.00	1/15/18	1,304
1,127	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.00	6.38	8/1/22	1,181
300	Taylor Morrison Communities, Inc. (Household Durables), Callable 4/15/16 @ 103.94	5.25	4/15/21	297
335	Tenet Healthcare Corp. (Oil, Gas & Consumable Fuels)	4.75	6/1/20	340
6,281	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	6,657
519	Tesoro Logistics LP (Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13 (c)	6.25	10/15/22	537
1,510	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	5.88	10/1/20	1,548
75	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 104.59	6.13	10/15/21	77
2,440	The ADT Corp. (Commercial Services & Supplies)	3.50	7/15/22	2,220
1,703	The ADT Corp. (Commercial Services & Supplies) ^	6.25	10/15/21	1,814
5,400	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	5,994
250	The AES Corp. (Independent Power and Renewable Electricity Producers)	8.00	6/1/20	286
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,339
3,300	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,977
1,264	The Men’s Wearhouse, Inc. (Specialty Retail), Callable 7/1/17 @ 105.00 ^(c)	7.00	7/1/22	1,330
1,582	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,578
713	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	731
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.00	6.13	1/15/22	714
2,633	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.00	6.25	4/1/21	2,738
4,806	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/16 @ 103.27	6.54	4/28/20	5,058
1,605	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/18 @ 103.00	6.63	4/1/23	1,679
162	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/18 @ 103.00	6.84	4/28/23	171
2,081	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	2,284
1,320	TRW Automotive, Inc. (Auto Components) (c)	4.50	3/1/21	1,330
916	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	929
1,218	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 7/15/18 @ 103.47	4.63	7/15/23	1,232
177	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 5/15/19 @ 102.88	5.75	11/15/24	183
520	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 5/15/16 @ 104.00	7.38	5/15/20	562
2,816	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 4/15/17 @ 104.00	7.63	4/15/22	3,081
3,325	Universal Hospital Services, Inc. (Health Care Providers & Services), Callable 8/15/15 @ 106.00	7.63	8/15/20	2,909
167	Univision Communications, Inc. (Media), Callable 5/15/18 @ 102.56 (c)	5.13	5/15/23	170
209	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (c)	5.13	2/15/25	213
5,729	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	5,435
1,038	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.00 (c)	6.38	10/15/20	1,078
5,078	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.00	6.88	6/15/20	5,351
3,010	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	3,612
2,452	West Corp. (Commercial Services & Supplies), Callable 7/15/17 @ 104.00 (c)	5.38	7/15/22	2,397
3,710	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 100.00	5.00	3/15/19	3,645
3,781	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	3,753
170	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.00	6.38	8/1/23	153
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 104.00	7.50	4/1/23	509
655	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 104.00	7.50	6/1/22	632

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.00	7.75	10/15/20	$614
3,250	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	3,521

	Total Corporate Bonds			507,422

	Yankee Dollars — 16.00%
298	Aercap Ireland Capital Ltd./AerCap Global Aviation Trust (Trading Companies & Distributors)	5.00	10/1/21	316
3,501	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Trading Companies & Distributors) (c)	3.75	5/15/19	3,518
2,294	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Trading Companies & Distributors) (c)	4.50	5/15/21	2,371
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	321
50	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	54
865	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	995
1,940	Albea Beauty Holdings SA (Containers & Packaging), Callable 11/1/15 @ 106.00 (c)	8.38	11/1/19	2,081
360	Altice Financing SA (Consumer Finance), Callable 4/1/16 @ 103.75 (c)	6.63	2/15/23	371
1,884	Arcelormittal (Metals & Mining)	7.00	2/25/22	2,063
3,721	ArcelorMittal (Metals & Mining)	6.00	8/5/20	3,949
100	ArcelorMittal (Metals & Mining)	6.13	6/1/18	107
2,971	Barry Callebaut Services NV (Food Products) (c)	5.50	6/15/23	3,160
786	Baytex Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 103.00 (c)	5.13	6/1/21	721
1,180	Bombardier, Inc. (Aerospace & Defense) (c)	5.75	3/15/22	1,112
172	Bombardier, Inc. (Aerospace & Defense) (c)	6.13	1/15/23	163
1,389	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (c)	7.50	3/15/25	1,370
1,295	Calcipar SA (Construction Materials), Callable 5/1/15 @ 103.00 (c)	6.88	5/1/18	1,311
358	Cascades, Inc. (Containers & Packaging), Callable 7/15/17 @ 104.13	5.50	7/15/22	363
3,323	Cimpress NV (Internet Software & Services), Callable 4/1/18 @ 105.25 (c)	7.00	4/1/22	3,365
1,126	Cleopatra Finance, Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/19 @ 100.00 (c)	5.63	2/15/20	1,100
644	Cleopatra Finance, Ltd. (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (c)	6.25	2/15/22	630
2,207	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 104.00 (c)	4.88	5/1/20	2,235
6,102	Drill Rigs Holdings, Inc. (Energy Equipment & Services), Callable 10/1/15 @ 103.00 (c)	6.50	10/1/17	4,881
6,109	First Quantum Minerals Ltd. (Metals & Mining), Callable 2/15/18 @ 103.50 (c)	7.00	2/15/21	5,637
73	First Quantum Minerals Ltd. (Metals & Mining), Callable 10/15/15 @ 105.44	7.25	10/15/19	68
1,439	First Quantum Minerals Ltd. (Metals & Mining), Callable 5/15/17 @ 105.00 (c)	7.25	5/15/22	1,327
531	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44 ^(c)	6.88	4/1/22	392
1,045	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.00 ^(c)	8.25	11/1/19	899
2,596	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.00 (c)	6.75	7/15/21	2,648
2,314	Grifols Worldwide Operations Ltd. (Biotechnology), Callable 4/1/17 @ 104.75 (c)	5.25	4/1/22	2,352
881	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 105.00	9.50	10/1/20	916
2,782	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 104.75 (c)	9.50	10/1/20	2,893
1,090	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	1,029
2,145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,209
2,810	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,891
3,440	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (c)	7.00	6/30/23	3,328
3,259	Lundin Mining Corp. (Metals & Mining), Callable 11/1/17 @ 103.75 (c)	7.50	11/1/20	3,381
905	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94 (c)	7.88	11/1/22	943
4,191	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.00 (c)	6.38	1/30/23	3,856
3,751	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/15 @ 105.00 (c)	6.50	3/15/21	3,470
3,573	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 106.00 (c)	7.38	1/15/22	3,332
1,093	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/16 @ 102.63 (c)	5.25	11/15/19	1,120
1,279	Norbord, Inc. (Paper & Forest Products) (c)	5.38	12/1/20	1,250
2,337	Northern Blizzard Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 105.00 (c)	7.25	2/1/22	2,138
1,555	Novelis, Inc. (Metals & Mining), Callable 2/17/15 @ 104.19	8.38	12/15/17	1,625
4,870	Pacific Drilling SA (Energy Equipment & Services), Callable 6/1/16 @ 104.00 (c)	5.38	6/1/20	3,896
2,521	Pacific Drilling V Ltd. (Energy Equipment & Services), Callable 12/1/15 @ 104.00 (c)	7.25	12/1/17	2,269

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$3,405	Quebecor Media, Inc. (Media)	5.75	1/15/23	$3,507
3,735	Rexel SA (Trading Companies & Distributors), Callable 6/15/16 @ 103.94 (c)	5.25	6/15/20	3,917
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,777
1,782	SoftBank Corp. (Wireless Telecommunication Services) (c)	4.50	4/15/20	1,820
2,263	Stackpole International Intermediate Co. (Trading Companies & Distributors), Callable 10/15/16 @ 106.00 (c)	7.75	10/15/21	2,240
2,158	Stena AB (Marine) (c)	7.00	2/1/24	2,093
2,836	Telecom Italia Capital (Diversified Telecommunication Services)	7.00	6/4/18	3,156
1,363	Tembec Industries, Inc. (Paper & Forest Products), Callable 10/15/16 @ 104.50	9.00	12/15/19	1,384
3,220	The Nielsen Co. (Luxembourg) Sarl (Diversified Financial Services), Callable 10/1/16 @ 104.00 (c)	5.50	10/1/21	3,325
3,751	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00 (c)	6.00	11/1/20	3,263
794	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 105.00 (c)	6.25	4/15/22	687
1,098	UPCB Finance IV Ltd. (Media) (c)	5.38	1/15/25	1,098
3,846	UPCB Finance V Ltd. (Media), Callable 11/15/16 @ 103.63 (c)	7.25	11/15/21	4,139
1,224	UPCB Finance VI Ltd. (Media), Callable 1/15/17 @ 103.44 (c)	6.88	1/15/22	1,307
951	Valeant Pharmaceuticals (Pharmaceuticals), Callable 3/1/18 @ 102.75 (c)	5.50	3/1/23	958
836	Videotron Ltee (Media)	5.00	7/15/22	861
5,020	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.00 (c)	6.75	8/15/18	5,290

	Total Yankee Dollars			131,248

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Preferred Stock — 0.02%
7,070	GMAC Capital Trust I, Series 2 (Consumer Finance) Callable 2/15/16 @ 25.00			186

	Total Preferred Stock			186

	Time Deposit — 0.23%
$1,850	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/15	1,850

	Total Time Deposit			1,850

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 13.59%
440,900	BlackRock Corporate High Yield Fund, Inc.			4,920
1,332,677	BlackRock Debt Strategies Fund, Inc.			4,971
529,948	Credit Suisse Asset Management Income Fund, Inc.			1,701
230,052	Deutsche High Income Opportunities Fund, Inc.			3,304
187,570	Deutsche High Income Trust			1,666
60,184,862	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (d)	0.00		60,185
296,898	First Trust High Income Long/Short Fund			4,863
210,193	Ivy High Income Opportunity Fund			3,411
267,646	MFS Intermediate High Income Fund			736
306,608	Neuberger Berman High Yield Strategies Fund, Inc.			3,784
413,329	New America High Income Fund, Inc.			3,741
3,441,463	SSgA Treasury Money Market Fund (d)	0.00		3,441
639,853	SSgA U.S. Government Money Market Fund (d)	0.00		640
429,009	Wells Fargo Advantage Income Opportunities Fund			3,775
844,538	Western Asset High Income Opportunity Fund, Inc.			4,493
129,069	Western Asset High Yield Defined Opportunity Fund, Inc.			2,110

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds (continued)
719,690	Western Asset Managed High Income Fund, Inc.			$3,721

	Total Mutual Funds			111,462

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Repurchase Agreement — 1.22%
9,997	Jefferies LLC (Purchased on 3/31/15, proceeds at maturity $9,996,686 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $10,196,549) ^^	0.27	04/01/2015	9,997

	Total Repurchase Agreement			9,997

	Total Investments (cost $827,394) — 99.90%			819,631
	Other assets in excess of liabilities — 0.10%			805

	Net Assets — 100.00%			$820,436

^	All or part of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $15,994 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2015.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2015.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on March 31, 2015.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	City of London Investment Management Company	Fort Washington Investment Advisors, Inc.	Western Asset Management Company	HC Capital Solutions	Total
Asset Backed Security	—	—	0.63%	—	0.63%
Collateralized Mortgage Obligations	—	—	6.37%	—	6.37%
Corporate Bonds	—	61.84%	—	—	61.84%
Yankee Dollars	—	16.00%	—	—	16.00%
Preferred Stock	—	0.02%	—	—	0.02%
Time Deposits	—	0.23%	—	—	0.23%
Mutual Funds	5.88%	—	0.37%	7.34%	13.59%
Repurchase Agreement	—	1.22%	—	—	1.22%
Other Assets (Liabilities)	—	-0.05%	0.16%	-0.01%	0.10%

Total Net Assets	5.88%	79.26%	7.53%	7.33%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2015.

Short Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(65)	10-Year U.S. Treasury Note Future	$(8,379)	6/19/15	$(112)
(37)	Euro FX Currency Future	(4,974)	6/15/15	55
(26)	Euro-Bund Future	(4,438)	6/8/15	(56)

	Net Unrealized Appreciation/(Depreciation)			(113)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

Currency Contracts

Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 03/31/15(000)	Unrealized Appreciation/ (Depreciation)(000)
	Currencies Sold
2,976,118	Euro	Citibank	4/16/15	$3,512	$3,200	$312

	Total Currencies Sold			$3,512	$3,200	$312

	Net Unrealized/Appreciation(Depreciation)					$312

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 7.09%
$350	Fannie Mae	0.88	12/20/17	$350
100	Fannie Mae, Callable 6/27/15 @ 100.00	0.88	12/27/17	100
500	Fannie Mae	0.88	5/21/18	499
385	Fannie Mae	0.88	10/26/17	385
300	Fannie Mae	0.88	8/28/17	300
300	Fannie Mae, Series 0001, Callable 4/30/15 @ 100.00	1.00	4/30/18	298
50	Fannie Mae, Callable 5/15/15 @ 100.00	1.00	2/15/18	50
300	Fannie Mae, Callable 6/28/15 @ 100.00	1.00	12/28/17	299
125	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	126
75	Fannie Mae, Callable 6/28/15 @ 100.00	1.13	3/28/18	75
250	Fannie Mae, Callable 5/28/15 @ 100.00	1.15	2/28/18	249
350	Fannie Mae	1.25	9/28/16	354
150	Fannie Mae, Callable 4/29/15 @ 100.00	1.55	10/29/19	150
200	Fannie Mae	1.75	11/26/19	203
350	Fannie Mae	1.88	9/18/18	359
100	Fannie Mae, Callable 5/22/15 @ 100.00	2.50	2/22/23	98
500	Fannie Mae	2.63	9/6/24	518
430	Fannie Mae (a)	2.86	10/9/19	395
260	Fannie Mae	5.00	2/13/17	281
400	Fannie Mae	5.25	9/15/16	428
200	Fannie Mae	5.38	6/12/17	220
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	158
85	Fannie Mae	6.21	8/6/38	129
95	Fannie Mae	6.25	5/15/29	136
160	Fannie Mae	6.63	11/15/30	241
180	Fannie Mae	7.25	5/15/30	285
150	Federal Farm Credit Bank, Callable 4/17/15 @ 100.00	0.54	11/7/16	150
250	Federal Farm Credit Bank	5.13	8/25/16	266
250	Federal Home Loan Bank	0.63	11/23/16	250
200	Federal Home Loan Bank, Series 1	0.88	5/24/17	201
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	503
170	Federal Home Loan Bank, Callable 4/28/15 @ 100.00	1.25	2/28/18	170
200	Federal Home Loan Bank, Callable 8/28/15 @ 100.00	1.50	2/28/17	201
200	Federal Home Loan Bank	1.75	12/14/18	204
400	Federal Home Loan Bank	2.00	9/14/18	412
200	Federal Home Loan Bank	4.13	3/13/20	225
550	Federal Home Loan Bank	4.75	12/16/16	589
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	277
180	Federal Home Loan Bank	5.25	12/11/20	215
500	Federal Home Loan Bank, Series 656	5.38	5/18/16	528
65	Federal Home Loan Bank	5.50	7/15/36	91
200	Freddie Mac	0.42	9/18/15	200
100	Freddie Mac, Callable 6/20/15 @ 100.00	0.57	6/20/16	100
450	Freddie Mac	0.75	1/12/18	449
150	Freddie Mac, Callable 4/5/15 @ 100.00	0.75	10/5/16	150
300	Freddie Mac	0.88	3/7/18	300
400	Freddie Mac	0.88	2/22/17	402
500	Freddie Mac	1.00	9/29/17	502
500	Freddie Mac	1.00	3/8/17	504
125	Freddie Mac, Callable 4/30/15 @ 100.00	1.02	4/30/18	124
245	Freddie Mac, Callable 6/12/15 @ 100.00	1.20	6/12/18	245
300	Freddie Mac, Callable 6/5/15 @ 100.00	1.25	12/5/17	300
200	Freddie Mac	1.25	8/1/19	200
100	Freddie Mac	1.25	10/2/19	99
200	Freddie Mac	1.38	5/1/20	199
250	Freddie Mac, Callable 6/26/15 @ 100.00	1.40	8/22/19	250
300	Freddie Mac	2.00	8/25/16	306
450	Freddie Mac	2.38	1/13/22	465
100	Freddie Mac, Callable 6/29/15 @ 100.00	2.50	4/17/23	100
1,040	Freddie Mac	5.25	4/18/16	1,094
250	Freddie Mac	6.25	7/15/32	371
80	Freddie Mac	6.75	3/15/31	122
310	Tennessee Valley Authority	4.70	7/15/33	372

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$135	Tennessee Valley Authority	5.25	9/15/39	$177
190	Tennessee Valley Authority	6.15	1/15/38	279

	Total U.S. Government Agency Securities			18,278

	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	276

	Total Corporate Bond			276

	U.S. Treasury Obligations — 79.38%
600	U.S. Treasury Bond	1.00	8/31/19	592
1,020	U.S. Treasury Bond	2.50	2/15/45	1,011
1,171	U.S. Treasury Bond	2.75	11/15/42	1,217
837	U.S. Treasury Bond	2.75	8/15/42	871
1,416	U.S. Treasury Bond	2.88	5/15/43	1,509
1,595	U.S. Treasury Bond	3.00	11/15/44	1,748
439	U.S. Treasury Bond	3.00	5/15/42	479
1,060	U.S. Treasury Bond	3.13	5/15/21	1,154
1,147	U.S. Treasury Bond	3.13	2/15/43	1,281
1,040	U.S. Treasury Bond	3.13	8/15/44	1,165
666	U.S. Treasury Bond	3.13	11/15/41	744
600	U.S. Treasury Bond	3.25	6/30/16	622
1,405	U.S. Treasury Bond	3.38	5/15/44	1,646
400	U.S. Treasury Bond	3.50	2/15/39	474
1,280	U.S. Treasury Bond	3.63	2/15/44	1,565
900	U.S. Treasury Bond	3.63	8/15/43	1,100
630	U.S. Treasury Bond	3.75	8/15/41	783
1,245	U.S. Treasury Bond	3.75	11/15/43	1,555
185	U.S. Treasury Bond	3.88	8/15/40	233
690	U.S. Treasury Bond	4.25	11/15/40	918
146	U.S. Treasury Bond	4.38	5/15/41	199
455	U.S. Treasury Bond	4.38	2/15/38	609
682	U.S. Treasury Bond	4.38	11/15/39	919
363	U.S. Treasury Bond	4.38	5/15/40	490
400	U.S. Treasury Bond	4.50	8/15/39	548
150	U.S. Treasury Bond	4.50	2/15/36	204
673	U.S. Treasury Bond	4.63	2/15/40	939
410	U.S. Treasury Bond	4.75	2/15/37	577
775	U.S. Treasury Bond	4.75	2/15/41	1,111
230	U.S. Treasury Bond	5.25	2/15/29	315
282	U.S. Treasury Bond	5.25	11/15/28	385
359	U.S. Treasury Bond	5.38	2/15/31	510
310	U.S. Treasury Bond	6.00	2/15/26	432
235	U.S. Treasury Bond	6.13	11/15/27	340
150	U.S. Treasury Bond	6.13	8/15/29	223
122	U.S. Treasury Bond	6.25	8/15/23	165
215	U.S. Treasury Bond	6.25	5/15/30	327
400	U.S. Treasury Bond	6.38	8/15/27	588
368	U.S. Treasury Bond	6.50	11/15/26	539
350	U.S. Treasury Bond	6.88	8/15/25	513
300	U.S. Treasury Bond	7.25	8/15/22	417
400	U.S. Treasury Bond	7.50	11/15/16	446
570	U.S. Treasury Bond	7.50	11/15/24	854
7	U.S. Treasury Bond	7.88	2/15/21	10
110	U.S. Treasury Bond	8.13	8/15/21	154
350	U.S. Treasury Bond	8.13	8/15/19	453
400	U.S. Treasury Bond	8.75	8/15/20	552
700	U.S. Treasury Bond	8.75	5/15/17	821
180	U.S. Treasury Note	0.25	5/15/16	180
1,355	U.S. Treasury Note	0.25	4/15/16	1,354
923	U.S. Treasury Note	0.38	4/30/16	924
1,005	U.S. Treasury Note	0.38	5/31/16	1,005
980	U.S. Treasury Note	0.38	10/31/16	979
970	U.S. Treasury Note	0.50	11/30/16	970
1,327	U.S. Treasury Note	0.50	6/15/16	1,329

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,000	U.S. Treasury Note	0.50	7/31/17	$996
935	U.S. Treasury Note	0.50	9/30/16	936
995	U.S. Treasury Note	0.50	6/30/16	997
800	U.S. Treasury Note	0.50	1/31/17	800
820	U.S. Treasury Note	0.50	3/31/17	819
720	U.S. Treasury Note	0.50	2/28/17	720
1,050	U.S. Treasury Note	0.50	7/31/16	1,052
870	U.S. Treasury Note	0.50	8/31/16	871
1,100	U.S. Treasury Note	0.63	10/15/16	1,103
925	U.S. Treasury Note	0.63	11/15/16	927
1,100	U.S. Treasury Note	0.63	7/15/16	1,103
1,000	U.S. Treasury Note	0.63	8/15/16	1,003
800	U.S. Treasury Note	0.63	4/30/18	793
1,000	U.S. Treasury Note	0.63	12/31/16	1,002
1,000	U.S. Treasury Note	0.63	2/15/17	1,002
1,000	U.S. Treasury Note	0.63	5/31/17	1,000
1,120	U.S. Treasury Note	0.63	12/15/16	1,123
800	U.S. Treasury Note	0.63	11/30/17	797
650	U.S. Treasury Note	0.63	9/30/17	648
1,370	U.S. Treasury Note	0.63	8/31/17	1,368
513	U.S. Treasury Note	0.75	3/31/18	511
1,150	U.S. Treasury Note	0.75	2/28/18	1,146
1,046	U.S. Treasury Note	0.75	3/15/17	1,050
1,200	U.S. Treasury Note	0.75	6/30/17	1,202
1,236	U.S. Treasury Note	0.75	12/31/17	1,234
1,000	U.S. Treasury Note	0.75	10/31/17	1,000
1,100	U.S. Treasury Note	0.75	1/15/17	1,105
900	U.S. Treasury Note	0.88	11/15/17	902
1,281	U.S. Treasury Note	0.88	9/15/16	1,289
680	U.S. Treasury Note	0.88	4/15/17	684
895	U.S. Treasury Note	0.88	7/15/17	899
940	U.S. Treasury Note	0.88	5/15/17	945
799	U.S. Treasury Note	0.88	1/31/18	800
992	U.S. Treasury Note	0.88	4/30/17	998
910	U.S. Treasury Note	0.88	10/15/17	913
930	U.S. Treasury Note	0.88	6/15/17	935
495	U.S. Treasury Note	0.88	8/15/17	497
740	U.S. Treasury Note	0.88	1/15/18	741
655	U.S. Treasury Note	0.88	2/28/17	659
1,000	U.S. Treasury Note	0.88	1/31/17	1,007
380	U.S. Treasury Note	0.88	7/31/19	374
1,022	U.S. Treasury Note	0.88	11/30/16	1,029
300	U.S. Treasury Note	0.88	12/31/16	302
860	U.S. Treasury Note	1.00	12/15/17	865
1,000	U.S. Treasury Note	1.00	5/31/18	1,001
300	U.S. Treasury Note	1.00	8/31/16	302
1,200	U.S. Treasury Note	1.00	3/31/17	1,210
1,165	U.S. Treasury Note	1.00	10/31/16	1,175
755	U.S. Treasury Note	1.00	3/15/18	758
1,210	U.S. Treasury Note	1.00	9/15/17	1,218
700	U.S. Treasury Note	1.00	2/15/18	703
927	U.S. Treasury Note	1.00	9/30/16	935
716	U.S. Treasury Note	1.00	9/30/19	706
515	U.S. Treasury Note	1.00	11/30/19	507
850	U.S. Treasury Note	1.13	3/31/20	840
470	U.S. Treasury Note	1.13	4/30/20	464
975	U.S. Treasury Note	1.13	12/31/19	966
795	U.S. Treasury Note	1.25	10/31/18	799
490	U.S. Treasury Note	1.25	2/29/20	487
475	U.S. Treasury Note	1.25	10/31/19	474
1,075	U.S. Treasury Note	1.25	1/31/20	1,069
300	U.S. Treasury Note	1.25	4/30/19	300
835	U.S. Treasury Note	1.25	1/31/19	838

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,150	U.S. Treasury Note	1.25	11/30/18	$1,155
900	U.S. Treasury Note	1.38	2/29/20	900
650	U.S. Treasury Note	1.38	5/31/20	649
800	U.S. Treasury Note	1.38	7/31/18	809
1,105	U.S. Treasury Note	1.38	3/31/20	1,105
657	U.S. Treasury Note	1.38	6/30/18	665
1,600	U.S. Treasury Note	1.38	9/30/18	1,617
368	U.S. Treasury Note	1.38	2/28/19	371
585	U.S. Treasury Note	1.38	11/30/18	591
493	U.S. Treasury Note	1.38	12/31/18	497
500	U.S. Treasury Note	1.38	1/31/20	501
840	U.S. Treasury Note	1.50	12/31/18	851
890	U.S. Treasury Note	1.50	1/31/22	879
1,250	U.S. Treasury Note	1.50	10/31/19	1,260
1,414	U.S. Treasury Note	1.50	7/31/16	1,435
1,233	U.S. Treasury Note	1.50	1/31/19	1,249
1,210	U.S. Treasury Note	1.50	11/30/19	1,219
1,350	U.S. Treasury Note	1.50	6/30/16	1,369
1,176	U.S. Treasury Note	1.50	2/28/19	1,191
1,135	U.S. Treasury Note	1.50	5/31/19	1,147
1,100	U.S. Treasury Note	1.50	8/31/18	1,117
1,205	U.S. Treasury Note	1.63	12/31/19	1,220
720	U.S. Treasury Note	1.63	8/15/22	714
1,360	U.S. Treasury Note	1.63	8/31/19	1,380
1,160	U.S. Treasury Note	1.63	6/30/19	1,178
1,160	U.S. Treasury Note	1.63	7/31/19	1,177
1,220	U.S. Treasury Note	1.63	3/31/19	1,241
1,257	U.S. Treasury Note	1.63	11/15/22	1,245
1,230	U.S. Treasury Note	1.63	4/30/19	1,250
640	U.S. Treasury Note	1.75	10/31/18	655
950	U.S. Treasury Note	1.75	2/28/22	953
711	U.S. Treasury Note	1.75	5/31/16	723
820	U.S. Treasury Note	1.75	9/30/19	836
1,090	U.S. Treasury Note	1.75	5/15/22	1,093
915	U.S. Treasury Note	1.75	3/31/22	917
1,498	U.S. Treasury Note	1.75	5/15/23	1,490
1,000	U.S. Treasury Note	1.75	10/31/20	1,013
750	U.S. Treasury Note	1.88	6/30/20	767
1,000	U.S. Treasury Note	1.88	8/31/17	1,028
816	U.S. Treasury Note	1.88	9/30/17	839
1,000	U.S. Treasury Note	1.88	11/30/21	1,012
1,100	U.S. Treasury Note	1.88	10/31/17	1,132
800	U.S. Treasury Note	2.00	7/31/20	823
980	U.S. Treasury Note	2.00	10/31/21	1,000
940	U.S. Treasury Note	2.00	5/31/21	963
766	U.S. Treasury Note	2.00	2/28/21	785
450	U.S. Treasury Note	2.00	11/30/20	462
700	U.S. Treasury Note	2.00	9/30/20	719
1,538	U.S. Treasury Note	2.00	2/15/23	1,563
866	U.S. Treasury Note	2.00	4/30/16	882
843	U.S. Treasury Note	2.00	2/15/22	860
1,300	U.S. Treasury Note	2.00	2/15/25	1,308
1,500	U.S. Treasury Note	2.00	11/15/21	1,534
870	U.S. Treasury Note	2.00	8/31/21	888
960	U.S. Treasury Note	2.13	6/30/21	988
750	U.S. Treasury Note	2.13	1/31/21	774
935	U.S. Treasury Note	2.13	9/30/21	962
1,000	U.S. Treasury Note	2.13	12/31/21	1,030
1,000	U.S. Treasury Note	2.13	8/15/21	1,029
1,035	U.S. Treasury Note	2.13	8/31/20	1,070
1,010	U.S. Treasury Note	2.25	3/31/21	1,049
1,755	U.S. Treasury Note	2.25	11/15/24	1,804
374	U.S. Treasury Note	2.25	11/30/17	388

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$500	U.S. Treasury Note	2.25	7/31/18	$520
850	U.S. Treasury Note	2.25	4/30/21	882
665	U.S. Treasury Note	2.25	7/31/21	690
970	U.S. Treasury Note	2.38	7/31/17	1,008
1,820	U.S. Treasury Note	2.38	8/15/24	1,892
450	U.S. Treasury Note	2.38	6/30/18	470
200	U.S. Treasury Note	2.38	5/31/18	209
1,890	U.S. Treasury Note	2.50	5/15/24	1,985
1,290	U.S. Treasury Note	2.50	8/15/23	1,358
750	U.S. Treasury Note	2.50	6/30/17	781
1,277	U.S. Treasury Note	2.63	8/15/20	1,353
406	U.S. Treasury Note	2.63	1/31/18	426
1,578	U.S. Treasury Note	2.63	11/15/20	1,672
550	U.S. Treasury Note	2.63	4/30/18	578
592	U.S. Treasury Note	2.63	4/30/16	607
1,029	U.S. Treasury Note	2.75	2/15/19	1,090
300	U.S. Treasury Note	2.75	2/28/18	316
1,415	U.S. Treasury Note	2.75	2/15/24	1,516
1,937	U.S. Treasury Note	2.75	11/15/23	2,078
700	U.S. Treasury Note	2.75	5/31/17	732
1,000	U.S. Treasury Note	2.75	11/30/16	1,038
648	U.S. Treasury Note	2.75	12/31/17	682
400	U.S. Treasury Note	2.88	3/31/18	423
900	U.S. Treasury Note	3.00	2/28/17	942
767	U.S. Treasury Note	3.00	8/31/16	795
1,015	U.S. Treasury Note	3.00	9/30/16	1,054
1,230	U.S. Treasury Note	3.13	5/15/19	1,323
1,035	U.S. Treasury Note	3.13	1/31/17	1,084
482	U.S. Treasury Note	3.13	4/30/17	507
680	U.S. Treasury Note	3.25	5/31/16	703
710	U.S. Treasury Note	3.25	3/31/17	748
349	U.S. Treasury Note	3.25	7/31/16	362
1,042	U.S. Treasury Note	3.25	12/31/16	1,092
1,082	U.S. Treasury Note	3.38	11/15/19	1,181
1,325	U.S. Treasury Note	3.50	5/15/20	1,462
799	U.S. Treasury Note	3.50	2/15/18	859
1,000	U.S. Treasury Note	3.63	8/15/19	1,100
1,260	U.S. Treasury Note	3.63	2/15/20	1,396
1,952	U.S. Treasury Note	3.63	2/15/21	2,180
1,000	U.S. Treasury Note	3.75	11/15/18	1,095
665	U.S. Treasury Note	3.88	5/15/18	725
100	U.S. Treasury Note	4.00	8/15/18	110
500	U.S. Treasury Note	4.25	11/15/17	545
400	U.S. Treasury Note	4.25	5/15/39	528
648	U.S. Treasury Note	4.50	5/15/17	701
500	U.S. Treasury Note	4.63	11/15/16	534
580	U.S. Treasury Note	4.63	2/15/17	624
850	U.S. Treasury Note	4.88	8/15/16	902
313	U.S. Treasury Note	5.50	8/15/28	435

	Total U.S. Treasury Obligations			204,561

	Time Deposit — 0.16%
$402	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/15	402

	Total Time Deposit			402

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Fund — 13.02%
33,545,201	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		33,545

	Total Mutual Fund			33,545

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Fund (continued)

	Total Investments (cost $250,384) — 99.76%			$257,062
	Other assets in excess of liabilities — 0.24%			627

	Net Assets — 100.00%			$257,689

(a)	Rate disclosed represents effective yield at purchase.
(b)	The rate disclosed is the rate in effect on March 31, 2015.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corp.	HC Capital Solutions	Total
U.S. Government Agency Securities	7.09%	—	7.09%
Corporate Bond	0.11%	—	0.11%
U.S. Treasury Obligations	79.38%	—	79.38%
Time Deposit	0.16%	—	0.16%
Mutual Funds	—	13.02%	13.02%
Other Assets (Liabilities)	0.25%	-0.01%	0.24%

Total Net Assets	86.99%	13.01%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 89.55%
$6,510	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$6,378
8,818	U.S. Treasury Inflation Index Bond	0.75	2/15/42	8,917
4,301	U.S. Treasury Inflation Index Bond	0.75	2/15/45	4,374
9,857	U.S. Treasury Inflation Index Bond	1.38	2/15/44	11,586
7,446	U.S. Treasury Inflation Index Bond	1.75	1/15/28	8,715
9,280	U.S. Treasury Inflation Index Bond	2.00	1/15/26	10,997
3,940	U.S. Treasury Inflation Index Bond	2.13	2/15/40	5,260
5,011	U.S. Treasury Inflation Index Bond	2.13	2/15/41	6,754
12,741	U.S. Treasury Inflation Index Bond	2.38	1/15/25	15,442
7,467	U.S. Treasury Inflation Index Bond	2.38	1/15/27	9,212
7,237	U.S. Treasury Inflation Index Bond	2.50	1/15/29	9,244
2,909	U.S. Treasury Inflation Index Bond	3.38	4/15/32	4,267
6,290	U.S. Treasury Inflation Index Bond	3.63	4/15/28	8,872
7,657	U.S. Treasury Inflation Index Bond	3.88	4/15/29	11,245
19,375	U.S. Treasury Inflation Index Note	0.13	7/15/24	19,367
21,712	U.S. Treasury Inflation Index Note	0.13	4/15/17	22,099
19,809	U.S. Treasury Inflation Index Note	0.13	7/15/22	20,014
24,138	U.S. Treasury Inflation Index Note	0.13	4/15/18	24,624
23,911	U.S. Treasury Inflation Index Note	0.13	4/15/19	24,353
19,204	U.S. Treasury Inflation Index Note	0.13	1/15/22	19,361
19,899	U.S. Treasury Inflation Index Note	0.13	1/15/23	19,984
19,269	U.S. Treasury Inflation Index Note	0.13	4/15/16	19,463
13,276	U.S. Treasury Inflation Index Note	0.25	1/15/25	13,367
19,738	U.S. Treasury Inflation Index Note	0.38	7/15/23	20,239
19,692	U.S. Treasury Inflation Index Note	0.63	1/15/24	20,510
17,400	U.S. Treasury Inflation Index Note	0.63	7/15/21	18,236
16,392	U.S. Treasury Inflation Index Note	1.13	1/15/21	17,596
14,367	U.S. Treasury Inflation Index Note	1.25	7/15/20	15,574
7,274	U.S. Treasury Inflation Index Note	1.38	7/15/18	7,785
9,326	U.S. Treasury Inflation Index Note	1.38	1/15/20	10,086
7,374	U.S. Treasury Inflation Index Note	1.63	1/15/18	7,856
7,688	U.S. Treasury Inflation Index Note	1.88	7/15/19	8,476
6,765	U.S. Treasury Inflation Index Note	2.13	1/15/19	7,448
8,147	U.S. Treasury Inflation Index Note	2.38	1/15/17	8,631
9,393	U.S. Treasury Inflation Index Note	2.50	7/15/16	9,867
6,987	U.S. Treasury Inflation Index Note	2.63	7/15/17	7,586

	Total U.S. Treasury Obligations			463,785

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 10.30%
52,972,039	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		52,972
359,514	SSgA Treasury Money Market Fund (a)	0.00		360

	Total Mutual Funds			53,332

	Total Investments (cost $504,831) — 99.85%			517,117
	Other assets in excess of liabilities — 0.15%			776

	Net Assets — 100.00%			$517,893

(a)	The rate disclosed is the rate in effect on March 31, 2015.

As of March 31, 2015, 100% of the Portfolio’s net assets were managed by Mellon Capital Management Corporation.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 70.41%
$1,387	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,405
990	AbbVie, Inc. (Pharmaceuticals)	1.75	11/6/17	994
470	AbbVie, Inc. (Pharmaceuticals)	4.40	11/6/42	484
3,202	American Airlines, Series 2013-2, Class A (Airlines)	4.95	1/15/23	3,506
1,490	American Express Co. (Consumer Finance)	2.65	12/2/22	1,482
1,637	American International Group, MTN (Insurance)	5.85	1/16/18	1,828
1,440	Amgen, Inc. (Biotechnology)	2.13	5/15/17	1,466
625	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	720
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	713
1,490	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	1,470
1,490	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,576
625	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	677
1,917	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.85	5/6/21	1,997
965	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	1,002
140	Archer-Daniels-Midland Co. (Food Products) (a)	5.77	3/1/41	183
1,450	AT&T, Inc. (Diversified Telecommunication Services)	2.38	11/27/18	1,469
495	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	557
155	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	166
1,775	Bank of America Corp., Series BKNT (Banks)	1.25	2/14/17	1,778
1,841	Bank of America Corp., MTN (Banks)	1.70	8/25/17	1,848
2,596	Bank of America Corp. (Banks)	2.60	1/15/19	2,642
1,503	Bank of America Corp. (Banks)	4.25	10/22/26	1,552
503	Bank One Corp. (Banks)	8.00	4/29/27	699
990	Bear Stearns Co. LLC (Capital Markets)	6.40	10/2/17	1,104
620	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	683
405	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	499
1,925	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	2,110
1,485	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	1,665
1,270	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	1,429
1,695	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	1,730
495	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	612
2,975	Citigroup, Inc. (Banks)	2.55	4/8/19	3,034
496	Citigroup, Inc. (Banks)	4.95	11/7/43	573
1,565	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	1,662
495	Comcast Corp. (Media)	3.13	7/15/22	513
1,211	Comcast Corp. (Media)	4.65	7/15/42	1,350
990	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	1,336
95	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	135
1,415	CVS Caremark Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	1,422
1,150	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	1,264
1,317	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,400
185	Delphi Corp. (Auto Components), Callable 2/15/18 @ 102.50	5.00	2/15/23	198
1,550	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	1,653
620	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	722
1,016	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	1,028
800	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	915
838	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	1,057
310	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	332
1,380	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	1,383
620	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	639
800	Ecolab, Inc. (Chemicals)	4.35	12/8/21	882
259	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	3.35	3/15/23	262
799	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	861
1,750	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	1,774
1,727	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	1,913
1,395	Express Scripts Holding Co. (Health Care Providers & Services)	2.65	2/15/17	1,429
1,940	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels), Callable 2/6/20 @ 100.00	1.91	3/6/20	1,960
620	FedEx Corp. (Air Freight & Logistics)	4.10	2/1/45	619
180	FedEx Corp. (Air Freight & Logistics)	8.00	1/15/19	218
2,551	Ford Motor Credit Co. LLC (Consumer Finance)	5.00	5/15/18	2,782

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,815	General Electric Capital Corp., Series G, MTN (Diversified Financial Services), Callable 2/13/24 @ 100.00	3.45	5/15/24	$2,965
1,144	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,207
993	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,096
310	General Motors Co. (Automobiles)	3.50	10/2/18	318
595	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	657
795	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	1,079
1,956	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	1,998
1,985	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	2,099
1,875	International Business Machines Corp. (IT Services)	3.63	2/12/24	1,992
1,550	International Paper Co. (Paper Products), Callable 3/15/24 @ 100.00	3.65	6/15/24	1,580
390	Intuit, Inc. (Software)	5.75	3/15/17	423
310	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	355
2,500	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	2,726
310	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	341
595	Lincoln National Corp. (Insurance)	7.00	6/15/40	824
1,360	MassMutual Global Funding LLC (Diversified Financial Services) (b)	2.00	4/5/17	1,381
620	Medtronic, Inc. (Health Care Equipment & Supplies) (b)	3.50	3/15/25	648
1,410	Medtronic, Inc. (Health Care Equipment & Supplies) (b)	4.63	3/15/45	1,598
310	MetLife, Inc. (Life & Health Insurance)	4.05	3/1/45	321
1,443	MetLife, Inc. (Life & Health Insurance)	7.72	2/15/19	1,748
1,115	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,453
1,485	Monsanto Co. (Chemicals)	2.75	7/15/21	1,519
995	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	1,055
1,996	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	2,032
1,225	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	1,285
690	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	776
930	Oracle Corp. (Software)	2.50	10/15/22	929
620	Oracle Corp. (Software)	6.50	4/15/38	851
1,300	Philip Morris International, Inc. (Tobacco)	3.60	11/15/23	1,377
695	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	881
620	Puget Energy, Inc. (Electric Utilities)	6.50	12/15/20	745
1,375	Rock-Tenn Co. (Containers & Packaging)	3.50	3/1/20	1,427
3,088	Sabmiller Holdings, Inc. (Beverages) (b)	2.45	1/15/17	3,155
640	San Diego Gas & Electric Co. (Electric Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	722
250	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	260
1,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,505
995	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	976
1,500	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	1,524
620	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	626
1,485	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	1,498
495	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	620
1,160	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,534
1,550	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	1,652
1,347	TIAA Asset Management Finance Co. LLC (Insurance) (b)	4.13	11/1/24	1,422
795	Time Warner, Inc. (Media)	5.38	10/15/41	931
1,075	Time Warner, Inc. (Media)	6.88	6/15/18	1,250
875	Toyoto Motor Credit Corp., MTN (Diversified Financial Services)	3.30	1/12/22	927
639	Twenty-First Century Fox, Inc. (Media)	3.00	9/15/22	647
500	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	580
595	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	760
315	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	373
2,839	U.S. Bancorp, MTN (Banks), Callable 8/11/24 @ 100.00	3.60	9/11/24	2,962
3,021	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	3,031
3	Union Pacific Corp. (Road & Rail), Callable 7/15/44 @ 100.00	4.15	1/15/45	3
2,478	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	2,614
420	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	570
495	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	713
925	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3.65	3/15/25	946
2,040	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.50	9/15/20	2,252

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$990	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	$1,135
919	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	1,197
990	Viacom, Inc. (Media), Callable 12/15/42 @ 100.00	4.88	6/15/43	991
1,920	Wachovia Corp. (Diversified Financial Services)	5.75	2/1/18	2,147
1,939	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	1,981
1,485	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	1,897
450	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	629
1,000	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	1,010
1,605	Wells Fargo & Co., MTN (Banks)	3.00	2/19/25	1,612
470	Wyeth, Inc. (Pharmaceuticals)	6.45	2/1/24	595
620	Xerox Corp. (IT Services)	6.40	3/15/16	651
625	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	6.88	11/15/37	823

	Total Corporate Bonds			161,769

	Yankee Dollars — 13.57%
1,020	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	1,265
1,255	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	1,340
730	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	836
2,043	BP Capital Markets PLC (Diversified Financial Services)	2.25	11/1/16	2,082
495	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	816
785	Canadian Natl Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	850
165	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	198
395	Deutsche Telekom Int Finance (Diversified Telecommunication Services) (a)(c)	8.75	6/15/30	604
750	Diageo Capital PLC (Beverages)	5.88	9/30/36	959
745	HSBC Holdings PLC (Banks)	6.80	6/1/38	980
415	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	545
1,091	ING Bank NV (Banks) (b)	1.80	3/16/18	1,098
2,611	Japan Tobacco, Inc. (Tobacco) (b)	2.10	7/23/18	2,649
375	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	397
1,880	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	2,073
250	LyondellBasell Industries NV (Chemicals), Callable 1/15/24 @ 100.00	5.75	4/15/24	295
418	Orange SA (Diversified Financial Services)	9.00	3/1/31	645
530	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	582
930	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	1,065
625	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.20	11/2/40	705
1,400	Rio Tinto Finance USA PLC (Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	1,446
1,115	Shell International Finance BV (Integrated Oil & Gas)	6.38	12/15/38	1,544
1,860	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	1,916
185	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	222
495	Telefonica Emisiones (Diversified Telecommunication Services)	7.05	6/20/36	684
1,105	Telefonica Emisiones SAU (Wireless Telecommunication Services)	6.22	7/3/17	1,220
990	Vodafone Group PLC (Wireless Telecommunication Services)	2.50	9/26/22	957
495	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	601
1,086	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	955
1,799	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,646

	Total Yankee Dollars			31,175

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 16.38%
29,701,592	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (d)	0.00		29,701

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds (continued)
7,932,626	SSgA U.S. Government Money Market Fund (d)			$7,933

	Total Mutual Funds			37,634

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Repurchase Agreement — 0.58%
1,343	Jefferies LLC (Purchased on 3/31/15, proceeds at maturity $1,343,387 collateralized by U.S. Treasury Obligations, 0.01% - 2.69%, 6/25/15 - 5/15/42 fair value $1,370,245) ^^	0.27	04/01/2015	1,343

	Total Repurchase Agreement			1,343

	Total Investments (cost $229,759) — 100.94%			231,921
	Liabilities in excess of other assets — (0.94)%			(2,153)

	Net Assets — 100.00%			$229,768

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2015.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2015.
(d)	The rate disclosed is the rate in effect on March 31, 2015.

MTN—Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Mellon Capital Management Corp.	HC Capital Solutions	Total
Corporate Bonds	70.41%	—	70.41%
Yankee Dollars	13.57%	—	13.57%
Mutual Funds	3.45%	12.93%	16.38%
Repurchase Agreements	0.58%	—	0.58%
Other Assets (Liabilities)	-0.92%	-0.02%	-0.94%

Total Net Assets	87.09%	12.91%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.37%
$200	American Express Credit Account Master Trust, Series 2014-3, Class A	1.49	4/15/20	$202
100	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	100
70	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3	1.26	5/21/18	70
100	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	100
195	CarMax Auto Trust, Series 2014-1, Class A3	0.79	10/15/18	195
300	Chase Issuance Trust (CHAIT), Series 2014-A1, Class A1	1.15	1/15/19	302
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	247
300	Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.02	2/22/19	301
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	104
250	Discover Card Execution Note Trust, Series 2013-A2, Class A2	0.69	8/15/18	250
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	203
195	Fifth Third Auto Trust, Series 2014-3, Class A3	0.96	3/15/19	195
187	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	187
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	226
300	Honda Auto Receivables Owner Trust, Series 2014-3, Class A3	0.88	6/15/18	300
100	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	100
14	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.59	2/15/16	14
200	Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4	1.31	10/15/19	201
200	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	200

	Total Asset Backed Securities			3,497

	Collateralized Mortgage Obligations — 5.54%
250	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	259
250	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	268
138	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.15	9/10/17	151
298	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	304
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	104
100	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	103
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	538
250	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	270
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	106
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	115
38	Fannie Mae, Series 2013-M14, Class APT (a)	2.50	4/25/23	38
300	Fannie Mae, Series 2012-M1, Class A2	2.73	10/25/21	311
160	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	172
75	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	79
148	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	151
400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	411
92	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class A1	2.76	5/25/20	95
150	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	157
111	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	117
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	211
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	215
360	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	397
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	251
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	221
110	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	112
383	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 (a)	5.78	7/10/38	397
125	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	133
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	336
150	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	161
200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	216
200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	216
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	222
193	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A2	1.85	4/15/46	195
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	1,025
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C18, Class A5	4.08	2/15/47	243
247	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.82	11/12/16	247
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	262
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	108
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	110

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	$1,058
617	Morgan Stanley Capital I, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	639
1,251	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.91	7/11/17	1,358
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	260
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3 (a)	6.01	6/15/45	1,043
185	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	201
156	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	156
124	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	124
300	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	312

	Total Collateralized Mortgage Obligations			14,178

	U.S. Government Agency Mortgages — 81.26%
92	Fannie Mae, Pool #AS0001	2.00	7/1/28	92
486	Fannie Mae, Pool #AS1058	2.00	11/1/28	487
865	Fannie Mae, Pool #MA1210	2.50	9/1/49	891
667	Fannie Mae, Pool #AO3019	2.50	5/1/27	686
87	Fannie Mae, Pool #MA1270	2.50	11/1/32	88
804	Fannie Mae, Pool #MA1277	2.50	12/1/27	828
188	Fannie Mae, Pool #AS0513	2.50	8/1/43	186
280	Fannie Mae, Pool #AB7391	2.50	12/1/42	277
40	Fannie Mae, Pool #MA1511	2.50	7/1/33	41
711	Fannie Mae, Pool #AP4742	2.50	8/1/27	732
328	Fannie Mae, Pool #AU4798	2.50	9/1/28	337
200	Fannie Mae, Pool #AU6387	2.50	11/1/28	205
505	Fannie Mae, Pool #AX2403	2.50	9/1/29	519
428	Fannie Mae, Pool #AU2619	2.50	8/1/28	441
292	Fannie Mae, Pool #AU5334	2.50	11/1/28	300
80	Fannie Mae, Pool #AL4360 (a)	2.72	11/1/43	83
168	Fannie Mae, Pool #AL5800 (a)	2.72	2/1/44	174
2,000	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,050
367	Fannie Mae, Pool #AU3735	3.00	8/1/43	376
694	Fannie Mae, Pool #AK0006	3.00	1/1/27	729
1,154	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,212
337	Fannie Mae, Pool #AK8522	3.00	3/1/27	353
541	Fannie Mae, Pool #AB8897	3.00	4/1/43	555
545	Fannie Mae, Pool #AB4483	3.00	2/1/27	573
120	Fannie Mae, Pool #MA1338	3.00	2/1/33	124
177	Fannie Mae, Pool #AW8295	3.00	8/1/29	186
736	Fannie Mae, Pool #MA1307	3.00	1/1/33	763
162	Fannie Mae, Pool #AU7890	3.00	9/1/28	170
282	Fannie Mae, Pool #AW7383	3.00	8/1/29	295
96	Fannie Mae, Pool #MA2087	3.00	11/1/34	99
230	Fannie Mae, Pool #MA1527	3.00	8/1/33	239
195	Fannie Mae, Pool #MA2149	3.00	1/1/30	205
258	Fannie Mae, Pool #MA1401	3.00	4/1/33	267
541	Fannie Mae, Pool #AT2127	3.00	4/1/43	554
544	Fannie Mae, Pool #AT0682	3.00	4/1/43	558
88	Fannie Mae, Pool #AT1575	3.00	5/1/43	90
278	Fannie Mae, Pool #AS2312	3.00	5/1/29	292
286	Fannie Mae, Pool #AQ3223	3.00	11/1/27	301
432	Fannie Mae, Pool #AS1527	3.00	1/1/29	453
1,912	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,960
927	Fannie Mae, Pool #AP2465	3.00	8/1/42	950
1,065	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,091
549	Fannie Mae, Pool #AP8746	3.00	10/1/42	563
187	Fannie Mae, Pool #AS3117	3.00	8/1/29	196
2,205	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,260
1,207	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,238
65	Fannie Mae, Pool #AR7426	3.00	7/1/43	67
219	Fannie Mae, Pool #MA1889	3.50	5/1/34	231
873	Fannie Mae, Pool #AQ0546	3.50	11/1/42	918
488	Fannie Mae, Pool #MA2125	3.50	12/1/44	513
604	Fannie Mae, Pool #MA1059	3.50	5/1/32	639

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$58	Fannie Mae, Pool #MA1021	3.50	3/1/27	$61
377	Fannie Mae, Pool #MA0521	3.50	9/1/20	400
494	Fannie Mae, Pool #MA1982	3.50	8/1/34	522
2,256	Fannie Mae, Pool #AO2548	3.50	4/1/42	2,373
2,895	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,045
84	Fannie Mae, Pool #AP9390	3.50	10/1/42	89
720	Fannie Mae, Pool #AO3760	3.50	5/1/42	759
135	Fannie Mae, Pool #AS2081	3.50	4/1/29	143
512	Fannie Mae, Pool #MA1107	3.50	7/1/32	542
400	Fannie Mae, Pool #AO4385	3.50	6/1/42	421
3,316	Fannie Mae, Pool #AK7497	3.50	4/1/42	3,487
156	Fannie Mae, Pool #AK0706	3.50	2/1/27	165
1,687	Fannie Mae, Pool #AL1717	3.50	5/1/27	1,792
43	Fannie Mae, Pool #AJ6181	3.50	12/1/26	46
2,127	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,237
1,194	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,280
1,581	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,694
400	Fannie Mae, Pool #AS3903	4.00	11/1/44	428
100	Fannie Mae, Pool #AS3448	4.00	9/1/44	107
80	Fannie Mae, Pool #AH3394	4.00	1/1/41	86
347	Fannie Mae, Pool #AT3872	4.00	6/1/43	372
434	Fannie Mae, Pool #AO2959	4.00	5/1/42	466
2,574	Fannie Mae, Pool #190405	4.00	10/1/40	2,759
2,260	Fannie Mae, Pool #AH6242	4.00	4/1/26	2,409
1,126	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,207
501	Fannie Mae, Pool #MA0641	4.00	2/1/31	540
910	Fannie Mae, Pool #AS0531	4.00	9/1/43	984
249	Fannie Mae, Pool #MA0493	4.00	8/1/30	268
697	Fannie Mae, Pool #AH5859	4.00	2/1/41	748
724	Fannie Mae, Pool #AC7328	4.00	12/1/39	776
103	Fannie Mae, Pool #982892	4.50	5/1/23	111
376	Fannie Mae, Pool #AA9781	4.50	7/1/24	405
1,169	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,282
3,901	Fannie Mae, Pool #AH7521	4.50	3/1/41	4,273
1,119	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,226
219	Fannie Mae, Pool #AU5302	4.50	10/1/43	239
64	Fannie Mae, Pool #AW7048	4.50	6/1/44	70
90	Fannie Mae, Pool #AH6790	4.50	3/1/41	99
7	Fannie Mae, Pool #AB0388	4.50	4/1/19	7
238	Fannie Mae, Pool #AB1389	4.50	8/1/40	261
501	Fannie Mae, Pool #AB3192	4.50	6/1/41	549
562	Fannie Mae, Pool #AI4815	4.50	6/1/41	616
372	Fannie Mae, Pool #AS0861	4.50	10/1/43	406
91	Fannie Mae, Pool #AB1470	4.50	9/1/40	99
258	Fannie Mae, Pool #254720	4.50	5/1/18	271
733	Fannie Mae, Pool #AL4450	4.50	12/1/43	800
311	Fannie Mae, Pool #MA0481	4.50	8/1/30	341
67	Fannie Mae, Pool #310112	4.50	6/1/19	70
103	Fannie Mae, Pool #AA0860	4.50	1/1/39	113
4	Fannie Mae, Pool #868986	5.00	5/1/21	4
187	Fannie Mae, Pool #725504	5.00	1/1/19	197
303	Fannie Mae, Pool #796663	5.00	9/1/19	321
1,985	Fannie Mae, Pool #889117	5.00	10/1/35	2,216
93	Fannie Mae, Pool #890603	5.00	8/1/41	104
272	Fannie Mae, Pool #AS0575	5.00	9/1/43	302
46	Fannie Mae, Pool #AL3272	5.00	2/1/25	51
2,435	Fannie Mae, Pool #AH5988	5.00	3/1/41	2,727
1	Fannie Mae, Pool #650196	5.00	11/1/17	1
107	Fannie Mae, Pool #725238	5.00	3/1/34	120
3,029	Fannie Mae, Pool #890221	5.50	12/1/33	3,432
14	Fannie Mae, Pool #625938	5.50	3/1/17	15
5	Fannie Mae, Pool #A79636	5.50	7/1/38	5
4	Fannie Mae, Pool #630942	5.50	2/1/17	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$99	Fannie Mae, Pool #545400	5.50	1/1/17	$104
54	Fannie Mae, Pool #627241	5.50	9/1/17	56
71	Fannie Mae, Pool #909662	5.50	2/1/22	78
129	Fannie Mae, Pool #976945	5.50	2/1/23	139
66	Fannie Mae, Pool #AL0725	5.50	6/1/24	69
11	Fannie Mae, Pool #A69671	5.50	12/1/37	12
31	Fannie Mae, Pool #545900	5.50	7/1/17	33
1,898	Fannie Mae, Pool #725228	6.00	3/1/34	2,197
119	Fannie Mae, Pool #888596	6.50	7/1/37	137
494	Fannie Mae, Pool #889984	6.50	10/1/38	570
300	Fannie Mae, 15 YR TBA	2.00	4/25/30	300
400	Fannie Mae, 15 YR TBA	2.50	4/25/29	411
100	Fannie Mae, 15 YR TBA	3.00	4/25/29	105
100	Fannie Mae, 15 YR TBA	3.00	5/25/30	105
100	Fannie Mae, 15 YR TBA	3.50	4/25/30	106
200	Fannie Mae, 15 YR TBA	4.50	4/25/30	210
300	Fannie Mae, 30 YR TBA	3.00	5/25/45	306
1,000	Fannie Mae, 30 YR TBA	3.00	4/25/44	1,022
2,850	Fannie Mae, 30 YR TBA	3.50	4/25/45	2,993
700	Fannie Mae, 30 YR TBA	3.50	5/25/44	733
6,900	Fannie Mae, 30 YR TBA	4.00	4/25/45	7,377
100	Fannie Mae, 30 YR TBA	5.00	4/25/44	111
50	Fannie Mae, 30 YR TBA	5.50	5/25/45	56
387	Freddie Mac, Pool #J25777	2.00	9/1/28	387
97	Freddie Mac, Pool #J25759	2.00	8/1/28	97
420	Freddie Mac, Pool #849138 (a)	2.44	10/1/43	433
495	Freddie Mac, Pool #849578 (a)	2.45	12/1/44	511
392	Freddie Mac, Pool #G18533	2.50	12/1/29	402
425	Freddie Mac, Pool #J25016	2.50	8/1/28	436
173	Freddie Mac, Pool #G18485	2.50	10/1/28	177
401	Freddie Mac, Pool #J23440	2.50	4/1/28	412
179	Freddie Mac, Pool #J25585	2.50	9/1/28	184
472	Freddie Mac, Pool #J26408	2.50	11/1/28	485
292	Freddie Mac, Pool #J22874	2.50	3/1/28	300
93	Freddie Mac, Pool #Q20404	2.50	7/1/43	92
60	Freddie Mac, Pool #G18472	2.50	7/1/28	61
436	Freddie Mac, Pool #G18470	2.50	6/1/28	448
402	Freddie Mac, Pool #G18459	2.50	3/1/28	413
413	Freddie Mac, Pool #J18954	2.50	4/1/27	425
546	Freddie Mac, Pool #Q16222	3.00	3/1/43	558
429	Freddie Mac, Pool #C04446	3.00	1/1/43	438
94	Freddie Mac, Pool #G08540	3.00	8/1/43	96
798	Freddie Mac, Pool #Q21065	3.00	8/1/43	816
1,927	Freddie Mac, Pool #G08537	3.00	7/1/43	1,970
96	Freddie Mac, Pool #Q19754	3.00	7/1/43	98
22	Freddie Mac, Pool #Q13086	3.00	11/1/42	22
327	Freddie Mac, Pool #C04422	3.00	12/1/42	334
460	Freddie Mac, Pool #C04619	3.00	3/1/43	470
465	Freddie Mac, Pool #J28722	3.00	7/1/29	488
454	Freddie Mac, Pool #G15145	3.00	7/1/29	476
487	Freddie Mac, Pool #G15217	3.00	11/1/29	511
94	Freddie Mac, Pool #J29932	3.00	11/1/29	99
28	Freddie Mac, Pool #Q18882	3.00	5/1/43	29
386	Freddie Mac, Pool #G18531	3.00	11/1/29	405
185	Freddie Mac, Pool #C91707	3.00	6/1/33	191
449	Freddie Mac, Pool #G08525	3.00	5/1/43	459
450	Freddie Mac, Pool #G18518	3.00	7/1/29	472
272	Freddie Mac, Pool #C91724	3.00	9/1/33	281
412	Freddie Mac, Pool #C91581	3.00	11/1/32	426
559	Freddie Mac, Pool #G18514	3.00	6/1/29	585
98	Freddie Mac, Pool #G18534	3.00	12/1/29	103
281	Freddie Mac, Pool #Q20067	3.00	7/1/43	287
810	Freddie Mac, Pool #G08534	3.00	6/1/43	828

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$89	Freddie Mac, Pool #Q18599	3.00	6/1/43	$91
93	Freddie Mac, Pool #C03920	3.50	5/1/42	98
338	Freddie Mac, Pool #C91403	3.50	3/1/32	357
475	Freddie Mac, Pool #J26144	3.50	10/1/23	505
478	Freddie Mac, Pool #C91456	3.50	6/1/32	504
480	Freddie Mac, Pool #J15105	3.50	4/1/26	512
477	Freddie Mac, Pool #Q20860	3.50	8/1/43	500
877	Freddie Mac, Pool #G08554	3.50	10/1/43	920
187	Freddie Mac, Pool #G08605	3.50	9/1/44	196
3,029	Freddie Mac, Pool #G08495	3.50	6/1/42	3,181
873	Freddie Mac, Pool #G08562	3.50	1/1/44	915
357	Freddie Mac, Pool #Q08903	3.50	6/1/42	375
447	Freddie Mac, Pool #Q09896	3.50	8/1/42	470
186	Freddie Mac, Pool #G08599	3.50	8/1/44	195
529	Freddie Mac, Pool #J11263	4.00	11/1/19	559
493	Freddie Mac, Pool #G08618	4.00	12/1/44	527
74	Freddie Mac, Pool #J12435	4.00	6/1/25	79
285	Freddie Mac, Pool #C91765	4.00	5/1/34	307
425	Freddie Mac, Pool #G08567	4.00	1/1/44	454
495	Freddie Mac, Pool #C09070	4.00	12/1/44	529
172	Freddie Mac, Pool #C91738	4.00	11/1/33	185
3,956	Freddie Mac, Pool #A96286	4.00	1/1/41	4,240
323	Freddie Mac, Pool #G14453	4.00	6/1/26	343
136	Freddie Mac, Pool #G08483	4.00	3/1/42	146
458	Freddie Mac, Pool #Q24955	4.00	2/1/44	493
388	Freddie Mac, Pool #G08459	4.00	9/1/41	415
5	Freddie Mac, Pool #G14786	4.00	4/1/19	5
56	Freddie Mac, Pool #357316	4.50	12/1/17	58
4,791	Freddie Mac, Pool #A97692	4.50	3/1/41	5,232
199	Freddie Mac, Pool #Q25432	4.50	3/1/44	217
177	Freddie Mac, Pool #J09311	4.50	2/1/24	190
463	Freddie Mac, Pool #A97495	4.50	3/1/41	505
177	Freddie Mac, Pool #C09059	4.50	3/1/44	192
98	Freddie Mac, Pool #J07849	4.50	5/1/23	105
196	Freddie Mac, Pool #J09503	4.50	4/1/24	210
100	Freddie Mac, Pool #Q22671	4.50	11/1/43	109
123	Freddie Mac, Pool #E02862	4.50	3/1/26	129
37	Freddie Mac, Pool #1G2883 (a)	4.89	6/1/38	39
187	Freddie Mac, Pool #G07068	5.00	7/1/41	207
1,741	Freddie Mac, Pool #G04913	5.00	3/1/38	1,933
246	Freddie Mac, Pool #G13255	5.00	7/1/23	268
1,459	Freddie Mac, Pool #C01598	5.00	8/1/33	1,624
93	Freddie Mac, Pool #C90845	5.00	8/1/24	103
1,670	Freddie Mac, Pool #G01665	5.50	3/1/34	1,887
427	Freddie Mac, Pool #G06031	5.50	3/1/40	479
9	Freddie Mac, Pool #G06091	5.50	5/1/40	10
87	Freddie Mac, Pool #A62706	6.00	6/1/37	99
180	Freddie Mac, Pool #G03551	6.00	11/1/37	204
891	Freddie Mac, Pool #G02794	6.00	5/1/37	1,017
100	Freddie Mac, Pool #G05709	6.00	6/1/38	114
100	Freddie Mac, Gold 15 YR TBA	2.50	5/15/30	102
100	Freddie Mac, Gold 15 YR TBA	3.00	5/15/30	105
500	Freddie Mac, Gold 15 YR TBA	3.50	4/15/30	531
200	Freddie Mac, Gold 30 YR TBA	3.00	5/15/45	204
825	Freddie Mac, Gold 30 YR TBA	3.00	4/15/44	842
500	Freddie Mac, Gold 30 YR TBA	3.50	5/15/45	523
3,025	Freddie Mac, Gold 30 YR TBA	3.50	4/15/45	3,170
3,125	Freddie Mac, Gold 30 YR TBA	4.00	4/15/45	3,338
100	Freddie Mac, Gold 30 YR TBA	4.00	5/15/45	107
170	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	174
81	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	83
185	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	190
159	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	165

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$86	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	$88
84	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	87
94	Government National Mortgage Association, Pool #776954	2.50	11/15/42	94
154	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	159
184	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	184
90	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	92
946	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	976
453	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	467
284	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	300
582	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	600
169	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	175
447	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	462
167	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	176
356	Government National Mortgage Association, Pool #779084	3.00	4/15/42	367
2,797	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	2,886
377	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	388
495	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	511
461	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	476
270	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	278
444	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	458
426	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	449
675	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	713
773	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	816
98	Government National Mortgage Association, Pool #740798	3.50	1/15/42	104
286	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	302
254	Government National Mortgage Association, Pool #738602	3.50	8/15/26	272
336	Government National Mortgage Association, Pool #778157	3.50	3/15/42	355
798	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	842
97	Government National Mortgage Association, Pool #796271	3.50	7/15/42	103
833	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	879
344	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	363
882	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	931
2,129	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,246
493	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	519
432	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	455
447	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	471
46	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	49
1,349	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	1,422
76	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	81
1,841	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	1,940
359	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	385
166	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	178
85	Government National Mortgage Association, Pool #779401	4.00	6/15/42	91
851	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	908
879	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	937
742	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	792
438	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	467
485	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	520
887	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	948
304	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	325
845	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	902
209	Government National Mortgage Association, Pool #738710	4.00	9/15/41	225
355	Government National Mortgage Association, Pool #713876	4.00	8/15/39	381
480	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	515
85	Government National Mortgage Association, Pool #004922	4.00	1/20/41	91
1,700	Government National Mortgage Association, Pool #005139	4.00	8/20/41	1,826
357	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	383
99	Government National Mortgage Association, Pool #766495	4.00	10/15/41	107
197	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	212
483	Government National Mortgage Association, Pool #753254	4.00	9/15/43	518
576	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	626
1,135	Government National Mortgage Association, Pool #717148	4.50	5/15/39	1,271
1,580	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,770

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$413	Government National Mortgage Association, Pool #005260	4.50	12/20/41	$450
3,088	Government National Mortgage Association, Pool #004801	4.50	9/20/40	3,374
337	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	367
127	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	139
96	Government National Mortgage Association, Pool #738793	4.50	9/15/41	107
263	Government National Mortgage Association, Pool #604285	5.00	5/15/33	296
2,453	Government National Mortgage Association, Pool #004559	5.00	10/20/39	2,752
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
107	Government National Mortgage Association, Pool #675179	5.00	3/15/38	119
387	Government National Mortgage Association, Pool #782468	5.00	11/15/38	431
50	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	55
378	Government National Mortgage Association, Pool #694531	5.00	11/15/38	422
474	Government National Mortgage Association, Pool #782523	5.00	11/15/35	533
243	Government National Mortgage Association, Pool #712690	5.00	4/15/39	274
61	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	69
96	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	108
548	Government National Mortgage Association, Pool #510835	5.50	2/15/35	624
133	Government National Mortgage Association, Pool #658181	5.50	11/15/36	151
373	Government National Mortgage Association, Pool #783284	5.50	6/20/40	413
418	Government National Mortgage Association, Pool #781959	6.00	7/15/35	487
210	Government National Mortgage Association, Pool #004222	6.00	8/20/38	239
238	Government National Mortgage Association, Pool #004245	6.00	9/20/38	270
49	Government National Mortgage Association, Pool #699237	6.50	9/15/38	56
19	Government National Mortgage Association, Pool #695773	6.50	11/15/38	22
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
100	Government National Mortgage Association, 30 YR TBA	2.50	4/15/45	100
1,300	Government National Mortgage Association, 30 YR TBA	3.00	4/20/43	1,339
300	Government National Mortgage Association, 30 YR TBA	3.00	5/20/45	308
700	Government National Mortgage Association, 30 YR TBA	3.50	5/20/45	735
2,050	Government National Mortgage Association, 30 YR TBA	3.50	4/20/43	2,157
300	Government National Mortgage Association, 30 YR TBA	4.00	4/15/45	322
600	Government National Mortgage Association, 30 YR TBA	4.00	4/20/43	639
400	Government National Mortgage Association, 30 YR TBA	4.00	5/20/45	426
500	Government National Mortgage Association, 30 YR TBA	4.50	4/20/43	543

	Total U.S. Government Agency Mortgages			208,127

	Time Deposit — 0.00%
$1	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/15	1

	Total Time Deposit			1

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 23.03%
32,734,006	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		32,734
26,232,234	SSgA Treasury Money Market Fund (b)	0.00		26,232

	Total Mutual Funds			58,966

	Total Investments Before TBA Sale Commitments (cost $279,952) — 111.20%			284,769

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (c) — (1.12)%
$(100)	Fannie Mae, 15 YR TBA	5.00	4/25/30	(105)
(300)	Fannie Mae, 15 YR TBA	5.50	4/25/29	(315)
(1,000)	Fannie Mae, 15 YR TBA	4.00	4/25/29	(1,057)
(300)	Fannie Mae, 30 YR TBA	4.50	4/25/45	(327)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	4/15/29	(106)
(200)	Freddie Mac, Gold 15 YR TBA	4.50	4/15/29	(210)
(100)	Freddie Mac, Gold 30 YR TBA	4.50	4/15/45	(109)
(200)	Freddie Mac, Gold 30 YR TBA	5.50	4/15/45	(224)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (c) (continued)
$(100)	Government National Mortgage Association, 30 YR TBA	5.50	4/20/45	$(111)
(300)	Government National Mortgage Association, 30 YR TBA	5.00	4/15/44	(334)

	Total TBA Sale Commitments			(2,898)

	Liabilities in excess of other assets — (10.08)%			(25,810)

	Net Assets — 100.00%			$256,061

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2015.
(b)	The rate disclosed is the rate in effect on March 31, 2015.
(c)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

TBA—Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corp.	HC Capital Solutions	Total
Asset Backed Securities	1.37%	—	1.37%
Collateralized Mortgage Obligations	5.54%	—	5.54%
U.S. Government Agency Mortgages	81.26%	—	81.26%
Mutual Funds	10.25%	12.78%	23.03%
TBA Sale Commitments	-1.12%	—	-1.12%
Other Assets (Liabilities)	-10.07%	-0.01%	-10.08%

Total Net Assets	87.23%	12.77%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.75%
	Alabama — 2.51%
$525	Madison County Alabama Board of Education Capital Outlay, Tax Anticipation Warrants Revenue	2.00	9/1/15	$529

	Arizona — 5.77%
650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	712
460	Gilbert Arizona Public Facilities Municipal Property Corp. Revenue	5.00	7/1/17	504

				1,216

	Arkansas — 1.97%
400	Rogers Arkansas Sales & Use Tax Revenue	3.00	11/1/16	415

	California — 3.63%
765	California State, GO	5.00	4/1/15	765

	Colorado — 2.43%
500	Colorado Springs Colorado Utilities Revenue, Series C-1	4.00	11/15/15	512

	Delaware — 2.73%
570	New Castle County Delaware, GO, Series A	3.00	7/15/15	575

	Florida — 2.04%
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	271
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	160

				431

	Illinois — 9.90%
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	513
425	Mchenry County Illinois Conservation District, GO	5.00	2/1/20	494
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	553
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	530

				2,090

	Iowa — 5.12%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	516
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	563

				1,079

	Maryland — 2.51%
450	Maryland State, GO, Series A	5.00	3/1/20	530

	Massachusetts — 2.58%
525	Ashburnham Massachusetts, GO	5.00	1/15/16	544

	Michigan — 10.23%
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,055
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	515
500	Oakland University Michigan Revenue	5.00	3/1/21	591

				2,161

	Nevada — 2.65%
535	Las Vegas Valley Nevada Water District, GO, Series B	4.00	6/1/16	558

	New Jersey — 0.69%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	146

	New Mexico — 2.63%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	554

	New York — 7.87%
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, ETM (PRE-REFUNDED/ESCROWED TO MATURITY)	5.00	11/1/17	345
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,317

				1,662

	Ohio — 3.52%
730	Ohio State, GO	3.00	11/1/15	742

	Pennsylvania — 1.83%
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	385

	Tennessee — 2.70%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	569

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 5.75%
$745	College Station Texas, GO	5.00	2/15/16	$775
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	441

				1,216

	Utah — 2.54%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	535

	Washington — 13.36%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	204
475	Clark County Washington Public Utilities District No. 1 System Revenue	5.00	1/1/18	525
275	King County Washington, GO, Series B	4.00	12/1/16	291
350	King County Washington Sewer Revenue , Callable 7/1/20 @ 100.00	5.00	1/1/22	410
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	558
800	Washington State Health Care Facilities Authority, Catholic Health Revenue, Series A	5.00	2/1/16	830

				2,818

	Wisconsin — 3.79%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	615
175	Wisconsin State Clean Water Revenue	5.00	6/1/16	185

				800

	Total Municipal Bonds			20,832

	Total Investments (cost $20,589) — 98.75%			20,832

	Other assets in excess of liabilities — 1.25%			263

	Net Assets — 100.00%			$21,095

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

As of March 31, 2015, 100% of the Portfolio’s net assets were managed by Breckenridge Capital Advisors, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued) — 86.41%
	Alabama — 2.55%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,683
2,500	Alabama State Public School & College Authority Revenue, Series B	5.00	1/1/19	2,851
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A , Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,852
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A , Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,325

				10,711

	Alaska — 0.63%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A , Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,644

	Arizona — 0.87%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,802
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,830

				3,632

	Arkansas — 0.33%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,399

	California — 11.58%
5,000	California State, GO , Callable 4/1/19 @ 100.00	5.50	4/1/21	5,851
5,000	California State, GO , Callable 10/1/19 @ 100.00	5.25	10/1/20	5,897
3,705	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	3,719
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,110
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,199
605	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	606
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,967
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,997
5,000	Los Angeles California Harbor Department Revenue, Series C , Callable 8/1/19 @ 100.00	5.25	8/1/22	5,880
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,388
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,118
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	3,925
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,559
1,500	University of California Revenue, Series Q , Callable 5/15/17 @ 100.00	5.25	5/15/23	1,654
1,500	University of California Revenue, Series AO	5.00	5/15/20	1,774

				48,644

	Colorado — 1.27%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,979
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT, Callable 7/1/16 @ 100.00	5.00	11/15/19	1,326

				5,305

	Connecticut — 0.72%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,999

	Florida — 8.81%
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,279
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,279
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,848
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,098
2,000	Florida State Municipal Power Agency Revenue, Series A , Callable 10/1/19 @ 100.00	5.25	10/1/22	2,331
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	5,203
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,378
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,301
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,157
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	1,886
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,549

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	$2,179
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,369

				36,857

	Georgia — 4.28%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A , Callable 11/1/19 @ 100.00 (PRE-REFUNDED/ESCROWED TO MATURITY)	6.00	11/1/21	4,426
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,975
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,619
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,197
1,000	Municipal Electric Authority of Georgia Revenue, SUB, Series D , Callable 7/1/18 @ 100.00	5.75	1/1/19	1,152
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,586

				17,955

	Idaho — 0.08%
350	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	358

	Illinois — 2.69%
2,550	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT , Callable 5/18/15 @ 100.00 (a)	7.46	2/15/26	1,836
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,865
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,698
3,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	3,906

				11,305

	Indiana — 0.71%
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,818
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,165

				2,983

	Louisiana — 1.90%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,122
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,817

				7,939

	Massachusetts — 6.92%
1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	1,810
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,279
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University , Callable 7/1/20 @ 100.00	5.00	7/1/21	2,669
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University , Callable 7/1/20 @ 100.00	5.00	7/1/22	2,512
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,425
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,581
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,541
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,414
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,687

				28,918

	Michigan — 5.83%
2,300	Michigan State Finance Authority Revenue, Beaumont Health Credit Group	4.00	8/1/20	2,570
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,314
4,000	Michigan State Finance Authority Revenue, Series D1 (AGM)	5.00	7/1/21	4,632
6,000	Michigan State Finance Authority Revenue, Series B , Callable 7/1/18 @ 100.00	5.00	7/1/21	6,749
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,324
2,530	Michigan State Trunk Line Revenue	5.00	11/15/18	2,882
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,824
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,126

				24,421

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Minnesota — 0.26%
$1,000	Western Minnesota Municipal Power Agency Revenue, Series A	4.00	1/1/19	$1,103

	Missouri — 2.20%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,886
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,889
2,410	Missouri State Regional Convention & Sports Complex Authority Revenue, Series A	5.00	8/15/17	2,643
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,740

				9,158

	New Jersey — 0.20%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	856

	New Mexico — 0.84%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (RBC: ROYAL BANK OF CANADA) (b)	0.76	2/1/19	1,000
2,500	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue , Callable 2/1/19 @ 100.00 (SPA) (b)	0.86	11/1/39	2,498

				3,498

	New York — 10.24%
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,545
1,500	Metropolitan Transportation Authority New York Revenue, Series C	5.00	11/15/18	1,705
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,412
3,020	New York State, GO, Series E , Callable 8/1/19 @ 100.00	5.00	8/1/21	3,491
3,250	New York State, GO, Series G	5.00	8/1/19	3,743
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A , Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,899
2,000	New York City Transitional Finance Authority Future Tax Revenue, Series E	5.00	11/1/18	2,276
435	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	443
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A	5.00	2/15/19	2,861
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,393
5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	5,701
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,338
2,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 185th Series, AMT	5.00	9/1/22	2,389
3,000	Sales Tax Asset Receivable Corp. NY Revenue, Series A	5.00	10/15/19	3,507
2,500	Triborough New York Bridge & Tunnel Authority Revenue, Series 2003B-2 , Callable 6/3/19 @ 100.00 (b),(c)	0.46	1/1/33	2,483
1,500	Triborough New York Bridge & Tunnel Authority Revenue, Series A (GO of Authority)	5.00	11/15/18	1,707

				42,893

	Ohio — 3.31%
6,535	Kent State University Revenue, Series B , Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,487
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,184
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A , Callable 11/15/20 @ 100.00	5.75	11/15/22	3,019
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,121

				13,811

	Pennsylvania — 3.67%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B , Callable 11/15/16 @ 100.00	5.00	11/15/17	1,311
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B , Callable 1/1/18 @ 100.00	5.00	7/1/21	3,278
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B , Callable 7/1/17 @ 100.00	5.00	1/1/22	3,840
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,807

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	$1,819
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B , Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,354

				15,409

	South Carolina — 0.97%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2 , Callable 1/1/21 @ 100.00	5.00	1/1/22	4,057

	South Dakota — 0.02%
80	Heartland Consumers Power District South Dakota Electric Revenue, ETM (PRE-REFUNDED/ESCROWED TO MATURITY)	6.38	1/1/16	84

	Texas — 12.06%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,976
880	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	902
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	4,013
20	Dallas Texas, GO, Series A, ETM (PRE-REFUNDED/ESCROWED TO MATURITY)	5.00	2/15/18	22
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,494
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,205
5,000	Fort Worth Texas Independent School District, GO , Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,595
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,200
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,778
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,321
3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	3,970
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,007
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM (PRE-REFUNDED/ESCROWED TO MATURITY)	8.75	12/15/18	2,959
2,000	San Antonio Texas, GO	5.00	2/1/20	2,333
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,835
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,788
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,419
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,936
1,500	Texas State Transportation Commission Highway Fund Revenue, Series A	5.00	4/1/19	1,725

				50,478

	Utah — 0.43%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,641
160	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, AMT, Callable 5/18/15 @ 100.00	5.00	7/1/18	160

				1,801

	Washington — 2.76%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,358
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,231
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,930
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,680
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,187
2,500	Washington State, GO, Series B	5.00	7/1/23	3,071
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,156

				11,613

	Wisconsin — 0.28%
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, UnityPoint Health, Series A	5.00	12/1/21	1,186

	Total Municipal Bonds			362,017

	Corporate Bond — 0.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bond (continued)
$3,939	ASC Equipment (Trading Companies & Distributors) *(d)(e)	5.13	3/1/08	$—

	Total Corporate Bond			—

	Time Deposit — 0.27%
$1,130	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/15	1,130

	Total Time Deposit			1,130

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Fund — 12.88%
53,973,104	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (f)	0.00		53,973

	Total Mutual Fund			53,973

	Total Investments (cost $406,354) — 99.56%			417,120
	Other assets in excess of liabilities — 0.44%			1,846

	Net Assets — 100.00%			$418,966

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.44% of the Portfolio’s net assets.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2015. The maturity date represents actual maturity date.
(c)	Continuously callable.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.
(f)	The rate disclosed is the rate in effect on March 31, 2015.

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

AMT—Alternative Minimum Tax

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

GTY—Guaranty

MBIA—Municipal Bond Insurance Association

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

As of March 31, 2015, 100% of the Portfolio’s net assets were managed by Standish Mellon Asset Management Company.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 85.75%
	Alabama — 4.87%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,724
1,235	Birmingham Alabama, GO, Series A , Callable 6/1/24 @ 100.00	5.00	12/1/26	1,475
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	526

				3,725

	Arizona — 0.20%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155

	California — 3.52%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L , Callable 5/1/20 @ 100.00	5.00	5/1/22	1,176
1,500	Los Angeles California Unified School District, GO, Series A-2 , Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,518

				2,694

	Florida — 14.62%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,642
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	409
1,400	Lee County Florida School Board Certificates of Participation, Series A , Callable 8/1/24 @ 100.00	5.00	8/1/27	1,656
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	912
1,000	Miami-Dade County Florida, GO, Series A , Callable 11/1/24 @ 100.00	5.00	11/1/27	1,197
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,191
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,321
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,071
1,500	West Palm Beach Florida Utility System Revenue, Series A , Callable 10/1/21 @ 100.00	5.00	10/1/22	1,804

				11,203

	Hawaii — 2.34%
1,500	Honolulu City & County Hawaii, GO, Series B , Callable 12/1/20 @ 100.00	5.00	12/1/23	1,789

	Illinois — 2.23%
1,325	DuPage & Cook Counties Illinois Community Unit School District #205, GO (NATL-RE)	5.50	1/1/16	1,375
320	Northbrook Illinois, GO	3.00	12/1/15	326

				1,701

	Maryland — 2.00%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,534

	Massachusetts — 1.60%
1,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	1,222

	Michigan — 1.46%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,115

	Minnesota — 0.59%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	452

	Nebraska — 1.39%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,067

	Nevada — 2.53%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	982
800	Nevada State System of Higher Education Certificates of Participation, Series A , Callable 7/1/24 @ 100.00	5.00	7/1/26	956

				1,938

	New York — 3.33%
1,495	New York City Transitional Finance Authority Revenue, Series D , Callable 2/1/21 @ 100.00	5.25	2/1/22	1,795
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A , Callable 2/15/24 @ 100.00	5.00	2/15/26	756

				2,551

	Ohio — 8.79%
700	American Municipal Power, Inc. Revenue, Series A , Callable 2/15/24 @ 100.00	5.00	2/15/27	823
1,600	Columbus Ohio State, GO, Series 1 , Callable 7/1/23 @ 100.00	5.00	7/1/24	1,972

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	$1,628
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,104
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,191

				6,718

	Oklahoma — 2.24%
450	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	459
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,258

				1,717

	Pennsylvania — 5.01%
1,010	Lackawanna County Pennsylvania Abington Heights School District, GO (State Aid Withholding)	3.00	3/15/16	1,035
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,637
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,166

				3,838

	South Carolina — 1.64%
1,100	Richland County School District No. 2, GO, Series A , Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,259

	Texas — 9.17%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,104
1,250	Dallas Texas Waterworks & Sewer System Revenue , Callable 10/1/21 @ 100.00	5.00	10/1/23	1,498
1,435	Sugar Land Texas, GO , Callable 2/15/19 @ 100.00	5.00	2/15/21	1,641
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,954
750	Webb County Texas, GO	4.50	2/15/19	829

				7,026

	Washington — 16.10%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	552
1,000	King County Washington, GO	5.25	1/1/23	1,245
1,400	King County Washington Sewer Revenue , Callable 1/1/22 @ 100.00	5.00	1/1/24	1,665
750	King County Washington Sewer Revenue	5.00	1/1/20	875
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,767
1,150	Skagit County Washington, GO	4.00	12/1/17	1,244
1,500	Tacoma Washington Water Revenue, Series A , Callable 6/1/20 @ 100.00	5.00	12/1/22	1,753
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,002
1,100	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	1,212

				12,315

	Wisconsin — 2.12%
1,220	Menomonee Falls Wisconsin School District, GO , Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,322
300	Wisconsin State, GO, Series C	5.00	5/1/15	301

				1,623

	Total Municipal Bonds			65,642

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 15.46%
9,995,013	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		9,995
1,841,479	SSgA Treasury Money Market Fund (a)	0.00		1,841

	Total Mutual Funds			11,836

	Total Investments (cost $74,559) — 101.21%			77,478

	Liabilities in excess of other assets — (1.21)%			(926)

	Net Assets — 100.00%			$76,552

(a)	The rate disclosed is the rate in effect on March 31, 2015.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2015 (Unaudited)

AGM—Assured Guaranty Municipal Corporation

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

SCSDE—Insured by South Carolina School Discount Enhancement

As of March 31, 2015, 100% of the Portfolio’s net assets were managed by Breckenridge Capital Advisors, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments - March 31, 2015 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2015, the Trust offered twenty separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of March 31, 2015, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Portfolios of Investments - March 31, 2015 (Unaudited) (continued)

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments - March 31, 2015 (Unaudited) (continued)

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities: In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2015 (amounts in thousands):

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$535,028	$—	$—	$535,028
Time Deposit	—	5,144	—	5,144
Mutual Fund	99,451	—	—	99,451
Repurchase Agreement	—	3,277	—	3,277

Total Investments	634,479	8,421	—	642,900

Institutional Value Portfolio
Common Stocks[1]	787,566	—	—	787,566
Time Deposit	—	9,397	—	9,397
Mutual Fund	153,423	—	—	153,423
Repurchase Agreement	—	4,417	—	4,417

Total Investments	940,989	13,814	—	954,803

Growth Portfolio
Common Stocks[1]	742,077	—	—	742,077
Time Deposit	—	12,510	—	12,510
Mutual Fund	137,039	—	—	137,039
Repurchase Agreement	—	2,379	—	2,379

Total Investments	879,116	14,889	—	894,005

Institutional Growth Portfolio
Common Stocks[1]	1,125,049	—	—	1,125,049
Time Deposit	—	20,029	—	20,029
Mutual Fund	214,561	—	—	214,561
Repurchase Agreement	—	4,196	—	4,196

Total Investments	1,339,610	24,225	—	1,363,835

Other Financial Instruments[4]
Currency Contracts	—	(1)	—	(1)
Small Capitalization Portfolio
Common Stocks[1]	100,394	—	—	100,394
Time Deposit	—	2,848	—	2,848

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
Small Capitalization Portfolio
Mutual Funds	$13,112	$—		$—	$13,112
Repurchase Agreement	—	652		—	652
Contingent Rights	—	—	[5]	—	—	[5]
Warrant	— [5]	—		—	—	[5]

Total Investments	113,506	3,500		—	117,006

Institutional Small Capitalization Portfolio
Common Stocks[1]	178,219	—		—	178,219
Time Deposit	—	6,011		—	6,011
Mutual Funds	18,699	—		—	18,699
Repurchase Agreement	—	3,056		—	3,056
Contingent Rights	—	—	[5]	—	—	[5]

Total Investments	196,918	9,067		—	205,985

Real Estate Portfolio
Common Stocks[1]	139,977	—		—	139,977
Mutual Funds	7,766	—		—	7,766

Total Investments	147,743	—		—	147,743

Commodity Portfolio
Common Stocks[1,2]	745,272	—		—	745,272
Preferred Stocks[1,2]	5,410	—		—	5,410
Corporate Bonds[1]	—	16,641		—	16,641
Asset Backed Securities	—	7,051		—	7,051
Collateralized Mortgage Obligations	—	8,381		—	8,381
Certificates of Deposit	—	9,001		—	9,001
Global Bonds[2]	—	24,228		—	24,228
U.S. Government Agency Securities	—	15,679		—	15,679
U.S. Treasury Obligations	—	42,372		—	42,372
Yankee Dollars[1,2]	—	22,058		—	22,058
Time Deposit	—	21,745		—	21,745
Mutual Funds	14,648	—		—	14,648

Purchased Options	1	—		—	1
Repurchase Agreements	—	245,713		—	245,713
Commercial Paper	—	1,286		—	1,286

Total Investments	765,331	414,155		—	1,179,486

Other Financial Instruments[4]
Written Options	$(207)	$(5)		$—	$(212)
Swaptions	—	1		—	1
Futures	(5,645)	—		—	(5,645)
Interest Rate Swaps	—	(1,507)		—	(1,507)
Total Return Swaps	—	(69)		—	(69)
Commodity Forward Swap Agreements	—	50		—	50
Commodity Swap Agreements	—	1,499		—	1,499
Variance Swap Agreements	—	17		—	17
Currency Contracts	—	1,075		—	1,075

International Portfolio
Common Stocks[1,2]	1,486,808	—		—	1,486,808
Preferred Stocks[1,2]	11,922	—		—	11,922
U.S. Treasury Obligations	—	31		—	31
Time Deposit	—	23,234		—	23,234
Rights[1,2]	437	—		—	437
Mutual Funds	11,441	—		—	11,441
Repurchase Agreement	—	52,332		—	52,332

Total Investments	1,510,608	75,597		—	1,586,205

Other Financial Instruments[4]
Futures	21	—		—	21
Currency Contracts	—	—	[5]	—	—	[5]

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
Institutional International Portfolio
Common Stocks[1,2]	$2,829,633	$—		$—	$2,829,633
Preferred Stocks[1,2]	22,675	—		—	22,675
U.S. Treasury Obligations	—	40		—	40
Time Deposit	—	21,204		—	21,204
Rights[1,2]	932	—		—	932
Mutual Funds	18,841	—		—	18,841
Repurchase Agreement	—	87,525		—	87,525
Warrant[1,2]	20	—		—	20

Total Investments	2,872,101	108,769		—	2,980,870

Other Financial Instruments[4]
Futures	37	—		—	37
Currency Contracts	—	—	[5]	—	—	[5]
Emerging Markets Portfolio
Common Stocks[1,2]	1,737,461	—		—	1,737,461
Preferred Stocks[1,2]	65,216	—		—	65,216
Time Deposit	—	12,940		—	12,940
Mutual Funds	42,946	—		—	42,946
Repurchase Agreement	—	17,913		—	17,913
Global Bond	—	—	[5]	—	—	[5]

Total Investments	1,845,623	30,853		—	1,876,476

Core Fixed Income Portfolio
Corporate Bonds[1]	—	25,929		—	25,929
Asset Backed Securities	—	520		—	520
Collateralized Mortgage Obligations	—	2,295		—	2,295
U.S. Government Agency Securities	—	1,942		—	1,942
U.S. Government Agency Mortgages	—	32,896		—	32,896
U.S. Treasury Obligations	—	21,569		—	21,569
Yankee Dollars[1]	—	5,101		—	5,101
Time Deposit	—	36		—	36
Mutual Funds	18,289	—		—	18,289

Total Investments	18,289	90,288		—	108,577

TBA Sale Commitments	—	(366)		—	(366)
Fixed Opportunity Portfolio
Preferred Stock[1]	186	—		—	186
Corporate Bonds[1]	—	507,422		—	507,422
Asset Backed Security	—	5,196		—	5,196
Collateralized Mortgage Obligations	—	52,270		—	52,270
Yankee Dollars[1]	—	131,248		—	131,248
Time Deposit	—	1,850		—	1,850
Mutual Funds	111,462	—		—	111,462
Repurchase Agreement	—	9,997		—	9,997

Total Investments	111,648	707,983		—	819,631

Other Financial Instruments[4]
Futures	(113)	—		—	(113)
Currency Contracts	—	312		—	312
Inflation Protected Portfolio
U.S. Treasury Obligations	—	463,785		—	463,785
Mutual Funds	53,332	—		—	53,332

Total Investments	53,332	463,785		—	517,117

U.S. Government Fixed Income Portfolio
Corporate Bond[1]	—	276		—	276
U.S. Government Agency Securities	—	18,278		—	18,278
U.S. Treasury Obligations	—	204,561		—	204,561
Time Deposit	—	402		—	402
Mutual Fund	33,545	—		—	33,545

Total Investments	33,545	223,517		—	257,062

U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	—	161,769		—	161,769
Yankee Dollars[1]	—	31,175		—	31,175
Mutual Funds	37,634	—		—	37,634

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Corporate Fixed Income Portfolio
Repurchase Agreement	$—	$1,343		$—	$1,343

Total Investments	37,634	194,287		—	231,921

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	—	3,497		—	3,497
Collateralized Mortgage Obligations	—	14,178		—	14,178
U.S. Government Agency Mortgages	—	208,127		—	208,127
Time Deposit	—	1		—	1
Mutual Funds	58,966	—		—	58,966

Total Investments	58,966	225,803		—	284,769

TBA Sale Commitments	—	(2,898)		—	(2,898)
Short-Term Municipal Portfolio
Municipal Bonds[3]	—	20,832		—	20,832

Total Investments	—	20,832		—	20,832

Intermediate Municipal Portfolio
Corporate Bond[1]	—	—	[5]	—	—	[5]
Municipal Bonds[3]	—	362,017		—	362,017
Time Deposit	—	1,130		—	1,130
Mutual Fund	53,973	—		—	53,973

Total Investments	53,973	363,147		—	417,120

Intermediate Municipal II Portfolio
Municipal Bonds[3]	—	65,642		—	65,642
Mutual Funds	11,836	—		—	11,836

Total Investments	11,836	65,642		—	77,478

1	Please see the Portfolio of Investments for industry classification.
2	Please see the Portfolio of Investments for country classification.
3	Please see the Portfolio of Investments for state classification.
4	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.
5	Amounts are $0 or have been rounded to $0.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 1 to Level 2 or Level 2 to Level 1 as of March 31, 2015.

C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of

Trustees. Not all restricted securities are considered illiquid. At March 31, 2015, the Commodity Portfolio held illiquid restricted securities representing 0.00% of net assets. The illiquid restricted securities held as of March 31, 2015 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Commodity Portfolio
Voya CLO, Ltd., Series 2012-2RA, Class AR, 10/25/22	3/20/15	$400	$400	$400

E. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven (7) calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

F. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Options Contracts — Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the quarter ended March 31, 2015:

Commodity Portfolio	Number of Contracts	Notional (000)[1]	Premiums Received (000)
Options outstanding at December 31, 2014	(2,089)	$(6,000)	$(251)
Options written	(1,054)	(3,991)	(248)
Options exercised	—	—	—
Options expired	1,020	6,000	149
Options closed	979	770	111

Options outstanding at March 31, 2015	(1,144)	$(3,221)	$(239)

[1]	Includes swaptions.

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at December 31, 2014	—	$—
Options written	(18)	(9)
Options exercised	—	—
Options expired	—	—
Options closed	18	9

Options outstanding at March 31, 2015	—	$—

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps: Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps: Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. In order to reduce such risks, certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps: Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at March 31, 2015 is disclosed in the swap tables included in the Portfolios of Investments.

H. Bank Loans. Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major United States banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. As of March 31, 2015 none of the Portfolios invested in bank loans.

I. Securities Lending. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles. A Portfolio bears the risk of such investments. Securities on loan at March 31, 2015 are presented in the Portfolio of Investments.

Securities lending transactions are entered into by each Portfolio under a Master Securities Lending Agreement (‘‘MSLA’’) which permits the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolios to the same counterparty against amounts to be received and create one single net payment due to or from the Portfolios.

J. Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

3. FEDERAL INCOME TAXES. As of March 31, 2015, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	561,495	98,293	(16,888)	81,405
Institutional Value Portfolio	837,388	142,760	(25,345)	117,415
Growth Portfolio	630,075	273,889	(9,959)	263,930
Institutional Growth Portfolio	1,031,898	344,913	(12,976)	331,937
Small Cap Mid-Cap Portfolio	89,662	31,376	(4,032)	27,344
Institutional Small Cap-Mid Cap Portfolio	154,530	56,363	(4,908)	51,455
Real Estate Portfolio	116,648	31,425	(330)	31,095
Commodity Returns Strategy Portfolio	1,234,612	29,199	(84,325)	(55,126)
International Portfolio	1,454,035	223,934	(91,764)	132,170
Institutional International Portfolio	2,801,797	365,107	(186,034)	179,073
Emerging Markets Portfolio	2,008,043	148,746	(280,313)	(131,567)
Core Fixed Income Portfolio	106,882	1,946	(251)	1,695
Fixed Opportunity Portfolio	827,633	14,720	(22,722)	(8,002)
U.S. Government Fixed Income Portfolio	250,583	6,728	(249)	6,479
Inflation Protected Portfolio	505,012	12,568	(463)	12,105
U.S. Corporate Fixed Income Portfolio	229,761	2,815	(655)	2,160
U.S. Mortgage/Asset Backed Fixed Income Portfolio	279,954	5,623	(808)	4,815
Short-Term Municipal Portfolio	20,589	251	(8)	243
Intermediate Municipal Portfolio	406,322	15,626	(4,828)	10,798
Intermediate Municipal II Portfolio	74,559	2,952	(33)	2,919

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L Bergman, Principal Financial Officer

Date May 29, 2015

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date May 29, 2015